                                                FRANK RUSSELL INVESTMENT COMPANY

INSTITUTIONAL FUNDS

2002 Annual Report

CLASS E, I, AND Y SHARES

EQUITY I FUND
EQUITY II FUND
EQUITY III FUND
EQUITY Q FUND
INTERNATIONAL FUND
FIXED INCOME I FUND
FIXED INCOME III FUND

CLASS C, E, AND S SHARES

EMERGING MARKETS FUND
REAL ESTATE SECURITIES FUND
SHORT TERM BOND FUND

CLASS C, E, I, AND S SHARES

SELECT GROWTH FUND
SELECT VALUE FUND

OCTOBER 31, 2002

                                                                  [LOGO] Russell

                        Frank Russell Investment Company

  Frank Russell Investment Company is a "series mutual fund" with 31 different investment portfolios. These financial statements report on twelve Funds, each of which has distinct investment objectives and strategies.


                  Frank Russell Investment Management Company

      Responsible for overall management and administration of the Funds.


                             Frank Russell Company

                          Consultant to Frank Russell
                         Investment Management Company.

                        Frank Russell Investment Company
                               Institutional Funds

                                  Annual Report
                                October 31, 2002

                               Table of Contents                       Page

   Letter to Our Clients .............................................   3
   Equity I Fund .....................................................   4
   Equity II Fund ....................................................  14
   Equity III Fund ...................................................  26
   Equity Q Fund .....................................................  34
   International Fund ................................................  42
   Fixed Income I Fund ...............................................  58
   Fixed Income III Fund .............................................  74
   Emerging Markets Fund .............................................  90
   Real Estate Securities Fund ....................................... 100
   Short Term Bond Fund .............................................. 104
   Select Growth Fund ................................................ 114
   Select Value Fund ................................................. 120
   Statement of Assets and Liabilities ............................... 126
   Statement of Operations ........................................... 130
   Statement of Changes in Net Assets ................................ 132
   Financial Highlights .............................................. 136
   Notes to Statement of Net Assets .................................. 145
   Notes to Financial Statements ..................................... 146
   Report of Independent Accountants ................................. 163
   Tax Information ................................................... 164
   Disclosure of Information about Fund Directors .................... 165
   Matter Submitted to a Vote of Shareholders ........................ 168
   Manager, Money Managers and Service Providers ..................... 173

Frank Russell Investment Company - Institutional Funds
Copyright (C) Frank Russell Company 2002. All rights reserved. This material is proprietary and may not be reproduced, transferred, or distributed in any form without prior written permission from Frank Russell Company. It is delivered on an "as is" basis without warranty. The Russell logo is a trademark and service mark of Frank Russell Company. Frank Russell Company and Standard & Poor's Corporation are the owners of the trademarks, service marks, and copyrights related to their respective indexes. This material must be accompanied or preceded by a current Frank Russell Investment Company Prospectus containing complete information concerning the investment objectives and operations of the Company, charges, and expenses. The Prospectus should be read carefully before an investment is made. The performance as of April 1, 1995 is reported gross of investment advisory fees. For periods thereafter, performance and yields are reported net of investment advisory fees but gross of investment services fees, descriptions of which can be obtained from the investment advisor. Investment services fees and other account expenses will reduce performance (e.g., an investment services fee of 0.2% off average managed assets will reduce a 10.0% Semiannual return to 9.8%). The performance quoted represents past performance and the investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Investments in securities of non- US issuers and foreign currencies involve investment risks different than those of US issuers; the Prospectus contains further information and details regarding these risks. Russell Fund Distributors, Inc., is the distributor of Frank Russell Investment Company.

To Our Clients

As we present Frank Russell Investment Company's 2002 Annual Report, we would like to thank you for choosing to put your confidence in Russell's MULTI ASSET, MULTI STYLE, MULTI MANAGER(TM) investment solution.

This annual report is being delivered against the backdrop of continued, uncertain markets. As the third year of a bear market passes we would like to take a moment to reflect on our investment process and how it has performed in this volatile environment.

Overall, Russell's focus on diversity and risk management has been accomplished through the use of multiple asset classes, where applicable, and multiple style differentiated money managers. This process ensures that investors are participating in a broad range of asset classes and investment styles. For example, certain segments of the equity market were strong performers, such as value relative to growth and international relative to domestic. As Russell investors, your broad asset allocation was supported by money manager diversification.

As we move into 2003, we remain committed to our strategically diversified investment philosophy based on world class independent manager research. As global leaders in multi-manager investing, we continue to have a worldwide network of manager research analysts conducting ongoing reviews of the managers in your portfolios, ensuring the most appropriate managers and strategies are employed.

You have put your financial security in our hands and we take that responsibility very seriously. Thank you for your continued confidence and investment with Frank Russell Investment Company. We look forward to 2003 and will continue to earn your support.

Warm Regards,

[GRAPHIC]
Len Brennan
President and Chief Executive Officer

Equity I Fund

Portfolio Management Discussion--October 31, 2002 (Unaudited)


Objective: To provide income and capital growth by investing principally in equity securities.

Invests in: Primarily US equity securities.

Strategy: The Fund uses a multi-style, multi-manager strategy intended to achieve higher returns with moderate risk. The Fund employed the investment management services of eleven managers with three separate and distinct investment styles.

                                   [GRAPHIC]

     Equity I Fund - Class I                                 Equity I Fund - Class Y ++++++

     Periods Ended     Growth of       Total                 Periods Ended     Growth of      Total
     10/31/02          $10,000         Return                10/31/02          $10,000        Return
     1 Year            $  8,596        (14.04)%              1 Year            $  8,604       (13.96)%
     5 Years           $  9,389         (1.25)%ss.           5 Years           $  9,410        (1.21)%ss.
     10 Years          $ 23,757           9.03%ss.           10 Years          $ 23,808          9.06%ss.


     Equity I Fund - Class E++++                             Russell 1000(R) Index

     Periods Ended     Growth of       Total                 Periods Ended     Growth of      Total
     10/31/02          $10,000         Return                10/31/02          $ 10,000       Return

     1 Year            $  8,574        (14.26)%              1 Year            $  8,540       (14.60)%
     5 Years           $  9,312         (1.41)%ss.           5 Years           $ 10,356          0.70%ss.
     10 Years          $ 23,562           8.94%ss.           10 Years          $ 25,445          9.79%ss.

Performance Review

For the year ended October 31, 2002, the Equity I Fund Class I, Class E and Class Y shares lost 14.04%, 14.26% and 13.96%, respectively. This compared to a loss of 14.60% for the Fund's benchmark, the Russell 1000(R) Index.


Market and Portfolio Highlights

Broad US equity markets experienced a short rally in November and December of 2001; however, by the end of the first calendar quarter of 2002 and throughout most of the remaining fiscal year, a trend of market losses had returned. Corporate accounting and earnings remained under scrutiny as the economy gave mixed signals, such as healthy consumer spending and low interest rates, which contrasted with negative factors such as rising unemployment and a depressed manufacturing sector.

During the past twelve months, the market environment was difficult for active managers. However, managers who were defensively positioned through exposure to stocks of undervalued, anti-cyclical companies with histories of predictable earnings and low debt levels generally outperformed those managers favoring companies with positive forward-looking earnings growth. The Fund's investment approach was not fully rewarded since it tended to favor companies with strong earnings growth potential.

Fund performance was negatively impacted by its exposure to companies whose management and accounting practices were questioned. Tyco International Ltd. and WorldCom, both troubled companies, detracted from the Fund's results. During the period the Fund's managers avoided, or had only minimal exposure to, most of the other ailing companies such as SBC Communications

4 Equity I Fund

Equity I Fund

Portfolio Management Discussion--October 31, 2002 (Unaudited)

Inc., McDonald's Corp., and Verizon Communications Inc. While the pharmaceutical sector as a whole had negative returns, the Fund's overweight was a positive contributor due to stock selection. The Fund also benefited from its managers' overweight holdings in companies that the market favored in the latter half of 2002 such as Procter & Gamble, which rose in July on news of an accelerated corporate buy-back program, and Bank of America, which announced efficiency streamlining measures.

Value stocks held firmer than growth issues for most of the fiscal period, but in the last four months growth stocks staged a return. The preference for value created a difficult environment for the Fund's growth managers, especially Turner Investment Partners, which favors accelerating earnings growth companies. However, Turner's lower benchmark-relative returns were in line with expectations as it was positioned for a more rapid market recovery, consistent with its investment approach. Marsico, a growth manager, overcame the unfavorable growth environment and performed well by underweighting the lagging technology sector in favor of consumer discretionary and defense holdings.

The Fund's value managers all had respectable market-relative returns, with MFS leading, followed by Barclays and Alliance/ Bernstein. These managers benefited by not investing in growth stocks that had fallen into the value category and by generally avoiding companies that sustained large losses during the period.

The custom-designed defensive investment strategy used by Westpeak lived up to expectations by outperforming both the benchmark and the Fund's other managers during the fiscal year. Jacobs Levy steadied returns with rewarded stock selection, while Suffolk and Peachtree lagged since they were positioned for a speedier recovery.

During most of the fiscal year, the portfolio maintained an approximate 2% underweight to the declining technology sector, boosting Fund returns during the period. Most managers found this sector unappealing because of its high valuations relative to future growth prospects. Yet, by October 2002, some of the Fund's more aggressive managers, such as Suffolk and Peachtree, began to overweight the sector in anticipation of a recovery. The Fund's aggregate holdings tended to favor the consumer discretionary, materials & processing, and producer durables sectors, while avoiding integrated oils and utilities. These over- and underweight positions contributed to performance during the period.

One change was made to the manager line-up during the fiscal period. Alliance Capital was replaced with Montag & Caldwell in October 2002. This change more fully diversifies the growth allocation of the Fund.

   Top Ten Equity Holdings
   (as a percent of Total                          October 31, 2002
   Investments)

   Citigroup, Inc.                                              2.7%
   Pfizer, Inc.                                                 2.7
   Microsoft Corp.                                              2.5
   Exxon Mobil Corp.                                            1.9
   Procter & Gamble Co.                                         1.8
   Wal-Mart Stores, Inc.                                        1.8
   Viacom, Inc. Class B                                         1.5
   Johnson & Johnson                                            1.4
   American International Group                                 1.4
   General Electric Co.                                         1.3


   Portfolio
   Characteristics                                 October 31, 2002

   Current P/E Ratio                                          20.0x
   Portfolio Price/Book Ratio                                 2.67x
   Market Capitalization-$-Weighted Average               65.81 Bil
   Number of Holdings                                           631


   Money Managers                                  Styles

   Alliance Capital Management, LP-Bernstein
     Investment Research & Management Unit         Value
   Barclays Global Fund Advisors                   Value
   Jacobs Levy Equity Management, Inc.             Market-Oriented
   MFS Institutional Advisors, Inc.                Value
   Marsico Capital Management, LLC                 Growth
   Montag & Caldwell, Inc.                         Growth
   Peachtree Asset Management                      Market-Oriented
   Strong Capital Management, Inc.                 Growth
   Suffolk Capital Management, Inc.                Market-Oriented
   Turner Investment Partners, Inc.                Growth
   Westpeak Global Advisors, LP                    Market-Oriented

                          ---------------------

*      Equity I Fund Class I assumes initial investment on November 1, 1992.

** Russell 1000(R) Index includes the 1,000 largest companies in the Russell 3000(R) Index. The Russell 1000(R) Index represents the universe of stocks from which most active money managers typically select. The Russell 1000(R) Index return reflects adjustments for income dividends and capital gains distributions reinvested as of the ex-dividend dates.

 + Prior to April 1, 1995, Fund performance results are reported gross of investment management fees. For the period following April 1, 1995, Fund performance results are reported net of investment management fees but gross of any investment services fees. Information concerning these fees can be obtained from the Fund's Advisor upon request.

++   Equity I Fund Class I performance has been linked with Class E to provide historical perspective. From May 14, 1999 (commencement of sale) through the current period, Class E paid shareholder service fees. Total return would have been lower had these fees been in effect during prior reporting periods.

+++ Equity I Fund Class I performance has been linked with Class Y to provide historical perspective.

ss.    Annualized.

Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results.

                                                                 Equity I Fund 5

Equity I Fund

Statement of Net Assets--October 31, 2002

                                                            Number        Market
                                                              of           Value
                                                            Shares         (000)
                                                                             $
--------------------------------------------------------------------------------
Common Stocks - 95.5%
Auto and Transportation - 2.0%
American Axle & Manufacturing
   Holdings, Inc. (AE)                                      3,740             89
AMR Corp. (AE)                                                660              3
ArvinMeritor, Inc.                                          4,533             69
Autoliv, Inc.                                              17,600            341
Burlington Northern Santa Fe Corp.                         27,320            703
Canadian National Railway Co.                              12,996            555
Cooper Tire & Rubber Co.                                   13,380            174
CSX Corp.                                                     490             14
Dana Corp.                                                 79,400            794
Delphi Corp.                                               56,740            395
FedEx Corp.                                                48,029          2,555
Ford Motor Co.                                             47,249            400
General Motors Corp.                                       24,260            807
Genuine Parts Co.                                          11,610            343
Goodyear Tire & Rubber Co. (The)                           19,600            139
Harley-Davidson, Inc.                                      53,771          2,812
JB Hunt Transport Services, Inc. (AE)                       2,400             66
JetBlue Airways Corp. (AE)                                  2,380             96
Lear Corp. (AE)                                             6,330            231
Norfolk Southern Corp.                                     29,300            592
Paccar, Inc.                                                5,590            247
Skywest, Inc.                                               2,230             34
Southwest Airlines Co.                                     31,405            459
TRW, Inc.                                                   1,760             94
Union Pacific Corp.                                        11,730            693
United Parcel Service, Inc. Class B                        14,500            870
Visteon Corp.                                              10,700             71
                                                                      ----------
                                                                          13,646
                                                                      ----------
Consumer Discretionary - 18.6%
Abercrombie & Fitch Co. Class A (AE)                       72,000          1,283
Advance Auto Parts (AE)                                     8,000            428
Amazon.com, Inc. (AE)                                      15,000            290
AOL Time Warner, Inc. (AE)                                235,290          3,471
Apollo Group, Inc. Class A (AE)                            30,800          1,278
Autozone, Inc. (AE)                                        10,000            858
Avon Products, Inc.                                        15,000            727
Banta Corp.                                                 1,520             47
Bed Bath & Beyond, Inc. (AE)                               50,558          1,793
Belo Corp. Class A                                         33,100            765
Black & Decker Corp.                                       30,250          1,414
Blyth, Inc.                                                 3,930            111
Bob Evans Farms                                               900             22
Brinker International, Inc. (AE)                           53,800          1,527
Callaway Golf Co.                                           5,800             71
Career Education Corp. (AE)                                 8,090            324
Carnival Corp.                                             87,500          2,286
CEC Entertainment, Inc. (AE)                                  580             16
Cendant Corp. (AE)                                          6,300             72
Cheesecake Factory (The) (AE)                               8,000            271
Chico's FAS, Inc. (AE)                                     35,500            685


                                                            Number        Market
                                                              of           Value
                                                            Shares         (000)
                                                                             $
--------------------------------------------------------------------------------
Claire's Stores, Inc.                                        2,700            70
Clear Channel Communications, Inc. (AE)                     95,981         3,556
Clorox Co.                                                  14,260           641
Coach, Inc. (AE)                                             8,200           244
Colgate-Palmolive Co.                                       73,915         4,064
Corinthian Colleges, Inc. (AE)                               7,000           266
Costco Wholesale Corp. (AE)                                 31,000         1,052
Darden Restaurants, Inc.                                     8,150           155
Dillard's, Inc. Class A                                      7,500           124
DoubleClick, Inc. (AE)                                       3,760            26
Eastman Kodak Co.                                           22,260           733
eBay, Inc. (AE)                                             35,048         2,217
EchoStar Communications Corp.
   Class A (AE)                                              1,470            30
Electronic Arts, Inc. (AE)                                  54,686         3,561
Estee Lauder Cos., Inc. (The) Class A                       11,700           341
Expedia, Inc. Class A (AE)                                     210            14
Family Dollar Stores                                         1,100            34
Fastenal Co.                                                 9,000           306
Federated Department Stores (AE)                            54,621         1,677
Fortune Brands, Inc.                                        16,700           836
Four Seasons Hotels, Inc.                                   51,150         1,680
Gannett Co., Inc.                                           40,749         3,094
Gemstar-TV Guide International, Inc. (AE)                    2,010             7
Gillette Co. (The)                                          75,550         2,257
GTECH Holdings Corp. (AE)                                    2,740            71
Harrah's Entertainment, Inc. (AE)                            4,030           169
Hearst-Argyle Television, Inc. (AE)                            610            15
Hilton Hotels Corp.                                          6,200            76
Hollywood Entertainment Corp. (AE)                           1,600            31
Home Depot, Inc.                                            58,580         1,692
International Game Technology (AE)                          15,000         1,128
ITT Educational Services, Inc. (AE)                          2,500            55
Jones Apparel Group, Inc. (AE)                               6,250           217
Kimberly-Clark Corp.                                        31,840         1,640
Knight-Ridder, Inc.                                          7,330           441
Kohl's Corp. (AE)                                           72,308         4,226
Landry's Restaurants, Inc.                                   2,500            57
Leggett & Platt, Inc.                                        4,300            90
Lowe's Cos., Inc.                                          114,306         4,770
Ltd Brands                                                  21,220           333
Mandalay Resort Group (AE)                                  47,700         1,349
Manpower, Inc.                                               5,800           198
Marriott International, Inc. Class A                        32,400         1,002
Mattel, Inc.                                                 9,100           167
May Department Stores Co. (The)                             24,720           577
Maytag Corp.                                                 1,900            49
McDonald's Corp.                                            30,430           551
Media General, Inc. Class A                                    430            24
Meredith Corp.                                               2,400           109
MGM Mirage (AE)                                             56,581         1,760
Michaels Stores, Inc. (AE)                                  13,700           616
Newell Rubbermaid, Inc.                                     39,900         1,294
Nike, Inc. Class B                                          41,340         1,951

6 Equity I Fund


Equity I Fund

Statement of Net Assets, continued--October 31, 2002


                                                           Number         Market
                                                            of             Value
                                                           Shares          (000)
                                                                             $
--------------------------------------------------------------------------------
Nordstrom, Inc.                                            10,000            199
Office Depot, Inc. (AE)                                    13,900            200
Omnicom Group                                               1,135             65
Pacific Sunwear Of California (AE)                          4,400            103
Park Place Entertainment Corp. (AE)                         2,710             20
PEP Boys-Manny Moe & Jack                                   4,200             49
Petsmart, Inc. (AE)                                        27,580            527
PF Chang's China Bistro, Inc. (AE)                          3,200            110
Pittston Brink's Group                                      1,130             24
Procter & Gamble Co.                                      138,743         12,272
RadioShack Corp. (AE)                                       7,330            153
Reed Elsevier PLC - ADR                                    27,470            997
Republic Services, Inc. (AE)                               39,200            807
RR Donnelley & Sons Co.                                    12,500            251
Ryanair Holdings PLC - ADR (AE)                             9,807            365
Saks, Inc. (AE)                                             1,370             15
Sears Roebuck and Co.                                      39,750          1,044
ServiceMaster Co. (The)                                    21,230            218
Stanley Works (The)                                         4,200            136
Staples, Inc. (AE)                                          2,650             41
Starbucks Corp. (AE)                                        7,000            167
Starwood Hotels & Resorts Worldwide, Inc.                  13,790            321
Take-Two Interactive Software (AE)                          5,100            131
Talbots, Inc.                                               1,810             50
Target Corp.                                               13,300            401
Tech Data Corp. (AE)                                        3,930            126
Ticketmaster Class B (AE)                                     830             20
Tiffany & Co.                                             101,631          2,661
TJX Cos., Inc.                                             14,600            300
Toys R US, Inc. (AE)                                        8,600             86
Tribune Co.                                                58,260          2,799
Univision Communications, Inc.
   Class A (AE)                                             9,000            233
USA Interactive (AE)                                       31,500            797
VF Corp.                                                   21,130            778
Viacom, Inc. Class A (AE)                                   1,200             54
Viacom, Inc. Class B (AE)                                 228,439         10,191
Wal-Mart Stores, Inc.                                     227,122         12,162
Wallace Computer Services, Inc.                             2,380             44
Walt Disney Co.                                           167,287          2,794
Washington Post Class B                                       160            116
Waste Management, Inc.                                     20,660            476
Weight Watchers International, Inc. (AE)                   11,000            521
Wendy's International, Inc.                                 4,365            138
Westwood One, Inc. (AE)                                    17,630            640
Whirlpool Corp.                                             6,900            322
Williams-Sonoma, Inc. (AE)                                    280              7
Wynn Resorts, Ltd. (AE)                                       100              1
Yahoo, Inc. (AE)                                           23,100            345
Yum! Brands, Inc. (AE)                                      4,390             99
                                                                       ---------
                                                                         123,758
                                                                       ---------


                                                          Number          Market
                                                            of             Value
                                                          Shares           (000)
                                                                             $
--------------------------------------------------------------------------------
Consumer Staples - 5.9%
Albertson's, Inc.                                          16,480            368
Anheuser-Busch Cos., Inc.                                  71,666          3,781
Campbell Soup Co.                                          36,900            778
Coca-Cola Co. (The)                                       143,187          6,655
Coca-Cola Enterprises, Inc.                                 4,600            110
Conagra Foods, Inc.                                        74,850          1,815
Coors (Adolph) Class B                                      1,500            103
Diageo PLC - ADR                                            8,350            372
Dial Corp. (The)                                            4,060             86
Dole Food Co.                                                 790             23
Hershey Foods Corp.                                         2,960            193
HJ Heinz Co.                                               31,000            997
Hormel Foods Corp.                                          6,390            155
JM Smucker Co. (The)                                       13,275            486
Kellogg Co.                                                60,470          1,927
Kroger Co. (AE)                                            16,080            239
Monsanto Co.                                               22,176            367
Pepsi Bottling Group, Inc.                                  9,710            262
PepsiAmericas, Inc.                                         8,360            128
PepsiCo, Inc.                                             193,973          8,554
Philip Morris Cos., Inc.                                  119,061          4,852
RJ Reynolds Tobacco Holdings, Inc.                         15,950            647
Ruddick Corp.                                                 510              8
Safeway, Inc. (AE)                                          1,170             27
Sara Lee Corp.                                             88,303          2,016
Sensient Technologies Corp.                                 1,800             44
Smithfield Foods, Inc. (AE)                                   900             14
Supervalu, Inc.                                            39,940            671
Systemco Corp.                                             32,989          1,045
Tyson Foods, Inc. Class A                                  15,820            175
Unilever NV                                                 2,400            154
UST, Inc.                                                   3,600            110
Walgreen Co.                                               49,831          1,682
Whole Foods Market, Inc. (AE)                               5,000            233
WM Wrigley Jr. Co.                                          4,600            243
                                                                       ---------
                                                                          39,320
                                                                       ---------
Financial Services - 20.2%
ACE, Ltd.                                                     980             30
Aetna, Inc.                                                11,000            443
Aflac, Inc.                                                17,650            537
AG Edwards, Inc.                                            2,580             85
Allmerica Financial Corp.                                   3,780             32
Allstate Corp. (The)                                       64,500          2,566
AMBAC Financial Group, Inc.                                   140              9
American Express Co.                                       76,796          2,793
American Financial Group, Inc.                              1,700             39
American International Group                              144,782          9,056
AmSouth Bancorp                                            32,300            633
Annaly Mortgage Management, Inc.                            8,140            143
AON Corp.                                                  22,340            409
Apartment Investment & Management Co.
   Class A (o)                                              4,100            144

                                                         Equity I Fund 7

Equity I Fund

Statement of Net Assets, continued--October 31, 2002


                                                            Number        Market
                                                             of            Value
                                                            Shares         (000)
                                                                             $
--------------------------------------------------------------------------------

Arden Realty, Inc. (o)                                        280              6
Associated Banc-Corp                                          773             26
Astoria Financial Corp.                                       540             14
Bank of America Corp.                                     109,462          7,640
Bank of New York Co., Inc. (The)                           21,280            553
Bank One Corp.                                             60,570          2,336
BB&T Corp.                                                 15,530            563
Bear Stearns Cos., Inc. (The)                               4,200            256
CarrAmerica Realty Corp. (o)                                7,091            168
Charles Schwab Corp. (The)                                139,082          1,277
Charter One Financial, Inc.                                 9,581            290
Chelsea Property Group, Inc. (o)                            1,700             55
Chubb Corp.                                                20,400          1,151
Cigna Corp.                                                 7,710            279
Cincinnati Financial Corp.                                  2,400             91
Citigroup, Inc.                                           492,389         18,195
CNA Financial Corp. (AE)                                    1,720             45
Colonial BancGroup, Inc. (The)                                460              6
Comerica, Inc.                                              7,240            316
Commerce Bancorp, Inc.                                      3,800            174
Commerce Bancshares, Inc.                                      59              2
Compass Bancshares, Inc.                                    1,610             52
Countrywide Credit Industries, Inc.                         5,300            267
Crescent Real Estate Equities Co. (o)                       1,920             28
Deluxe Corp.                                               13,670            632
Doral Financial Corp.                                       9,000            236
Duke Realty Corp. (o)                                      10,770            262
E*TRADE Group, Inc. (AE)                                    4,900             22
Equifax, Inc.                                               3,600             85
Equity Office Properties Trust (o)                         49,780          1,199
Equity Residential (o)                                     19,610            465
Fannie Mae                                                 50,610          3,384
Federated Investors, Inc. Class B                          11,320            303
Fidelity National Financial, Inc.                           3,000             91
Fifth Third Bancorp                                        21,310          1,353
First American Corp.                                        3,300             67
First Data Corp.                                           19,100            667
FirstMerit Corp.                                              300              7
FleetBoston Financial Corp.                               187,324          4,382
Freddie Mac                                                59,640          3,673
Fulton Financial Corp.                                      1,818             33
Golden State Bancorp, Inc.                                  2,100             77
Golden West Financial Corp.                                 8,640            597
Goldman Sachs Group, Inc.                                  55,275          3,958
Greenpoint Financial Corp.                                  2,950            129
H&R Block, Inc.                                            12,580            558
Hartford Financial Services Group, Inc.                    26,550          1,049
Hibernia Corp. Class A                                      3,790             75
Highwoods Properties, Inc. (o)                              1,980             40
Hilb Rogal & Hamilton Co.                                   2,400             98
Household International, Inc.                              11,320            269
HRPT Properties Trust (o)                                   2,300             18
Huntington Bancshares, Inc.                                31,500            596
iStar Financial, Inc. (o)                                   2,330             66


                                                           Number         Market
                                                             of            Value
                                                           Shares          (000)
                                                                             $
--------------------------------------------------------------------------------
Jefferson-Pilot Corp.                                        6,500           261
John Hancock Financial Services, Inc.                       38,520         1,129
JP Morgan Chase & Co.                                      180,370         3,743
Keycorp                                                     37,783           923
Landamerica Financial Group, Inc.                              900            32
Lehman Brothers Holdings, Inc.                              98,206         5,231
Lincoln National Corp.                                       9,320           284
Loews Corp.                                                  6,000           259
Marsh & McLennan Cos., Inc.                                 27,300         1,275
MBIA, Inc.                                                  11,500           502
MBNA Corp.                                                 149,236         3,031
Mellon Financial Corp.                                      85,840         2,428
Merrill Lynch & Co., Inc.                                   82,980         3,149
Metlife, Inc.                                               50,830         1,214
Moody's Corp.                                                8,681           409
Morgan Stanley                                              78,480         3,054
National City Corp.                                         56,170         1,524
National Commerce Financial Corp.                            1,520            37
Nationwide Financial Services                                  420            12
New Century Financial Corp.                                  1,400            30
New York Community Bancorp, Inc.                             6,900           200
Old National Bancorp                                           332             8
Old Republic International Corp.                             6,130           183
PMI Group, Inc. (The)                                          940            28
PNC Financial Services Group, Inc.                          17,670           718
Popular, Inc.                                                  770            25
Principal Financial Group                                   20,070           563
Protective Life Corp.                                        1,030            29
Providian Financial Corp.                                    2,040             9
Prudential Financial, Inc. (AE)                              5,280           154
Regions Financial Corp.                                     15,340           520
RenaissanceRe Holdings, Ltd.                                 9,000           369
Ryder System, Inc.                                             270             6
Safeco Corp.                                                27,940           994
Simon Property Group, Inc. (o)                              20,630           705
SLM Corp.                                                   46,627         4,790
SouthTrust Corp.                                            60,788         1,557
Sovereign Bancorp, Inc.                                     13,500           190
St Paul Cos.                                                27,640           907
State Street Corp.                                             410            17
Sungard Data Systems, Inc. (AE)                              3,720            82
SunTrust Banks, Inc.                                        21,940         1,335
TCF Financial Corp.                                            600            25
Torchmark Corp.                                              9,430           338
Travelers Property Casualty Corp.                           11,600           247
Travelers Property Casualty Corp.
   Class A (AE)                                              8,699           115
Travelers Property Casualty Corp
   Class B (AE)                                             25,778           349
Trizec Properties, Inc. (o)                                  1,630            17
Union Planters Corp.                                         9,545           270
UnionBanCal Corp.                                            6,200           265
UnumProvident Corp.                                         13,360           274
US Bancorp                                                 103,368         2,180

8 Equity I Fund

Equity I Fund

Statement of Net Assets, continued--October 31, 2002
                                                                  Market
                                                   Number         Value
                                                     of           (000)
                                                   Shares           $
                                                   -------        -------

Wachovia Corp.                                     109,830          3,821
Washington Federal, Inc.                               250              6
Washington Mutual, Inc.                             69,817          2,497
Wells Fargo & Co.                                  116,373          5,873
Willis Group Holdings, Ltd. (AE)                    22,000            673
WR Berkley Corp.                                     4,570            170
XL Capital, Ltd. Class A                             2,640            201
Zions Bancorp                                          180              7
                                                                  -------
                                                                  134,344
                                                                  -------

Health Care - 14.7%
Abbott Laboratories                                144,499          6,050
Alcon, Inc. (AE)                                    11,000            451
Allergan, Inc.                                      12,000            653
AmerisourceBergen Corp.                             25,217          1,794
Amgen, Inc. (AE)                                   153,006          7,124
Amylin Pharmaceuticals, Inc. (AE)                    7,000            122
Anthem, Inc. (AE)                                   13,000            819
Baxter International, Inc.                          70,800          1,771
Becton Dickinson & Co.                              10,710            316
Biomet, Inc.                                        15,000            442
Boston Scientific Corp. (AE)                        62,251          2,343
Bristol-Myers Squibb Co.                            34,470            848
Cardinal Health, Inc.                                6,000            415
Charles River Laboratories
   International, Inc. (AE)                          9,000            331
Chiron Corp. (AE)                                      960             38
Coventry Health Care, Inc. (AE)                      7,000            234
CR Bard, Inc.                                        1,490             83
CuraGen Corp. (AE)                                   1,460              6
DaVita, Inc. (AE)                                      957             23
Eli Lilly & Co.                                     41,170          2,285
First Health Group Corp. (AE)                       11,000            286
Forest Laboratories, Inc. (AE)                      43,029          4,216
Genentech, Inc. (AE)                                   750             26
Gilead Sciences, Inc. (AE)                          15,500            538
Guidant Corp. (AE)                                  52,850          1,563
HCA, Inc.                                           33,232          1,445
Health Management Associates, Inc.
   Class A                                          10,300            197
Henry Schein, Inc. (AE)                              6,000            301
Humana, Inc. (AE)                                   16,100            196
ICOS Corp. (AE)                                      1,030             25
Idec Pharmaceuticals Corp. (AE)                     48,120          2,214
Johnson & Johnson                                  157,863          9,274
Laboratory Corp. of America Holdings (AE)           66,450          1,601
McKesson Corp.                                      13,000            388
Medimmune, Inc. (AE)                                11,444            292
Medtronic, Inc.                                    116,698          5,228
Merck & Co., Inc.                                   66,813          3,624
Mid Atlantic Medical Services (AE)                     430             16
Mylan Laboratories                                   1,851             58
Oxford Health Plans (AE)                             8,500            302
Pfizer, Inc.                                       570,233         18,116

                                                                  Market
                                                   Number         Value
                                                     of           (000)
                                                   Shares           $
                                                   -------        -------

Pharmacia Corp.                                     77,251          3,322
Quest Diagnostics (AE)                              32,860          2,097
Renal Care Group, Inc. (AE)                            190              6
Schering-Plough Corp.                               69,610          1,486
Sepracor, Inc. (AE)                                  4,500             39
St. Jude Medical, Inc. (AE)                          8,400            299
Steris Corp. (AE)                                   27,100            719
Stryker Corp.                                       29,500          1,861
Tenet Healthcare Corp. (AE)                         28,050            806
Teva Pharmaceutical Industries - ADR                17,360          1,344
Triad Hospitals, Inc. (AE)                           4,200            153
UnitedHealth Group, Inc.                            57,256          5,207
Universal Health Services, Inc. Class B (AE)         4,000            194
Varian Medical Systems, Inc. (AE)                      150              7
Watson Pharmaceuticals, Inc. (AE)                    5,590            154
WellPoint Health Networks (AE)                      14,000          1,053
Wyeth                                               54,510          1,826
Zimmer Holdings, Inc. (AE)                          27,802          1,146
                                                                  -------
                                                                   97,773
                                                                  -------
Integrated Oils - 3.2%
Amerada Hess Corp.                                   4,590            235
BP PLC - ADR                                        26,360          1,014
ChevronTexaco Corp.                                 40,598          2,746
ConocoPhillips                                      54,622          2,649
Exxon Mobil Corp.                                  379,656         12,779
Marathon Oil Corp.                                  20,270            424
Occidental Petroleum Corp.                          35,230          1,005
Unocal Corp.                                        27,020            747
                                                                  -------
                                                                   21,599
                                                                  -------
Materials and Processing - 3.8%
Air Products & Chemicals, Inc.                      65,950          2,915
Akzo Nobel NV - ADR                                 12,500            373
Alcoa, Inc.                                         71,312          1,573
Allegheny Technologies, Inc.                           910              6
Archer-Daniels-Midland Co.                         138,023          1,880
Ashland, Inc.                                       11,220            295
Ball Corp.                                           3,770            183
Bemis Co.                                            2,900            151
Carpenter Technology                                   630              7
Catellus Development Corp. (AE)                      7,130            127
Dow Chemical Co. (The)                              38,660          1,005
Du Pont EI de Nemours & Co.                         47,650          1,966
Eastman Chemical Co.                                 3,830            139
Ecolab, Inc.                                         8,800            425
Engelhard Corp.                                     18,605            412
Georgia-Pacific Corp.                               15,860            193
Harsco Corp.                                            80              2
International Paper Co.                             43,910          1,534
Jacobs Engineering Group, Inc. (AE)                  2,944             89
Kaydon Corp.                                         2,100             42
Lafarge North America, Inc.                          4,150            123
Lubrizol Corp.                                       2,720             79


                                                          Equity I Fund 9

Equity I Fund

Statement of Net Assets, continued--October 31, 2002

                                                          Number          Market
                                                            of             Value
                                                          Shares           (000)
                                                                             $
--------------------------------------------------------------------------------
Masco Corp.                                                75,700          1,556
MeadWestvaco Corp.                                         20,411            428
Newmont Mining Corp.                                          330              8
Nucor Corp.                                                15,000            632
Pactiv Corp. (AE)                                          18,460            366
Phelps Dodge Corp. (AE)                                     5,870            182
PPG Industries, Inc.                                       23,570          1,108
Praxair, Inc.                                              52,920          2,884
Precision Castparts Corp.                                   7,650            148
Rayonier, Inc.                                                360             15
Rohm & Haas Co.                                            27,180            904
Schulman (A.), Inc.                                         4,805             84
Sealed Air Corp. (AE)                                       3,200             49
Sherwin-Williams Co. (The)                                 25,450            696
Sigma-Aldrich Corp.                                           570             26
Smurfit-Stone Container Corp. (AE)                         58,350            759
Sonoco Products Co.                                         4,220             99
Syngenta AG - ADR                                          99,570          1,176
Temple-Inland, Inc.                                         3,700            152
United States Steel Corp.                                   7,180             92
Vulcan Materials Co.                                        2,340             79
Weyerhaeuser Co.                                            3,000            136
York International Corp.                                    5,001            118
                                                                        --------
                                                                          25,216
                                                                        --------
Miscellaneous - 1.9%
Carlisle Cos., Inc.                                         2,600             97
Crane Co.                                                   1,550             28
Eaton Corp.                                                10,230            700
FMC Corp. (AE)                                              6,600            202
General Electric Co.                                      355,897          8,986
Illinois Tool Works, Inc.                                   3,200            196
ITT Industries, Inc.                                        9,330            606
Johnson Controls, Inc.                                      2,600            203
Lancaster Colony Corp.                                        260             12
SPX Corp. (AE)                                             31,100          1,307
St. Joe Co. (The)                                           7,143            208
Textron, Inc.                                               8,310            341
                                                                        --------
                                                                          12,886
                                                                        --------
Other Energy - 2.7%
Anadarko Petroleum Corp.                                   17,610            784
Apache Corp.                                               70,379          3,805
Aquila, Inc.                                                9,810             36
Baker Hughes, Inc.                                         50,460          1,466
BJ Services Co. (AE)                                       42,900          1,301
Burlington Resources, Inc.                                  3,900            161
Devon Energy Corp.                                         30,410          1,536
Dynegy, Inc. Class A                                       45,700             31
EL Paso Corp.                                               8,881             69
ENSCO International, Inc.                                   8,000            216
GlobalSantaFe Corp.                                        15,200            363
Halliburton Co.                                             3,630             59
Kerr-McGee Corp.                                            5,781            251


                                                          Number          Market
                                                            of             Value
                                                          Shares           (000)
                                                                             $
--------------------------------------------------------------------------------
McDermott International, Inc. (AE)                          1,390              5
Noble Corp. (AE)                                           41,880          1,354
Ocean Energy, Inc.                                         44,700            833
Pioneer Natural Resources Co. (AE)                          1,420             35
PNM Resources, Inc.                                         2,840             63
Schlumberger, Ltd.                                         49,410          1,982
Smith International, Inc. (AE)                             18,000            563
Sunoco, Inc.                                                1,430             43
Tidewater, Inc.                                             1,390             39
Transocean, Inc.                                           50,240          1,104
Weatherford International, Ltd. (AE)                       25,700          1,029
Williams Cos., Inc.                                        12,210             23
XTO Energy, Inc.                                           24,580            591
                                                                        --------
                                                                          17,742
                                                                        --------
Producer Durables - 5.5%
3M Co.                                                     38,940          4,943
Allied Waste Industries, Inc. (AE)                          6,220             51
American Power Conversion (AE)                              4,109             53
Ametek, Inc.                                                  220              8
Andrew Corp. (AE)                                           8,189             70
Applied Materials, Inc. (AE)                              121,608          1,828
Boeing Co. (The)                                           11,980            356
Caterpillar, Inc.                                          37,390          1,527
Centex Corp.                                                8,900            405
Cooper Industries, Ltd. Class A                             5,270            166
Cummins, Inc.                                              17,000            407
Deere & Co.                                                58,266          2,703
DR Horton, Inc.                                            28,341            546
Emerson Electric Co.                                       10,660            514
General Dynamics Corp.                                     14,879          1,177
Goodrich Corp.                                             13,690            207
Honeywell International, Inc.                             103,983          2,489
Hovnanian Enterprises, Inc. Class A (AE)                    4,000            151
Hubbell, Inc. Class B                                      10,360            352
Ingersoll-Rand Co. Class A                                  4,500            176
Lennar Corp.                                               20,849          1,150
Lockheed Martin Corp.                                      69,503          4,024
MDC Holdings, Inc.                                         18,911            710
Molex, Inc. Class A                                           990             23
Motorola, Inc.                                             56,700            520
Northrop Grumman Corp.                                      2,690            277
Novellus Systems, Inc. (AE)                                17,300            547
Pall Corp.                                                120,240          2,089
Pentair, Inc.                                                 160              5
Pitney Bowes, Inc.                                          1,940             65
Pulte Homes, Inc.                                           2,400            110
Raytheon Co.                                               47,580          1,404
RF Micro Devices, Inc. (AE)                                81,200            689
Rockwell Collins, Inc.                                      6,760            152
Steelcase, Inc. Class A                                     1,700             15
Stewart & Stevenson Services                                  300              3
Tektronix, Inc. (AE)                                          400              7
Tyco International, Ltd.                                  219,237          3,170
United Technologies Corp.                                  44,350          2,735


10 Equity I Fund

Equity I Fund

Statement of Net Assets, continued--October 31, 2002

                                                                  Market
                                                    Number        Value
                                                      of          (000)
                                                    Shares          $
                                                    ------        ------

WW Grainger, Inc.                                   10,910           529
Xerox Corp. (AE)                                    43,100           286
                                                                  ------
                                                                  36,639
                                                                  ------
Technology - 11.2%
Accenture, Ltd. Class A (AE)                        19,200           324
Activision, Inc. (AE)                                4,350            89
Acxiom Corp. (AE)                                    1,930            24
Adobe Systems, Inc.                                 23,000           544
Adtran, Inc. (AE)                                    4,740           120
Advanced Micro Devices, Inc. (AE)                   28,900           177
Affiliated Computer Services, Inc.
   Class A (AE)                                      6,600           304
Agere Systems, Inc. Class A (AE)                    43,523            38
Altera Corp. (AE)                                    1,460            17
Analog Devices, Inc. (AE)                           83,546         2,239
Ariba, Inc. (AE)                                    98,204           232
Automatic Data Processing                            1,600            68
Avaya, Inc. (AE)                                    44,000            88
Avnet, Inc.                                         18,520           172
Avocent Corp. (AE)                                   1,480            30
BMC Software, Inc. (AE)                              4,200            67
Cisco Systems, Inc. (AE)                           549,833         6,147
Cognizant Technology Solutions Corp. (AE)            4,000           265
CommScope, Inc. (AE)                                 3,520            28
Computer Associates International, Inc.             13,660           203
Computer Sciences Corp. (AE)                         9,620           311
Compuware Corp. (AE)                                 9,270            45
Corning, Inc. (AE)                                  89,500           167
Dell Computer Corp. (AE)                           172,408         4,933
Electronic Data Systems Corp.                       87,400         1,316
EMC Corp. (AE)                                      30,620           156
Harris Corp.                                        12,120           320
Hewlett-Packard Co.                                282,079         4,457
Hughes Electronics Corp. Class H (AE)                5,781            57
Ingram Micro, Inc. Class A (AE)                     20,170           289
Intel Corp.                                        345,737         5,981
International Business Machines Corp.               73,942         5,837
International Rectifier Corp. (AE)                  76,700         1,325
Intersil Corp. Class A (AE)                          3,200            54
Intuit, Inc. (AE)                                   26,820         1,392
Jabil Circuit, Inc. (AE)                             8,220           127
JD Edwards & Co. (AE)                                1,240            15
Koninklijke Philips Electronics NV                  92,500         1,637
L-3 Communications Holdings, Inc. (AE)               6,818           320
Linear Technology Corp.                             32,700           904
Lucent Technologies, Inc. (AE)                      57,800            71
Maxim Integrated Products                            4,650           148
Microchip Technology, Inc.                          49,100         1,198
Micron Technology, Inc. (AE)                        94,502         1,512
Microsoft Corp. (AE)                               313,480        16,762
MicroStrategy, Inc. Class A (AE)                       104             1
Motorola, Inc.                                      23,030           772
National Semiconductor Corp. (AE)                   27,700           368

                                                                  Market
                                                    Number        Value
                                                     of           (000)
                                                    Shares          $
                                                    ------        ------

Network Associates, Inc. (AE)                       51,000           810
Oracle Corp. (AE)                                  178,040         1,814
PanAmSat Corp. (AE)                                  2,620            51
Peoplesoft, Inc. (AE)                                1,770            32
Plexus Corp. (AE)                                    1,120            12
QLogic Corp. (AE)                                   16,600           577
Qualcomm, Inc. (AE)                                143,894         4,967
Quantum Corp. (AE)                                  34,100           101
Rockwell Automation, Inc.                           11,500           190
Sandisk Corp. (AE)                                   3,500            69
SAP AG - ADR                                        45,710           875
Scientific-Atlanta, Inc.                             5,980            73
Solectron Corp. (AE)                                22,510            51
Storage Technology Corp. (AE)                        6,740           119
Sun MicroSystems, Inc. (AE)                          4,580            14
Symantec Corp. (AE)                                 40,900         1,636
Symbol Technologies, Inc.                            1,140            10
Texas Instruments, Inc.                             81,800         1,297
UniSystem Corp. (AE)                                15,900           139
Veritas Software Corp. (AE)                          6,000            92
Vishay Intertechnology, Inc. (AE)                      990            10
Xilinx, Inc. (AE)                                      820            16
                                                                  ------
                                                                  74,606
                                                                  ------
Utilities - 5.8%
Allegheny Energy, Inc.                               1,460             8
Alliant Energy Corp.                                12,140           194
Alltel Corp.                                        10,310           513
Ameren Corp.                                        17,150           693
American Electric Power Co., Inc.                   30,960           794
AT&T Corp.                                         222,212         2,898
AT&T Wireless Services, Inc. (AE)                   14,376            99
Avista Corp.                                         2,000            21
BellSouth Corp.                                    152,320         3,983
BT Group PLC - ADR                                   6,220           178
Centerpoint Energy, Inc.                            23,410           166
CenturyTel, Inc.                                     2,100            59
Cinergy Corp.                                        4,400           137
CMS Energy Corp.                                    30,700           240
Comcast Corp. Class A (AE)                          44,850         1,032
Consolidated Edison, Inc.                           11,230           478
Constellation Energy Group, Inc.                     7,100           182
COX Communications, Inc. Class A (AE)               45,330         1,242
Dominion Resources, Inc.                             3,297           158
DTE Energy Co.                                       2,383           107
Duke Energy Corp.                                   16,030           328
Edison International (AE)                           50,180           504
Energy East Corp.                                   23,120           492
Entergy Corp.                                       11,960           527
Exelon Corp.                                         6,692           337
FirstEnergy Corp.                                   10,970           356
FPL Group, Inc.                                     15,440           911
KeySpan Corp.                                       17,660           645
Liberty Media Corp. Class A (AE)                    65,530           542

                                                                Equity I Fund 11

Equity I Fund

Statement of Net Assets, continued--October 31, 2002


                                                         Number           Market
                                                          of               Value
                                                         Shares            (000)
                                                                             $
--------------------------------------------------------------------------------
Mirant Corp. (AE)                                         9,941               21
National Fuel Gas Co.                                    39,740              802
Nextel Communications, Inc. Class A (AE)                 59,296              669
Nicor, Inc.                                                 510               16
NiSource, Inc.                                           24,300              401
Nokia OYJ - ADR                                         118,771            1,974
Northeast Utilities                                       7,800              117
NSTAR                                                    22,560              946
Pepco Holdings, Inc.                                      3,760               78
PG&E Corp. (AE)                                          20,490              222
Pinnacle West Capital Corp.                              18,760              535
PPL Corp.                                                19,080              660
Progress Energy, Inc.                                       940               39
Public Service Enterprise Group, Inc.                    22,440              643
Puget Energy, Inc.                                       17,400              370
Quintiles Transnational Corp. (AE)                          820                9
Qwest Communications International                      133,242              452
Reliant Resources, Inc. (AE)                              4,676                9
SBC Communications, Inc.                                212,104            5,443
Sempra Energy                                             9,900              219
Southern Co. (The)                                        5,550              165
Sprint Corp.-FON Group                                   45,580              566
TXU Corp.                                                 7,220              104
US Cellular Corp. (AE)                                      200                6
Verizon Communications, Inc.                            128,539            4,854
Westar Energy, Inc.                                      17,100              186
WGL Holdings, Inc.                                        9,420              218
Wisconsin Energy Corp.                                   21,100              485
Xcel Energy, Inc.                                        12,565              131
                                                                       ---------
                                                                          38,164
                                                                       ---------
Total Common Stocks

(cost $    644,429)                                                      635,693
                                                                       ---------

Preferred Stocks - 0.1%
Auto and Transportation - 0.1%
General Motors Corp.                                     15,290              319

Technology - 0.0%
Northrop Grumman Corp.                                    1,930              215

Utilities - 0.0%
TXU Corp.                                                 9,340              231
                                                                       ---------
Total Preferred Stocks

(cost $    1,087)                                                            765
                                                                       ---------


                                                         Principal        Market
                                                         Amount            Value
                                                         (000)             (000)
                                                           $                 $
--------------------------------------------------------------------------------
Short-Term Investments - 4.6%

Frank Russell Investment Company

   Money Market Fund (C)                                 25,819           25,819
Software HOLDRs Trust                                       484              515
United States Treasury Bill (c)(y)(s)
     1.640% due 12/19/02                                  4,000            3,991
                                                                       ---------
Total Short-Term Investments

(cost $    30,294)                                                        30,325
                                                                       ---------
Total Investments - 100.2%

(identified cost $  675,810)                                             666,783

Other Assets and Liabilities,

Net - (0.2%)                                                             (1,259)
                                                                       ---------
Net Assets - 100.0%                                                      665,524
                                                                       =========


                                                                      Unrealized
                                                         Notional   Appreciation
                                                         Amount   (Depreciation)
Futures Contracts                                        (000)             (000)
                                                           $                 $


(Number of Contracts)
Long Positions
Russell 1000 Index

   expiration date 12/02 (18)                            4,215                --

S&P 500 Index

   expiration date 12/02 (137)                           30,325            (206)
                                                                       ---------
Total Unrealized Appreciation
   (Depreciation) on Open Futures

   Contracts Purchased                                                     (206)
                                                                       =========

See accompanying notes which are an integral part of the financial statements.





12 Equity I Fund

Equity II Fund

Portfolio Management Discussion--October 31, 2002 (Unaudited)

Objective: To maximize total return primarily through capital appreciation and by assuming a higher level of volatility than the Equity I Fund.

Invests in: Primarily small capitalization and "emerging growth-type" US equity securities.

Strategy: The Fund uses a multi-style, multi-manager strategy intended to achieve higher returns with moderate risk. The Fund employed the investment management services of eight small capitalization stock fund managers with three separate and distinct investment styles.



                                    [GRAPHIC]

Equity II Fund - Class 1
--------------------------------------------------
  Periods Ended      Growth of         Total
    10/31/02          $10,000          Return
---------------     ------------  ----------------
1 Year              $   9,083        (9.17)%
5 Years             $  10,659         1.28%(S)
10 Years            $  26,200        10.11%(S)


Equity II Fund - Class E ++++
--------------------------------------------------
  Periods Ended      Growth of         Total
    10/31/02          $10,000          Return
---------------     ------------  ----------------
1 Year              $   9,063        (9.37)%
5 Years             $  10,575         1.12%(S)
10 Years            $  25,992        10.02%(S)


Equity II Fund - Class Y ++++++
--------------------------------------------------
  Periods Ended      Growth of         Total
    10/31/02          $10,000          Return
---------------   --------------  ----------------
1 Year              $   9,093        (9.07)%
5 Years             $  10,688         1.34%(S)
10 Years            $  26,270        10.13%(S)


Russell 2500(TM)Index
--------------------------------------------------
  Periods Ended      Growth of         Total
    10/31/02          $10,000          Return
---------------     ------------  ----------------
1 Year              $   9,086        (9.14)%
5 Years             $  10,716         1.39%(S)
10 Years            $  25,962        10.01%(S)


Performance Review

For the year ended October 31, 2002, the Equity II Fund Class I, Class E and Class Y shares lost 9.17%, 9.37%, and 9.07%, respectively, compared to the Fund's benchmark, the Russell 2500(TM) Index, which dropped 9.14%.

Market and Portfolio Highlights

This period was characterized by tentative economic hopes early in the period dashed by recurring fears about weak operating profits, the continued threat of terrorism, and fraudulent accounting practices at several major US firms. Corporate accounting and earnings remained under scrutiny throughout the period, though most of the negative impact was felt in the large cap sector. While small cap companies are required to generate the same quantitative financial information as large cap companies, they often do not complement this with the qualitative attributes that help facilitate an understanding of their businesses. As a result, small cap managers are accustomed to delving deeper into small cap company accounts in order to gain confidence in these investments. This increased scrutiny and analysis benefited small cap managers' results. Where large cap sell-offs rippled into smaller stocks, some managers perceived this as a buying

14 Equity II Fund

Equity II Fund

Portfolio Management Discussion--October 31, 2002 (Unaudited)

opportunity. The economy gave mixed signals, such as strong consumer spending and low interest rates, which contrasted with negative factors such as rising unemployment and a depressed manufacturing sector.

The market environment for active small cap management was moderately favorable during the period due to several factors. Small cap active managers' collective tendency to have a larger cap profile than the benchmark helped returns during the fiscal year, as larger stocks outperformed smaller issues. Active small cap value and small cap core managers tend to tilt toward lower valuation stocks versus their benchmarks, which helped as value stocks outperformed growth stocks by almost 20 percentage points. Lastly, active managers generally retain an allocation to cash, which has clearly aided in a depressed equity market.

The Fund's managers had a mix of results within each of the styles, with no meaningful success or failure in the growth, value, or core styles. The two worst performing managers, David J. Green and Suffolk, belong to the value and growth styles, respectively. Most of the Fund's managers emphasized stocks that they expected to benefit from an improving US economy as a result of the Federal Reserve's (the Fed) extensive fiscal stimulus. The Fed's actions did not translate into across-the-board economic recovery, nor did it change the tide of strong negative market sentiment. Winning managers in all styles tended to underweight technology-related stocks, overweight consumer-related stocks, and avoided stocks with no earnings or higher PE's.

The Fund gained positive results from overweights in the home building, retail, and publishing industries, which all benefited from healthy consumer spending. Overweights in the poor-performing electronics, computer services, and telecommunication industry stocks were a drag on performance. Stocks with high levels of both volatility and expected outperformance combined with a lack of earnings tended to lead other issues in the early part of the year, but the Fund remained consistently underweight in these issues. The Fund's managers favored companies with strong fundamentals (healthy balance sheets and earnings growth), a strategy which was not rewarded until third quarter. However, the late-period benefits derived from this strategy were not sufficient enough to overcome the Fund's emphasis on high volatility stocks, which fared poorly in the latter part of the period.

In May 2002, Goldman Sachs Asset Management was retained by the Fund, replacing Westpeak and Globeflex. Goldman is rated very highly by the Fund's management research team and will provide small cap core exposure to the Fund's strategy. Globeflex and Westpeak's investment processes and staffing experienced changes during the period which made both firms unattractive to the Fund.

Top Ten Equity Holdings
(as a percent of Total Investments)                            October 31, 2002

First American Corp.                                                     0.6%
Getty Images, Inc.                                                       0.5
Claire's Stores, Inc.                                                    0.5
Quiksilver, Inc.                                                         0.5
Arrow Electronics, Inc.                                                  0.5
Charles River Laboratories International, Inc.                           0.5
Imation Corp.                                                            0.4
Rent-A-Center, Inc.                                                      0.4
Annaly Mortgage Management, Inc.                                         0.4
Ryder System, Inc.                                                       0.4

Portfolio Characteristics
                                                               October 31, 2002

Current P/E Ratio                                                          16.1x
Portfolio Price/Book Ratio                                                 1.74x
Market Capitalization - $-Weighted Average                              1.72 Bil
Number of Holdings                                                           867

Money Managers                                                      Styles

CapitalWorks Investment Partners, LLC                           Growth
David J. Greene & Company, LLC                                  Value
Delphi Management, Inc.                                         Value
Goldman Sachs Asset Management                                  Market-Oriented
Jacobs Levy Equity Management, Inc.                             Value
Sirach Capital Management, Inc.                                 Value
Suffolk Capital Management, Inc.                                Growth
TimesSquare Capital Management, Inc.                            Growth

-----------------------------

*    Equity II Fund Class I assumes initial investment on November 1, 1992.

** Russell 2500(TM) Index is composed of the bottom 500 stocks the Russell 1000(R) Index and all the stocks in the Russell 2000(R) Index. The Russell 2500(TM) Index return reflects adjustments for income dividends and capital gains distributions reinvested as of the ex-dividend dates.

# Prior to April 1, 1995, Fund performance results are reported gross of investment management fees. For the period following April 1, 1995, Fund performance results are reported net of investment management fees but gross of any investment services fees. Information concerning these fees can be obtained from the Fund's Advisor upon request.

## Equity II Fund Class I performance has been linked with Class E to provide historical perspective. From May 14, 1999 (commencement of sale) through the current period, Class E paid shareholder service fees. Total return would have been lower had these fees been in effect during prior reporting periods.

### Equity II Fund Class I performance has been linked with Class Y to provide historical perspective.

(S)    Annualized.

Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results.

                                                               Equity II Fund 15

Equity II Fund

Statement of Net Assets--October 31, 2002

                                                                      Market
                                                      Number          Value
                                                        of            (000)
                                                      Shares            $
--------------------------------------------------------------------------------
Common Stocks - 94.8%
Auto and Transportation - 3.8%
AAR Corp.                                             23,800             93
Airborne, Inc.                                        80,900          1,043
Alaska Air Group, Inc. (AE)                           59,100          1,279
American Axle & Manufacturing
   Holdings, Inc. (AE)                                52,100          1,235
AMR Corp. (AE)                                        26,900            127
AO Smith Corp.                                        19,500            428
ArvinMeritor, Inc.                                    15,700            238
Autoliv, Inc.                                         14,700            285
Aviall, Inc. (AE)                                     13,800            129
BorgWarner, Inc.                                      35,218          1,584
Cooper Tire & Rubber Co.                              63,700            829
Delta Air Lines, Inc.                                133,900          1,350
Dura Automotive Systems, Inc. Class A (AE)            15,800            134
Fleetwood Enterprises, Inc. (AE)                      74,700            418
Genesee & Wyoming, Inc. Class A (AE)                   4,100             90
Gentex Corp. (AE)                                     36,400          1,073
Heartland Express, Inc. (AE)                           7,100            139
JB Hunt Transport Services, Inc. (AE)                 56,100          1,553
Kansas City Southern (AE)                             50,700            710
Kirby Corp. (AE)                                       7,900            187
Lear Corp. (AE)                                       41,800          1,528
Midwest Express Holdings, Inc. (AE)                    7,500             49
Monaco Coach Corp. (AE)                                5,500             89
Navistar International Corp. (AE)                     22,100            495
OMI Corp. (AE)                                       137,300            529
Overseas Shipholding Group                            16,800            291
Polaris Industries, Inc.                              13,700            863
Roadway Corp.                                         16,300            653
Skywest, Inc.                                         54,100            821
Swift Transportation Co., Inc. (AE)                   32,400            521
Teekay Shipping Corp.                                 36,200          1,187
Tenneco Automotive, Inc. (AE)                         26,200            151
Tower Automotive, Inc. (AE)                           71,630            380
Visteon Corp.                                        253,600          1,671
Wabtec Corp.                                          78,200          1,114
Werner Enterprises, Inc.                              46,533            952
                                                                  ---------
                                                                     24,218
                                                                  ---------

Consumer Discretionary - 21.6%
Abercrombie & Fitch Co. Class A (AE)                  45,702            814
Advance Auto Parts (AE)                               18,000            964
Advo, Inc. (AE)                                        9,400            285
Alberto-Culver Co. Class B                            49,752          2,568
Amazon.com, Inc. (AE)                                 25,200            488
American Eagle Outfitters (AE)                        19,400            281
AnnTaylor Stores Corp. (AE)                           63,444          1,486
Apollo Group, Inc. Class A (AE)                       10,250            425
Asbury Automotive Group, Inc. (AE)                    11,200             98
Aztar Corp. (AE)                                      15,500            209
Banta Corp.                                           42,200          1,300
BearingPoint, Inc. (AE)                               45,100            352
Belo Corp. Class A                                    36,000            832
Big Lots, Inc. (AE)                                  123,062          2,043
Blyth, Inc.                                           11,600            327
Bob Evans Farms                                       20,600            512
Bombay Co., Inc. (The) (AE)                           39,700            119
Brunswick Corp.                                      106,700          2,196
Burlington Coat Factory Warehouse Corp.                5,200            102
Callaway Golf Co.                                     96,300          1,179
Catalina Marketing Corp. (AE)                         15,300            296
CBRL Group, Inc.                                      56,200          1,317
CDI Corp. (AE)                                        20,100            534
Central Parking Corp.                                 21,100            490
Charming Shoppes (AE)                                140,700            647
Chattem, Inc. (AE)                                    10,200            428
Chico's FAS, Inc. (AE)                                29,098            562
Choice Hotels International, Inc. (AE)                26,408            522
ChoicePoint, Inc. (AE)                                23,300            882
Claire's Stores, Inc.                                130,800          3,368
Clear Channel Communications, Inc. (AE)               19,600            726
Coach, Inc. (AE)                                      30,539            909
Coinstar, Inc. (AE)                                    4,000            120
Columbia Sportswear Co. (AE)                          10,900            438
Consolidated Graphics, Inc. (AE)                       2,400             41
Corinthian Colleges, Inc. (AE)                        26,200            995
Corporate Executive Board Co. (AE)                    52,200          1,733
COX Radio, Inc. Class A (AE)                          63,548          1,509
Cumulus Media, Inc. Class A (AE)                      33,052            567
Darden Restaurants, Inc.                               6,050            115
Dillard's, Inc. Class A                               88,800          1,464
Dollar Tree Stores, Inc. (AE)                         16,691            439
Dow Jones & Co., Inc.                                 31,200          1,096
Earthlink, Inc. (AE)                                 104,400            637
Education Management Corp. (AE)                       47,100          1,729
Electronic Arts, Inc. (AE)                             9,900            645
Elizabeth Arden, Inc. (AE)                             9,700            107
Entercom Communications Corp. (AE)                    34,100          1,678
Ethan Allen Interiors, Inc.                           39,232          1,257
Federated Department Stores (AE)                      36,000          1,105
Fisher Scientific International (AE)                  51,200          1,464
Footstar, Inc. (AE)                                   64,500            468
Freemarkets, Inc. (AE)                                98,910            710
FTI Consulting, Inc. (AE)                             16,200            674
G&K Services, Inc. Class A                             6,400            206
Getty Images, Inc. (AE)                              119,212          3,416
Group 1 Automotive, Inc. (AE)                         56,735          1,199
GTECH Holdings Corp. (AE)                              9,700            252
Gymboree Corp. (AE)                                   38,600            709
Handleman Co. (AE)                                    21,900            219
Harman International Industries, Inc.                 28,900          1,618
Harte-Hanks, Inc.                                    110,950          2,117
Haverty Furniture Cos., Inc.                           7,000             90
Hearst-Argyle Television, Inc. (AE)                   93,600          2,330
Hollinger International, Inc.                         37,900            370
Hotels.com Class A (AE)                               12,400            773
Iron Mountain, Inc. (AE)                              37,800          1,066

16 Equity II Fund

Equity II Fund

Statement of Net Assets, continued--October 31, 2002

                                                                       Market
                                                      Number           Value
                                                        of             (000)
                                                      Shares             $
--------------------------------------------------------------------------------
Jarden Corp. (AE)                                       4,200           101
Jo-Ann Stores, Inc. Class A (AE)                       16,400           399
John Wiley & Sons Class A                               5,300           116
Jones Apparel Group, Inc. (AE)                         40,600         1,406
Kelly Services, Inc. Class A                            5,800           137
Kroll, Inc. (AE)                                       26,200           510
La-Z-Boy, Inc.                                         46,600         1,109
Labor Ready, Inc. (AE)                                 31,400           216
Lamar Advertising Co. (AE)                             55,262         1,876
Landry's Restaurants, Inc.                             46,000         1,047
Lee Enterprises, Inc.                                  40,000         1,308
Lin TV Corp. Class A (AE)                              21,800           450
Lithia Motors, Inc. Class A (AE)                        8,700           142
Liz Claiborne, Inc.                                    47,800         1,421
Mandalay Resort Group (AE)                              8,300           235
Manpower, Inc.                                         38,300         1,306
May Department Stores Co. (The)                        44,500         1,039
McClatchy Co. Class A                                  38,900         2,417
McGraw-Hill Cos., Inc. (The)                           23,300         1,503
Media General, Inc. Class A                            28,700         1,570
Men's Wearhouse, Inc. (AE)                             50,000           686
Meredith Corp.                                          5,500           251
Mobile Mini, Inc. (AE)                                 23,800           345
MPS Group, Inc. (AE)                                  122,000           658
Multimedia Games, Inc. (AE)                             5,100           113
Navigant International, Inc. (AE)                       9,600           110
Neiman-Marcus Group, Inc. Class A (AE)                 41,700         1,213
Nu Skin Enterprises, Inc.                              51,700           594
OfficeMax, Inc. (AE)                                   65,700           311
On Assignment, Inc. (AE)                               12,100           103
Outback Steakhouse, Inc.                               50,300         1,713
Pacific Sunwear Of California (AE)                     39,500           923
Park Place Entertainment Corp. (AE)                   239,300         1,735
Payless Shoesource, Inc. (AE)                           4,700           237
PEP Boys-Manny Moe & Jack                             164,310         1,906
Petsmart, Inc. (AE)                                   103,000         1,968
Phillips-Van Heusen                                    23,100           312
Pier 1 Imports, Inc.                                  109,986         2,073
Pinnacle Entertainment, Inc. (AE)                      19,000           142
Pittston Brink's Group                                 76,200         1,613
Playtex Products, Inc. (AE)                            91,500           796
Pre-Paid Legal Services, Inc. (AE)                     26,000           561
PRG-Schultz International, Inc. (AE)                   16,800           157
Priceline.com, Inc. (AE)                               35,600            78
Prime Hospitality Corp. (AE)                           13,200           107
ProQuest Co. (AE)                                      45,800           887
Pulitzer, Inc.                                          7,800           363
Quanta Services, Inc. (AE)                             14,400            46
Quiksilver, Inc. (AE)                                 127,221         3,054
Radio One, Inc. Class D (AE)                           85,226         1,422
Rare Hospitality International, Inc. (AE)              27,600           736
Reebok International, Ltd. (AE)                        13,200           373
Regal Entertainment Group Class A                      43,800           845
Regis Corp.                                            23,300           684
Rent-A-Center, Inc. (AE)                               64,100         2,843
Republic Services, Inc. (AE)                           48,300           994
Right Management Consultants (AE)                      39,450           520
Ross Stores, Inc.                                      44,400         1,858
Royal Caribbean Cruises, Ltd.                          30,450           559
RR Donnelley & Sons Co.                                26,100           523
Russ Berrie & Co., Inc.                                 3,700           120
Russell Corp.                                          13,100           204
Ryan's Family Steak Houses, Inc. (AE)                  96,550           991
Saks, Inc. (AE)                                       113,900         1,236
Salton, Inc. (AE)                                      12,400           133
Scholastic Corp. (AE)                                  18,800           830
Scientific Games Corp. Class A (AE)                    15,200           116
SCP Pool Corp. (AE)                                    84,400         2,405
Service Corp. International (AE)                      100,300           316
Sharper Image Corp. (AE)                               19,400           407
ShopKo Stores, Inc. (AE)                              125,300         1,588
Sinclair Broadcast Group, Inc. Class A (AE)            26,900           318
Skechers U.S.A., Inc. Class A (AE)                      7,400            73
Snap-On, Inc.                                           5,300           138
Sonic Automotive, Inc. (AE)                            50,200           791
Sonic Corp. (AE)                                       11,100           258
Sourcecorp (AE)                                        14,000           321
Stage Stores, Inc. (AE)                                19,709           426
Steak N Shake Co. (The) (AE)                           11,700           129
Steiner Leisure, Ltd. (AE)                             48,951           711
Tech Data Corp. (AE)                                   49,700         1,588
TeleTech Holdings, Inc. (AE)                           12,000            72
Tetra Tech, Inc. (AE)                                  30,425           270
THQ, Inc. (AE)                                         38,500           557
Tiffany & Co.                                          20,900           547
Too, Inc. (AE)                                         11,100           281
Toro Co.                                               12,800           817
Tupperware Corp.                                        6,500           105
United Auto Group, Inc. (AE)                           62,700           833
United Online, Inc. (AE)                               55,200           660
United Stationers, Inc. (AE)                           10,200           303
Valassis Communications, Inc. (AE)                     32,800           846
Valuevision Media, Inc. Class A (AE)                   42,357           560
VCA Antech, Inc. (AE)                                  87,500         1,310
Washington Post Class B                                 3,120         2,271
Waste Connections, Inc. (AE)                           10,000           366
West Corp. (AE)                                        38,500           618
Williams-Sonoma, Inc. (AE)                             17,418           415
WMS Industries, Inc. (AE)                              22,600           321
Zale Corp. (AE)                                        14,332           418
                                                                 ----------
                                                                    138,006
                                                                 ----------
Consumer Staples - 4.3%
7-Eleven, Inc. (AE)                                    15,300           125
American Italian Pasta Co. Class A (AE)                33,700         1,161
Church & Dwight, Inc.                                  40,500         1,400
Coca-Cola Bottling Co. Consolidated                    30,525         1,626
Constellation Brands, Inc. Class A (AE)                89,700         2,272

                                                               Equity II Fund 17

Equity II Fund

Statement of Net Assets, continued--October 31, 2002

                                                                     Market
                                                     Number          Value
                                                       of            (000)
                                                     Shares            $
--------------------------------------------------------------------------------
Coors (Adolph) Class B                                1,700            116
Corn Products International, Inc.                    25,300            746
D&K Healthcare Resources, Inc.                       19,200            177
Dean Foods Co. (AE)                                  53,600          2,009
Del Monte Foods Co. (AE)                             36,200            290
Dial Corp. (The)                                     96,500          2,052
DIMON, Inc.                                          18,100            111
Dreyer's Grand Ice Cream, Inc.                        2,100            148
Flowers Foods, Inc. (AE)                             24,800            551
Fresh Brands, Inc.                                   65,150            994
Great Atlantic & Pacific Tea Co. (AE)                39,500            225
Hormel Foods Corp.                                   34,800            842
International Multifoods Corp. (AE)                  12,600            245
Interstate Bakeries                                   9,600            239
JM Smucker Co. (The)                                  3,700            135
Nash Finch Co.                                        4,300             53
NBTY, Inc. (AE)                                      44,500            692
Pathmark Stores, Inc. (AE)                           81,900            373
Pepsi Bottling Group, Inc.                           61,100          1,647
PepsiAmericas, Inc.                                 170,000          2,610
Performance Food Group Co. (AE)                      51,200          1,904
Ralcorp Holdings, Inc. (AE)                          16,900            382
Ruddick Corp.                                         9,300            139
Schweitzer-Mauduit International, Inc.                4,800            119
Sensient Technologies Corp.                          33,200            808
Smithfield Foods, Inc. (AE)                          85,600          1,330
Standard Commercial Corp.                             5,000             85
Tootsie Roll Industries, Inc.                        19,500            615
Tyson Foods, Inc. Class A                            41,600            461
Universal Corp.                                      21,400            754
Wild Oats Markets, Inc. (AE)                          9,200            104
                                                                 ---------
                                                                    27,540
                                                                 ---------

Financial Services - 19.6%
AG Edwards, Inc.                                     17,578            578
Alexandria Real Estate Equities, Inc. (o)             3,300            139
Alfa Corp.                                            9,800            121
Allmerica Financial Corp.                            14,700            125
American Bank Note Holographics, Inc. (AE)            3,907              3
American Financial Group, Inc.                       25,300            586
American Financial Holdings, Inc.                     6,400            193
AMLI Residential Properties Trust (o)                 5,100            107
Annaly Mortgage Management, Inc.                    162,050          2,841
Anthracite Capital, Inc.                             69,100            731
Apex Mortgage Capital, Inc.                             300              2
Associated Banc-Corp                                 37,620          1,263
Bancorpsouth, Inc.                                   15,600            296
Bank of Hawaii Corp.                                 58,200          1,724
BankAtlantic Bancorp, Inc. Class A                   74,100            691
Banknorth Group, Inc.                                62,000          1,437
Bear Stearns Cos., Inc. (The)                        24,499          1,496
Bedford Property Investors (o)                       12,400            309
BISystem Group, Inc. (The) (AE)                      79,200          1,418
Blackrock, Inc. (AE)                                  3,300            118
Boston Properties, Inc. (o)                          34,500          1,232
Boykin Lodging Co. (o)                               11,900            102
Brandywine Realty Trust (o)                           6,000            120
Capital Automotive REIT (o)                          15,200            372
Capstead Mortgage Corp.                               5,700            119
CarrAmerica Realty Corp. (o)                          5,600            133
Cash America International, Inc.                     38,100            341
CBL & Associates Properties, Inc. (o)                12,600            466
CCC Information Services Group (AE)                   4,800             85
Certegy, Inc. (AE)                                   42,100            884
Citizens Banking Corp.                                1,000             24
City Holding Co.                                      3,086             87
City National Corp.                                  11,300            511
CNA Surety Corp.                                     77,000          1,069
Colonial BancGroup, Inc. (The)                      112,300          1,343
Commerce Bancshares, Inc.                             7,500            312
Commerce Group, Inc.                                 11,700            401
Commercial Federal Corp.                             52,700          1,225
Commercial Net Lease Realty (o)                      20,300            317
Community Bank System, Inc.                          49,800          1,594
Cornerstone Realty Income Trust, Inc. (o)            16,000            124
Cullen/Frost Bankers, Inc.                            6,200            215
Delphi Financial Group Class A                        6,800            264
Deluxe Corp.                                         39,700          1,835
Dime Bancorp, Inc. 2050 Warrants (AE)               264,200             26
Doral Financial Corp.                                54,200          1,423
Downey Financial Corp.                               21,900            848
Duke Realty Corp. (o)                                54,050          1,313
E*TRADE Group, Inc. (AE)                            179,100            806
East-West Bancorp, Inc.                              41,300          1,425
Eastgroup Properties (o)                              4,900            119
Eaton Vance Corp.                                     4,000            115
eFunds Corp. (AE)                                    44,500            392
Entertainment Properties Trust (o)                    9,900            223
Equity Inns, Inc. (o)                                48,200            281
Fair Isaac & Co., Inc.                               17,125            659
FBL Financial Group, Inc. Class A                     2,134             44
FelCor Lodging Trust, Inc. (o)                       25,400            284
Fidelity National Financial, Inc.                    67,300          2,032
First American Corp.                                179,800          3,676
First Bancorp Puerto Rico                            13,050            327
First Commonwealth Financial Corp.                    2,600             31
First Essex Bancorp, Inc.                            45,400          1,729
First Industrial Realty Trust, Inc. (o)              16,600            449
First Republic Bank (AE)                             10,800            219
First Virginia Banks, Inc.                           23,550            881
FirstFed Financial Corp. (AE)                        16,800            455
Flagstar Bancorp, Inc.                               37,650            725
Fremont General Corp.                                53,600            265
Fulton Financial Corp.                               11,500            209
Gabelli Asset Management, Inc.
   Class A (AE)                                       8,900            265
GATX Corp.                                           29,000            581
Glenborough Realty Trust, Inc. (o)                   22,800            416

18 Equity II Fund

Equity II Fund

Statement of Net Assets, continued--October 31, 2002

                                                                     Market
                                                      Number         Value
                                                        of           (000)
                                                      Shares           $
--------------------------------------------------------------------------------
Global Payments, Inc.                                 65,200         1,842
Great Lakes REIT, Inc. (o)                             4,800            83
Hancock Holding Co.                                    3,700           180
Harbor Florida Bancshares, Inc.                        9,500           212
Harland (John H.) Co.                                  9,300           178
Health Care REIT, Inc. (o)                            16,000           449
Healthcare Realty Trust, Inc. (o)                     19,900           616
Henry (Jack) & Associates                             58,300           599
Hibernia Corp. Class A                                83,300         1,642
Hilb Rogal & Hamilton Co.                             13,100           537
Hospitality Properties Trust (o)                      45,600         1,492
HRPT Properties Trust (o)                            173,400         1,365
Iberiabank Corp.                                       2,600            96
Independence Community Bank                           41,600         1,068
IndyMac Bancorp, Inc. (AE)                            50,919           949
Innkeepers USA Trust (o)                              27,200           211
Interactive Data Corp. (AE)                           69,721         1,012
Investment Technology Group, Inc. (AE)                50,800         1,621
Investors Financial Services Corp.                    61,800         1,895
IPC Holdings, Ltd. (AE)                               50,200         1,565
IRT Property Co. (o)                                  12,200           145
Irwin Financial Corp.                                 18,000           261
iStar Financial, Inc. (o)                             72,300         2,053
JDN Realty Corp. (o)                                  20,800           226
Jefferies Group, Inc.                                 49,400         2,058
John Nuveen Co. (The) Class A                         22,300           604
Koger Equity, Inc. (o)                                24,300           377
Kronos, Inc. (AE)                                      3,700           132
Landamerica Financial Group, Inc.                     52,300         1,857
Legg Mason, Inc.                                      14,100           655
LendingTree, Inc. (AE)                                20,700           254
Lexington Corporate Properties Trust (o)               7,000           106
Local Financial Corp. (AE)                             1,600            23
Mack-Cali Realty Corp. (o)                            19,100           552
MAF Bancorp, Inc.                                     16,900           549
Markel Corp. (AE)                                     11,300         2,288
Mercantile Bankshares Corp.                            3,200           125
Metris Cos., Inc.                                     42,400           121
MFA Mortgage Investments, Inc.                        98,300           799
MGIC Investment Corp.                                 21,900           919
Mid-America Apartment
   Communities, Inc. (o)                               5,200           123
Mony Group, Inc.                                      38,200           977
Moody's Corp.                                         15,800           744
National Health Investors, Inc. (o)                    9,600           155
Netbank, Inc. (AE)                                    10,200           101
Neuberger Berman, Inc.                                27,750           815
New Century Financial Corp.                           78,300         1,652
New Plan Excel Realty Trust (o)                       54,400           943
New York Community Bancorp, Inc.                      61,150         1,776
North Fork BanCorp., Inc.                             36,500         1,404
Novastar Financial, Inc.                              20,700           481
OceanFirst Financial Corp.                             6,900           147
Ocwen Financial Corp. (AE)                             9,700            27
Odyssey Re Holdings Corp.                             13,600           248
Ohio Casualty Corp. (AE)                              26,800           353
Pacific Northwest Bancorp                              5,100           125
Pan Pacific Retail Properties, Inc. (o)                3,000           101
Parkway Properties, Inc. (o)                           4,300           144
Peoples Bank Bridgeport                                4,000            98
PFF Bancorp, Inc.                                      9,400           290
Phoenix Cos., Inc. (The)                              47,700           432
Plum Creek Timber Co., Inc.                           42,200           954
Prentiss Properties Trust (o)                         14,600           393
Presidential Life Corp.                                5,900            73
ProAssurance Corp. (AE)                                5,800            97
Protective Life Corp.                                 38,500         1,100
Provident Bankshares Corp.                            12,498           282
Provident Financial Group, Inc.                        5,700           148
Providian Financial Corp.                            266,749         1,187
PS Business Parks, Inc. (o)                            5,100           162
R&G Financial Corp. Class B                           15,100           361
Radian Group, Inc.                                    24,700           871
Raymond James Financial, Inc.                         73,714         2,307
Realty, Income Corp. (o)                              13,500           452
Reckson Associates Realty Corp. (o)                    7,000           142
Redwood Trust, Inc.                                   18,100           485
RenaissanceRe Holdings, Ltd.                          51,700         2,120
Republic Bancorp, Inc.                                 7,261            89
RLI Corp.                                              4,600           129
Roslyn Bancorp, Inc.                                  53,550           887
Ryder System, Inc.                                   117,800         2,704
Seacoast Financial Services Corp.                      8,712           189
Selective Insurance Group                              2,900            65
Senior Housing Properties Trust                       43,600           446
Silicon Valley Bancshares (AE)                        22,600           425
Southwest Bancorp of Texas, Inc. (AE)                 16,100           455
Southwest Bancorp, Inc.                               49,200         1,100
Sovereign Bancorp, Inc.                               83,324         1,173
Sovran Self Storage, Inc. (o)                         42,000         1,220
Stancorp Financial Group, Inc.                        32,900         1,777
Staten Island Bancorp, Inc.                           46,400           857
Sterling Bancorp                                       5,500           155
Stewart Information Services Corp. (AE)                6,100           127
Sun Communities, Inc. (o)                              3,100           105
Susquehanna Bancshares, Inc.                           7,900           167
SWS Group, Inc.                                       26,800           347
TCF Financial Corp.                                   20,400           866
Texas Regional Bancshares, Inc. Class A                5,550           183
Thornburg Mortgage, Inc.                              37,900           718
Triad Guaranty, Inc. (AE)                              8,000           293
Trizec Properties, Inc. (o)                           34,500           350
Trustmark Corp.                                        4,800           109
UMB Financial Corp.                                    5,432           212
Union Planters Corp.                                  34,553           976
United Dominion Realty Trust, Inc. (o)                35,400           511
Universal Health Realty Income (o)                     1,800            48
US Restaurants Properties, Inc. (o)                    4,700            61

                                                               Equity II Fund 19

Equity II Fund

Statement of Net Assets, continued--October 31, 2002

                                                                      Market
                                                    Number            Value
                                                      of              (000)
                                                    Shares              $
----------------------------------------------------------------------------
W Holding Co., Inc.                                  25,700             457
Washington Federal, Inc.                             10,835             267
Watson Wyatt & Co. Holdings (AE)                     31,700             626
Webster Financial Corp.                              41,700           1,351
Weingarten Realty Investors (o)                      13,650             507
Whitney Holding Corp.                                14,900             506
Willis Group Holdings, Ltd. (AE)                     18,400             563
Wilmington Trust Corp.                                6,300             191
Wintrust Financial Corp.                             11,100             348
WSFS Financial Corp.                                  1,000              28
XL Capital, Ltd. Class A                             20,200           1,538
                                                                   --------
                                                                    124,683
                                                                   --------
Health Care - 10.6%
Accredo Health, Inc. (AE)                            21,300             986
Advanced Neuromodulation
   Systems, Inc. (AE)                                12,000             366
AdvancePCS (AE)                                      41,000           1,029
Advisory Board Co. (The) (AE)                         5,800             186
Affymetrix, Inc. (AE)                                10,400             271
Alaris Medical, Inc. (AE)                            15,900              91
Albany Molecular Research, Inc. (AE)                  9,500             147
Alexion Pharmaceuticals, Inc. (AE)                   10,900             111
Alpharma, Inc. Class A                               44,900             426
American Medical Security Group, Inc. (AE)           15,600             192
Ameripath, Inc. (AE)                                 27,100             406
Applera Corp. - Celera Genomics Group (AE)           98,400             811
Apria Healthcare Group, Inc. (AE)                    10,800             263
Bausch & Lomb, Inc.                                  20,800             647
Bio-Rad Laboratories, Inc. Class A (AE)              23,400             997
Cell GeneSystem, Inc. (AE)                           27,300             286
Cephalon, Inc. (AE)                                  28,200           1,418
Cerner Corp. (AE)                                     4,300             153
Charles River Laboratories
   International, Inc. (AE)                          79,100           2,906
Conmed Corp. (AE)                                     9,300             182
Corixa Corp. (AE)                                    23,800             203
Coventry Health Care, Inc. (AE)                      67,500           2,259
CR Bard, Inc.                                        23,400           1,309
Cyberonics (AE)                                      14,600             234
Cytyc Corp. (AE)                                     59,842             626
Datascope Corp.                                       4,600             114
DaVita, Inc. (AE)                                   111,694           2,677
Dentsply International, Inc.                         35,000           1,292
Diagnostic Products Corp.                             2,500             103
Edwards Lifesciences Corp. (AE)                      24,100             619
Express Scripts, Inc. Class A (AE)                   13,000             704
First Health Group Corp. (AE)                        66,800           1,735
Genencor International, Inc. (AE)                    39,200             432
Guilford Pharmaceuticals, Inc. (AE)                  20,500             103
Health Net, Inc. (AE)                                41,200             964
Healthsouth Corp. (AE)                              220,500             959
Henry Schein, Inc. (AE)                              34,900           1,751
Hologic, Inc. (AE)                                   16,300             202
Humana, Inc. (AE)                                   110,200           1,342
Idexx Laboratories, Inc. (AE)                        41,100           1,418
Inhale Therapeutic Systems, Inc. (AE)                26,500             169
Invitrogen Corp. (AE)                                79,357           2,212
Kos Pharmaceuticals, Inc. (AE)                       31,600             480
Ligand Pharmaceuticals, Inc. Class B (AE)            16,200             107
Lincare Holdings, Inc. (AE)                          70,400           2,399
Manor Care, Inc. (AE)                                 5,900             117
Martek Biosciences Corp. (AE)                        52,000             817
Medicis Pharmaceutical Class A (AE)                  46,500           2,134
Meridian Medical Technologies, Inc. (AE)              2,600             115
Mid Atlantic Medical Services (AE)                   59,300           2,159
Neurocrine Biosciences, Inc. (AE)                    28,500           1,280
Noven Pharmaceuticals, Inc. (AE)                      8,800             113
Ocular Sciences, Inc. (AE)                            4,900             105
Odyssey HealthCare, Inc. (AE)                        20,672             723
Omnicare, Inc.                                      120,200           2,612
Option Care, Inc. (AE)                                8,300              65
Owens & Minor, Inc.                                  52,100             767
Pacificare Health Systems (AE)                       22,200             656
Parexel International Corp. (AE)                     30,400             365
Patterson Dental Co. (AE)                            16,200             834
Perrigo Co. (AE)                                     27,600             348
Pharmaceutical Product
   Development, Inc. (AE)                            15,862             435
Pharmaceutical Resources, Inc. (AE)                  46,700           1,101
Pharmacopeia, Inc. (AE)                              69,400             678
Praecis Pharmaceuticals, Inc. (AE)                    4,200              11
PSS World Medical, Inc. (AE)                         67,800             518
Respironics, Inc. (AE)                               55,900           1,785
Sangstat Medical Corp. (AE)                          15,000             280
Sepracor, Inc. (AE)                                  86,100             749
Serologicals Corp. (AE)                              17,900             172
SICOR, Inc. (AE)                                     99,692           1,483
Sola International, Inc. (AE)                        12,100             151
Stericycle, Inc. (AE)                                30,000             999
Steris Corp. (AE)                                    36,200             960
Sybron Dental Specialties, Inc. (AE)                 15,799             228
Taro Pharmaceuticals Industries (AE)                 25,400             883
Techne Corp. (AE)                                    57,500           1,898
Teva Pharmaceutical Industries - ADR                  8,000             619
Triad Hospitals, Inc. (AE)                           48,300           1,763
Trimeris, Inc. (AE)                                  20,300           1,070
Varian Medical Systems, Inc. (AE)                    15,800             762
Varian, Inc. (AE)                                     8,700             256
ViaSystem Healthcare, Inc. (AE)                       7,300             117
VISX, Inc. (AE)                                      50,000             406
WebMD Corp. (AE)                                     31,700             200
Wilson Greatbatch Technologies, Inc. (AE)            28,600             800
                                                                   --------
                                                                     67,821
                                                                   --------

Integrated Oils - 0.0%
Holly Corp.                                           3,600              64
                                                                   --------
20 Equity II Fund

Equity II Fund

Statement of Net Assets, continued--October 31, 2002

                                                                     Market
                                                      Number          Value
                                                        of            (000)
                                                      Shares            $
----------------------------------------------------------------------------
Materials and Processing - 6.8%
Airgas, Inc. (AE)                                     14,900           227
AK Steel Holding Corp. (AE)                           97,000           702
Albemarle Corp.                                       17,900           503
AMCOL International Corp.                              4,100            23
Aptargroup, Inc.                                      46,400         1,296
Arch Chemicals, Inc.                                  14,500           271
Ashland, Inc.                                         13,500           354
Ball Corp.                                            17,800           862
Boise Cascade Corp.                                    7,100           169
Cabot Corp.                                           61,600         1,459
Calgon Carbon Corp.                                  134,500           564
Cambrex Corp.                                         15,084           420
Centex Construction Products, Inc.                     3,200           109
Chesapeake Corp.                                      18,600           285
CLARCOR, Inc.                                          3,600           111
Cleveland-Cliffs, Inc.                                 9,300           188
CoorsTek, Inc. (AE)                                   74,553         1,111
Crompton Corp.                                        10,100            67
Cytec Industries, Inc. (AE)                          103,100         2,496
DHB Industries, Inc. (AE)                             28,700            59
EMCOR Group, Inc. (AE)                                26,700         1,298
Energizer Holdings, Inc. (AE)                         26,050           777
FBR Asset Investment Corp.                            46,000         1,380
Finish Line Class A (AE)                              24,900           224
Genzyme Corp.-Generall Division (AE)                   6,900           192
Grant Prideco, Inc. (AE)                              57,173           552
Great Lakes Chemical Corp.                            16,100           392
Greif Brothers Corp. Class A                           3,500            89
Griffon Corp. (AE)                                    10,300           119
HB Fuller Co.                                         11,900           339
Hughes Supply, Inc.                                   43,600         1,489
IMC Global, Inc.                                      36,000           396
Lennox International, Inc.                            84,900         1,099
LNR Property Corp.                                    46,700         1,665
Longview Fibre Co.                                    32,700           222
Louisiana-Pacific Corp.                              156,000         1,051
Lubrizol Corp.                                        29,700           861
MacDermid, Inc.                                        5,700           114
Martin Marietta Materials, Inc.                        5,139           143
Maverick Tube Corp. (AE)                              52,524           670
Minerals Technologies, Inc.                            9,200           404
Myers Industries, Inc.                                18,500           228
NL Industries                                          4,600            74
Nortek, Inc. (AE)                                      4,300           193
OM Group, Inc.                                         4,100            27
Pactiv Corp. (AE)                                     38,800           770
PolyOne Corp.                                          6,000            48
Precision Castparts Corp.                             91,900         1,784
Quanex Corp.                                          14,600           519
Reliance Steel & Aluminum Co.                          6,100           128
Rogers Corp. (AE)                                      4,400           110
RPM International, Inc.                              115,000         1,732
Schulman (A.), Inc.                                   53,200           931
Scotts Co. (The) Class A (AE)                         28,100         1,338
Sealed Air Corp. (AE)                                 22,400           343
Sigma-Aldrich Corp.                                    8,200           375
Silgan Holdings, Inc. (AE)                             3,900            72
SPS Technologies, Inc. (AE)                           26,300           639
Standard Register Co. (The)                           25,900           601
Steel Dynamics, Inc. (AE)                             52,500           684
Telik, Inc. (AE)                                      60,700           895
Temple-Inland, Inc.                                   22,500           923
Texas Industries, Inc.                                42,100         1,021
Timken Co.                                            57,500         1,048
Tractor Supply Co. (AE)                                7,400           281
Trex Co., Inc. (AE)                                    7,400           211
Unifi, Inc. (AE)                                      40,300           222
United States Steel Corp.                             78,500         1,009
Universal Forest Products, Inc.                        3,800            68
USEC, Inc.                                            69,900           468
USG Corp. (AE)                                        31,900           143
Valspar Corp.                                          7,300           305
Watsco, Inc.                                          12,500           200
Wausau-Mosinee Paper Corp.                            10,600           101
Wellman, Inc.                                          8,100            82
Worthington Industries                                55,300         1,042
WR Grace & Co. (AE)                                   23,100            40
                                                                 ---------
                                                                    43,407
                                                                 ---------
Miscellaneous - 1.2%
Carlisle Cos., Inc.                                   14,300           533
GenCorp, Inc.                                         38,400           314
ITT Industries, Inc.                                   3,200           208
Johnson Controls, Inc.                                16,500         1,287
Kaman Corp. Class A                                    5,900            66
Lancaster Colony Corp.                                12,200           554
St. Joe Co. (The)                                     44,700         1,304
Textron, Inc.                                         34,800         1,427
US Industries, Inc. (AE)                             100,600           231
Wesco Financial Corp.                                  5,200         1,552
                                                                 ---------
                                                                     7,476
                                                                 ---------

Other Energy - 5.2%
Aquila, Inc.                                         177,400           656
BJ Services Co. (AE)                                  24,800           752
Cooper Cameron Corp. (AE)                             14,700           685
Denbury Resources Inc. (AE)                            7,400            86
Devon Energy Corp.                                    26,600         1,343
EOG Resources, Inc.                                   30,600         1,133
Evergreen Resources, Inc. (AE)                        22,100           909
GlobalSantaFe Corp.                                   54,076         1,292
Gulfmark Offshore, Inc. (AE)                          82,000         1,255
Helmerich & Payne, Inc.                                5,900           167
Houston Exploration Co. (AE)                           6,200           190
Hydril Co. (AE)                                       18,400           498
Key Energy Services, Inc. (AE)                       138,864         1,240
Nabors Industries, Ltd. (AE)                          39,707         1,389

                                                               Equity II Fund 21

Equity II Fund

Statement of Net Assets, continued--October 31, 2002

                                                                       Market
                                                      Number           Value
                                                        of             (000)
                                                      Shares             $
-----------------------------------------------------------------------------
National-Oilwell, Inc. (AE)                          109,900          2,291
Newfield Exploration Co. (AE)                          5,700            199
Ocean Energy, Inc.                                    27,200            507
Oceaneering International, Inc. (AE)                   4,600            127
Octel Corp.                                            5,700            101
Parker Drilling Co. (AE)                              59,100            138
Patina Oil & Gas Corp.                                 9,800            286
Patterson-UTI Energy, Inc. (AE)                       43,278          1,252
Pioneer Natural Resources Co. (AE)                    28,000            696
PNM Resources, Inc.                                   25,400            560
Pogo Producing Co.                                    20,500            739
Premcor, Inc. New (AE)                                12,800            257
Rowan Cos., Inc.                                      63,000          1,285
Seacor Smit, Inc. (AE)                                 2,700            111
Smith International, Inc. (AE)                        51,800          1,619
St. Mary Land & Exploration Co.                       14,400            365
Stone Energy Corp. (AE)                               28,990            932
Talisman Energy, Inc.                                 28,000          1,028
TEPPCO Partners L.P.                                  43,000          1,268
Tidewater, Inc.                                       33,500            944
Tom Brown, Inc. (AE)                                  33,300            796
Universal Compression Holdings, Inc. (AE)             31,700            615
Varco International, Inc. (AE)                        36,533            601
Veritas DGC, Inc. (AE)                                52,300            460
Vintage Petroleum, Inc.                              201,616          1,936
Westport Resources Corp. (AE)                         21,100            366
XTO Energy, Inc.                                      80,255          1,930
                                                                  ---------
                                                                     33,004
                                                                  ---------

Producer Durables - 6.5%
Advanced Energy Industries, Inc. (AE)                 42,800            516
AGCO Corp.                                            27,600            701
Allen Telecom, Inc. (AE)                              79,700            493
Alliant TechSystems, Inc. (AE)                         6,000            361
Ametek, Inc.                                          13,500            476
Asyst Technologies, Inc. (AE)                         95,584            574
Baldor Electric Co.                                    5,900            111
Beazer Homes USA, Inc. (AE)                           24,100          1,584
Brooks-PRI Automation, Inc. (AE)                      51,461            787
C-COR.net Corp. (AE)                                  16,100             67
Cascade Corp. (AE)                                     5,200             68
CNH Global NV                                         48,500            148
CTS Corp.                                             19,900            119
Curtiss-Wright Corp.                                  12,600            779
Cymer, Inc. (AE)                                      64,321          1,616
Donaldson Co., Inc.                                   16,600            524
Dover Corp.                                            6,700            168
DR Horton, Inc.                                       63,450          1,223
Electro Scientific Industries, Inc. (AE)              36,213            676
Engineered Support Systems, Inc.                      14,200            695
Esterline Technologies Corp. (AE)                     15,200            276
FEI Co. (AE)                                          37,968            609
Hovnanian Enterprises, Inc. Class A (AE)              24,200            915
Hubbell, Inc. Class B                                 15,100            513
IKON Office Solutions, Inc.                          270,100          1,912
Ingersoll-Rand Co. Class A                            23,850            930
Ionics, Inc. (AE)                                     13,400            305
Itron, Inc. (AE)                                      30,973            678
Kadant, Inc. (AE)                                     19,300            279
KB Home                                               14,200            670
Lennar Corp.                                          28,700          1,583
LTX Corp. (AE)                                        23,100            143
M/I Schottenstein Homes, Inc.                         38,100          1,235
Manitowoc Co.                                            600             14
MDC Holdings, Inc.                                    30,700          1,152
Mettler Toledo International, Inc. (AE)               29,000            869
Milacron, Inc.                                        10,000             57
Millipore Corp.                                       52,700          1,792
MKS Instruments, Inc. (AE)                            46,061            605
Moog, Inc. Class A (AE)                                7,250            193
Novellus Systems, Inc. (AE)                           27,600            872
Orbital Sciences Corp. (AE)                          140,000            500
Photon Dynamics, Inc. (AE)                            28,715            615
Photronics, Inc. (AE)                                 66,700            810
Plantronics, Inc. (AE)                                33,800            506
RF Micro Devices, Inc. (AE)                          118,417          1,005
Rockwell Collins, Inc.                                20,000            451
Rudolph Technologies, Inc. (AE)                       43,748            747
Ryland Group, Inc.                                    34,300          1,427
Standard-Pacific Corp.                                38,900            944
Starrett (L.S.) Co. Class A                           21,900            318
Steelcase, Inc. Class A                               24,000            219
Technitrol, Inc.                                       5,700             83
Tecumseh Products Co. Class A                          5,700            259
Teledyne Technologies, Inc. (AE)                      47,100            681
Teradyne, Inc. (AE)                                   41,300            500
Terex Corp. (AE)                                      37,649            439
Thomas & Betts Corp. (AE)                              7,400            123
Toll Brothers, Inc. (AE)                             114,200          2,339
Triumph Group, Inc. (AE)                              20,900            515
United Defense Industries, Inc. (AE)                  55,500          1,270
Veeco Instruments, Inc. (AE)                           9,700            116
Watts Industries, Inc. Class A                         9,800            161
William Lyon Homes, Inc. (AE)                          4,800            116
Woodward Governor Co.                                  2,300             87
                                                                  ---------
                                                                     41,519
                                                                  ---------

Technology - 12.6%
3Com Corp. (AE)                                      404,600          1,707
Acxiom Corp. (AE)                                    114,000          1,436
Adtran, Inc. (AE)                                     20,000            508
Affiliated Computer Services, Inc.
   Class A (AE)                                       22,700          1,045
Alliance Data Systems Corp. (AE)                      85,200          1,448
American Management Systems (AE)                      12,000            144
Amphenol Corp. Class A (AE)                            3,100            119
Anadigics, Inc. (AE)                                  21,700             50
Anixter International, Inc. (AE)                      40,400            932

22 Equity II Fund

Equity II Fund

Statement of Net Assets, continued--October 31, 2002

                                                                       Market
                                                        Number          Value
                                                          of            (000)
                                                        Shares            $
-----------------------------------------------------------------------------
Anteon International Corp. (AE)                        17,200           396
Arbitron, Inc. (AE)                                    52,100         1,779
Arris Group, Inc. (AE)                                116,700           203
Arrow Electronics, Inc. (AE)                          228,800         3,003
Ascential Software Corp. (AE)                          87,900           213
ASM International NV (AE)                              72,500           921
ATI Technologies, Inc. (AE)                           143,700           923
Autodesk, Inc.                                         34,100           399
Avaya, Inc. (AE)                                       76,500           153
Avid Technology, Inc. (AE)                              1,400            20
Avnet, Inc.                                           210,800         1,960
BEA Systems, Inc. (AE)                                 98,500           797
Benchmark Electronics, Inc. (AE)                       38,500           857
Black Box Corp. (AE)                                    7,000           296
Borland Software Corp. (AE)                            10,900           146
Business Objects SA - ADR (AE)                         25,400           378
CACI International, Inc. Class A (AE)                   9,700           397
Checkpoint Systems, Inc. (AE)                          14,500           146
ChipPAC, Inc. Class A (AE)                             16,500            44
Cognizant Technology Solutions Corp. (AE)               6,800           450
Coherent, Inc. (AE)                                    31,893           564
Computer Network Technology Corp. (AE)                 47,100           287
Concord Communications, Inc. (AE)                       9,500            69
Conexant Systems, Inc. (AE)                           163,800           201
Cree, Inc. (AE)                                        62,898         1,085
CSG Systems International (AE)                         14,000           180
Cypress Semiconductor Corp. (AE)                        5,500            31
Digex, Inc. (AE)                                      232,730            40
Documentum, Inc. (AE)                                 135,778         1,984
DSP Group, Inc. (AE)                                    6,700            96
E.piphany, Inc. (AE)                                   58,100           232
EDO Corp.                                              35,200           590
EMS Technologies, Inc. (AE)                            20,942           293
EnteraSystem Networks, Inc. (AE)                       86,100           104
ESCO Technologies, Inc. (AE)                            8,400           306
ESS Technology (AE)                                    20,000           109
Exar Corp. (AE)                                        84,200         1,061
Fairchild Semiconductor International, Inc.
   Class A (AE)                                        59,900           713
Foundry Networks, Inc. (AE)                           143,476         1,014
Global Imaging Systems, Inc. (AE)                      33,300           612
Harris Corp.                                           66,800         1,762
Hypercom Corp. (AE)                                    23,100            51
Hyperion Solutions Corp. (AE)                          81,300         2,195
II-VI, Inc. (AE)                                       61,317           840
Imation Corp. (AE)                                     70,500         2,884
Informatica Corp. (AE)                                131,500           684
Ingram Micro, Inc. Class A (AE)                       160,300         2,297
Integrated Circuit Systems, Inc. (AE)                  68,527         1,401
Inter-Tel, Inc.                                        52,600         1,422
Intergraph Corp. (AE)                                  53,100           977
Internet Security Systems (AE)                         42,600           786
Intrado, Inc. (AE)                                     53,072           513
Invision Technologies, Inc. (AE)                       12,200           432
Iomega Corp. (AE)                                     109,900           945
j2 Global Communications, Inc. (AE)                    22,101           606
JD Edwards & Co. (AE)                                  32,100           381
Kemet Corp. (AE)                                        1,350            12
Keynote Systems, Inc. (AE)                             37,100           288
L-3 Communications Holdings, Inc. (AE)                  8,800           414
Lattice Semiconductor Corp. (AE)                      166,500         1,127
Lawson Software, Inc. (AE)                             51,000           201
Linear Technology Corp.                                13,300           368
Loral Space & Communications (AE)                     218,600            74
LSI Logic Corp. (AE)                                  138,470           817
Macrovision Corp. (AE)                                 41,600           537
Maxtor Corp. (AE)                                     454,200         1,708
MEMC Electronic Materials, Inc. (AE)                   14,300           100
Mercury Computer Systems, Inc. (AE)                    28,200           850
Mercury Interactive Corp. (AE)                         21,600           570
Methode Electronics Class A                            19,100           176
Microchip Technology, Inc.                             60,418         1,474
MicroStrategy, Inc. Class A (AE)                       63,015           773
Microtune, Inc. (AE)                                   79,436           134
Mykrolis Corp. (AE)                                    20,290           114
National Instruments Corp. (AE)                        26,900           772
NetScreen Technologies, Inc. (AE)                      49,140           647
Novell, Inc. (AE)                                      12,198            30
O2Micro International, Ltd. (AE)                       39,100           335
Omnivision Technologies, Inc. (AE)                     11,400           129
Optimal Robotics Corp. Class A (AE)                    13,500            84
Overture Services, Inc. (AE)                           34,932           962
Park Electrochemical Corp.                              7,500           135
Pericom Semiconductor Corp. (AE)                        2,500            21
Pinnacle Systems, Inc. (AE)                            45,200           537
Pioneer Standard Electronics                           27,300           191
Planar Systems, Inc. (AE)                               6,400           118
Precise Software Solutions, Ltd. (AE)                  67,500           783
Quantum Corp. (AE)                                    213,200           631
Quest Software, Inc. (AE)                              83,600           913
Sandisk Corp. (AE)                                     85,200         1,684
ScanSoft, Inc. (AE)                                    37,600           174
Scansource, Inc. (AE)                                   4,900           294
Secure Computing Corp. (AE)                            79,896           330
Serena Software, Inc. (AE)                             41,131           656
Silicon Laboratories, Inc. (AE)                        35,300           752
Silicon Storage Technology, Inc. (AE)                  27,200           121
Skyworks Solutions, Inc. (AE)                         221,191         1,570
Standard MicroSystems Corp. (AE)                        7,600           146
Storage Technology Corp. (AE)                          34,300           606
Sybase, Inc. (AE)                                      32,000           410
SynopSystem, Inc. (AE)                                  9,377           355
Systems & Computer Technology Corp. (AE)                9,800            92
TIBCO Software, Inc. (AE)                             100,500           501
Trimble Navigation, Ltd. (AE)                          17,400           228
UniSystem Corp. (AE)                                   91,300           797
UNOVA, Inc. (AE)                                       91,800           459
Utstarcom, Inc. (AE)                                   37,200           635

                                                               Equity II Fund 23

Equity II Fund

Statement of Net Assets, continued--October 31, 2002

                                                                       Market
                                                    Number             Value
                                                      of               (000)
                                                    Shares               $
-----------------------------------------------------------------------------
Verity, Inc. (AE)                                   64,859              585
Vignette Corp. (AE)                                124,000              131
Vitesse Semiconductor Corp. (AE)                    42,000               74
WebMethods, Inc. (AE)                               71,582              518
Websense, Inc. (AE)                                 40,201              812
Western Digital Corp. (AE)                         410,700            2,542
Zebra Technologies Corp. Class A (AE)                9,700              597
Zoran Corp. (AE)                                    64,246              963
                                                                   --------
                                                                     80,674
                                                                   --------

Utilities - 2.6%
AES Corp. (The) (AE)                               347,900              616
AGL Resources, Inc.                                 41,700              980
Allete, Inc.                                        11,800              253
Alliant Energy Corp.                                19,900              319
American States Water Co.                            5,500              147
Avista Corp.                                        77,600              799
Citizens Communications Co. (AE)                    39,100              325
Cleco Corp.                                         13,000              181
CMS Energy Corp.                                   194,200            1,521
Energen Corp.                                       17,600              491
Energy East Corp.                                   22,900              488
Hawaiian Electric Industries                        16,900              809
Idacorp, Inc.                                        4,600              120
IDT Corp. (AE)                                      44,000              757
New Jersey Resources Corp.                           3,900              123
Northeast Utilities                                 24,800              373
Northwestern Corp.                                  21,800              185
Oneok, Inc.                                         77,300            1,464
Pinnacle West Capital Corp.                         65,100            1,855
Questar Corp.                                        4,700              121
Quintiles Transnational Corp. (AE)                  20,100              216
South Jersey Industries, Inc.                        1,800               57
Southwest Gas Corp.                                 15,300              344
Telephone & Data Systems, Inc.                      12,200              621
UGI Corp.                                           15,400              597
UIL Holdings Corp.                                   2,600               79
US Cellular Corp. (AE)                              34,400              949
Westar Energy, Inc.                                 18,000              195
Western Gas Resources, Inc.                          3,800              126
Wisconsin Energy Corp.                              28,900              664
WPS Resources Corp.                                 14,200              549
                                                                   --------
                                                                     16,324
                                                                   --------

Total Common Stocks
(cost $617,250)                                                     604,736
                                                                   --------

                                                   Principal        Market
                                                     Amount          Value
                                                     (000)           (000)
                                                       $               $
---------------------------------------------------------------------------
Short-Term Investments - 6.2%
Frank Russell Investment Company
   Money Market Fund (C)                            35,096           35,096
United States Treasury Bill (c)(y)(s)
     1.640% due 12/19/02                             4,400            4,391
                                                                   --------

Total Short-Term Investments
(cost $39,487)                                                       39,487
                                                                   --------

Total Investments - 101.0%
(identified cost $656,737)                                          644,223

Other Assets and Liabilities,
Net - (1.0%)                                                        (6,626)
                                                                   --------

Net Assets - 100.0%                                                 637,597
                                                                   ========



                                                                    Unrealized
                                                   Notional        Appreciation
                                                    Amount        (Depreciation)
Futures Contracts                                   (000)             (000)
(Number of Contracts)                                 $                 $
-------------------------------------------------------------------------------
Long Positions
Russell 2000 Index
   expiration date 12/02 (165)                      30,822             (513)

S&P 500 Index
   expiration date 12/02 (34)                        7,526              223
                                                                   --------

Total Unrealized Appreciation
   (Depreciation) on Open Futures
   Contracts Purchased                                                 (290)
                                                                   ========

See accompanying notes which are an integral part of the financial statements.

24 Equity II Fund

Equity III Fund

Portfolio Management Discussion--October 31, 2002 (Unaudited)

Objective: To achieve a high level of current income while maintaining the potential for capital appreciation.

Invests in: Primarily income-producing US equity securities.

Strategy:   The Fund uses a multi-manager strategy intended to achieve a high level of current income and the potential for capital appreciation with moderate risk. The Fund employed the investment management services of four managers with three separate approaches to value-oriented investment.

                                    [GRAPHIC]

Equity III Fund - Class I
----------------------------------------------------
Periods Ended          Growth of           Total
  10/31/02              $10,000           Return
----------------    ---------------   --------------
   1 Year             $     8,410        (15.90)%
   5 Years            $     8,712         (2.72)%(S)
   10 Years           $    22,101          8.25%(S)

   Equity III Fund - Class E++++
----------------------------------------------------
Periods Ended          Growth of           Total
  10/31/02              $10,000           Return
----------------    ---------------   --------------
   1 Year             $     8,389        (16.11)%
   5 Years            $     8,640         (2.88)%(S)
   10 Years           $    21,919          8.16%(S)

Russell 1000(R) Value Index
----------------------------------------------------
Periods Ended          Growth of           Total
  10/31/02              $10,000           Return
----------------    ---------------   --------------
   1 Year             $     8,998        (10.02)%
   5 Years            $    11,197          2.29%(S)
   10 Years           $    29,015         11.24%(S)

Performance Review

For the year ended October 31, 2002, the Equity III Fund Class I and Class E shares lost 15.90% and 16.11%, respectively, underperforming the Fund's benchmark, the Russell 1000(R) Value Index, which lost 10.02%.

Market and Portfolio Highlights

Broad US equity markets experienced a short rally in November and December of 2001, but by the end of the first calendar quarter of 2002, and throughout most of the remaining fiscal year, a trend of market losses had returned. Corporate accounting and earnings remained under scrutiny as the economy gave mixed signals, such as healthy consumer spending and low interest rates, which contrasted with negative factors such as rising unemployment and a depressed manufacturing sector.

During the past twelve months, the market environment was difficult for active managers. However, managers who were defensively positioned through exposure to stocks of undervalued, anti-cyclical companies with histories of predictable earnings and

26 Equity III Fund

Equity III Fund

Portfolio Management Discussion--October 31, 2002 (Unaudited)

low debt levels generally outperformed those managers favoring companies with positive forward-looking earnings growth. The Fund's investment approach was not fully rewarded since it tended to favor companies with strong growth potential.

The Fund's emphasis on earnings variability, underweighting of defensive stocks, a fully invested position, and avoidance of an overweight position in midcap value stocks dampened returns during this period. Both sector allocation and stock selection were below-average, with stock selection the primary detractor of Fund performance. The Fund's managers underperformed in ten out of twelve sectors during the period.

Value stocks held firmer than growth issues for most of the fiscal period, but in the last four months, growth stocks staged a return. Barclays Global Investors de-emphasized earnings revisions in their stock selection model, and as a result, performed well in a market that rewarded valuation and earnings quality. However, they were the only positive influence on Fund performance relative to the benchmark. Iridian had disappointing below-average stock selection as it overweighted many companies (Tyco, EDS, Aon Corp., El Paso Corp., Tenet Healthcare, Cigna, Sears, etc.) whose management and accounting practices were questioned. Iridian lagged the benchmark by over 9% during the fiscal period. Westpeak also underperformed relative to the benchmark by over 5% due to unrewarded stock selection, and was terminated when the chief investment strategist announced an immediate retirement. Brandywine and DePrince replaced Westpeak in June and started slowly in a difficult current market environment, underperforming the benchmark by 5% and 3%, respectively, during this period.

   Top Ten Equity Holdings
   (as a percent of Total Investments)            October 31, 2002


   Citigroup, Inc.                                        3.2%
   Bank of America Corp.                                  2.3
   Exxon Mobil Corp.                                      2.1
   SBC Communications, Inc.                               1.8
   ChevronTexaco Corp.                                    1.7
   Verizon Communications, Inc.                           1.6
   St Paul Cos.                                           1.4
   Wells Fargo & Co.                                      1.4
   International Business Machines Corp.                  1.2
   Honeywell International, Inc.                          1.2


   Portfolio Characteristics

                                                  October 31, 2002

   Current P/E Ratio                                     16.7x
   Portfolio Price/Book Ratio                            1.96x
   Market Capitalization - $-Weighted Average           43.05 Bil
   Number of Holdings                                     440

   Money Managers                                    Style

   Barclays Global Fund Advisors                    Value
   Brandywine Asset Management, LLC                 Value
   DePrince, Race & Zollo, Inc.                     Value
   Iridian Asset Management, LLC                    Value

__________________________

 *     Equity III Fund Class I assumes initial investment on November 1, 1992.

 ** Russell 1000(R) Value Index includes stocks from the Russell 1000(R) Index with a less than average growth orientation. The Index represents the universe of stocks from which most price-driven managers typically select. The Russell 1000(R) Value Index return reflects adjustments for income dividends and capital gains distributions reinvested as of the ex-dividend dates.

 ## Prior to April 1, 1995, Fund performance results are reported gross of investment management fees. For the period following April 1, 1995, Fund performance results are reported net of investment management fees but gross of any investment services fees. Information concerning these fees can be obtained from the Fund's Advisor upon request.

 #### Equity III Fund Class I performance has been linked with Class E to provide historical perspective. From May 14, 1999 (commencement of sale) through the current period, Class E paid shareholder service fees. Total return would have been lower had these fees been in effect during prior reporting periods.

 (S)   Annualized.

Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results.

                                                              Equity III Fund 27

Equity III Fund

Statement of Net Assets--October 31, 2002

                                                                        Market
                                                       Number           Value
                                                         of             (000)
                                                       Shares             $
--------------------------------------------------------------------------------
Common Stocks - 98.4%
Auto and Transportation - 1.9%
American Axle & Manufacturing
   Holdings, Inc. (AE)                                       1,040            25
AMR Corp. (AE)                                                 190             1
ArvinMeritor, Inc.                                           1,291            20
Burlington Northern Santa Fe Corp.                          10,470           269
Cooper Tire & Rubber Co.                                     2,620            34
CSX Corp.                                                      140             4
Delphi Corp.                                                 3,660            25
FedEx Corp.                                                  1,830            97
Ford Motor Co.                                              21,007           178
General Motors Corp.                                           352            12
JetBlue Airways Corp. (AE)                                      50             2
Lear Corp. (AE)                                                300            11
Paccar, Inc.                                                   310            14
Skywest, Inc.                                                  640            10
Southwest Airlines Co.                                       1,770            26
TRW, Inc.                                                    2,800           149
Union Pacific Corp.                                          1,350            80
                                                                       ---------
                                                                             957
                                                                       ---------

Consumer Discretionary - 12.1%
AOL Time Warner, Inc. (AE)                                  14,860           219
Banta Corp.                                                    460            14
BearingPoint, Inc. (AE)                                      7,300            57
BJ's Wholesale Club, Inc. (AE)                               4,370            88
Black & Decker Corp.                                           250            12
Blyth, Inc.                                                  1,120            32
Career Education Corp. (AE)                                    350            14
Carnival Corp.                                               8,800           230
CEC Entertainment, Inc. (AE)                                   170             5
Cendant Corp. (AE)                                          26,500           305
Clear Channel Communications, Inc. (AE)                        310            11
Clorox Co.                                                   7,030           316
Colgate-Palmolive Co.                                           90             5
Darden Restaurants, Inc.                                     1,725            33
DoubleClick, Inc. (AE)                                       1,070             7
Dow Jones & Co., Inc.                                        3,800           133
Eastman Kodak Co.                                            2,000            66
EchoStar Communications Corp.
   Class A (AE)                                                420             9
Expedia, Inc. Class A (AE)                                      60             4
Family Dollar Stores                                           310            10
Federated Department Stores (AE)                             1,868            57
Fortune Brands, Inc.                                         1,140            57
Gannett Co., Inc.                                              420            32
Gemstar-TV Guide International, Inc. (AE)                      580             2
Gillette Co. (The)                                           2,150            64
GTECH Holdings Corp. (AE)                                      780            20
Harrah's Entertainment, Inc. (AE)                            1,150            48
Hearst-Argyle Television, Inc. (AE)                            170             4
Home Depot, Inc.                                            16,830           486
Interpublic Group Cos., Inc.                                11,600           139
JC Penney Co., Inc. Holding Co.                              6,900           131
Jones Apparel Group, Inc. (AE)                               1,780            62
Kimberly-Clark Corp.                                         8,480           437
Knight-Ridder, Inc.                                            920            55
Ltd Brands                                                  10,160           159
Mattel, Inc.                                                 2,600            48
May Department Stores Co. (The)                              8,930           209
McDonald's Corp.                                             3,490            63
Media General, Inc. Class A                                     90             5
Nordstrom, Inc.                                              3,300            66
Park Place Entertainment Corp. (AE)                            770             6
Petsmart, Inc. (AE)                                            590            11
Pittston Brink's Group                                         320             7
Pixar, Inc. (AE)                                               900            46
Procter & Gamble Co.                                         4,590           406
RadioShack Corp. (AE)                                        2,090            44
Saks, Inc. (AE)                                                390             4
Sears Roebuck and Co.                                        9,100           239
Service Corp. International (AE)                            14,800            47
ServiceMaster Co. (The)                                      4,510            46
Staples, Inc. (AE)                                             760            12
Starwood Hotels & Resorts Worldwide, Inc.                    1,170            27
Talbots, Inc.                                                  520            14
Tech Data Corp. (AE)                                           580            19
Ticketmaster Class B (AE)                                      260             6
TJX Cos., Inc.                                               3,900            80
USA Interactive (AE)                                         6,650           168
VF Corp.                                                     1,690            62
Viacom, Inc. Class B (AE)                                    5,746           256
Wallace Computer Services, Inc.                                660            12
Walt Disney Co.                                             17,530           293
Washington Post Class B                                         50            36
Waste Management, Inc.                                      17,500           403
Westwood One, Inc. (AE)                                        180             7
Williams-Sonoma, Inc. (AE)                                      80             2
Yum! Brands, Inc. (AE)                                       1,250            28
                                                                       ---------
                                                                           5,995
                                                                       ---------

Consumer Staples - 3.6%
Albertson's, Inc.                                              620            14
Anheuser-Busch Cos., Inc.                                    1,680            89
Campbell Soup Co.                                            2,700            57
Conagra Foods, Inc.                                         11,250           273
Dial Corp. (The)                                             1,160            25
Dole Food Co.                                                  230             7
General Mills, Inc.                                          2,600           107
Hershey Foods Corp.                                            160            10
HJ Heinz Co.                                                 4,800           154
Hormel Foods Corp.                                           1,820            44
Kraft Foods, Inc. Class A                                    3,500           138
Kroger Co. (AE)                                              3,420            51
Monsanto Co.                                                 8,901           147
Pepsi Bottling Group, Inc.                                     370            10
PepsiAmericas, Inc.                                          2,260            35

28 Equity III Fund

Equity III Fund

Statement of Net Assets, continued--October 31, 2002

                                                                        Market
                                                       Number           Value
                                                         of             (000)
                                                       Shares             $
--------------------------------------------------------------------------------
PepsiCo, Inc.                                                2,191            97
Philip Morris Cos., Inc.                                     6,290           256
RJ Reynolds Tobacco Holdings, Inc.                           1,370            56
Ruddick Corp.                                                  140             2
Safeway, Inc. (AE)                                             340             8
Sara Lee Corp.                                               4,800           110
Smithfield Foods, Inc. (AE)                                    260             4
Supervalu, Inc.                                              3,750            63
Tyson Foods, Inc. Class A                                      180             2
                                                                       ---------
                                                                           1,759
                                                                       ---------
Financial Services - 32.4%
ACE, Ltd.                                                      280             9
Aflac, Inc.                                                  5,240           160
AG Edwards, Inc.                                               680            22
Allmerica Financial Corp.                                    1,080             9
Allstate Corp. (The)                                         6,120           243
AMBAC Financial Group, Inc.                                     40             2
American Express Co.                                         2,280            83
American Financial Group, Inc.                                 520            12
American International Group                                 7,411           464
AmSouth Bancorp                                              2,450            48
Annaly Mortgage Management, Inc.                             2,320            41
AON Corp.                                                    1,350            25
Apartment Investment & Management Co.
   Class A (o)                                               1,160            41
Arden Realty, Inc. (o)                                          80             2
Associated Banc-Corp                                           221             7
Astoria Financial Corp.                                        160             4
Bank of America Corp.                                       17,010         1,188
Bank of New York Co., Inc. (The)                             5,680           148
Bank One Corp.                                               8,340           322
BB&T Corp.                                                   2,380            86
Berkshire Hathaway, Inc. Class B (AE)                          120           295
CarrAmerica Realty Corp. (o)                                 2,020            48
Charter One Financial, Inc.                                  1,658            50
Chubb Corp.                                                  4,850           274
Cigna Corp.                                                  1,320            48
Citigroup, Inc.                                             43,696         1,616
CNA Financial Corp. (AE)                                       520            14
Colonial BancGroup, Inc. (The)                                 270             3
Comerica, Inc.                                               3,750           164
Commerce Bancshares, Inc.                                       68             3
Compass Bancshares, Inc.                                       470            15
Crescent Real Estate Equities Co. (o)                          580             9
Deluxe Corp.                                                 2,070            96
Duke Realty Corp. (o)                                        3,070            75
Equifax, Inc.                                                   90             2
Equity Office Properties Trust (o)                           3,292            79
Equity Residential (o)                                         260             6
Fannie Mae                                                   2,880           193
Federated Investors, Inc. Class B                            1,480            40
Fidelity National Financial, Inc.                              859            26
First Data Corp.                                             6,800           238
FirstMerit Corp.                                                90             2
FleetBoston Financial Corp.                                 21,450           502
Franklin Resources, Inc.                                     6,500           214
Freddie Mac                                                  7,520           463
Fulton Financial Corp.                                         536            10
Golden State Bancorp, Inc.                                   3,780           139
Golden West Financial Corp.                                    580            40
Goldman Sachs Group, Inc.                                    4,430           317
Greenpoint Financial Corp.                                     840            37
H&R Block, Inc.                                                510            23
Hartford Financial Services Group, Inc.                      6,080           240
Hibernia Corp. Class A                                       1,190            23
Highwoods Properties, Inc. (o)                                 570            11
Household International, Inc.                               15,590           370
iStar Financial, Inc. (o)                                      670            19
Jefferson-Pilot Corp.                                        1,225            49
John Hancock Financial Services, Inc.                          750            22
JP Morgan Chase & Co.                                       18,350           381
Keycorp                                                      3,560            87
Lehman Brothers Holdings, Inc.                               5,410           288
Lincoln National Corp.                                       2,000            61
Loews Corp.                                                  1,710            74
Marsh & McLennan Cos., Inc.                                 12,000           561
MBIA, Inc.                                                     625            27
MBNA Corp.                                                  19,300           392
Mellon Financial Corp.                                      13,200           373
Merrill Lynch & Co., Inc.                                   13,480           512
Metlife, Inc.                                                1,160            28
Moody's Corp.                                                   46             2
Morgan Stanley                                              11,580           451
National City Corp.                                          2,800            76
National Commerce Financial Corp.                              420            10
Nationwide Financial Services                                  110             3
Old National Bancorp                                            95             2
Old Republic International Corp.                             1,750            52
Platinum Underwriters Holdings, Ltd. (AE)                    4,400           110
PMI Group, Inc. (The)                                          270             8
PNC Financial Services Group, Inc.                           6,720           273
Popular, Inc.                                                  240             8
Principal Financial Group                                      310             9
Protective Life Corp.                                          290             8
Providian Financial Corp.                                      580             3
Prudential Financial, Inc. (AE)                              1,510            44
Regions Financial Corp.                                        980            33
Ryder System, Inc.                                              80             2
Simon Property Group, Inc. (o)                               2,320            79
SLM Corp.                                                    4,000           411
SouthTrust Corp.                                             2,400            61
St Paul Cos.                                                22,340           733
State Street Corp.                                              70             3
Sungard Data Systems, Inc. (AE)                              1,060            24
SunTrust Banks, Inc.                                           620            38
TCF Financial Corp.                                            170             7
Torchmark Corp.                                                420            15

                                                              Equity III Fund 29

Equity III Fund

Statement of Net Assets, continued--October 31, 2002

                                                                  Market
                                                     Number       Value
                                                       of         (000)
                                                     Shares         $
--------------------------------------------------------------------------------
Travelers Property Casualty Corp.
   Class A (AE)                                        191          3
Travelers Property Casualty Corp.
   Class B (AE)                                      8,083        109
Trizec Properties, Inc. (o)                            470          5
Union Planters Corp.                                 1,165         33
UnumProvident Corp.                                  3,810         78
US Bancorp                                          15,744        332
Wachovia Corp.                                      14,280        497
Washington Federal, Inc.                                77          2
Washington Mutual, Inc.                              8,748        313
Wells Fargo & Co.                                   13,581        685
WR Berkley Corp.                                     1,300         48
XL Capital, Ltd. Class A                                40          3
Zions Bancorp                                           50          2
                                                             --------
                                                               16,050
                                                             --------

Health Care - 6.6%
Bausch & Lomb, Inc.                                  2,200         68
Baxter International, Inc.                           4,600        115
Becton Dickinson & Co.                               1,260         37
Boston Scientific Corp. (AE)                        13,869        522
Bristol-Myers Squibb Co.                             7,720        190
Chiron Corp. (AE)                                      270         11
CR Bard, Inc.                                          430         24
CuraGen Corp. (AE)                                     420          2
DaVita, Inc. (AE)                                      295          7
Forest Laboratories, Inc. (AE)                         130         13
Genentech, Inc. (AE)                                   210          7
Guidant Corp. (AE)                                  15,830        468
HCA, Inc.                                            4,700        204
ICOS Corp. (AE)                                        310          8
Laboratory Corp. of America Holdings (AE)              100          2
Medimmune, Inc. (AE)                                   380         10
Merck & Co., Inc.                                    4,160        226
Mid Atlantic Medical Services (AE)                     120          4
Mylan Laboratories                                     531         17
Novartis AG - ADR                                    4,800        182
Oxford Health Plans (AE)                             1,400         50
Pfizer, Inc.                                         9,330        296
Pharmacia Corp.                                        788         34
Renal Care Group, Inc. (AE)                             50          2
Schering-Plough Corp.                                9,850        210
Steris Corp. (AE)                                      680         18
Tenet Healthcare Corp. (AE)                          9,150        263
Varian Medical Systems, Inc. (AE)                       40          2
Watson Pharmaceuticals, Inc. (AE)                    1,590         44
Wyeth                                                6,770        227
                                                             --------
                                                                3,263
                                                             --------

Integrated Oils - 6.2%
Amerada Hess Corp.                                   1,310         67
BP PLC - ADR                                         5,800        223
ChevronTexaco Corp.                                 12,746        862
ConocoPhillips                                      12,381        600
Exxon Mobil Corp.                                   31,220      1,051
Marathon Oil Corp.                                   5,790        121
Occidental Petroleum Corp.                           5,090        145
Unocal Corp.                                           160          4
                                                             --------
                                                                3,073
                                                             --------

Materials and Processing - 8.7%
Air Products & Chemicals, Inc.                       1,560         69
Alcoa, Inc.                                          5,760        127
Allegheny Technologies, Inc.                           260          2
Archer-Daniels-Midland Co.                           4,351         59
Ball Corp.                                           1,080         52
Biogen, Inc. (AE)                                   14,100        517
Boise Cascade Corp.                                  5,500        131
Bowater, Inc.                                        4,100        139
Cabot Corp.                                          3,600         85
Carpenter Technology                                   190          2
Catellus Development Corp. (AE)                      2,030         36
Dow Chemical Co. (The)                              14,320        372
Du Pont EI de Nemours & Co.                          7,770        321
Eastman Chemical Co.                                   120          4
Engelhard Corp.                                      4,460         99
Genzyme Corp.-Generall Division (AE)                 8,500        237
Georgia-Pacific Corp.                               11,420        139
Harsco Corp.                                            80          2
Imperial Chemical Industries PLC - ADR               8,600        133
International Paper Co.                             13,410        468
Kaydon Corp.                                           520         10
Lafarge North America, Inc.                          1,180         35
Lubrizol Corp.                                         780         23
Lyondell Chemical Co.                                2,700         34
MeadWestvaco Corp.                                   5,776        121
Newmont Mining Corp.                                   100          2
Pactiv Corp. (AE)                                    5,260        104
PPG Industries, Inc.                                   690         32
Praxair, Inc.                                        2,330        127
Precision Castparts Corp.                            2,180         42
Rayonier, Inc.                                         150          6
Rohm & Haas Co.                                      4,750        158
Schulman (A.), Inc.                                  1,365         24
Sherwin-Williams Co. (The)                           3,610         99
Sigma-Aldrich Corp.                                    160          7
Smurfit-Stone Container Corp. (AE)                     680          9
Sonoco Products Co.                                  1,200         28
United States Steel Corp.                            2,050         26
Vulcan Materials Co.                                   690         23
Weyerhaeuser Co.                                     8,060        365
York International Corp.                             1,427         34
                                                             --------
                                                                4,303
                                                             --------

Miscellaneous - 0.7%
Carlisle Cos., Inc.                                    740         28
Crane Co.                                              450          8

30 Equity III Fund

Equity III Fund

Statement of Net Assets, continued--October 31, 2002

                                                                        Market
                                                       Number           Value
                                                         of             (000)
                                                       Shares             $
--------------------------------------------------------------------------------
Eaton Corp.                                                    870            59
General Electric Co.                                           530            13
ITT Industries, Inc.                                         1,520            99
Lancaster Colony Corp.                                         110             5
St. Joe Co. (The)                                            2,037            59
Textron, Inc.                                                1,370            56
                                                                       ---------
                                                                             327
                                                                       ---------

Other Energy - 2.2%
Anadarko Petroleum Corp.                                     6,380           284
Apache Corp.                                                   544            29
Aquila, Inc.                                                   860             3
Baker Hughes, Inc.                                             220             6
Calpine Corp. (AE)                                           8,000            16
EL Paso Corp.                                               15,633           121
Halliburton Co.                                              1,040            17
Kerr-McGee Corp.                                             3,881           169
McDermott International, Inc. (AE)                             400             1
Noble Corp. (AE)                                               140             5
Pioneer Natural Resources Co. (AE)                             400            10
PNM Resources, Inc.                                            810            18
Schlumberger, Ltd.                                           6,180           248
Sunoco, Inc.                                                   410            12
Tidewater, Inc.                                              3,940           111
Transocean, Inc.                                               100             2
Williams Cos., Inc.                                         25,480            48
XTO Energy, Inc.                                               450            11
                                                                       ---------
                                                                           1,111
                                                                       ---------

Producer Durables - 8.7%
3M Co.                                                       1,250           159
Allied Waste Industries, Inc. (AE)                           1,780            15
American Power Conversion (AE)                               1,176            15
Ametek, Inc.                                                    60             2
Andrew Corp. (AE)                                            2,104            18
Boeing Co. (The)                                             5,120           152
Caterpillar, Inc.                                              580            24
Clayton Homes, Inc.                                         11,800           134
Cooper Industries, Ltd. Class A                              4,280           135
Cummins, Inc.                                                3,300            79
Deere & Co.                                                  6,920           321
Emerson Electric Co.                                         3,720           179
General Dynamics Corp.                                       3,900           309
Goodrich Corp.                                               3,390            51
Honeywell International, Inc.                               25,550           612
Hubbell, Inc. Class B                                          680            23
Ingersoll-Rand Co. Class A                                   3,600           140
Lockheed Martin Corp.                                          820            47
Molex, Inc. Class A                                            200             5
Motorola, Inc.                                              17,900           164
Northrop Grumman Corp.                                       4,000           413
Pall Corp.                                                   9,900           172
Pentair, Inc.                                                   40             1
PerkinElmer, Inc.                                           11,100            77
Pitney Bowes, Inc.                                             550            18
Raytheon Co.                                                10,480           309
Rockwell Collins, Inc.                                       8,110           183
Stewart & Stevenson Services                                   240             3
Tektronix, Inc. (AE)                                           120             2
Tyco International, Ltd.                                    21,320           308
United Technologies Corp.                                    2,350           145
WW Grainger, Inc.                                            1,830            89
                                                                       ---------
                                                                           4,304
                                                                       ---------

Technology - 5.1%
3Com Corp. (AE)                                              7,200            30
Acxiom Corp. (AE)                                              550             7
Adtran, Inc. (AE)                                            1,350            34
Agere Systems, Inc. Class A (AE)                            37,500            33
Agilent Technologies, Inc. (AE)                              3,700            51
Altera Corp. (AE)                                              420             5
Avnet, Inc.                                                  2,920            27
Avocent Corp. (AE)                                             420             8
BMC Software, Inc. (AE)                                      4,900            78
Cisco Systems, Inc. (AE)                                     4,800            54
CommScope, Inc. (AE)                                         1,000             8
Computer Associates International, Inc.                      9,220           137
Computer Sciences Corp. (AE)                                 9,920           320
Compuware Corp. (AE)                                         2,640            13
Diebold, Inc.                                                3,000           107
Electronics for Imaging (AE)                                 4,400            80
EMC Corp. (AE)                                               8,750            45
Harris Corp.                                                 2,010            53
Hewlett-Packard Co.                                         19,042           301
Hughes Electronics Corp. Class H (AE)                        6,654            66
Ingram Micro, Inc. Class A (AE)                              3,190            46
Intel Corp.                                                  1,500            26
International Business Machines Corp.                        7,890           623
Intuit, Inc. (AE)                                              350            18
Jabil Circuit, Inc. (AE)                                     2,340            36
JD Edwards & Co. (AE)                                          350             4
Koninklijke Philips Electronics NV                           7,500           133
Maxim Integrated Products                                      160             5
Oracle Corp. (AE)                                            1,520            15
PanAmSat Corp. (AE)                                            750            15
Peoplesoft, Inc. (AE)                                          500             9
Plexus Corp. (AE)                                              320             3
Scientific-Atlanta, Inc.                                     1,710            21
Solectron Corp. (AE)                                         6,420            14
Storage Technology Corp. (AE)                                1,920            34
Sun MicroSystems, Inc. (AE)                                  1,300             4
Symbol Technologies, Inc.                                      320             3
Texas Instruments, Inc.                                      2,060            33
TIBCO Software, Inc. (AE)                                    6,500            32
Vishay Intertechnology, Inc. (AE)                              280             3
Xilinx, Inc. (AE)                                              230             4
                                                                       ---------
                                                                           2,538
                                                                       ---------

                                                              Equity III Fund 31

Equity III Fund

Statement of Net Assets, continued--October 31, 2002

                                                                     Market
                                                     Number          Value
                                                       of            (000)
                                                     Shares            $
-------------------------------------------------------------------------------
Utilities - 10.2%
Allegheny Energy, Inc.                               8,010             46
Alliant Energy Corp.                                 1,580             25
Alltel Corp.                                         6,150            306
Ameren Corp.                                            80              3
American Electric Power Co., Inc.                    5,510            141
AT&T Corp.                                          37,281            486
AT&T Wireless Services, Inc. (AE)                    4,103             28
BellSouth Corp.                                     15,000            392
Centerpoint Energy, Inc.                             2,230             16
Cinergy Corp.                                          170              5
Comcast Corp. Class A (AE)                           3,850             89
Consolidated Edison, Inc.                              150              6
COX Communications, Inc. Class A (AE)                1,860             51
Dominion Resources, Inc.                             3,801            182
DTE Energy Co.                                         676             30
Duke Energy Corp.                                    3,030             62
Edison International (AE)                           14,790            149
Energy East Corp.                                    1,500             32
Entergy Corp.                                        1,270             56
Exelon Corp.                                         1,910             96
FirstEnergy Corp.                                    3,070            100
FPL Group, Inc.                                      1,490             88
KeySpan Corp.                                        1,110             41
Liberty Media Corp. Class A (AE)                    28,190            233
Mirant Corp. (AE)                                    2,828              6
Nicor, Inc.                                            150              5
NiSource, Inc.                                         590             10
NSTAR                                                  950             40
Pepco Holdings, Inc.                                 2,680             55
PG&E Corp. (AE)                                     12,860            140
Pinnacle West Capital Corp.                          2,850             81
PPL Corp.                                              330             11
Progress Energy, Inc.                                  270             11
Public Service Enterprise Group, Inc.                1,920             55
Quintiles Transnational Corp. (AE)                     240              3
Qwest Communications International                     986              3
Reliant Resources, Inc. (AE)                         1,340              3
SBC Communications, Inc.                            35,420            909
Sempra Energy                                        2,820             62
Southern Co. (The)                                   1,010             30
Sprint Corp.-FON Group                               7,440             92
TXU Corp.                                            2,060             30
US Cellular Corp. (AE)                                  60              2
Verizon Communications, Inc.                        21,818            824
Westar Energy, Inc.                                    860              9
Xcel Energy, Inc.                                    1,900             20
                                                                 --------
                                                                    5,064
                                                                 --------

Total Common Stocks
(cost $53,646)                                                     48,744
                                                                 --------

                                                  Principal         Market
                                                    Amount          Value
                                                     (000)          (000)
                                                       $              $
-------------------------------------------------------------------------------
Short-Term Investments - 3.9%
Frank Russell Investment Company
   Money Market Fund (C)                             1,649          1,649
United States Treasury Bill (c)(y)(s)
     1.640% due 12/19/02                               300            299
                                                                 --------
Total Short-Term Investments
(cost $1,948)                                                       1,948
                                                                 --------
Total Investments - 102.3%
(identified cost $55,594)                                          50,692

Other Assets and Liabilities,
Net - (2.3%)                                                       (1,149)
                                                                 --------
Net Assets - 100.0%                                                49,543
                                                                 ========


                                                                   Unrealized
                                                  Notional        Appreciation
                                                   Amount        (Depreciation)
Futures Contracts                                   (000)            (000)
(Number of Contracts                                  $                $
-------------------------------------------------------------------------------
Long Positions
S&P Barra Value Index
   expiration date 12/02 (17)                        1,798             45

S&P 500 Index
   expiration date 12/02 (1)                           221             14
                                                                 --------

Total Unrealized Appreciation
   (Depreciation) on Open Futures
   Contracts Purchased                                                 59
                                                                 ========

See accompanying notes which are an integral part of the financial statements.

32 Equity III Fund

Equity Q Fund

Portfolio Management Discussion--October 31, 2002 (Unaudited)

Objective: To provide total return greater than the total return of the US stock market (as measured by the Russell 1000(R) Index over a market cycle of four to six years) while maintaining volatility and diversification similar to the Index.

Invests in: Primarily US equity securities.

Strategy: The Fund uses a multi-manager strategy intended to achieve higher returns through security selection with sector diversification similar to the Russell 1000(R) Index. The Fund employed the investment management services of four managers using four distinctive quantitative approaches to investment.

                                    [GRAPHIC]

Equity Q Fund - Class I
--------------------------------------------------
  Periods Ended      Growth of        Total
     10/31/02         $10,000         Return
-----------------  -----------  ------------------
1 Year              $  8,450         (15.50)%
5 Years             $ 10,548           1.07%(S)
10 Years            $ 27,559          10.66%(S)


Equity Q Fund - Class E ##
--------------------------------------------------
  Periods Ended      Growth of        Total
     10/31/02         $10,000         Return
-----------------  -----------  ------------------
1 Year              $  8,430         (15.70)%
5 Years             $ 10,467           0.92%(S)
10 Years            $ 27,348          10.58%(S)


Equity Q Fund - Class Y ###
--------------------------------------------------
  Periods Ended      Growth of        Total
     10/31/02         $10,000         Return
-----------------  -----------  ------------------
1 Year              $  8,459         (15.41)%
5 Years             $ 10,571           1.12%(S)
10 Years            $ 27,620          10.69%(S)


Russell 1000(R) Index
--------------------------------------------------
  Periods Ended      Growth of        Total
     10/31/02         $10,000         Return
-----------------  -----------  ------------------
1 Year              $  8,540         (14.60)%
5 Years             $ 10,356           0.70%(S)
10 Years            $ 25,445           9.79%(S)


Performance Review

For the year ended October 31, 2002, the Equity Q Fund Class I, Class E, and Class Y shares lost 15.50%, 15.70%, and 15.41% respectively, underperforming the Russell 1000(R) Index, which declined 14.60%.

Market and Portfolio Highlights

Broad US equity markets experienced a short rally in November and December of 2001, but by the end of the first quarter of 2002, and throughout the rest of the Fund's fiscal year, negativity in the markets had returned. Corporate accounting and earnings remained under scrutiny as the US economy gave mixed signals, such as healthy consumer spending and low interest rates, which

34 Equity Q Fund

Equity Q Fund

Portfolio Management Discussion--October 31, 2002 (Unaudited)

contrasted with negative factors such as rising unemployment and a depressed manufacturing sector.

During the past twelve months, the market environment was difficult for active managers. However, managers who were defensively positioned through exposure to stocks of undervalued, anti-cyclical companies with histories of predictable earnings and low debt levels generally outperformed those managers favoring companies with positive forward-looking earnings growth. The Fund's investment approach was not fully rewarded since it tended to favor companies with strong growth potential.

Fund performance was negatively impacted by its exposure to companies whose management and accounting practices were questioned. Tyco International Ltd. and WorldCom, both troubled companies, detracted from the Fund's results. During the period the Fund's managers avoided, or had only minimal exposure to, most of the other ailing companies such as SBC Communications Inc., McDonald's Corp., and Verizon Communications Inc. While the pharmaceutical sector as a whole had negative returns, the Fund's overweight was a positive contributor due to stock selection. The Fund also benefited from its managers' overweight holdings in companies that the market favored in the latter half of 2002, such as Procter & Gamble, which rose in July on news of an accelerated corporate buy-back program, and Bank of America, which announced efficiency streamlining measures.

Jacobs Levy steadied returns with rewarded stock selection, while J.P. Morgan suffered from the effects of sustained exposure to Tyco and companies with above-average debt levels. The Fund's other two managers, Barclays and Franklin, were generally benchmark-neutral with respect to fiscal year results.

Throughout most of the fiscal year, the Fund maintained a modest overweight to the consumer staples and producer durables sectors. This boosted returns as investors sought safety in the more defensive arena of well-known product names, while the boom in real estate favored companies tied to housing. One sector that hindered Fund performance was its underweight in autos and transportation, an area that benefited greatly from the lower interest rate environment. This made new car buying very attractive and boosted returns for the various auto manufacturers and supporting industries.

Top Ten Equity Holdings
(as a percent of Total Investments)          October 31, 2002

General Electric Co.                                 3.1%
Citigroup, Inc.                                      2.9
Pfizer, Inc.                                         2.8
Microsoft Corp.                                      2.7
Procter & Gamble Co.                                 2.5
Johnson & Johnson                                    2.3
Exxon Mobil Corp.                                    2.2
Bank of America Corp.                                1.9
International Business Machines Corp.                1.8
American International Group                         1.8

Portfolio Characteristics

                                             October 31, 2002

Current P/E Ratio                                   18.0x
Portfolio Price/Book Ratio                          2.57x
Market Capitalization - $-Weighted Average     74.53 Bil
Number of Holdings                                   484

Money Managers                                     Style

Barclays Global Fund Advisors                  Market-Oriented
Franklin Portfolio Associates, LLC             Market-Oriented
J.P. Morgan Investment Management, Inc.        Market-Oriented
Jacobs Levy Equity Management, Inc.            Market-Oriented

--------------------
*    Equity Q Fund Class I assumes initial investment on November 1, 1992.

** Russell 1000(R) Index includes the 1,000 largest companies in the Russell 3000(R) Index. The Russell 1000(R) Index represents the universe of stocks from which most active money managers typically select. The Russell 1000(R) Index return reflects adjustments for income dividends and capital gains distributions reinvested as of the ex-dividend dates.

# Prior to April 1, 1995, Fund performance results are reported gross of investment management fees. For the period following April 1, 1995, Fund performance results are reported net of investment management fees but gross of any investment services fees. Information concerning these fees can be obtained from the Fund's Advisor upon request.

## Equity Q Fund Class I performance has been linked with Class E to provide historical perspective. From May 14, 1999 (commencement of sale) through the current period, Class E paid shareholder service fees. Total return would have been lower had these fees been in effect during prior reporting periods.

### Equity Q Fund Class I performance has been linked with Class Y to provide historical perspective.

(S)  Annualized.

Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results.

                                                                Equity Q Fund 35

`

Equity Q Fund

Statement of Net Assets--October 31, 2002

                                                                        Market
                                                          Number        Value
                                                            of          (000)
                                                          Shares          $
--------------------------------------------------------------------------------
Common Stocks - 97.6%
Auto and Transportation - 2.2%
American Axle & Manufacturing
   Holdings, Inc. (AE)                                      19,113           453
ArvinMeritor, Inc.                                          36,494           553
Burlington Northern Santa Fe Corp.                         104,740         2,695
Cooper Tire & Rubber Co.                                    44,301           576
CSX Corp.                                                   16,000           442
Dana Corp.                                                  21,300           213
Delphi Corp.                                               139,300           970
FedEx Corp.                                                135,990         7,233
Ford Motor Co.                                             282,062         2,386
General Motors Corp.                                       122,900         4,086
Goodyear Tire & Rubber Co. (The)                           195,400         1,387
Harley-Davidson, Inc.                                        8,700           455
JB Hunt Transport Services, Inc. (AE)                       17,700           490
JetBlue Airways Corp. (AE)                                   9,700           392
Lear Corp. (AE)                                             15,900           581
Norfolk Southern Corp.                                      16,100           325
Paccar, Inc.                                                11,700           516
TRW, Inc.                                                    5,350           285
Union Pacific Corp.                                         62,200         3,673
United Parcel Service, Inc. Class B                         46,700         2,802
Visteon Corp.                                               70,200           463
                                                                       ---------
                                                                          30,976
                                                                       ---------

Consumer Discretionary - 17.2%
Abercrombie & Fitch Co. Class A (AE)                        69,100         1,231
Amazon.com, Inc. (AE)                                       29,200           565
AOL Time Warner, Inc. (AE)                                 310,251         4,576
Autonation, Inc. (AE)                                      223,300         2,369
Banta Corp.                                                 11,180           344
BearingPoint, Inc. (AE)                                     15,300           119
Bed Bath & Beyond, Inc. (AE)                                 1,800            64
Black & Decker Corp.                                         4,000           187
Blyth, Inc.                                                 22,553           636
Brunswick Corp.                                             16,900           348
Callaway Golf Co.                                           49,200           602
Career Education Corp. (AE)                                 21,770           873
Carnival Corp.                                              71,500         1,868
CBRL Group, Inc.                                            18,400           431
Cendant Corp. (AE)                                          88,000         1,012
Charming Shoppes (AE)                                       24,300           112
Chico's FAS, Inc. (AE)                                      27,298           527
Cintas Corp.                                                 6,200           293
Claire's Stores, Inc.                                       20,400           526
Clear Channel Communications, Inc. (AE)                     48,700         1,804
Clorox Co.                                                 124,834         5,609
Coach, Inc. (AE)                                            49,300         1,467
Corinthian Colleges, Inc. (AE)                              11,600           450
Darden Restaurants, Inc.                                   121,500         2,306
Dillard's, Inc. Class A                                     54,800           904
Eastman Kodak Co.                                           12,500           412
eBay, Inc. (AE)                                             25,700         1,626
Electronic Arts, Inc. (AE)                                  57,300         3,731
Expedia, Inc. Class A (AE)                                  14,930         1,010
Family Dollar Stores                                        75,608         2,328
Federated Department Stores (AE)                           189,790         5,827
Fortune Brands, Inc.                                       119,500         5,982
Fox Entertainment Group, Inc. Class A (AE)                   8,900           217
Gannett Co., Inc.                                           26,800         2,035
Gap, Inc. (The)                                              2,700            32
Gillette Co. (The)                                         201,200         6,012
GTECH Holdings Corp. (AE)                                   19,380           504
Harrah's Entertainment, Inc. (AE)                           36,060         1,515
Hasbro, Inc.                                                45,900           469
Hollywood Entertainment Corp. (AE)                          22,100           434
Home Depot, Inc.                                           689,901        19,924
JC Penney Co., Inc. Holding Co.                             11,200           213
Jones Apparel Group, Inc. (AE)                             183,675         6,363
Kimberly-Clark Corp.                                        45,500         2,343
Knight-Ridder, Inc.                                          2,350           141
Kohl's Corp. (AE)                                          131,000         7,657
Landry's Restaurants, Inc.                                  10,000           228
Lowe's Cos., Inc.                                          152,200         6,351
Ltd Brands                                                 426,970         6,691
Manpower, Inc.                                              31,300         1,067
Marriott International, Inc. Class A                        25,900           801
Mattel, Inc.                                               275,700         5,062
May Department Stores Co. (The)                            184,550         4,309
McDonald's Corp.                                            82,700         1,498
McGraw-Hill Cos., Inc. (The)                                 3,000           194
MGM Mirage (AE)                                             18,200           566
MPS Group, Inc. (AE)                                         7,000            38
Newell Rubbermaid, Inc.                                     14,800           480
Nike, Inc. Class B                                          12,000           566
Nordstrom, Inc.                                             12,500           249
Pacific Sunwear Of California (AE)                          30,600           715
Park Place Entertainment Corp. (AE)                        137,500           997
PEP Boys-Manny Moe & Jack                                   10,100           117
Petsmart, Inc. (AE)                                         44,810           856
PF Chang's China Bistro, Inc. (AE)                          24,900           859
Pier 1 Imports, Inc.                                        31,900           601
Pittston Brink's Group                                       2,140            45
Procter & Gamble Co.                                       398,376        35,235
RadioShack Corp. (AE)                                      176,584         3,691
Rent-A-Center, Inc. (AE)                                     7,900           350
Sears Roebuck and Co.                                       46,400         1,218
ServiceMaster Co. (The)                                     71,692           735
ShopKo Stores, Inc. (AE)                                    10,200           129
Sonic Corp. (AE)                                            15,900           370
Staples, Inc. (AE)                                         157,338         2,439
Starwood Hotels & Resorts Worldwide, Inc.                   23,700           552
Take-Two Interactive Software (AE)                          20,500           528
Talbots, Inc.                                               13,950           387
Target Corp.                                                74,500         2,244
Tech Data Corp. (AE)                                         9,810           313
Ticketmaster Class B (AE)                                   24,030           567
TJX Cos., Inc.                                             114,600         2,352

36 Equity Q Fund

Equity Q Fund

Statement of Net Assets, continued--October 31, 2002

                                                                        Market
                                                       Number           Value
                                                         of             (000)
                                                       Shares             $
--------------------------------------------------------------------------------
Toys R US, Inc. (AE)                                        54,300           542
Tribune Co.                                                 48,400         2,326
USA Interactive (AE)                                        22,800           577
VF Corp.                                                    19,029           701
Viacom, Inc. Class B (AE)                                  393,587        17,558
Wal-Mart Stores, Inc.                                      380,253        20,363
Wallace Computer Services, Inc.                              5,030            92
Walt Disney Co.                                            317,863         5,308
Washington Post Class B                                        249           181
Waste Connections, Inc. (AE)                                12,500           466
Waste Management, Inc.                                      94,800         2,182
Wendy's International, Inc.                                 16,400           520
Westwood One, Inc. (AE)                                     11,300           410
Yahoo, Inc. (AE)                                           225,400         3,363
Yum! Brands, Inc. (AE)                                     101,400         2,285
                                                                       ---------
                                                                         238,272
                                                                       ---------

Consumer Staples - 5.8%
Albertson's, Inc.                                          194,800         4,346
Anheuser-Busch Cos., Inc.                                   95,400         5,033
Coca-Cola Co. (The)                                        192,500         8,947
Coca-Cola Enterprises, Inc.                                 29,100           694
Conagra Foods, Inc.                                        434,600        10,539
Coors (Adolph) Class B                                      28,000         1,917
CVS Corp.                                                   77,900         2,160
General Mills, Inc.                                         60,500         2,500
Hershey Foods Corp.                                         16,786         1,092
HJ Heinz Co.                                                52,800         1,698
Hormel Foods Corp.                                          10,440           253
Interstate Bakeries                                         13,120           327
Kellogg Co.                                                 18,400           586
Kraft Foods, Inc. Class A                                   47,900         1,892
Kroger Co. (AE)                                             41,970           623
Monsanto Co.                                                87,100         1,440
Pepsi Bottling Group, Inc.                                  22,620           610
PepsiAmericas, Inc.                                          9,691           149
PepsiCo, Inc.                                              260,128        11,472
Philip Morris Cos., Inc.                                   322,339        13,135
RJ Reynolds Tobacco Holdings, Inc.                          66,730         2,706
Ruddick Corp.                                                3,680            55
Sara Lee Corp.                                             195,300         4,459
Supervalu, Inc.                                            150,270         2,525
Systemco Corp.                                              30,700           973
Tyson Foods, Inc. Class A                                  106,100         1,175
Winn-Dixie Stores, Inc.                                     24,800           372
                                                                       ---------
                                                                          81,678
                                                                       ---------

Financial Services - 22.7%
ACE, Ltd.                                                   15,230           468
Aetna, Inc.                                                 49,600         1,999
Allstate Corp. (The)                                        93,000         3,700
AMBAC Financial Group, Inc.                                 32,800         2,027
American Express Co.                                        14,700           535
American International Group                               398,585        24,931
AmSouth Bancorp                                             17,025           334
Annaly Mortgage Management, Inc.                            50,080           878
Apartment Investment & Management Co
   Class A (o)                                              25,440           894
Archstone-Smith Trust (o)                                    9,700           223
Arden Realty, Inc. (o)                                       3,400            73
AvalonBay Communities, Inc. (o)                             10,100           381
Bank of America Corp.                                      378,379        26,411
Bank One Corp.                                             108,000         4,166
BB&T Corp.                                                  66,740         2,419
Bear Stearns Cos., Inc. (The)                               10,500           641
Brown & Brown, Inc.                                         26,700           812
Capital One Financial Corp.                                 98,300         2,995
CarrAmerica Realty Corp. (o)                                 9,854           234
Charles Schwab Corp. (The)                                 180,883         1,661
Checkfree Corp. (AE)                                        21,000           342
Chelsea Property Group, Inc. (o)                            12,100           394
Cigna Corp.                                                 83,450         3,016
Cincinnati Financial Corp.                                   8,100           308
CIT Group, Inc.                                             26,100           465
Citigroup, Inc.                                          1,101,797        40,710
Comerica, Inc.                                               9,000           393
Commerce Bancorp, Inc.                                       7,500           344
Compass Bancshares, Inc.                                     8,200           265
Countrywide Credit Industries, Inc.                        155,200         7,808
Crescent Real Estate Equities Co. (o)                        1,900            28
Deluxe Corp.                                                59,800         2,764
DST Systems, Inc. (AE)                                      27,500           846
Duke Realty Corp. (o)                                        2,050            50
E*TRADE Group, Inc. (AE)                                   147,800           665
Equity Office Properties Trust (o)                          16,920           407
Everest Re Group, Ltd.                                       6,800           395
Fannie Mae                                                 253,820        16,970
Federated Investors, Inc. Class B                           29,090           780
Fidelity National Financial, Inc.                           26,449           799
Fifth Third Bancorp                                         27,500         1,746
First American Corp.                                        17,400           356
First Data Corp.                                           128,800         4,500
First Tennessee National Corp.                             116,900         4,335
FirstMerit Corp.                                             3,600            82
Fiserv, Inc. (AE)                                           37,700         1,178
FleetBoston Financial Corp.                                362,585         8,481
Franklin Resources, Inc.                                     4,300           142
Freddie Mac                                                201,814        12,428
General Growth Properties, Inc. (o)                          8,000           385
Goldman Sachs Group, Inc.                                   50,900         3,644
Greater Bay Bancorp                                        102,900         1,568
Greenpoint Financial Corp.                                  34,590         1,507
H&R Block, Inc.                                             44,470         1,974
Hartford Financial Services Group, Inc.                        100             4
Hibernia Corp. Class A                                       6,600           130
Highwoods Properties, Inc. (o)                               5,300           106
Hilb Rogal & Hamilton Co.                                   17,400           713
Hospitality Properties Trust (o)                             2,800            92

                                                                Equity Q Fund 37

Equity Q Fund

Statement of Net Assets, continued--October 31, 2002

                                                                        Market
                                                          Number        Value
                                                            of          (000)
                                                          Shares          $
--------------------------------------------------------------------------------
Household International, Inc.                               66,600         1,582
HRPT Properties Trust (o)                                   11,200            88
IndyMac Bancorp, Inc. (AE)                                   9,600           179
iStar Financial, Inc. (o)                                    5,600           159
John Hancock Financial Services, Inc.                       50,100         1,468
John Nuveen Co. (The) Class A                                6,400           173
JP Morgan Chase & Co.                                      407,270         8,451
Keycorp                                                     63,900         1,561
Landamerica Financial Group, Inc.                            6,300           224
Lehman Brothers Holdings, Inc.                              24,200         1,289
Lincoln National Corp.                                       3,890           119
Loews Corp.                                                 21,390           923
Marshall & Ilsley Corp.                                     30,600           862
MBIA, Inc.                                                  32,800         1,432
MBNA Corp.                                                 227,659         4,624
Merrill Lynch & Co., Inc.                                  120,960         4,590
Metlife, Inc.                                               38,300           915
Moody's Corp.                                               92,205         4,343
Morgan Stanley                                             373,776        14,547
National City Corp.                                         63,700         1,728
New York Community Bancorp, Inc.                            37,300         1,083
North Fork BanCorp., Inc.                                    3,400           131
Old Republic International Corp.                            51,340         1,530
PMI Group, Inc. (The)                                       18,490           551
PNC Financial Services Group, Inc.                          87,810         3,570
Progressive Corp. (The)                                     59,300         3,262
Protective Life Corp.                                       37,500         1,072
Rouse Co. (The) (o)                                          9,023           268
Simon Property Group, Inc. (o)                              15,670           535
SLM Corp.                                                   22,800         2,342
SouthTrust Corp.                                           169,720         4,348
Sovereign Bancorp, Inc.                                     90,300         1,271
St Paul Cos.                                                15,600           512
Sungard Data Systems, Inc. (AE)                            126,145         2,797
SunTrust Banks, Inc.                                         2,000           122
Synovus Financial Corp.                                     16,100           330
TCF Financial Corp.                                            900            38
Torchmark Corp.                                             28,000         1,002
Travelers Property Casualty Corp.
   Class A (AE)                                            242,072         3,212
Travelers Property Casualty Corp.
   Class B (AE)                                             76,973         1,041
Union Planters Corp.                                         1,385            39
UnumProvident Corp.                                         60,300         1,237
US Bancorp                                                 678,755        14,315
Wachovia Corp.                                             171,010         5,949
Washington Mutual, Inc.                                    265,263         9,486
Wells Fargo & Co.                                          128,570         6,489
WR Berkley Corp.                                            17,670           656
XL Capital, Ltd. Class A                                    12,951           986
                                                                       ---------
                                                                         314,333
                                                                       ---------

Health Care - 14.8%
Abbott Laboratories                                        138,780         5,811
Allergan, Inc.                                              43,800         2,385
AmerisourceBergen Corp.                                     14,087         1,002
Amgen, Inc. (AE)                                            54,100         2,519
Baxter International, Inc.                                  59,300         1,484
Becton Dickinson & Co.                                     217,086         6,406
Biomet, Inc.                                                12,900           380
Boston Scientific Corp. (AE)                                87,800         3,304
Bristol-Myers Squibb Co.                                    58,400         1,437
Cardinal Health, Inc.                                       72,858         5,043
Celgene Corp. (AE)                                          14,900           330
Cerner Corp. (AE)                                           22,100           787
Charles River Laboratories
   International, Inc. (AE)                                 11,900           437
Chiron Corp. (AE)                                           30,767         1,215
CR Bard, Inc.                                               54,210         3,032
DaVita, Inc. (AE)                                           24,960           598
Eli Lilly & Co.                                             85,300         4,734
Forest Laboratories, Inc. (AE)                              81,750         8,011
Genentech, Inc. (AE)                                        29,408         1,003
Gilead Sciences, Inc. (AE)                                  39,200         1,362
Guidant Corp. (AE)                                         180,925         5,350
HCA, Inc.                                                   34,200         1,487
Human Genome Sciences, Inc. (AE)                            33,000           322
Humana, Inc. (AE)                                           33,900           413
ICN Pharmaceuticals, Inc.                                   31,500           263
ICOS Corp. (AE)                                             49,462         1,222
Johnson & Johnson                                          542,658        31,881
King Pharmaceuticals, Inc. (AE)                             13,550           208
McKesson Corp.                                              69,475         2,071
Medimmune, Inc. (AE)                                       169,817         4,339
Medtronic, Inc.                                             33,200         1,487
Merck & Co., Inc.                                          282,171        15,305
Mid Atlantic Medical Services (AE)                          24,038           875
Mylan Laboratories                                          23,303           733
Oxford Health Plans (AE)                                    87,750         3,120
Pfizer, Inc.                                             1,223,374        38,866
Pharmaceutical Product
   Development, Inc. (AE)                                   13,660           374
Pharmacia Corp.                                            332,969        14,318
Renal Care Group, Inc. (AE)                                 12,790           405
Schering-Plough Corp.                                      128,100         2,735
Sepracor, Inc. (AE)                                         38,700           337
St. Jude Medical, Inc. (AE)                                 78,140         2,783
Stericycle, Inc. (AE)                                       10,000           333
Steris Corp. (AE)                                           41,730         1,107
Stryker Corp.                                                9,400           593
Tenet Healthcare Corp. (AE)                                155,100         4,459
Triad Hospitals, Inc. (AE)                                   9,200           336
UnitedHealth Group, Inc.                                    97,364         8,855
Varian Medical Systems, Inc. (AE)                           15,064           726
Vertex Pharmaceuticals, Inc. (AE)                           13,400           263
Watson Pharmaceuticals, Inc. (AE)                           27,567           758

38 Equity Q Fund

Equity Q Fund

Statement of Net Assets, continued--October 31, 2002

                                                                        Market
                                                          Number        Value
                                                            of          (000)
                                                          Shares          $
--------------------------------------------------------------------------------
WellPoint Health Networks (AE)                              46,300         3,482
Wyeth                                                      130,705         4,379
                                                                       ---------
                                                                         205,465
                                                                       ---------

Integrated Oils - 4.8%
Amerada Hess Corp.                                          81,600         4,186
ChevronTexaco Corp.                                         62,100         4,200
ConocoPhillips                                             168,246         8,160
Exxon Mobil Corp.                                          901,890        30,358
Marathon Oil Corp.                                         382,100         7,986
Occidental Petroleum Corp.                                 388,120        11,073
                                                                       ---------
                                                                          65,963
                                                                       ---------

Materials and Processing - 2.6%
Air Products & Chemicals, Inc.                              27,900         1,233
Alcoa, Inc.                                                109,600         2,418
Aptargroup, Inc.                                             5,300           148
Archer-Daniels-Midland Co.                                 167,417         2,280
Ashland, Inc.                                                7,100           186
Ball Corp.                                                  25,779         1,248
Bowater, Inc.                                                8,300           281
Catellus Development Corp. (AE)                             64,860         1,155
Dow Chemical Co. (The)                                       7,000           182
Du Pont EI de Nemours & Co.                                123,000         5,074
Eastman Chemical Co.                                        19,700           716
Ecolab, Inc.                                                38,400         1,853
Engelhard Corp.                                            104,376         2,312
Georgia-Pacific Corp.                                       70,070           855
Lafarge North America, Inc.                                  4,140           123
Lubrizol Corp.                                              10,000           290
Masco Corp.                                                 40,600           835
MeadWestvaco Corp.                                          30,400           637
Newmont Mining Corp.                                         5,100           126
Pactiv Corp. (AE)                                          102,970         2,043
PPG Industries, Inc.                                        42,600         2,003
Praxair, Inc.                                               31,900         1,739
Precision Castparts Corp.                                   58,589         1,137
Rohm & Haas Co.                                             27,100           902
Schulman (A.), Inc.                                         11,300           198
Sealed Air Corp. (AE)                                       45,100           691
Sherwin-Williams Co. (The)                                 160,500         4,390
United States Steel Corp.                                   29,700           382
Weyerhaeuser Co.                                               300            14
York International Corp.                                    15,684           369
                                                                       ---------
                                                                          35,820
                                                                       ---------

Miscellaneous - 3.5%
Carlisle Cos., Inc.                                          5,380           201
Eaton Corp.                                                 22,410         1,533
General Electric Co.                                     1,716,439        43,339
ITT Industries, Inc.                                        34,430         2,237
Johnson Controls, Inc.                                       7,100           554
SPX Corp. (AE)                                               9,800           412
St. Joe Co. (The)                                           15,242           445
                                                                       ---------
                                                                          48,721
                                                                       ---------

Other Energy - 0.7%
Anadarko Petroleum Corp.                                    20,500           913
Baker Hughes, Inc.                                          33,400           970
Cooper Cameron Corp. (AE)                                   26,100         1,217
Devon Energy Corp.                                          13,600           687
Dynegy, Inc. Class A                                        49,000            33
EL Paso Corp.                                              107,100           830
Halliburton Co.                                            117,260         1,897
Kerr-McGee Corp.                                             5,313           231
Noble Corp. (AE)                                            24,310           786
Patina Oil & Gas Corp.                                      11,624           339
PNM Resources, Inc.                                          2,220            49
Rowan Cos., Inc.                                            29,200           595
Tidewater, Inc.                                             14,760           416
Transocean, Inc.                                            11,500           253
Valero Energy Corp.                                          8,400           296
                                                                       ---------
                                                                           9,512
                                                                       ---------

Producer Durables - 3.8%
3M Co.                                                      36,650         4,652
American Tower Corp. Class A (AE)                           14,127            20
Andrew Corp. (AE)                                           40,651           350
Applied Materials, Inc. (AE)                               125,980         1,893
Boeing Co. (The)                                           123,400         3,671
Caterpillar, Inc.                                            1,800            74
Centex Corp.                                                21,000           955
Cooper Industries, Ltd. Class A                              4,500           142
Danaher Corp.                                                4,400           255
Deere & Co.                                                  1,900            88
DR Horton, Inc.                                            107,655         2,075
General Dynamics Corp.                                       3,000           237
Goodrich Corp.                                              68,453         1,034
Honeywell International, Inc.                               81,100         1,942
Hovnanian Enterprises, Inc. Class A (AE)                    26,100           987
IKON Office Solutions, Inc.                                 36,200           256
Ingersoll-Rand Co. Class A                                  36,800         1,435
KB Home                                                      7,210           340
KLA-Tencor Corp. (AE)                                       28,100         1,001
Lockheed Martin Corp.                                       30,200         1,749
Motorola, Inc.                                             676,600         6,204
Pitney Bowes, Inc.                                         126,656         4,249
Raytheon Co.                                                38,500         1,136
Rockwell Collins, Inc.                                       4,830           109
Steelcase, Inc. Class A                                      8,900            81
Teradyne, Inc. (AE)                                            500             6
Toll Brothers, Inc. (AE)                                    41,900           858
Tyco International, Ltd.                                   131,800         1,906
United Technologies Corp.                                  134,300         8,282
WW Grainger, Inc.                                          117,150         5,677
Xerox Corp. (AE)                                           141,300           938
                                                                       ---------
                                                                          52,602
                                                                       ---------

                                                                Equity Q Fund 39

Equity Q Fund

Statement of Net Assets, continued--October 31, 2002

                                                                     Market
                                                     Number          Value
                                                       of            (000)
                                                     Shares            $
---------------------------------------------------------------------------
Technology - 13.4%
Activision, Inc. (AE)                               104,350           2,139
Acxiom Corp. (AE)                                    96,590           1,217
Adtran, Inc. (AE)                                    17,435             443
Advanced Micro Devices, Inc. (AE)                    84,800             521
Affiliated Computer Services, Inc.
   Class A (AE)                                      48,700           2,243
Agere Systems, Inc. Class A (AE)                    324,647             282
Altera Corp. (AE)                                   103,700           1,215
Analog Devices, Inc. (AE)                            12,300             330
Applera Corp. - Applied BioSystems Group             61,100           1,236
Autodesk, Inc.                                        2,080              24
Automatic Data Processing                            69,500           2,956
Avnet, Inc.                                         146,157           1,359
BMC Software, Inc. (AE)                              56,340             898
Broadcom Corp. Class A (AE)                           4,200              50
Cisco Systems, Inc. (AE)                          1,122,756          12,552
CommScope, Inc. (AE)                                 36,320             285
Computer Associates International, Inc.             161,520           2,400
Computer Sciences Corp. (AE)                        110,410           3,565
Compuware Corp. (AE)                                156,540             759
Dell Computer Corp. (AE)                            385,000          11,015
Electronic Data Systems Corp.                        24,301             366
EMC Corp. (AE)                                      309,360           1,581
Harris Corp.                                         12,758             337
Hewlett-Packard Co.                                 587,824           9,288
Hughes Electronics Corp. Class H (AE)                84,000             827
Ingram Micro, Inc. Class A (AE)                     144,883           2,076
Intel Corp.                                       1,228,120          21,246
International Business Machines Corp.               316,225          24,963
Intersil Corp. Class A (AE)                          21,800             370
Intuit, Inc. (AE)                                    42,104           2,186
Jabil Circuit, Inc. (AE)                            142,019           2,191
JD Edwards & Co. (AE)                                 6,263              74
L-3 Communications Holdings, Inc. (AE)               32,100           1,509
Linear Technology Corp.                              49,900           1,379
LSI Logic Corp. (AE)                                 39,700             234
Lucent Technologies, Inc. (AE)                      394,100             485
Maxim Integrated Products                            34,500           1,098
Microchip Technology, Inc.                           91,600           2,235
Micron Technology, Inc. (AE)                         46,800             749
Microsoft Corp. (AE)                                690,614          36,926
NCR Corp. (AE)                                       60,600           1,348
Oracle Corp. (AE)                                   895,917           9,129
PanAmSat Corp. (AE)                                  81,600           1,591
Peoplesoft, Inc. (AE)                                56,152           1,016
QLogic Corp. (AE)                                    30,100           1,046
Rockwell Automation, Inc.                            80,100           1,326
Sandisk Corp. (AE)                                   13,200             261
Scientific-Atlanta, Inc.                             97,751           1,194
Solectron Corp. (AE)                                251,330             565
Storage Technology Corp. (AE)                       127,580           2,256
Sybase, Inc. (AE)                                    34,100             437
SYKES Enterprises, Inc. (AE)                         10,690              35
Symantec Corp. (AE)                                  28,600           1,144
Texas Instruments, Inc.                             292,192           4,634
UniSystem Corp. (AE)                                 34,000             297
Utstarcom, Inc. (AE)                                133,100           2,273
Xilinx, Inc. (AE)                                    73,000           1,386
Zoran Corp. (AE)                                     14,000             210
                                                                  ---------
                                                                    185,757
                                                                  ---------
Utilities - 6.1%
Alltel Corp.                                         77,300           3,843
American Electric Power Co., Inc.                    30,650             786
AT&T Corp.                                          602,343           7,855
AT&T Wireless Services, Inc. (AE)                   239,900           1,648
BellSouth Corp.                                      84,200           2,202
Centerpoint Energy, Inc.                            138,340             979
CenturyTel, Inc.                                     27,700             785
Comcast Corp. Class A (AE)                          122,200           2,812
Consolidated Edison, Inc.                            30,600           1,303
Constellation Energy Group, Inc.                     39,700           1,016
COX Communications, Inc. Class A (AE)                80,700           2,211
Dominion Resources, Inc.                              4,800             230
DTE Energy Co.                                       33,000           1,488
Duke Energy Corp.                                    73,700           1,510
Edison International (AE)                            76,400             768
Exelon Corp.                                         22,420           1,130
FirstEnergy Corp.                                   116,270           3,773
Liberty Media Corp. Class A (AE)                    242,300           2,004
Nextel Communications, Inc. Class A (AE)             19,700             222
Nicor, Inc.                                           1,740              54
NiSource, Inc.                                        8,400             139
Pepco Holdings, Inc.                                 36,700             760
PG&E Corp. (AE)                                     155,160           1,683
Pinnacle West Capital Corp.                          94,370           2,690
PPL Corp.                                             2,600              90
Progress Energy, Inc.                                24,800           1,035
Public Service Enterprise Group, Inc.                95,780           2,744
Puget Energy, Inc.                                   13,000             277
Reliant Resources, Inc. (AE)                         52,960             100
SBC Communications, Inc.                            464,636          11,923
Sempra Energy                                       101,940           2,257
Sprint Corp.-FON Group                              439,940           5,464
Sprint Corp.-PCS Group (AE)                         147,800             514
TXU Corp.                                            13,670             196
Verizon Communications, Inc.                        490,044          18,504
                                                                  ---------
                                                                     84,995
                                                                  ---------
Total Common Stocks
(cost $1,437,108)                                                 1,354,094
                                                                  ---------

40 Equity Q Fund

Equity Q Fund

Statement of Net Assets, continued--October 31, 2002

                                         Principal          Market
                                          Amount             Value
                                          (000)              (000)
                                            $                  $
--------------------------------------------------------------------------------
Short-Term Investments - 3.0%
Frank Russell Investment Company
    Money Market Fund (C)                34,687            34,687
United States Treasury Bill (c)(y)(s)
    1.550% due 12/19/02                   2,000             1,996
    1.640% due 12/19/02                   4,500             4,490
                                                        ---------

Total Short-Term Investments
(cost $41,173)                                             41,173

Total Investments - 100.6%
(identified cost $1,478,281)                            1,395,267

Other Assets and Liabilities,
Net - (0.6%)                                               (8,680)
                                                        ---------
Net Assets - 100.0%                                     1,386,587
                                                        =========



                                                          Unrealized
                                        Notional         Appreciation
                                         Amount         (Depreciation)
 Futures Contracts                        (000)              (000)
(Number of Contracts)                       $                   $
------------------------------------------------------------------------
Long Positions
Russell 1000 Index
    expiration date 12/02 (31)            7,259                24

S&P Midcap 400 Index
    expiration date 12/02 (72)           15,295              (473)

S&P 500 Index
    expiration date 12/02 (81)           17,929              (255)
                                                        ---------

Total Unrealized Appreciation
    (Depreciation) on Open Futures
    Contracts Purchased                                      (704)
                                                        =========

  See accompanying notes which are an integral part of the financial statements.

                                                                Equity Q Fund 41

International Fund

Portfolio Management Discussion--October 31, 2002 (Unaudited)

--------------------------------------------------------------------------------

Objective: To provide favorable total return and additional diversification for US investors.

Invests in: Primarily the equity securities of non-US companies in developed foreign markets.

Strategy: The Fund uses a multi-manager strategy intended to achieve higher returns than its benchmark index with moderate risk by employing the investment management services of ten managers with separate and distinct investment approaches. The Fund's investments span most of the developed nations of the world (particularly Europe and the Far East) to maintain a high degree of diversification among countries and currencies.

                                    [GRAPHIC]

International Fund - Class I                                       MSCI EAFE Index
------------------------------------------------------------       ------------------------------------------------------------
 Periods Ended           Growth of                Total                Periods Ended        Growth of             Total
   10/31/02               $10,000                Return                  10/31/02            $10,000             Return
-----------------     ---------------       ----------------       ------------------    --------------       -----------------
  1 Year                 $   8,754              (12.46)%                  1 Year          $    8,707            (12.93)%
  5 Years                $   8,507               (3.18)%(S)               5 Years         $    8,659             (2.84)%(S)
 10 Years                $  15,094                4.20%(S)               10 Years         $   15,310              4.35%(S)

                                                                   Salomon Smith Barney Broad Market Index (BMI)
International Fund - Class E ##                                    ex-US +
------------------------------------------------------------       -----------------------------------------------------------
 Periods Ended           Growth of                Total                Periods Ended        Growth of             Total
   10/31/02               $10,000                Return                  10/31/02            $10,000             Return
-----------------     ---------------       ----------------       ------------------    --------------       ----------------
  1 Year                 $   8,732             (12.68)%                   1 Year          $    8,877            (11.23)%
  5 Years                $   8,443              (3.35)%                   5 Years         $    8,915             (2.27)%(S)
 10 Years                $  14,963               4.11%                   10 Years         $   16,097              4.88%(S)

International Fund - Class Y ###
------------------------------------------------------------
 Periods Ended           Growth of                Total
   10/31/02               $10,000                Return
-----------------     ---------------       ----------------
  1 Year                 $   8,758             (12.42)%
  5 Years                $   8,527              (3.14)%(S)
 10 Years                $  15,130               4.23%(S)

Performance Review

For the twelve months ended October 31, 2002 the International Fund Class I, Class E, and Class Y shares fell 12.46%, 12.68%, and 12.42% respectively, lagging the benchmark Salomon Smith Barney BMI ex-US Index (BMI ex-US) which lost 11.23%.

42 International Fund

International Fund

Portfolio Management Discussion--October 31, 2002 (Unaudited)

Market and Portfolio Highlights

Equity prices weakened during the fiscal year. Investors continued to focus their attention on the US, reflecting their expectations that a US economic recovery would be needed in order to stimulate global economies. News of accounting irregularities among several large US corporations had significant ramifications for global capital markets, as doubt was cast on the veracity of US accounting standards and on US corporations' reported earnings. Combined with continued disappointment in the face of economic recovery, a seemingly imminent US war with Iraq, and a lack of decisive action by either Japan or Europe to address their own ailing economies, investor sentiment was negatively impacted.

Value stocks clearly dominated growth issues during the fiscal year. Alliance/Bernstein, Boston Co., and Delaware fared best among the Fund's managers, with all three outperforming the benchmark. Fidelity, J.P. Morgan, and AQR were assisted by their more constant exposure to countries and sectors otherwise under-or overweighted by active managers. While this benefited the Fund, its exposure to companies with less visible earnings (cyclical companies in particular) resulted in the Fund trailing the benchmark. Driehaus, Marvin & Palmer and Mastholm lagged due to the lack of sustained trends in either corporate earnings or sector leadership, as well as stock-specific disappointments related to accounting irregularities. These included Irish drug company Elan, which dropped early in the year on news it had misstated revenues associated with drugs under development, and French media conglomerate Vivendi Universal.

While the Fund enjoyed generally effective security selection by the value managers, this was offset by several large sell offs in stocks held by the Fund's growth managers including Vivendi, Elan, and KPN. These losses contributed to a material portion of the Fund's underperformance in the period. Persistent weakness in growth sectors of the market also detracted from results, with economically sensitive sectors such as technology, hardest hit.

During second quarter 2002, mandates were modified, allowing some of the Fund's managers to invest in emerging markets. Though investment in emerging markets was limited to 5% of the Fund's net assets, this contributed positive performance as emerging markets provided some of the highest returns of any asset class over this time period.

AQR Capital Management, LLC was hired in June to replace a product being discontinued by JP Morgan. AQR's approach is quantitatively driven and introduced a marginally higher emphasis on country allocation, as well as the introduction of a tactical currency strategy to the Fund.

Top Ten Equity Holdings
(as a percent of Total Investments)           October 31, 2002

Canon, Inc.                                         1.7%
Total Fina Elf SA                                   1.5
GlaxoSmithKline PLC                                 1.4
Vodafone Group PLC                                  1.4
ENI-Ente Nazionale Idrocarburi SpA                  1.3
Novartis AG                                         1.3
Shell Transport & Trading Co. PLC                   0.9
Nissan Motor Co., Ltd.                              0.9
Telefonica SA                                       0.8
Unilever PLC                                        0.8

Portfolio Characteristics

                                              October 31, 2002

Current P/E Ratio                                        14.2x
Portfolio Price/Book Ratio                               1.60x
Market Capitalization - $-Weighted Average            25.0 Bil
Number of Holdings                                         822

Money Managers                                      Styles

Alliance Capital Management, LP - Bernstein
  Investment Research & Value Management Unit       Value
AQR Capital Management, LLC                         Value
Capital International, Inc.                         Growth
Delaware International Advisers, Ltd.               Value
Driehaus Capital Management, Inc.                   Growth
Fidelity Management & Research Co.                  Growth
Marvin & Palmer Associates, Inc.                    Growth
Mastholm Asset Management, LLC                      Growth
Oechsle International Advisors, LLC                 Growth
The Boston Company Asset Management, LLC            Value

_____________________
*      International Fund Class I assumes initial investment on November 1,
       1992.

**     Morgan Stanley Capital International Europe, Australia, Far East (MSCI
       EAFE) Index is an index composed of an arithmetic, market value-weighted average of the performance of approximately 1,600 securities listed on the stock exchange of the countries of Europe, Australia, and the Far East. The index is calculated on a total-return basis, which includes reinvestment of gross dividends before deduction of withholding taxes

# Prior to April 1, 1995, Fund performance results are reported gross of investment management fees. For the period following April 1, 1995, Fund performance results are reported net of investment management fees but gross of any investment services fees. Information concerning these fees can be obtained from the Fund's Advisor upon request.

## International Fund Class I performance has been linked with Class E to provide historical perspective. From May 14, 1999 (commencement of sale) through the current period, Class E paid shareholder service fees. Total return would have been lower had these fees been in effect during prior reporting periods.

### International Fund Class I performance has been linked with Class Y to provide historical perspective. From March 29, 2000 (commencement of sale) through the current period, Class Y administrative fees were reduced. Total return would have been higher had this level of fees been in effect during prior reporting periods.

+ Salomon Smith Barney BMI Index ex-US is a comprehensive float-weighted equity index consisting of every company with an investable market capitalization of over $100 million in 22 countries.

(S)    Annualized.

Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results.

Investments in securities of non-US issuers and foreign currencies involve investment risks different from those of US issuers. The Prospectus contains further information and details regarding these risks.

                                                           International Fund 43

International Fund

Statement of Net Assets--October 31, 2002

                                                                    Market
                                                    Number          Value
                                                      of            (000)
                                                    Shares            $
--------------------------------------------------------------------------------
Common Stocks - 90.9%
Australia - 4.3%
Amcor, Ltd.                                         816,345         3,683
AMP, Ltd.                                            42,790           302
Australia & New Zealand Banking
   Group, Ltd. (AE)                                 336,320         3,515
Australian Stock Exchange, Ltd.                       5,330            34
BHP Billiton, Ltd. (AE)                           1,047,548         5,634
BHP Steel, Ltd. (AE)                                 33,209            55
Billabong International, Ltd.                        42,550           158
Boral, Ltd.                                         314,871           729
Brambles Industries, Ltd.                            46,618           177
BRL Hardy, Ltd.                                      19,323            83
Coca-Cola Amatil, Ltd.                              203,161           595
Coles Myer, Ltd.                                    221,526           786
Commonwealth Bank of Australia                      141,864         2,394
Commonwealth Properties                              48,314            32
CSR, Ltd. (AE)                                      289,371           883
David Jones, Ltd.                                    40,500            24
Deutsche Office Trust                                43,600            29
Foodland Associated, Ltd.                             3,890            41
Foster's Group, Ltd. (AE)                         1,417,345         3,736
Futuris Corp., Ltd.                                  18,400            11
Gandel Retail Trust                                  83,490            61
General Property Trust                               47,600            74
Goodman Fielder, Ltd.                                19,600            16
Harvey Norman Holdings, Ltd.                         37,753            53
Iluka Resources, Ltd.                                 9,100            24
Insurance Australia Group, Ltd.                      22,500            31
James Hardie Industries NV                          108,355           373
John Fairfax Holdings, Ltd.                          36,000            58
Leighton Holdings, Ltd.                              23,880           125
Macquarie Bank, Ltd.                                  7,920           100
Macquarie Infrastructure Group (AE)                  27,000            43
Metcash Trading, Ltd.                                44,220            52
MIM Holdings, Ltd.                                  239,300           151
National Australia Bank, Ltd. (AE)                  297,181         5,669
Newcrest Mining, Ltd.                                 7,600            25
News Corp., Ltd. (AE)                               114,801           678
OneSteel, Ltd.                                       31,400            27
Orica, Ltd.                                         172,610           968
Origin Energy, Ltd.                                   6,900            14
Paperlinx, Ltd.                                      17,700            50
Patrick Corp., Ltd.                                  13,270           104
Perpetual Trustees Australia, Ltd.                    4,180            80
Publishing & Broadcasting, Ltd.                      11,590            52
Qantas Airways, Ltd. (AE)                           196,960           412
QBE Insurance Group, Ltd.                           110,853           474
Rio Tinto, Ltd.                                      13,530           240
Santos, Ltd.                                        480,340         1,666
Southcorp, Ltd.                                       4,400            12
Stockland Trust Group                                13,100            33
Suncorp-Metway, Ltd.                                 10,724            72
TabCorp Holdings, Ltd.                                9,080            58
Telstra Corp., Ltd.                                 786,753         2,078
Wesfarmers, Ltd.                                     14,400           211
Westfield America (o)                                40,100            46
Westfield Holdings, Ltd.                             24,540           169
Westfield Trust                                      38,500            73
Westpac Banking Corp.                               170,980         1,347
WMC, Ltd. (AE)                                       73,200           308
Woodside Petroleum, Ltd.                              6,800            45
Woolworths, Ltd. (AE)                               116,920           799
                                                                ---------
                                                                   39,772
                                                                ---------
Austria - 0.1%
Erste Bank der Oesterreichischen
   Sparkassen AG                                      7,666           449
OMV AG (AE)                                           2,900           281
Voestalpine AG                                        5,600           142
                                                                ---------
                                                                      872
                                                                ---------
Belgium - 0.8%
Delhaize Group                                       17,100           267
Dexia                                                69,830           673
Dexia (AE)                                          101,730           976
Dexia (AE)                                          107,780             1
Electrabel                                            5,836         1,356
Fortis (AE)                                         131,947         2,412
Fortis                                               50,200           919
KBC Bancassurance Holding                            18,000           567
Solvay SA Class A (AE)                                6,774           408
                                                                ---------
                                                                    7,579
                                                                ---------
Bermuda - 0.1%
RenaissanceRe Holdings, Ltd.                         33,024         1,354
                                                                ---------
Brazil - 0.1%
Cia Vale do Rio Doce - ADR (AE)                       8,500           224
Petroleo Brasileiro SA - Petrobras - ADR             52,080           689
                                                                ---------
                                                                      913
                                                                ---------
Canada - 2.3%
Abitibi-Consolidated, Inc.                           90,330           574
Agrium, Inc.                                          1,300            13
Alcan, Inc.                                          10,940           306
Alimentation Couche Tard, Inc. (AE)                   1,220            11
ATI Technologies, Inc. (AE)                           5,910            38
Bank of Montreal                                     26,258           639
Bank of Nova Scotia                                 109,451         3,208
Barrick Gold Corp.                                   18,480           277
BCE, Inc.                                             2,250            39
BCE, Inc.                                            62,470         1,077
Biovail Corp. (AE)                                    4,050           128
Biovail Corp. (AE)                                    1,020            32
Bombardier, Inc. Class B (AE)                        20,900            69
Brascan Corp.                                         4,960            97
Brookfield Properties Corp.                           1,450            26

44 International Fund

International Fund

Statement of Net Assets, continued--October 31, 2002

                                                                         Market
                                                       Number            Value
                                                         of              (000)
                                                       Shares              $
--------------------------------------------------------------------------------
CAE, Inc.                                               4,500                 13
Canada Life Financial Corp.                             2,440                 47
Canadian Imperial Bank of Commerce                     13,490                334
Canadian National Railway Co.                          22,110                935
Canadian Natural Resources, Ltd.                        4,447                121
Canadian Pacific Railway, Ltd.                            390                  8
Canadian Pacific Railway, Ltd.                          5,140                101
Canadian Tire Corp. Class A                             3,580                 72
Celestica, Inc. (AE)                                    8,120                112
CGI Group, Inc. (AE)                                      200                  1
CGI Group, Inc. Class A (AE)                            8,330                 37
CHC Helicopter Corp.                                    2,040                 39
Cognos, Inc. (AE)                                       1,300                 26
Cott Corp. (AE)                                        29,000                527
Cott Corp. (AE)                                        47,615                881
CP Ships, Ltd. (AE)                                     5,900                 71
Descartes Systems Group, Inc. (The)                     5,600                 15
Dofasco, Inc.                                           2,900                 53
Domtar, Inc.                                            7,800                 73
Enbridge, Inc.                                          4,330                122
Encana Corp.                                           16,994                493
Fairmont Hotels & Resorts, Inc. (AE)                    1,290                 31
Fairmont Hotels & Resorts, Inc.                         1,340                 33
Falconbridge, Ltd.                                      4,680                 44
Fording, Inc. (AE)                                        600                 12
George Weston, Ltd. (AE)                                1,460                 92
Goldcorp, Inc.                                          3,820                 37
Hudson's Bay Co.                                        2,800                 13
Husky Energy, Inc.                                      5,600                 57
Imperial Oil, Ltd.                                      5,550                149
Inco, Ltd. (AE)                                         9,050                172
Investors Group, Inc.                                   5,550                 90
Loblaw Cos., Ltd.                                      12,810                463
Magna International, Inc. Class A                       1,290                 70
Magna International, Inc. Class A                       1,730                 93
Manulife Financial Corp.                               15,910                341
Masonite International Corp. (AE)                       5,370                 89
MDS, Inc.                                               1,960                 28
Methanex Corp. (AE)                                     3,330                 28
Methanex Corp.                                          1,050                  9
Molson, Inc. Class A (AE)                              18,930                356
National Bank Of Canada                                 7,810                147
Newmont Mining Corp. of Canada                          1,146                 28
Nexen, Inc.                                             3,400                 72
Noranda, Inc.                                           9,920                 90
Nortel Networks Corp.                                 285,600                347
Nova Chemicals Corp.                                    2,280                 46
Onex Corp.                                              5,130                 53
Penn West Petroleum, Ltd. (AE)                          1,170                 27
Petro-Canada                                           19,853                549
Placer Dome, Inc.                                      10,070                 88
Potash Corp. of Saskatchewan                            1,810                121
Power Corp. of Canada                                   4,880                108
Power Financial Corp.                                   4,930                108
Precision Drilling Corp. (AE)                           1,960                 67
Quebecor World, Inc.                                    3,200                 79
Rogers Communications, Inc. Class B (AE)                1,580                 13
Royal Bank of Canada                                   39,010              1,356
Royal Group Technologies, Ltd. (AE)                     1,500                 16
Shell Canada, Ltd.                                      1,800                 59
Shoppers Drug Mart Corp. (AE)                          37,700                599
Sobeys, Inc.                                            2,320                 55
SouthernEra Resources, Ltd. (AE)                        4,250                 17
Sun Life Financial Services of Canada, Inc.            22,859                382
Suncor Energy, Inc.                                    30,700                444
Talisman Energy, Inc.                                  49,120              1,793
Teck Cominco, Ltd. Class B (AE)                         7,650                 53
TELUS Corp. (Non-voting shares)                        28,500                201
Thomson Corp. (The) (AE)                               61,560              1,701
TransCanada PipeLines, Ltd.                            18,930                272
                                                                      ----------
                                                                          21,713
                                                                      ----------
China - 0.2%
Byd Co., Ltd. Class H (AE)                             23,000                 47
Huaneng Power International, Inc.
   Class H                                          1,948,000              1,399
PetroChina Co., Ltd. (AE)                           3,389,900                635
                                                                      ----------
                                                                           2,081
                                                                      ----------
Czech Republic - 0.1%
Komercni Banka AS (AE)                                  7,716                487
                                                                      ----------
Denmark - 0.5%
Dampskinsselkabat AF 1912 Class B                           4                 23
Danske Bank A/S (AE)                                   83,577              1,331
FLS Industries A/S Class B                              4,600                 49
Group 4 Falck A/S                                      15,300                377
ISS A/S (AE)                                           24,225                781
Novo-Nordisk A/S Class B (AE)                          10,450                288
TDC A/S (AE)                                           62,750              1,355
                                                                      ----------
                                                                           4,204
                                                                      ----------
Finland - 1.5%
Fortum Oyj (AE)                                       102,471                614
M-real Oyj Class B                                     37,600                277
Nokia OYJ (AE)                                        342,066              5,810
Nokia OYJ - ADR                                        78,363              1,302
Sampo Oyj Class A                                     275,186              1,878
Stora Enso Oyj Class R                                 57,600                599
UPM-Kymmene Oyj (AE)                                   94,833              3,076
                                                                      ----------
                                                                          13,556
                                                                      ----------
France - 9.5%
Accor SA (AE)                                          89,745              3,186
Air France                                             84,806                995
Air Liquide (AE)                                        4,802                615
Alcatel SA Class A                                    121,208                605
Alstom (AE)                                             7,700                 40
Aventis SA (AE)                                       111,760              6,690


                                                           International Fund 45

International Fund

Statement of Net Assets, continued--October 31, 2002

                                                                          Market
                                                       Number             Value
                                                         of               (000)
                                                       Shares               $
--------------------------------------------------------------------------------
AXA                                                     86,964             1,298
BNP Paribas (AE)                                       143,313             5,714
Bouygues (AE)                                           74,600             1,964
Carrefour SA (AE)                                       77,632             3,604
Casino Guichard Perrachon SA                             2,500               158
Christian Dior SA                                       16,300               564
Cie de Saint-Gobain                                    154,496             3,355
Cie Generale D'Optique Essilor
   International SA                                     31,622             1,273
CNP Assurances                                           5,900               209
Credit Lyonnais SA (AE)                                 17,280               614
Groupe Danone                                            5,400               701
L'Oreal SA                                              62,917             4,685
Lafarge SA                                               2,675               213
Lafarge SA (AE)                                          8,330               664
Lagardere S.C.A.                                        21,000               925
LVMH Moet Hennessy
   Louis Vuitton SA (AE)                                82,977             3,725
Michelin (C.G.D.E.) Class B (AE)                        37,354             1,086
Orange SA (AE)                                          81,900               460
Pechiney SA Class A (AE)                                34,779             1,073
Pernod-Ricard                                           20,964             2,124
Peugeot SA (AE)                                         64,440             2,734
Renault SA (AE)                                         32,000             1,505
Sanofi-Synthelabo SA (AE)                               65,826             4,025
Schneider Electric SA (AE)                              62,527             2,898
Societe Assurances Generales de
   France (AE)                                          60,518             2,097
Societe Generale Class A                               109,938             5,569
Societe Television Francaise 1                          44,234             1,139
Suez SA (AE)                                           110,866             1,949
Thomson/ex-TMM (AE)                                     70,100             1,292
Total Fina Elf SA (AE)                                  98,393            13,553
Total Fina Elf SA - ADR                                 31,126             2,117
Valeo SA                                                19,916               587
Vivendi Universal SA (AE)                              194,540             2,389
Wavecom Sa (AE)                                          7,245               235
                                                                       ---------
                                                                          88,629
                                                                       ---------
Germany - 4.1%
Aareal Bank AG (AE)                                      8,500               110
Adidas-Salomon AG                                        1,700               130
Aixtron AG                                              12,600                75
Allianz AG (AE)                                         24,613             2,586
Altana AG (AE)                                          11,600               555
AMB Generali Holding AG (AE)                             9,200               563
BASF AG (AE)                                            30,900             1,146
Bayer AG (AE)                                          166,065             3,151
Bayerische Hypo-und Vereinsbank AG (AE)                136,829             1,814
Bayerische Motoren Werke AG (AE)                        45,500             1,624
Beiersdorf AG (AE)                                       1,396               154
Continental AG                                          40,600               582
DaimlerChrysler AG (AE)                                 33,100             1,139
Deutsche Bank AG (AE)                                      700                31
Deutsche Boerse AG (AE)                                 25,023               903
Deutsche Lufthansa AG (AE)                              81,519               935
Deutsche Post AG                                       172,040             1,760
Deutsche Telekom AG (AE)                                32,700               373
E.ON AG (AE)                                            71,062             3,188
Epcos AG (AE)                                            6,300                66
Gehe AG                                                  6,000               230
Hannover Rueckversicherungs AG                          20,700               471
HeidelbergCement AG                                     16,500               628
Infineon Technologies AG (AE)                           17,700               173
KarstadtQuelle AG                                       78,700             1,510
Linde AG                                                 2,700               103
MAN AG                                                  16,000               191
Medion AG                                               19,000               738
Merck KGaA                                              24,200               530
Metro AG                                                16,800               394
Muenchener Rueckversicherungs AG                         6,452               825
RWE AG                                                  78,237             2,432
SAP AG (AE)                                              1,600               123
Schering AG (AE)                                        18,297               831
Siemens AG                                              77,450             3,665
Software AG (AE)                                        14,520               178
ThyssenKrupp AG                                         33,400               350
TUI AG                                                   5,900               108
Volkswagen AG (AE)                                     111,972             4,221
                                                                       ---------
                                                                          38,586
                                                                       ---------
Greece - 0.2%
Hellenic Telecommunications
   Organization SA (AE)                                 47,500               530
Hellenic Telecommunications
   Organization SA - ADR                               224,107             1,282
                                                                       ---------
                                                                           1,812
                                                                       ---------
Hong Kong - 2.5%
Bank of East Asia                                       21,400                37
Cathay Pacific Airways, Ltd.                            43,000                60
Cheung Kong Holdings, Ltd. (AE)                        143,200               950
Cheung Kong Infrastructure Holdings, Ltd.               28,000                49
China Mobile, Ltd. (AE)                                438,900             1,080
CLP Holdings, Ltd. (AE)                                188,260               763
CNOOC, Ltd. (AE)                                     2,137,200             2,658
Dairy Farm International Holdings, Ltd. (AE)            27,000                22
Esprit Holdings, Ltd.                                   71,000               119
Giordano International, Ltd.                            34,000                13
Hang Lung Properties, Ltd.                              38,000                37
Hang Seng Bank, Ltd.                                    85,400               923
Henderson Land Development                              29,000                88
Hong Kong & China Gas                                  608,400               800
Hong Kong Electric Holdings                            498,300             2,025
Hong Kong Exchanges and Clearing, Ltd.               1,312,000             1,749
Hongkong Land Holdings, Ltd. (AE)                      149,000               206
Hutchison Whampoa, Ltd. (AE)                           329,180             2,026
Jardine Matheson Holdings, Ltd. (AE)                   227,300             1,375
JCG Holdings, Ltd.                                      52,800                25
Johnson Electric Holdings                              250,500               265

46 International Fund

International Fund

Statement of Net Assets, continued--October 31, 2002

                                                                          Market
                                                     Number               Value
                                                       of                 (000)
                                                     Shares                 $
--------------------------------------------------------------------------------
Li & Fung, Ltd. (AE)                                317,800                  314
MTR Corp.                                           749,241                  889
Shangri-La Asia, Ltd.                               289,000                  182
SmarTone Telecommunications
   Holding, Ltd.                                     30,000                   32
Sun Hung Kai Properties, Ltd. (AE)                  433,400                2,701
Swire Pacific, Ltd. Class A (AE)                    381,400                1,604
Wharf Holdings, Ltd.                              1,169,537                2,317
Wing Hang Bank, Ltd.                                  8,900                   29
YUE Yuen Industrial Holdings (AE)                   100,000                  276
                                                                        --------
                                                                          23,614
                                                                        --------
Hungary - 0.1%
OTP Bank Rt. - GDR                                   41,272                  722
                                                                        --------

Indonesia - 0.0%
Telekomunikasi Industriesonesia Tbk
   PT (AE)                                          955,300                  318
                                                                        --------

Ireland - 1.1%
Allied Irish Banks PLC                               97,262                1,363
Allied Irish Banks PLC                               13,500                  190
Anglo Irish Bank Corp. PLC                            4,495                   30
Bank of Ireland (AE)                                  1,484                   16
Bank of Ireland (AE)                                426,130                4,726
CRH PLC (AE)                                         29,806                  376
CRH PLC (AE)                                         35,933                  456
DePfa Bank PLC (AE)                                   6,700                  310
Irish Life & Permanent PLC                           41,950                  499
Ryanair Holdings PLC (AE)                           216,305                1,392
Ryanair Holdings PLC - ADR (AE)                      31,058                1,156
                                                                        --------
                                                                          10,514
                                                                        --------
Israel - 0.3%
Taro Pharmaceuticals Industries (AE)                 32,730                1,137
Teva Pharmaceutical Industries - ADR                 25,560                1,979
                                                                        --------
                                                                           3,116
                                                                        --------

Italy - 3.7%
Assicurazioni Generali SpA                           29,100                  519
Autostrade Concessioni e Costruzioni
   Autostrade SpA (AE)                               74,036                  612
Banca Popolare di Bergamo Credito
   Varesino SCRL                                     51,621                  927
Banca Popolare di Milano SCRL                        56,200                  196
Banco Popolare di Verona e Novara Scrl              129,378                1,550
Benetton Group SpA                                   24,200                  246
Enel SpA (AE)                                       308,800                1,517
ENI-Ente Nazionale Idrocarburi SpA (AE)             892,886               12,396
Fiat SpA                                              7,000                   58
Finmeccanica SpA (AE)                             2,580,752                1,418
IntesaBci SpA (AE)                                2,433,403                4,133
Italcementi SpA                                      28,900                  254
Italgas SpA                                          51,614                  503
Lottomatica SpA                                      30,856                  238
Luxottica Group SpA                                     800                   12
Mediaset SpA                                        480,470                3,354
Parmalat Finanziaria SpA (AE)                        98,200                  274
Riunione Adriatica di Sicurta SpA                    21,400                  267
Saipem SpA                                           50,400                  273
Sanpaolo IMI SpA (AE)                               124,049                  774
Telecom Italia SpA (AE)                              72,900                  579
Telecom Italia SpA                                  501,954                2,649
TIM SpA (AE)                                        316,017                1,468
UniCredito Italiano SpA                              54,500                  205
                                                                        --------
                                                                          34,422
                                                                        --------
Japan - 16.8%
77 Bank, Ltd. (The)                                 245,000                  948
Acom Co., Ltd.                                       11,060                  342
Advantest Corp. (AE)                                 12,700                  418
Aeon Co., Ltd. (AE)                                  40,200                  988
Aeon Mall Co., Ltd.                                   1,500                   37
Aiful Corp.                                          29,430                1,237
Ajinomoto Co., Inc.                                  37,000                  380
Alps Electric Co., Ltd.                              16,000                  190
Amano Corp.                                           5,000                   31
Aoyama Trading Co., Ltd. (AE)                         7,800                   95
Asahi Glass Co., Ltd.                                36,000                  215
Asahi Kasei Corp.                                    39,000                   87
Autobacs Seven Co., Ltd.                              3,300                   85
Bandai Co., Ltd.                                      4,600                  167
Bank of Yokohama, Ltd. (The)                         62,000                  260
Bridgestone Corp.                                   226,000                2,817
Brother Industries, Ltd. (AE)                       108,000                  785
Canon, Inc.                                         441,090               16,273
Central Glass Co., Ltd.                              22,000                  100
Central Japan Railway Co.                                26                  157
Chubu Electric Power Co., Inc.                       23,700                  396
Chugai Pharmaceutical Co., Ltd. (AE)                 28,400                  232
Citizen Watch Co., Ltd.                              39,000                  204
Credit Saison Co., Ltd.                             127,600                2,521
CSK Corp.                                            10,300                  249
Dai Nippon Printing Co., Ltd.                        14,000                  143
Daicel Chemical Industries                            1,000                    3
Daiichi Pharmaceutical Co., Ltd.                     39,000                  570
Daikin Industries, Ltd.                              14,000                  217
Daimaru, Inc.                                        21,000                   71
Dainippon Ink & Chemical (AE)                         7,000                   12
Dainippon Screen Manufacturing Co., Ltd.             13,000                   48
Daito Trust Construction Co., Ltd.                   46,090                  905
Daiwa House Industry Co., Ltd.                      182,000                  975
Daiwa Securities Group, Inc. (AE)                   115,000                  537
Denki Kagaku Kogyo K K                               36,000                   68
Denso Corp.                                          26,800                  427
Dowa Mining Co.                                      41,000                  172
East Japan Railway Co.                                  631                2,874
Eisai Co., Ltd. (AE)                                115,300                2,489

                                                           International Fund 47

International Fund

Statement of Net Assets, continued--October 31, 2002

                                                                          Market
                                                      Number              Value
                                                        of                (000)
                                                      Shares                $
--------------------------------------------------------------------------------
FamilyMart                                            28,700                 548
Fast Retailing Co., Ltd.                               4,000                 124
Fuji Electric Co., Ltd. (AE)                          65,000                 117
Fuji Machine Manufacturing Co., Ltd.                  53,800                 400
Fuji Photo Film Co., Ltd. (AE)                        24,000                 662
Fujisawa Pharmaceutical Co., Ltd. (AE)                 6,000                 117
Fujitsu Support and Service, Inc.                      2,600                  31
Funai Electric Co., Ltd. (AE)                          1,800                 194
Futaba Corp. (AE)                                     22,000                 514
Gunze, Ltd.                                           42,000                 166
Hankyu Department Stores                               3,000                  16
Heiwa Corp.                                           10,900                 162
Hino Motors, Ltd. (AE)                                48,000                 146
Hirose Electric Co., Ltd. (AE)                         3,700                 261
Hitachi Chemical Co., Ltd.                            16,300                 119
Hitachi Maxell, Ltd.                                  28,000                 348
Hitachi, Ltd. (AE)                                   539,000               2,107
Honda Motor Co., Ltd.                                214,200               7,676
Hosiden Corp. (AE)                                     7,000                  60
Hoya Corp.                                            19,100               1,311
Ibiden Co., Ltd.                                       9,000                  83
Ito-Yokado Co., Ltd.                                  49,000               1,528
Itochu Corp. (AE)                                     79,000                 164
Jafco Co., Ltd.                                        3,300                 139
Japan Telecom Holdings Co., Ltd. (AE)                     65                 171
Japan Tobacco, Inc.                                       33                 212
JFE Holdings, Inc. (AE)                                3,500                  43
JGC Corp.                                             31,000                 173
JSR Corp. (AE)                                        20,000                 165
Kansai Electric Power Co.                             23,800                 337
Kao Corp. (AE)                                       132,000               3,017
Kawasaki Heavy Industries, Ltd. (AE)                  63,000                  52
Kawasaki Kisen Kaisha, Ltd.                           38,000                  53
KDDI Corp. (AE)                                          108                 317
Keyence Corp.                                          3,500                 579
Kobayashi Pharmaceutical Co., Ltd.                     3,100                 122
Konami Corp.                                          68,900               1,642
Konica Corp.                                           2,000                  14
Kose Corp.                                            10,120                 313
Koyo Seiko Co., Ltd.                                  29,000                 116
Kubota Corp.                                           9,000                  23
Kyocera Corp.                                          8,000                 471
Kyushu Electric Power (AE)                             6,000                  82
Lawson, Inc. (AE)                                     36,700                 911
Mabuchi Motor Co., Ltd.                               23,000               2,043
Makita Corp. (AE)                                     10,000                  64
Matsumotokiyoshi Co., Ltd.                            40,000               1,505
Matsushita Electric Industrial Co., Ltd. (AE)        417,000               4,370
Meitec Corp.                                           5,000                 112
Millea Holdings, Inc. (AE)                               156               1,165
Minebea Co., Ltd.                                    221,000               1,003
Minolta Co., Ltd.                                     43,000                 168
Mitsubishi Corp. (AE)                                 10,000                  62
Mitsubishi Electric Corp.                            281,000                 713
Mitsubishi Estate Co., Ltd.                           73,000                 546
Mitsubishi Heavy Industries, Ltd. (AE)               221,000                 469
Mitsubishi Motors Corp. (AE)                         106,000                 206
Mitsubishi Tokyo Financial Group, Inc. (AE)              142                 926
Mitsui & Co., Ltd.                                   105,000                 496
Mitsui Chemicals, Inc.                                78,000                 273
Mitsui Engineering & Shipbuilding                     34,000                  33
Mitsui Fudosan Co., Ltd. (AE)                         72,000                 552
Mitsui O.S.K. Lines, Ltd.                            601,000               1,040
Mitsui Sumitomo Insurance Co., Ltd. (AE)             124,000                 515
Mitsui Trust Holdings, Inc.                          106,000                 191
Mitsumi Electric Co., Ltd.                             5,100                  46
Mizuho Holdings, Inc. (AE)                               134                 203
Murata Manufacturing Co., Ltd. (AE)                   72,000               3,403
Namco, Ltd.                                            5,000                  80
NEC Corp. (AE)                                        63,000                 231
NGK Insulators, Ltd.                                  15,000                  85
Nichicon Corp.                                        18,600                 211
Nichirei Corp.                                       111,000                 356
Nidec Corp.                                              500                  30
Nikko Cordial Corp. (AE)                             212,000                 850
Nikon Corp. (AE)                                      58,000                 405
Nintendo Co., Ltd. (AE)                               13,400               1,291
Nippon Express Co., Ltd.                             534,000               2,179
Nippon Meat Packers, Inc.                            124,000               1,043
Nippon Oil Corp. (AE)                                 31,000                 120
Nippon Sanso Corp.                                    30,000                  89
Nippon Shokubai Kagaku Kogyo Co.                      15,000                  67
Nippon Steel Corp.                                    10,000                  11
Nippon Telegraph & Telephone Corp. (AE)                  475               1,741
Nippon Unipac Holding (AE)                               107                 492
Nippon Yusen Kabushiki Kaisha                         47,000                 139
Nishimatsu Construction Co., Ltd.                    156,800                 452
Nissan Motor Co., Ltd. (AE)                        1,072,800               8,240
Nisshin Seifun Group, Inc.                             2,000                  14
Nitto Denko Corp. (AE)                                 7,100                 187
NOK Corp.                                             99,000               1,156
Nomura Holdings, Inc. (AE)                           205,000               2,359
NTN Corp.                                             23,000                  77
NTT DoCoMo, Inc. (AE)                                    562               1,037
Olympus Optical Co., Ltd. (AE)                        10,000                 152
Omron Corp.                                            1,000                  12
Ono Pharmaceutical Co., Ltd.                           2,000                  63
Onward Kashiyama Co., Ltd.                             2,000                  17
ORIX Corp.                                            36,200               2,048
Pioneer Corp.                                         40,300                 688
Promise Co., Ltd.                                      3,200                 104
Ricoh Co., Ltd.                                       38,000                 679
Rinnai Corp.                                          78,100               1,718
Rohm Co., Ltd. (AE)                                   25,480               3,209
Sammy Corp.                                           16,100                 431
Sankyo Co., Ltd.                                       2,900                  72
Sankyo Co., Ltd.                                      43,000                 507
Sega Corp. (AE)                                        1,500                  18
Seino Transportation Co., Ltd.                        30,000                 179
Seiyu, Ltd. (The) (AE)                               330,220                 989

48 International Fund

International Fund

Statement of Net Assets, continued--October 31, 2002

                                                                          Market
                                                       Number             Value
                                                        of                (000)
                                                      Shares                $
--------------------------------------------------------------------------------
Sekisui House, Ltd. (AE)                                52,000               382
Seven - Eleven Japan (AE)                                7,000               198
SFCG Co., Ltd. (AE)                                      9,390               717
Sharp Corp.                                              7,000                59
Shimachu Co., Ltd. (AE)                                 21,700               418
Shimamura Co.                                            2,600               166
Shin-Etsu Chemical Co., Ltd. (AE)                      137,700             4,249
Shiseido Co., Ltd. (AE)                                 64,000               712
Showa Shell Sekiyu KK                                    3,000                17
Skylark Co., Ltd.                                       61,500             1,024
SMC Corp.                                                2,700               214
Softbank Corp. (AE)                                        100                 1
Sompo Japan Insurance, Inc. (AE)                        27,000               141
Sony Corp. (AE)                                         63,600             2,736
Stanley Electric Co., Ltd.                              48,000               550
Sumisho Lease Co., Ltd.                                  9,000               117
Sumitomo Bakelite Co., Ltd.                            158,000               635
Sumitomo Chemical Co., Ltd.                             83,000               249
Sumitomo Corp.                                          22,000                95
Sumitomo Electric Industries, Ltd. (AE)                 38,000               193
Sumitomo Heavy Industries, Ltd.                         27,000                18
Sumitomo Mitsui Banking Corp. (AE)                     227,000               939
Sumitomo Realty & Development Co., Ltd.                 25,000               124
Sumitomo Trust & Banking Co., Ltd. (The)               107,000               489
Suzuken Co., Ltd.                                        2,300                62
Suzuki Motor Corp.                                      40,000               428
Taiyo Yuden Co., Ltd.                                   11,000               131
Takeda Chemical Industries, Ltd. (AE)                  119,100             4,948
Takefuji Corp. (AE)                                     18,400               772
Tanabe Seiyaku Co., Ltd.                                 1,000                 8
TDK Corp. (AE)                                          26,200             1,029
Terumo Corp. (AE)                                       12,400               170
THK Co., Ltd.                                           26,400               269
TIS, Inc.                                                4,200                53
Tohoku Electric Power                                   80,500             1,071
Tokyo Broadcasting System, Inc.                          1,000                14
Tokyo Electric Power Co.                                33,900               627
Tokyo Electron, Ltd. (AE)                               25,300             1,020
Tokyo Gas Co., Ltd.                                    402,000             1,175
Tokyo Seimitsu Co., Ltd.                                   800                16
Tokyo Style Co., Ltd.                                   30,000               240
Tokyu Corp. (AE)                                        43,000               151
TonenGeneral Sekiyu KK (AE)                             11,000                69
Toppan Printing Co., Ltd.                               25,000               186
Toray Industries, Inc.                                 138,000               296
Toshiba Corp. (AE)                                      43,000               108
Tosoh Corp.                                             80,000               170
Tostem Inax Holding Corp.                                4,000                54
Toyo Seikan Kaisha, Ltd.                                12,000               124
Toyoda Gosei Co., Ltd.                                  12,500               224
Toyota Industries Corp.                                  3,800                57
Toyota Motor Corp. (AE)                                123,500             3,004
Trend Micro, Inc. (AE)                                  18,500               423
UFJ Holdings, Inc. (AE)                                    117               177
UMC Japan (AE)                                              91                75
Uni-Charm Corp.                                          7,800               288
UNY Co., Ltd.                                           50,000               491
Ushio, Inc.                                             18,000               188
Victor Co. of Japan, Ltd.                                5,000                30
West Japan Railway Co.                                     370             1,199
World Co., Ltd.                                          5,800               124
Yahoo Japan Corp. (AE)                                      57               735
Yakult Honsha Co., Ltd.                                 26,000               316
Yamaha Corp.                                            51,000               440
Yamaha Motor Co., Ltd.                                 280,000             2,055
Yamanouchi Pharmaceutical Co., Ltd. (AE)                26,100               639
Yamato Transport Co., Ltd. (AE)                         13,000               185
Yokogawa Electric Corp.                                 26,000               138
                                                                        --------
                                                                         156,885
                                                                        --------
Luxembourg - 0.2%
Arcelor (AE)                                           171,763             1,856
                                                                        --------

Malaysia - 0.1%
Gamuda BHD (AE)                                         60,000                90
IJM Corp. BHD                                           53,000                72
Maxis Communications BHD (AE)                          404,140               633
Resorts World BHD (AE)                                 157,000               372
                                                                        --------
                                                                           1,167
                                                                        --------
Mexico - 0.5%
America Movil SA de CV Series L - ADR                   53,406               718
Telefonos de Mexico SA de CV - ADR                      61,400             1,873
Wal-Mart de Mexico SA de CV
   Series V (AE)                                       755,440             1,887
                                                                        --------
                                                                           4,478
                                                                        --------
Netherlands - 5.8%
ABN Amro Holding NV (AE)                               274,765             4,035
Aegon NV (AE)                                          126,125             1,710
Akzo Nobel NV (AE)                                      44,216             1,322
ASML Holding NV (AE)                                    61,208               536
Buhrmann NV (AE)                                       103,667               391
DSM NV                                                  72,500             3,066
Euronext NV                                             79,908             1,591
European Aeronautic Defense and
   Space Co.                                            35,400               391
Gucci Group NV (AE)                                      3,900               353
Hagemeyer                                               19,700               149
Heineken NV (AE)                                       100,694             4,046
Hunter Douglas NV                                       38,810               953
IHC Caland NV                                              750                33
ING Groep NV (AE)                                      252,932             4,231
KLM-Koninklijke Luchtvaart Mij NV (AE)                   6,000                70
Koninklijke Ahold NV (AE)                              167,845             2,111
Koninklijke Philips Electronics NV                      66,980             1,186
Koninklijke Philips Electronics NV (AE)                234,818             4,209
Numico NV                                                8,100               129
OCE NV                                                   5,700                57
Reed Elsevier NV                                       168,713             2,103
Royal Dutch Petroleum Co. (AE)                         177,239             7,667

                                                           International Fund 49

International Fund

Statement of Net Assets, continued--October 31, 2002

                                                                        Market
                                                          Number        Value
                                                            of          (000)
                                                          Shares          $
--------------------------------------------------------------------------------
Royal Dutch Petroleum Co.                                    3,900           167
Royal KPN NV (AE)                                          477,620         3,027
Stork NV                                                    80,142           504
TPG NV                                                      10,700           173
Unilever NV (AE)                                            52,389         3,359
Unilever NV                                                  2,100           134
Vedior NV                                                  100,178           610
VNU NV (AE)                                                105,798         2,840
Wolters Kluwer NV (AE)                                     151,704         2,661
                                                                       ---------
                                                                          53,814
                                                                       ---------

New Zealand - 0.4%
Carter Holt Harvey, Ltd.                                   294,424           236
Telecom Corp. of New Zealand, Ltd.                       1,462,935         3,599
Warehouse Group, Ltd.                                       24,300            86
                                                                       ---------
                                                                           3,921
                                                                       ---------

Norway - 0.7%
DNB Holding ASA                                            223,202         1,029
Gjensidige NOR ASA (AE)                                     14,768           459
Kvaerner ASA (AE)                                          367,000           159
Norsk Hydro ASA (AE)                                        18,000           693
Norske SkogIndustrier ASA                                   20,700           273
Orkla ASA                                                   39,300           624
Statoil ASA (AE)                                           269,230         1,955
Tandberg ASA (AE)                                          115,194         1,247
Tomra Systems ASA (AE)                                      28,305           207
                                                                       ---------
                                                                           6,646
                                                                       ---------


Poland - 0.1%
Bank Pekao SA                                               22,060           526
                                                                       ---------


Portugal - 0.3%
Electricidade de Portugal SA                               881,740         1,345
Portugal Telecom SGPS SA                                   224,255         1,355
                                                                       ---------
                                                                           2,700
                                                                       ---------


Russia - 0.3%
Lukoil - ADR                                                 6,800           445
Mobile TeleSystems - ADR                                    20,100           658
Wimm-Bill-Dann Foods OJSC - ADR (AE)                        20,396           407
YUKOS                                                       25,586           238
Yukos ADR                                                    5,597           775
                                                                       ---------
                                                                           2,523
                                                                       ---------

Singapore - 1.5%
CapitaLand, Ltd.                                            75,000            54
City Developments, Ltd.                                     21,700            58
Creative Technology, Ltd.                                   90,080           662
Cycle & Carriage, Ltd.                                      10,000            22
DBS Group Holdings, Ltd. (AE)                              618,381         4,343
Fraser & Neave, Ltd. (AE)                                   10,000            44
Great Eastern Holdings, Ltd.                                 6,000            31
Keppel Corp., Ltd.                                          38,000            95
NatSteel, Ltd.                                              11,000            13
Oversea-Chinese Banking Corp.                              423,320         2,493
Overseas Union Enterprise, Ltd.                              7,000            25
SembCorp Logistics, Ltd.                                    42,000            42
SembCorp Marine, Ltd.                                       23,000            12
Singapore Airlines, Ltd.                                    68,300           425
Singapore Exchange, Ltd.                                    29,000            19
Singapore Land, Ltd.                                         6,000            11
Singapore Press Holdings, Ltd.                              46,700           524
Singapore Telecommunications, Ltd.                       1,423,400         1,161
United Overseas Bank, Ltd.                                 536,539         4,072
United Overseas Land, Ltd.                                  27,000            26
Venture Corp., Ltd.                                         29,000           217
                                                                       ---------
                                                                          14,349
                                                                       ---------

South Korea - 1.5%
Hyundai Motor Co.                                            6,600           168
Intelligent Digital Integrated Security                     28,080           461
Kookmin Bank (AE)                                           32,300         1,076
Korea Electric Power Corp. - ADR                           100,400           844
KT Corp. - ADR                                              39,900           820
LG Electronics, Inc. (AE)                                   16,920           514
Pacific Corp.                                                2,500           252
POSCO                                                        5,200           489
POSCO - ADR                                                 63,354         1,465
Samsung Electronics - GDR                                   15,270         2,180
Samsung Electronics Co., Ltd. (AE)                          17,800         5,040
Samsung Fire & Marine Insurance Co.,
   Ltd. (AE)                                                12,860           781
Shinsegae Co., Ltd. (AE)                                     2,500           338
                                                                       ---------
                                                                          14,428
                                                                       ---------

Spain - 2.9%
Acerinox SA                                                  9,601           341
Altadis SA                                                  11,000           229
Altadis SA (AE)                                             98,021         2,072
Banco Bilbao Vizcaya Argentaria SA (AE)                    150,300         1,432
Banco Popular Espanol (AE)                                  30,818         1,320
Banco Santander Central Hispano SA (AE)                    689,156         4,224
Centros Comerciales Carrefour SA                             8,900           123
Corp Mapfre SA                                              28,700           194
Endesa SA (AE)                                             230,194         2,378
Fomento de Construcciones Y
   Contratas SA                                             20,758           428
Grupo Dragados SA (AE)                                      89,774         1,299
Iberdrola SA (AE)                                          226,200         2,688
Industriesitex SA                                           44,000           989
NH Hoteles SA (AE)                                           5,200            44
Repsol YPF SA - ADR                                        137,483         1,521
Telefonica SA (AE)                                         829,469         7,869
                                                                       ---------
                                                                          27,151
                                                                       ---------


Sweden - 1.5%
Assa Abloy AB Class B (AE)                                 112,641         1,113
Atlas Copco AB Class A                                       5,200           109
Atlas Copco AB Class B                                       4,600            90

50 International Fund

International Fund

Statement of Net Assets, continued--October 31, 2002

                                                                        Market
                                                        Number           Value
                                                          of             (000)
                                                        Shares             $
--------------------------------------------------------------------------------
Autoliv, Inc.                                              58,208          1,121
Billerud AB                                                53,600            553
Electrolux AB Series B                                    100,600          1,526
ForeningsSparbanken AB (AE)                                47,000            518
Hennes & Mauritz AB Class B (AE)                          107,299          2,085
Investor AB Class B (AE)                                  175,274          1,014
Nordea AB (AE)                                            495,000          2,026
Sandvik AB (AE)                                             7,900            188
Securitas AB Class B (AE)                                   1,600             22
Skandinaviska Enskilda Banken SEB
    Class A                                                 9,400             82
Skanska AB Class B                                          7,800             39
Svenska Cellulosa AB Class B (AE)                          34,103          1,042
Svenska Handelsbanken Class A                              69,686            890
Swedish Match AB (AE)                                      77,674            560
Telefonaktiebolaget LM Ericsson
    Class B (AE)                                          448,266            362
Volvo AB Series A                                           6,900             99
Volvo AB Series B                                           8,700            131
                                                                       ---------
                                                                          13,570
                                                                       ---------

Switzerland - 4.9%
Adecco SA (AE)                                             48,372          1,901
Alcon, Inc. (AE)                                           18,000            738
Barry Callebaut AG                                          8,515            751
Ciba Specialty Chemicals AG                                 8,050            567
Clariant AG                                                87,920          1,385
Compagnie Financiere Richemont AG
    Class A (Units) (AE)                                   44,936            776
Converium Holding AG                                        1,100             44
Credit Suisse Group (AE)                                  103,280          1,973
Givaudan (AE)                                               5,253          2,199
Holcim, Ltd.                                               12,800            381
Holcim, Ltd. Class B                                       12,915          1,990
Nestle SA (AE)                                             28,846          6,185
Novartis AG (AE)                                          318,487         12,146
PubliGroupe SA                                                136             21
Roche Holding AG                                           58,990          4,176
ST Microelectronics NV                                     27,200            540
ST Microelectronics NV                                      3,900             77
Sulzer AG                                                   1,114            136
Swiss Reinsurance (AE)                                     36,903          2,562
Swisscom AG                                                 6,724          2,000
Syngenta AG (AE)                                           14,059            837
Synthes-Stratec, Inc. (AE)                                    500            302
UBS AG                                                     85,356          4,068
Valora Holding AG                                             470             81
Zurich Financial Services AG (AE)                             812             76
                                                                       ---------
                                                                          45,912
                                                                       ---------

Taiwan - 0.1%
Taiwan Semiconductor Manufacturing
    Co., Ltd. - ADR (AE)                                   50,942            398
United Microelectronics Corp. - ADR (AE)                  213,900            888
                                                                       ---------
                                                                           1,286
                                                                       ---------

Thailand - 0.1%
Bangkok Bank PCL (AE)                                     184,000            261
Bangkok Bank PCL (AE)                                      94,200            112
National Finance PCL                                      731,100            247
                                                                       ---------
                                                                             620
                                                                       ---------

United Kingdom - 21.7%
3i Group PLC (AE)                                         156,222          1,220
Aegis Group PLC                                           338,000            365
Alliance & Leicester PLC                                    3,200             43
Alliance Unichem PLC                                       88,000            659
Allied Domecq PLC (AE)                                    443,060          2,648
Amersham PLC                                               28,681            259
Amvescap PLC (AE)                                             800              5
Anglo American PLC                                         32,537            416
ARM Holdings PLC (AE)                                      65,600             58
AstraZeneca PLC (AE)                                      123,697          4,590
AstraZeneca PLC (AE)                                      110,108          4,108
Aviva PLC (AE)                                            248,329          1,904
AWG PLC (AE)                                               68,072            413
BAA PLC                                                   160,753          1,435
BAE Systems PLC (AE)                                    1,299,383          3,786
Barclays PLC (AE)                                         731,087          5,055
Barratt Developments PLC (AE)                              46,400            298
BBA Group PLC (AE)                                         85,262            236
BG Group PLC                                            1,099,263          4,385
BHP Billiton PLC                                          191,313            934
BOC Group PLC                                             211,177          2,970
Boots Co. PLC                                             400,536          3,728
BP PLC (AE)                                               747,099          4,792
Brambles Industries PLC (AE)                              333,783          1,097
British Airways PLC (AE)                                  632,561          1,309
British American Tobacco PLC (AE)                         255,500          2,614
British Land Co. PLC                                        2,100             15
British Sky Broadcasting PLC (AE)                         579,747          5,474
BT Group PLC (AE)                                         790,572          2,245
Bunzl PLC                                                 281,012          2,000
Burberry Group PLC (AE)                                   458,854          1,752
Cable & Wireless PLC                                      279,307            647
Cadbury Schweppes PLC (AE)                                551,027          3,586
Capita Group PLC                                          199,800            700
Centrica PLC                                              408,138          1,162
Compass Group PLC                                         291,044          1,290
Corus Group PLC (AE)                                      196,500            131
Davis Service Group PLC                                    95,583            451
Debenhams PLC                                             241,400          1,193
Diageo PLC (AE)                                           429,420          4,840
Dixons Group PLC                                           12,900             38
EasyJet PLC (AE)                                          167,390            877
EMI Group PLC                                               2,200              6
Exel PLC                                                    5,400             56
FirstGroup PLC                                             61,100            207
Gallaher Group PLC (AE)                                   143,391          1,409
GKN PLC                                                   854,134          2,960
GlaxoSmithKline PLC (AE)                                  706,728         13,488

                                                           International Fund 51

International Fund

Statement of Net Assets, continued--October 31, 2002

                                                                  Market
                                               Number             Value
                                                 of               (000)
                                               Shares               $
------------------------------------------------------------------------
Granada PLC                                     11,000                13
GUS PLC (AE)                                   297,804             2,691
HBOS PLC (AE)                                  457,583             5,065
Hilton Group PLC                                16,500                45
HSBC Holdings PLC (AE)                         127,131             1,390
HSBC Holdings PLC (AE)                         391,985             4,366
IMI PLC                                         65,700               269
Imperial Chemical Industries PLC (AE)           86,800               341
Imperial Tobacco Group PLC                     122,249             1,913
J Sainsbury PLC                                417,700             1,846
Johnston Press PLC                              38,300               222
Kelda Group PLC                                 94,200               557
Kingfisher PLC (AE)                            573,464             2,005
Land Securities Group PLC                        3,425                41
Lloyds TSB Group PLC (AE)                      636,654             5,478
Man Group PLC (AE)                              40,338               601
Marks & Spencer Group PLC (AE)                 790,442             4,628
Morgan Crucible Co.                            648,445               477
National Grid Transco PLC                      255,827             1,821
Next PLC                                        50,600               705
Northern Foods PLC                               7,100                18
Northern Rock PLC                               30,284               320
Old Mutual PLC                                 640,400               796
P&O Princess Cruises PLC                         8,100                59
Pearson PLC                                    163,200             1,741
Peninsular and Oriental Steam
  Navigation Co. (The)                          39,500               118
Pennon Group PLC                                18,621               183
Pilkington PLC                                 137,100               124
Prudential PLC (AE)                            149,990             1,072
Rank Group PLC                                  27,300               126
Reckitt Benckiser PLC (AE)                     142,096             2,579
Reed Elsevier PLC (AE)                         536,585             4,739
Reuters Group PLC                              101,900               301
Rexam PLC                                      182,500             1,166
Rio Tinto PLC (AE)                             259,754             4,694
RMC Group PLC                                    7,400                47
Royal & Sun Alliance Insurance Group (AE)      835,627             1,516
Royal Bank of Scotland Group PLC (AE)          288,711             6,793
Safeway PLC                                    542,869             1,885
Scottish & Southern Energy PLC (AE)            168,503             1,671
Serco Group PLC (AE)                           183,200               428
Severn Trent PLC                                 6,400                66
Shell Transport & Trading Co. PLC (AE)       1,352,410             8,690
Shire Pharmaceuticals PLC (AE)                  20,000               161
Signet Group PLC                                78,100               109
Six Continents PLC                             447,206             3,631
Smith & Nephew PLC                             263,975             1,569
Smiths Group PLC                                79,600               913
Stagecoach Group PLC                           138,800                32
Standard Chartered PLC                         122,100             1,421
Tate & Lyle PLC                                132,200               698
Taylor Nelson Sofres PLC                        78,000               171
Tomkins PLC                                     86,200               267
Trinity Mirror PLC                              32,800               184
Unilever PLC (AE)                              782,604             7,732
United Business Media PLC                      176,011               705
United Utilities PLC                            51,800               479
Vodafone Group PLC (AE)                      7,965,753            12,804
Vodafone Group PLC - ADR                        24,300               387
Whitbread PLC (AE)                              78,900               675
William Hill PLC                               153,113               518
Willis Group Holdings, Ltd. (AE)                55,264             1,691
Wimpey George PLC                               57,300               247
Wolseley PLC                                    89,800               752
WPP Group PLC (AE)                              74,100               503
Xstrata PLC (AE)                                16,000               166
                                                                 -------
                                                                 203,275
                                                                 -------

United States - 0.0%
Agrium, Inc.                                     1,590                16
                                                                 -------

Total Common Stocks
(cost $952,988)                                                  849,387
                                                                 -------

                                              Notional
                                               Amount
                                               (000)
                                                 $
                                             ---------
Options Purchased - 0.4%
(Number of Contracts)
Luxembourg - 0.4%
Amsterdam Exchanges Index Futures
  Nov 2002 336.20 Call (28)                      1,840             2,810
Bel20 Index Futures
  Nov 2002 1,996.14 Call (131)                   5,113             1,297
                                                                 -------
                                                                   4,107
                                                                 -------
Switzerland - 0.0%
Swiss Market Index Futures
  Dec 2002 4,831.00 Put (5)                        161                13
  Dec 2002 4,570.64 Put (77)                     2,346               261
                                                                 -------
                                                                     274
                                                                 -------
Total Options Purchased
(cost $4,313)                                                      4,381
                                                                 -------

                                               Number
                                                 of
                                               Shares
                                             ---------
Preferred Stocks - 0.3%
Australia - 0.0%
News Corp., Ltd.                                54,282               268
                                                                 -------
Bermuda - 0.0%
Sanwa International Finance

  Bermuda Trust (AE)                         9,000,000                17
                                                                 -------
52 International Fund

International Fund

Statement of Net Assets, continued--October 31, 2002

                                                                    Market
                                                 Number              Value
                                                   of                (000)
                                                 Shares                $
--------------------------------------------------------------------------------
Brazil - 0.1%
Cia Vale do Rio Doce - ADR                          11,000                  281
Telecomunicacoes Brasileiras SA - ADR               44,300                  778
                                                                  -------------
                                                                          1,059
                                                                  -------------
Germany - 0.2%
Henkel KGaA                                          6,500                  412
Hugo Boss AG                                        23,425                  236
Porsche AG                                             500                  240
ProSieben SAT.1 Media AG (AE)                       26,849                  176
Volkswagen AG (AE)                                   8,100                  223
Wella AG (AE)                                        8,986                  473
                                                                  -------------
                                                                          1,760
                                                                  -------------
Total Preferred Stocks
(cost $ 4,035)                                                            3,104


                                               Principal
                                                Amount
                                                (000)
                                                  $
                                              ------------
Long-Term Investments - 0.0%
Luxembourg - 0.0%
Hellenic Exchangeable Finance SCA
   2.000% due 08/02/05                                  39                   40
                                                                  -------------
Total Long-Term Investments
(cost $ 38)                                                                  40
                                                                  -------------

Short-Term Investments - 8.3%
United States - 8.3%
Frank Russell Investment Company
    Money Market Fund (C)                           64,137               64,137
United States Treasury Bill
     1.540% due 12/19/02 (c)(y)(s)                     350                1,148
     1.610% due 12/19/02 (c)(y)(s)                   6,500                  349
     1.640% due 12/19/02 (c)(y)(s)                   5,500                6,486
     1.630% due 03/20/03 (y)(s)                      5,500                5,456
                                                                  -------------
Total Short-Term Investments
(cost $ 77,590)                                                          77,576
                                                                  -------------

Total Investments - 99.9%
(identified cost $ 1,038,896)                                           934,488

Other Assets and Liabilities,
Net - 0.1%                                                                1,223
                                                                  -------------
Net Assets - 100.0%                                                     935,711
                                                                  =============

                                                                   Unrealized
                                                Notional         Appreciation
                                                 Amount          (Depreciation)
Futures Contracts                                (000)                (000)
(Number of Contracts)                              $                    $
-------------------------------------------------------------------------------
Long Positions
CAC-40 Index (France)
  expiration date 12/02 (279)                        8,707                  558

DAX Index (Germany)
  expiration date 12/02 (112)                        8,840                  755

EUR STOXX 50 Index (EU)
  expiration date 12/02 (566)                       14,114                 (388)

FTSE-100 Index (UK)
  expiration date 12/02 (282)                       17,769                   19

Hang Seng Index (Hong Kong)
  expiration date 11/02 (127)                        7,654                 (288)

SPI 200 Index (Australia)
  expiration date 12/02 (74)                         3,132                  101

TOPIX Index (Japan)
  expiration date 12/02 (297)                       20,837                 (513)


TSE-60 Index (Canada)
  expiration date 12/02 (201)                        9,029                    2

Short Positions
CAC-40 Index (France)
  expiration date 11/02 (108)                        3,364                    8

IBEX Plus Index (Spain)
  expiration date 11/02 (27)                         1,639                  (69)

MIB 30 Index (Italy)
  expiration date 12/02 (26)                         3,071                   (6)

SPI 200 Index (Australia)
  expiration date 12/02 (81)                         3,428                 (134)
                                                                  -------------
Total Unrealized Appreciation
  (Depreciation) on Open Futures
  Contracts Purchased                                                        45
                                                                  =============

  See accompanying notes which are an integral part of the financial statements.

                                                           International Fund 53

International Fund

Statement of Net Assets, continued--October 31, 2002

                                                          Notional       Market
                                                           Amount        Value
Options Written                                            (000)         (000)
(Number of Contracts)                                        $             $
--------------------------------------------------------------------------------
Luxembourg
Amsterdam Exchanges Index Futures
  Nov 2002 336.60 Put (28)                                 1,840         (2,773)
Bel20 Index Futures
  Nov 2002 1996.14 Put (131)                               5,113         (1,352)

Switzerland
Swiss Market Index Futures
  Dec 2002 4,831.00 Call (5)                                 161            (17)
  Dec 2002 4,570.64 Call (77)                              2,346           (461)
                                                                       --------
Total Liability for Options Written
(premiums received $4,313)                                               (4,603)
                                                                       ========

                                                                        Market
                                                             % of       Value
Industry Diversification                                     Net        (000)
(Unaudited)                                                Assets         $
--------------------------------------------------------------------------------
Auto and Transportation                                      6.8         62,679
Consumer Discretionary                                      14.1        131,915
Consumer Staples                                             8.1         75,337
Financial Services                                          18.8        175,837
Health Care                                                  7.0         65,308
Integrated Oils                                              3.9         36,908
Materials and Processing                                     8.7         81,708
Miscellaneous                                                1.5         14,328
Options                                                      0.4          4,381
Other Energy                                                 4.4         41,445
Producer Durables                                            5.0         47,015
Technology                                                   3.0         27,633
Utilities                                                    9.9         92,378
Short-Term Investments                                       8.3         77,576
Long-Term Investments                                        0.0             40
                                                        --------      ---------
Total Investments                                           99.9        934,488
Other Assets and Liabilities, Net                            0.1          1,223
                                                        --------      ---------

Net Assets                                                 100.0        935,711
                                                        ========      =========

                                                                         Market
                                                            % of         Value
Geographic Diversification                                   Net         (000)
(Unaudited)                                                Assets          $
--------------------------------------------------------------------------------
Asia                                                        11.0        101,827
Europe                                                      38.2        357,843
Japan                                                       16.8        156,885
Latin America                                                0.7          6,449
Middle East                                                  0.3          3,116
United Kingdom                                              21.7        203,275
Options                                                      0.4          4,381
Other                                                        2.5         23,096
Short-Term Investments                                       8.3         77,576
Long-Term Investments                                        0.0             40
                                                        --------      ---------
Total Investments                                           99.9        934,488
Other Assets and Liabilities, Net                            0.1          1,223
                                                        --------      ---------
Net Assets                                                 100.0        935,711
                                                        ========      =========

See accompanying notes which are an integral part of the financial statements.

54 International Fund

International Fund

Statement of Net Assets, continued--October 31, 2002


Forward Foreign Currency Exchange Contracts
----------------------------------------------------------------------
                                                          Unrealized
                                                         Appreciation
     Amount               Amount                        (Depreciation)
      Sold                Bought         Settlement          (000)
     (000)                (000)             Date               $
---------------     -----------------    ----------     --------------
USD          18     AUD            32     11/06/02                 --
USD         271     AUD           500     12/18/02                  6
USD       1,480     AUD         2,700     12/18/02                 12
USD       2,723     AUD         5,000     12/18/02                 40
USD       3,531     CAD         5,500     12/18/02                (23)
USD       4,730     CAD         7,500     12/18/02                 53
USD         974     EUR         1,000     12/18/02                 14
USD       1,957     EUR         2,000     12/18/02                 19
USD       2,049     EUR         2,100     12/18/02                 26
USD       2,065     EUR         2,100     12/18/02                 10
USD       2,919     EUR         3,000     12/18/02                 45
USD      41,596     EUR        43,000     12/18/02                894
USD         622     GBP           400     12/18/02                  2
USD         776     GBP           500     12/18/02                  4
USD       1,544     GBP         1,000     12/18/02                 16
USD       1,552     GBP         1,000     12/18/02                  8
USD      32,253     GBP        21,000     12/18/02                501
USD         291     JPY        35,673     11/06/02                 --
USD         569     JPY        70,000     12/18/02                  4
USD         806     JPY       100,000     12/18/02                 12
USD       1,635     JPY       200,000     12/18/02                  1
USD       1,639     JPY       200,000     12/18/02                 (3)
USD       5,363     JPY       630,000     12/18/02               (209)
USD      18,891     JPY     2,300,000     12/18/02                (75)
USD         523     NOK         4,000     12/18/02                 11
USD         513     NZD         1,100     12/18/02                 19
USD       1,716     SEK        16,100     12/18/02                 35
AUD       1,000     USD           545     12/18/02                 (8)
CAD       1,600     USD         1,006     12/18/02                (15)
CHF         890     USD           591     11/14/02                (12)
CHF       5,400     USD         3,614     12/18/02                (49)
EUR       1,610     USD         1,564     11/14/02                (29)
EUR       1,000     USD           971     12/18/02                (17)
EUR       2,000     USD         1,963     12/18/02                (13)
EUR       2,000     USD         1,965     12/18/02                (12)
EUR       3,000     USD         2,911     12/18/02                (54)
EUR       5,000     USD         4,837     12/18/02               (103)
EUR      10,000     USD         9,766     12/18/02               (115)
GBP         740     USD         1,148     11/14/02                 (9)
GBP         800     USD         1,217     12/18/02                (31)
GBP       1,000     USD         1,554     12/18/02                 (6)
GBP       2,000     USD         3,090     12/18/02                (30)
GBP       8,500     USD        13,051     12/18/02               (207)
JPY       6,096     USD            50     11/06/02                 --
JPY     157,650     USD         1,324     11/14/02                 36
JPY     100,000     USD           817     12/18/02                 (1)
JPY     200,000     USD         1,604     12/18/02                (32)
JPY     300,000     USD         2,463     12/18/02                  9
NOK         590     USD            77     11/14/02                 (2)
NOK       4,000     USD           536     12/18/02                  3
NZD         200     USD            95     12/18/02                 (2)
SEK       1,010     USD           108     11/14/02                 (2)
SEK       5,700     USD           613     12/18/02                 (6)
SGD         500     USD           287     12/18/02                  4
                                                        -------------
                                                                  719
                                                        =============

  See accompanying notes which are an integral part of the financial statements.

                                                           International Fund 55

International Fund

Statement of Net Assets, continued--October 31, 2002

Foreign Currency Exchange Spot Contracts
--------------------------------------------------------------------------------
                                                        Unrealized
                                                       Appreciation
    Amount               Amount                       (Depreciation)
     Sold                Bought        Settlement         (000)
     (000)               (000)           Date               $
---------------      -------------     ----------     --------------
USD           4      AUD         7      11/04/02                 --
USD           8      AUD        14      11/04/02                 --
USD         105      CHF       155      11/04/02                 --
USD         105      CHF       155      11/04/02                 --
USD         101      EUR       102      11/01/02                  1
USD          15      EUR        16      11/04/02                 --
USD          42      EUR        42      11/04/02                 --
USD         151      EUR       154      11/04/02                  1
USD       1,068      EUR     1,080      11/05/02                  2
USD          24      GBP        15      11/04/02                 --
USD         113      GBP        72      11/04/02                 --
USD       1,091      GBP       700      11/04/02                  5
USD         396      GBP       253      11/05/02                 --
USD          63      HKD       488      11/01/02                 --
USD           6      JPY       736      11/01/02                 --
USD          26      JPY     3,187      11/01/02                 --
USD           6      JPY       733      11/05/02                 --
USD          30      JPY     3,680      11/05/02                 --
USD          38      JPY     4,649      11/05/02                 --
USD         100      JPY    12,271      11/05/02                 --
USD         102      JPY    12,544      11/05/02                 --
USD         105      JPY    12,891      11/05/02                 --
USD         110      JPY    13,514      11/05/02                 --
USD         209      JPY    25,634      11/05/02                 --
USD         254      JPY    31,037      11/05/02                 --
USD          32      MYR       123      11/01/02                 --
USD          29      MYR       111      11/05/02                 --
USD          17      PLN        67      11/04/02                 --
USD         179      SEK     1,647      11/05/02                  1
AUD          66      USD        36      11/01/02                 (1)
AUD         180      USD        99      11/01/02                 (1)
AUD          34      USD        19      11/04/02                 --
AUD          58      USD        32      11/04/02                 --
AUD         179      USD        99      11/04/02                 (1)
CAD           2      USD         1      11/01/02                 --
CAD           7      USD         4      11/01/02                 --
CAD          15      USD         9      11/01/02                 --
CAD          58      USD        37      11/01/02                 --
CAD         114      USD        73      11/01/02                 --
CAD         298      USD       190      11/01/02                 --
CAD           7      USD         4      11/04/02                 --
CAD          76      USD        48      11/04/02                 --
CAD          99      USD        64      11/04/02                 --
CHF         284      USD       190      11/01/02                 (2)
CHF         333      USD       224      11/04/02                 (2)
CHF          74      USD        50      11/05/02                 --
EUR           4      USD         4      11/01/02                 --
EUR           5      USD         5      11/01/02                 --
EUR           8      USD         8      11/01/02                 --
EUR         226      USD       222      11/01/02                 (2)
EUR          11      USD        11      11/04/02                 --
EUR          25      USD        24      11/04/02                 --
EUR          79      USD        78      11/04/02                 --
EUR         195      USD       193      11/04/02                 (1)
GBP           2      USD         3      11/01/02                 --
GBP          64      USD       100      11/01/02                 (1)
GBP         174      USD       271      11/01/02                 (2)
GBP         228      USD       354      11/01/02                 (2)
HKD         129      USD        16      11/01/02                 --
HKD         160      USD        20      11/04/02                 --
JPY         221      USD         2      11/01/02                 --
JPY         270      USD         2      11/01/02                 --
JPY         648      USD         5      11/01/02                 --
JPY       1,050      USD         9      11/01/02                 --
JPY       2,496      USD        20      11/01/02                 --
JPY       3,788      USD        31      11/01/02                 --
JPY       4,032      USD        33      11/01/02                 --
JPY       5,085      USD        41      11/01/02                 --
JPY       7,498      USD        61      11/01/02                 --
JPY      14,813      USD       120      11/01/02                 (1)
JPY      18,776      USD       152      11/01/02                 (1)
JPY         653      USD         5      11/05/02                 --
JPY         820      USD         7      11/05/02                 --
JPY         946      USD         8      11/05/02                 --
JPY       1,033      USD         8      11/05/02                 --
JPY       3,452      USD        28      11/05/02                 --
JPY       5,093      USD        41      11/05/02                 --
JPY       8,354      USD        68      11/05/02                 --
JPY      10,481      USD        86      11/05/02                 --
JPY      22,412      USD       183      11/05/02                 --
JPY     127,835      USD     1,039      11/05/02                 (5)
NOK         126      USD        17      11/05/02                 --
SEK       1,022      USD       110      11/01/02                 (1)
SEK       1,330      USD       144      11/04/02                 (1)
SGD          48      USD        27      11/01/02                 --
                                                      -------------
                                                                (14)
                                                      =============

See accompanying notes which are an integral part of the financial statements.

56 International Fund

Fixed Income I Fund

Portfolio Management Discussion--October 31, 2002 (Unaudited)

--------------------------------------------------------------------------------
Objective: To provide effective diversification against equities and a stable level of cash flow by investing in fixed-income securities.

Invests in: Fixed-income securities.

Strategy:   The Fund uses a multi-style, multi-manager strategy and employed three managers with distinct approaches to managing portfolios of intermediate-maturity, investment-grade fixed-income securities.

                                     [GRAPHIC]


Fixed Income I Fund - Class I
--------------------------------------------------------------------------------
 Periods Ended      Growth of          Total
   10/31/02          $10,000          Return
---------------   -------------   -------------

1 Year              $ 10,538           5.38%
5 Years             $ 14,061           7.05%(S)
10 Years            $ 20,203           7.28%(S)


Fixed Income I Fund - Class E ##
--------------------------------------------------------------------------------
 Periods Ended      Growth of          Total
   10/31/02          $10,000          Return
---------------   -------------   -------------

1 Year             $  10,510           5.10%
5 Years            $  13,938           6.86%(S)
10 Years           $  20,025           7.19%(S)


Fixed Income I Fund - Class Y ###
--------------------------------------------------------------------------------
 Periods Ended      Growth of          Total
   10/31/02          $10,000          Return
---------------   -------------   -------------

1 Year              $ 10,550           5.50%
5 Years             $ 14,094           7.10%(S)
10 Years            $ 20,249           7.31%(S)

Lehman Brothers Aggregate Bond Index
--------------------------------------------------------------------------------
 Periods Ended      Growth of          Total
   10/31/02          $10,000          Return
---------------   -------------   -------------

1 Year              $ 10,589           5.89%
5 Years             $ 14,307           7.43%(S)
10 Years            $ 20,551           7.47%(S)

Performance Review

For the year ended October 31, 2002, the Fixed Income I Fund Class I, Class E, and Class Y shares reflected total returns of 5.38%, 5.10%, and 5.50% respectively. This compared to a gain of 5.89% for the Lehman Brothers Aggregate Bond Index. This underperformance was primarily due to the Fund's greater emphasis on investing in higher yielding debt versus its benchmark.

Fixed income markets responded to investors' changing perceptions of the macro-economic environment during this period. From November 2001 to March 2002, rates rose causing credit sectors to outperform in reaction to initial positive economic indicators and statements from Federal Reserve Chairman Alan Greenspan. The latter half of the fiscal year was the opposite, during which rates fell and investors favored ratings quality. This caused non-treasury sectors to underperform relative to equivalent treasuries.

58 Fixed Income I Fund

Fixed Income I Fund

Portfolio Management Discussion--October 31, 2002 (Unaudited)

Market and Portfolio Highlights
The past fiscal year was one in which active managers had difficulty outperforming the benchmark Lehman Brothers' Aggregate Bond Index. While moderately underperforming the benchmark, the Fund's managers nevertheless outperformed peers. This environment was hostile for active managers for several reasons: rates were volatile, non-treasury sectors (investment grade corporate bonds, mortgages, asset-backed securities) underperformed - active managers tend to use these sectors as a source of excess return over treasuries; and high numbers of corporate bonds were downgraded as economic growth was uncertain and corporations' ability to service their debt was questioned.

The market was not favorable to the Fund's strategy of overweighting non-treasury sectors. Corporate bonds underperformed during the fiscal period, and the Fund's overweight to this sector resulted in benchmark-relative underperformance. While the portfolio's overweight in the mortgage sector helped reduce the negative impact of its exposure to corporate issues, the outperformance of mortgages was less than the Fund's corporate sector underperformance. The Funds' multi-manager strategy had a positive effect on returns since holdings were more diversified than those of the average single-manager fund, as determined by comparison to other funds with similar investment goals in the industry.

Lincoln Capital outperformed both peers and the Fund's benchmark. This outperformance was achieved primarily during the first half of the fiscal period and was a result of the manager's decision to overweight the corporate bond sector when it declined immediately following the events of September 11, 2001. Lincoln was well positioned to take advantage of the corporate sector's rebound in the months that followed. Lincoln's returns closely matched the benchmark in the latter half of the fiscal year.

PIMCo performed well compared to peers during most of the period. The firm favored treasuries and mortgages, a strategy which was rewarded in the market's flight to quality. Yet, PIMCo underperformed the benchmark mostly due to specific holdings such as El Paso, Sprint, AT&T, and AOL, which performed poorly due to accounting irregularities, credit downgrades and/or investor disfavor due to high balance sheet debt levels.

TimesSquare Capital Management replaced Standish, Ayer & Wood in November 2001. TimesSquare was selected with a mandate to invest in any sector, with a slight bias toward corporate bonds relative to the benchmark. Changes in Standish's staffing, investment process and its investment philosophy made the firm's product less desirable from a structural standpoint.

TimesSquare made positive contributions to performance by using derivatives as a hedge to lengthen the average maturity of the Fund during the last few months of the fiscal period. Since the firm increased exposure to corporate bonds early in the period, this strategy enabled it to continue holding issues it deemed a good value that were not favored by the market at the time.

 Top Ten Issuers
 (as a percent of Total Investments)                            October 31, 2002

Federal National Mortgage Association                                    24.5%
United States Treasury                                                   13.0
Federal Home Loan Mortgage Corp.                                          9.7
Government National Mortgage Association                                  5.6
General Motors Acceptance Corp.                                           1.5
Federal Home Loan Bank                                                    1.4
Deutsche Bundesrepublik                                                   1.0
MBNA Master Credit Card                                                   0.8
Residential Asset                                                         0.7
Ford Motor Credit Co.                                                     0.6

 Portfolio Characteristics

                                                                October 31, 2002

Weighted Average Quality Diversification                                    Aaa
Weighted Average Years-to-Maturity                                     4.6 Year
Weighted Average Duration                                             4.0 Years
Current Yield (SEC 30-day standardized)
    Class I                                                                 4.2%
    Class E                                                                 3.9%
    Class Y                                                                 4.2%
Number of Issues                                                          1,092
Number of Issuers                                                           704

 Money Managers                                                        Styles

Lincoln Capital Management Company                                 Enhanced Core
Pacific Investment Management Company, LLC                       Sector Rotation
TimesSquare Capital Management, Inc.                             Sector Rotation

                        ________________________________

*      Fixed Income I Fund Class I assumes initial investment on November 1,
       1992.

** Lehman Brothers Aggregate Bond Index is composed of securities from Lehman Brothers Government/Corporate Bond Index, Mortgage-Backed Securities Index, and the Asset-Backed Securities Index. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indexes are rebalanced monthly by market capitalization.

## Prior to April 1, 1995, Fund performance results are reported gross of investment management fees. For the period following April 1, 1995, Fund performance results are reported net of investment management fees but gross of any investment services fees. Information concerning these fees can be obtained from the Fund's Advisor upon request.

#### Fixed Income I Fund Class I performance has been linked with Class E to provide historical perspective. From May 14, 1999 (commencement of sale) through the current period, Class E paid shareholder service fees. Total return would have been lower had these fees been in effect during prior reporting periods.

###### Fixed Income I Fund Class I performance has been linked with Class Y to provide historical perspective. From March 29, 2000 (commencement of sale) through the current period, Class Y administrative fees were reduced. Total return would have been higher had this level of fees been in effect during prior reporting periods.

(S)    Annualized.

Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results.

                                                          Fixed Income I Fund 59

Fixed Income I Fund

Statement of Net Assets--October 31, 2002

                                                  Principal           Market
                                                   Amount             Value
                                                   (000)              (000)
                                                     $                  $
----------------------------------------------------------------------------
Long-Term Investments - 112.8%
Asset-Backed Securities - 12.6%
American Express Master Trust
  Series 2001-1 Class A
   1.893% due 09/15/05 (E)                         3,580               3,584
  Series 2002-1 Class A
   1.873% due 12/15/05 (E)                           945                 946
  Series 2002-2 Class A
   1.853% due 05/15/06 (E)                         2,600               2,599
AmeriCredit Automobile Receivables Trust
  Series 2002-A Class A3
   2.000% due 10/12/06 (E)                         4,370               4,371
  Series 2002-B Class A4
   4.460% due 04/12/09                             2,820               2,943
Amortizing Residential Collateral Trust
  Series 2002-BC6 Class A2
   2.180% due 08/25/32 (E)                         4,583               4,581
ARG Funding Corp.
  Series 2002-2A Class A
   3.080% due 02/20/06                             1,700               1,700
Bombardier Receivables Master Trust I
  Series 2000-1 Class A
   1.973% due 09/15/05 (E)                         7,500               7,488
Capital One Master Trust
  Series 2002-3A Class A
   1.920% due 02/15/08 (E)                         5,105               5,105
Carco Auto Loan Master Trust
  Series 2000-B Class A1
   1.883% due 10/17/05 (E)                         1,015               1,015
Case Equipment Loan Trust
  Series 1999-B Class A4
   6.900% due 06/15/06                               759                 771
Charter Equipment Lease Trust
  Series 1999-1 Class A4
   7.070% due 01/25/06                             1,061               1,087
Chase Credit Card Master Trust
  Series 1997-4 Class A
   1.960% due 08/15/05 (E)                         1,840               1,840
  Series 2002-2 Class A
   1.850% due 07/16/07 (E)                         2,065               2,066
  Series 2002-6 Class A
   1.860% due 01/15/08 (E)                         3,055               3,053
Chase Funding Mortgage Loan
  Asset-Backed Certificates
  Series 2001-4 Class 1A1
   2.050% due 04/25/16 (E)                           701                 702
  Series 2002-1 Class 1A1
   1.970% due 02/25/17 (E)                           661                 661
Chase Manhattan Auto Owner Trust
  Series 2002-B Class A3
   3.580% due 05/15/06                             4,120               4,222
Chesapeake Funding LLC
  Series 2002-1 Class A1
   2.000% due 06/07/07 (E)                         1,475               1,475
Circuit City Credit Card Master Trust
  Series 2000-1 Class A
   2.033% due 02/15/06 (E)                         1,125               1,125
Citibank Credit Card Issuance Trust
  Series 2001-A6 Class A6
   5.650% due 06/16/08                             1,875               2,044
CNH Equipment Trust
 Series 2001-A Class A3
   1.973% due 11/15/05 (E)                         3,024               3,022
Conseco Finance Securitizations Corp.
  Series 2001-1 Class A1A
   1.950% due 07/01/32 (E)                            30                  30
  Series 2001-3 Class A1
   1.950% due 05/01/33 (E)                           799                 798
Delta Air Lines, Inc.
   7.570% due 11/18/10                               865                 787
Detroit Edison Securitization Funding LLC
  Series 2001-1 Class A3
   5.875% due 03/01/10                             1,675               1,841
Discover Card Master Trust I
  Series 2000-3 Class A
   1.923% due 09/16/05 (E)                           100                 100
  Series 2002-1 Class A
   1.873% due 07/15/07 (E)                         1,525               1,526
  Series 2000-2 Class A
   1.983% due 09/18/07 (E)                         3,620               3,630
DVI Receivables Corp.
  Series 2002-1 Class A3A
   2.150% due 06/11/10 (E)                         1,585               1,585
First Deposit Master Trust
  Series 1996-1 Class A
   1.973% due 08/15/07 (E)                         4,100               4,102
First Franklin Mortgage Loan
Asset Backed Certificates
  Series 2002-FF1 Class 1A1
   1.960% due 04/25/32 (E)                         1,444               1,444
  Series 2002-FF1 Class 1A2
   3.790% due 04/25/32                             3,590               3,616
First Franklin NIM Trust
  Series 2002-FF1 Class A
   7.870% due 04/25/32                               695                 693
First USA Credit Card Master Trust
  Series 1999-1 Class A
   1.980% due 10/19/06 (E)                           700                 701
Fleet Credit Card Master Trust II
  Series 2000-B Class A
   1.913% due 09/15/05 (E)                         1,575               1,575
  Series 2001-C Class A
   3.860% due 03/15/07                             1,300               1,342
  Series 2002-A Class A
   1.853% due 10/15/07 (E)                         4,780               4,779
Ford Credit Auto Owner Trust
  Series 2001-E Class A3
   1.943% due 03/15/05 (E)                         4,845               4,848
  Series 2002-A Class A3B
   1.923% due 01/15/06 (E)                         1,570               1,571

60 Fixed Income I Fund

Fixed Income I Fund

Statement of Net Assets, continued--October 31, 2002

                                                     Principal          Market
                                                       Amount            Value
                                                        (000)            (000)
                                                          $                $
--------------------------------------------------------------------------------
Ford Credit Floorplan Master Owner Trust
 Series 2001-1 Class A
  1.893% due 07/17/06 (E)                                3,075            3,078
Greyhound Funding LLC
 Series 2001-1 Class A1
  2.060% due 09/07/06 (E)                                2,750            2,752
Honda Auto Receivables Owner Trust
 Series 2002-2 Class A4
  4.490% due 09/17/07                                    1,350            1,417
MBNA Credit Card Master Note Trust
 Series 2002-C1 Class C1
  6.800% due 07/15/14                                    1,375            1,445
MBNA Master Credit Card Trust USA
 Series 1996-E Class A
  1.973% due 10/15/05 (E)                                1,200            1,200
 Series 1998-C Class C
  6.350% due 11/15/05                                    2,500            2,559
 Series 2000-C Class A
  1.963% due 07/15/07 (E)                                6,390            6,406
Metris Master Trust
 Series 2002-3A Class A
  2.130% due 05/20/09 (E)                                1,520            1,513
MMCA Automobile Trust
 Series 2001-1 Class A3
  1.983% due 05/15/05 (E)                                  746              746
 Series 2000-2 Class A4
  6.860% due 06/15/05                                    1,885            1,979
 Series 2001-2 Class A3
  1.983% due 09/15/05 (E)                                1,620            1,620
National City Auto Receivables Trust
 Series 2002-A Class A4
  4.830% due 08/15/09                                    4,800            5,054
Nelnet Student Loan Trust
 Series 2002-2 Class A2
  1.797% due 06/25/11 (E)                                1,915            1,915
NPF XII, Inc.
 Series 2002-1A Class A
  2.470% due 05/02/05                                    3,235            3,235
Rental Car Finance Corp.
 Series 2002-1A Class A
  2.090% due 08/25/06                                    1,555            1,560
Residential Asset Mortgage Products, Inc.
 Series 2002-RZ1 Class A1
  2.020% due 08/25/20 (E)                                2,528            2,528
 Series 2002-RS2 Class AI1
  1.990% due 04/25/21 (E)                                1,189            1,188
 Series 2002-RZ2 Class A1
  1.970% due 11/25/21 (E)                                  780              780
 Series 2002-RS5 Class AII
  2.180% due 09/25/32 (E)                                1,424            1,425
Ryder Vehicle Lease Trust
 Series 2001-A Class A3
  5.520% due 05/16/05                                    1,295            1,312
Sears Mortgage Securities Corp.
 Series 1992 Class A
  9.000% due 10/25/22                                      314              368
SLM Student Loan Trust
 Series 1998-2 Class A1
  2.258% due 04/25/07 (E)                                1,494            1,496
Superior Wholesale Inventory
Financing Trust
 Series 2001-A6 Class A
  1.893% due 01/16/06 (E)                                  295              295
 Series 2001-A7 Class A
  1.893% due 03/15/06 (E)                                3,020            3,021
 Series 2000-A Class A
  1.905% due 04/15/07 (E)                                2,530            2,534
Systems 2001 AT LLC
  7.156% due 12/15/11                                      516              556
Toyota Auto Receivables Owner Trust
 Series 2001-A Class A4
  1.913% due 09/17/07 (E)                                2,425            2,426
United AirLines, Inc.
  7.730% due 07/01/10                                      690              491
Wal-Mart Stores, Inc.
  8.800% due 12/30/14                                      360              435
WFS Financial Owner Trust
 Series 2002-2 Class A3
  3.810% due 02/20/07                                    1,950            2,003
World Financial Network Credit Card
Master Trust
 Series 2001-A Class A
  2.043% due 06/16/08 (E)                                6,200            6,202
World Omni Master Owner Trust
 Series 2001-1 Class A
  1.933% due 02/15/06 (E)                                1,840            1,840
                                                                    -----------
                                                                        156,747
                                                                    -----------

Corporate Bonds and Notes - 20.0%
Abbott Laboratories
  5.125% due 07/01/04                                    1,750            1,840
Ahold Finance USA, Inc.
  6.250% due 05/01/09                                    1,035            1,010
Alabama Power Co.
 Series N
  4.875% due 09/01/04                                      975            1,011
Alcoa, Inc.
  7.375% due 08/01/10                                      990            1,152
Allegiance Corp.
  7.000% due 10/15/26                                      100              109
Amerada Hess Corp.
  7.875% due 10/01/29                                    1,000            1,113
American Electric Power Co., Inc.
 Series A
  6.125% due 05/15/06                                      900              851
American Express Co.
  6.875% due 11/01/05                                      155              170

                                                          Fixed Income I Fund 61

Fixed Income I Fund

Statement of Net Assets, continued--October 31, 2002


                                            Principal           Market
                                             Amount             Value
                                              (000)             (000)
                                                $                 $
--------------------------------------------------------------------------------
American General Finance Corp.
 Series MTNG
  5.375% due 10/01/12                          1,300             1,287
Anadarko Finance Co.
 Series B
  7.500% due 05/01/31                          1,500             1,713
AOL Time Warner, Inc.
  5.625% due 05/01/05                          1,120             1,103
  6.125% due 04/15/06                          1,340             1,323
  6.750% due 04/15/11                            860               843
  7.625% due 04/15/31                          4,465             4,069
Appalachian Power Co.
  6.800% due 03/01/06                            505               530
Archer-Daniels-Midland Co.
  8.375% due 04/15/17                            900             1,149
Associates Corp. Of North America
  5.500% due 02/15/04                          1,500             1,567
  6.000% due 07/15/05                            225               240
AT&T Corp.
  6.000% due 03/15/09                          1,700             1,624
  6.500% due 03/15/29                            400               344
  8.625% due 12/01/31                            440               411
AT&T Corp. Step Up Bond
  8.000% due 11/15/31                          2,250             2,149
AT&T Wireless Services, Inc.
  8.125% due 05/01/12                          3,055             2,643
  8.750% due 03/01/31                          1,250               975
BAE Systems Holdings, Inc.
  6.400% due 12/15/11                          1,000             1,034
Bank of America Corp.
  7.800% due 02/15/10                            215               253
Bank of New York Co., Inc. (The)
  6.500% due 12/01/03                            280               293
Bank One Corp.
  5.250% due 01/30/13                          1,865             1,892
BankBoston Corp.
 Series B
  8.250% due 12/15/26                            290               293
Barnett Banks, Inc.
  6.900% due 09/01/05                            665               734
Bell Telephone Co. Of Pennsylvania
  8.350% due 12/15/30                            645               704
Bellsouth Capital Funding
  7.875% due 02/15/30                          1,000             1,180
Beneficial Corp.
  8.400% due 05/15/08                            757               744
Boeing Capital Corp.
  7.100% due 09/27/05                            500               539
 Series MTNX
  6.350% due 11/15/07                            950             1,014
  5.800% due 01/15/13                            300               292
Bristol-Myers Squibb Co.
  6.875% due 08/01/97                          1,300             1,332
Burlington Northern Santa Fe Corp.
  6.875% due 12/01/27                            420               436
Campbell Soup Co.
  5.875% due 10/01/08                            250               273
  6.750% due 02/15/11                            375               419
  8.875% due 05/01/21                            500               647
Carolina Power & Light Co.
  6.875% due 08/15/23                            250               249
CarrAmerica Realty Corp.
  7.125% due 01/15/12                            840               904
Caterpillar Financial Services Corp.
 Series MTND
  9.500% due 02/06/07                             80                97
Champion International Corp.
  6.400% due 02/15/26                            570               617
Chesapeake & Potomac Telephone
  8.375% due 10/01/29                            405               451
Chrysler Corp.
  7.450% due 03/01/27                          1,590             1,591
Cincinnati Gas & Electric
  5.700% due 09/15/12                            275               277
CIT Group, Inc.
  5.625% due 05/17/04                            670               670
  5.750% due 09/25/07                             55                54
  6.875% due 11/01/09                            110               109
  7.750% due 04/02/12                          4,200             4,309
CitiFinancial
  7.875% due 07/15/04                            625               680
  6.500% due 06/01/05                            300               324
  8.700% due 06/15/10                            795               962
Citigroup, Inc.
  7.250% due 10/01/10                          1,265             1,430
  5.625% due 08/27/12                          2,360             2,430
  6.875% due 02/15/98 (beta)                     920               933
Clear Channel Communications, Inc.
  6.000% due 11/01/06                            200               206
Coca-Cola Enterprises, Inc.
  5.375% due 08/15/06                            550               593
  7.000% due 10/01/26                            665               750
  6.950% due 11/15/26                            100               109
Comcast Cable Communications
  8.375% due 05/01/07                          1,105             1,127
  6.200% due 11/15/08                            950               906
  7.125% due 06/15/13                            400               381
Conagra Foods, Inc.
  7.400% due 09/15/04                             80                86
  7.875% due 09/15/10                          1,000             1,203
Consolidated Edison Co. of New York
 Series 98-A
  6.250% due 02/01/08                          1,015             1,125
  8.125% due 05/01/10                            500               605
Constellation Energy Group, Inc.
  6.125% due 09/01/09                            380               362

62 Fixed Income I Fund

Fixed Income I Fund

Statement of Net Assets, continued--October 31, 2002

                                               Principal         Market
                                                Amount            Value
                                                 (000)            (000)
                                                   $                $
--------------------------------------------------------------------------------
Countrywide Home Loans, Inc.
 Series MTNJ
  5.500% due 08/01/06                              500              518
 Series MTNK
  5.500% due 02/01/07                              180              188
 Series MTNH
  6.250% due 04/15/09                            1,390            1,471
COX Communications, Inc.
  7.875% due 08/15/09                               65               70
  6.750% due 03/15/11                              450              455
Credit Suisse First Boston USA, Inc.
  5.875% due 08/01/06                            1,240            1,290
CRH America, Inc.
  6.950% due 03/15/12                              870              972
CVS Corp.
  5.625% due 03/15/06                              900              945
DaimlerChrysler NA Holding Corp.
  6.400% due 05/15/06                            1,005            1,068
Deere & Co.
  8.100% due 05/15/30                              415              518
Delphi Corp.
  6.125% due 05/01/04                               90               93
Detroit Edison Co.
  6.125% due 10/01/10                              275              295
  6.350% due 10/15/32                              145              146
Devon Energy Corp.
  7.950% due 04/15/32                              935            1,080
Dow Chemical Co. (The)
  7.375% due 11/01/29                            1,340            1,272
DTE Energy Co.
  6.450% due 06/01/06                              475              507
Du Pont EI de Nemours & Co.
  6.750% due 10/15/04                              650              708
  6.750% due 09/01/07                               75               86
Duke Energy Corp.
 Series B
  6.875% due 08/01/23                              700              690
  7.000% due 07/01/33                            1,030            1,017
Duke Energy Field Services LLC
  7.500% due 08/16/05                              570              575
Duke Realty, LP
  5.875% due 08/15/12                              665              661
Eastman Chemical Co.
  7.000% due 04/15/12                              260              288
EL Paso Corp.
  7.000% due 05/15/11                               70               46
  8.050% due 10/15/30                            3,000            1,830
  7.750% due 01/15/32                            1,260              781
Eli Lilly & Co.
  6.770% due 01/01/36                              785              835
EOP Operating, LP
  7.000% due 07/15/11                              850              912
Exelon Corp.
  6.750% due 05/01/11                              950            1,016
FedEx Corp.
  6.875% due 02/15/06                              440              485
  7.600% due 07/01/97 (p)                          200              202
Fifth Third Bancorp
  6.750% due 07/15/05                              900              986
Fifth Third Bank Michigan
  7.750% due 08/15/10                              605              674
Fifth Third Capital Trust I
 Series A
  8.136% due 03/15/27                              840              913
First Bank National Assn.
  5.700% due 12/15/08                              450              486
First Union Capital Markets Corp.
  7.935% due 01/15/27                              175              185
First Union Institutional Capital I
  8.040% due 12/01/26                              100              105
First Union National Bank
 Series BKNT
  7.125% due 10/15/06                              625              709
FirstEnergy Corp.
 Series C
  7.375% due 11/15/31                            2,475            2,151
FleetBoston Financial Corp.
  8.125% due 07/01/04                              675              726
  7.250% due 09/15/05                              500              547
  6.875% due 01/15/28                               76               74
Florida Power & Light Co.
  6.875% due 12/01/05                            4,000            4,383
Ford Motor Co.
  6.375% due 02/01/29                              245              169
  7.450% due 07/16/31                            1,130              863
  8.900% due 01/15/32                              470              413
Ford Motor Credit Co.
  6.750% due 05/15/05                              550              523
  6.875% due 02/01/06                            3,520            3,295
  7.375% due 10/28/09                            2,375            2,150
  7.375% due 02/01/11                            1,170            1,046
Foster's Finance Corp.
  6.875% due 06/15/11                              480              544
FPL Group Capital, Inc.
  6.125% due 05/15/07                              855              894
GE Global Insurance Holdings Corp.
  6.450% due 03/01/19                              900              873
General Electric Capital Corp.
  8.850% due 04/01/05                              185              211
 Series MTNA
  6.800% due 11/01/05                              760              839
  8.300% due 09/20/09                              470              554
 Series MTNA
  5.875% due 02/15/12                              730              768
 Series MTNA
  6.000% due 06/15/12                            1,290            1,373
 Series MTNA
  6.750% due 03/15/32                              945              988

                                                          Fixed Income I Fund 63

Fixed Income I Fund

Statement of Net Assets, continued--October 31, 2002

                                                      Principal        Market
                                                       Amount          Value
                                                       (000)           (000)
                                                         $               $
--------------------------------------------------------------------------------
General Motors Acceptance Corp.
  2.070% due 11/07/03 (E)                               1,000            972
  2.560% due 01/20/04 (E)                                 600            581
  2.270% due 07/20/04 (E)                               1,500          1,419
  2.178% due 07/30/04 (E)                               2,000          1,890
  6.750% due 01/15/06                                   1,665          1,660
  6.125% due 09/15/06                                   1,895          1,846
  7.250% due 03/02/11                                   3,015          2,843
  6.875% due 09/15/11                                   1,380          1,261
  7.000% due 02/01/12                                     500            459
  8.000% due 11/01/31                                   5,065          4,481
Golden West Financial Corp.
  4.125% due 08/15/07                                     360            368
  4.750% due 10/01/12                                     315            311
Goldman Sachs Group, Inc.
  7.350% due 10/01/09                                   1,445          1,618
  6.875% due 01/15/11                                     795            880
  6.600% due 01/15/12                                     405            442
Grand Metropolitan Investment Corp.
  7.450% due 04/15/35                                     425            505
GTE California, Inc.
 Series F
  6.750% due 05/15/27                                     700            648
Hartford Financial Services Group, Inc.
  7.750% due 06/15/05                                      70             77
  6.375% due 11/01/08                                   1,200          1,296
Hertz Corp.
  9.000% due 11/01/09                                     390            365
HJ Heinz Finance Co.
  6.750% due 03/15/32                                     360            389
Household Finance Corp.
  8.000% due 05/09/05                                     750            714
  7.200% due 07/15/06                                     770            708
  5.750% due 01/30/07                                     960            859
  6.375% due 10/15/11                                     345            296
  7.000% due 05/15/12                                   1,105            985
ING Capital Funding Trust III
  8.439% due 12/29/49 (p)                               1,340          1,525
International Lease Finance Corp.
  6.375% due 03/15/09                                     400            406
International Paper Co.
  5.850% due 10/30/12                                      90             92
ITT Industries, Inc.
  7.400% due 11/15/25                                     855            883
John Deere Capital Corp.
  7.000% due 03/15/12                                     405            471
JP Morgan Chase & Co.
  5.350% due 03/01/07                                     390            410
  6.750% due 02/01/11                                     760            817
JPM Capital Trust I
  7.540% due 01/15/27                                     285            281
Kellogg Co.
 Series B
  7.450% due 04/01/31                                     475            557
Keycorp
  8.000% due 07/01/04                                     200            217
  7.500% due 06/15/06                                     875            982
KeySpan Corp.
  7.625% due 11/15/10                                     960          1,114
KFW International Finance
 Series DTC
  3.750% due 10/01/04                                   1,425          1,466
Kohl's Corp.
  6.300% due 03/01/11                                     780            853
Kroger Co.
  6.800% due 04/01/11                                   1,425          1,559
  6.750% due 04/15/12                                     400            434
  7.500% due 04/01/31                                     465            492
Legg Mason, Inc.
  6.750% due 07/02/08                                     405            446
Lehman Brothers Holdings, Inc.
  7.750% due 01/15/05                                   2,270          2,474
  7.000% due 02/01/08                                      35             38
  6.625% due 01/18/12                                     490            514
Liberty Property-LP
  8.500% due 08/01/10                                      40             47
  7.250% due 03/15/11                                     910          1,001
Lincoln National Corp.
  7.250% due 05/15/05                                     450            488
  6.500% due 03/15/08                                     250            267
Lockheed Martin Corp.
  8.500% due 12/01/29                                     950          1,204
Loral Corp.
  7.000% due 09/15/23                                     900            953
  8.375% due 06/15/24                                      75             91
Lowe's Cos., Inc.
  6.875% due 02/15/28                                     520            540
Manufacturers & Traders Trust Co.
  7.000% due 07/01/05                                     525            571
  8.000% due 10/01/10                                     280            327
Marathon Oil Corp.
  6.800% due 03/15/32                                     890            884
Marshall & Isley Bank
  5.250% due 09/04/12                                     170            176
Masco Corp.
  6.750% due 03/15/06                                     540            588
Mercantile BanCorp.
  7.050% due 06/15/04                                   1,100          1,182
Merck & Co., Inc.
  6.300% due 01/01/26                                      85             89
Morgan (J.P.) & Co., Inc.
 Series A
  6.000% due 01/15/09                                     350            366
Morgan Stanley
  6.100% due 04/15/06                                   2,020          2,136
  6.750% due 04/15/11                                     510            554
Motorola, Inc.
  7.625% due 11/15/10                                     790            766

64 Fixed Income I Fund

Fixed Income I Fund

Statement of Net Assets, continued--October 31, 2002

                                                        Principal        Market
                                                         Amount          Value
                                                         (000)           (000)
                                                           $               $
--------------------------------------------------------------------------------
Nabisco, Inc.
  6.375% due 02/01/05                                     855             926
Natexis Ambs Co. LLC
  8.440% due 12/29/49                                     480             559
National City Corp.
  5.750% due 02/01/09                                     340             356
  6.875% due 05/15/19                                   1,025           1,095
National Rural Utilities Cooperative Finance
  5.750% due 08/28/09                                   1,205           1,221
 Series MTNC
  7.250% due 03/01/12                                   3,350           3,705
NB Capital Trust IV
  8.250% due 04/15/27                                     265             288
New England Telephone & Telegraph
  7.875% due 11/15/29                                     430             448
News America Holdings
  8.875% due 04/26/23                                     575             586
  7.750% due 01/20/24                                     600             545
  8.150% due 10/17/36                                     300             278
  7.750% due 12/01/45 (beta)                              540             464
Nisource Finance Corp.
  7.875% due 11/15/10                                     405             395
Norfolk Southern Corp.
  6.200% due 04/15/09                                   1,300           1,377
  7.050% due 05/01/37                                   1,660           1,807
North Fork BanCorp., Inc.
  5.875% due 08/15/12                                     480             508
Northern States Power Co.
  8.000% due 08/28/12                                   1,360           1,454
Nynex Corp.
  9.550% due 05/01/10                                     361             400
Occidental Petroleum Corp.
  9.250% due 08/01/19                                     380             476
Ocean Energy, Inc.
 Series B
  7.625% due 07/01/05                                     540             594
Pemex Project Funding Master Trust
  9.125% due 10/13/10                                     140             153
Petroleos Mexicanos
  9.500% due 09/15/27                                     180             189
Philip Morris Cos., Inc.
  7.000% due 07/15/05                                   1,700           1,848
  6.950% due 06/01/06                                     380             416
  7.650% due 07/01/08                                     395             448
PNC Funding Corp.
  7.500% due 11/01/09                                     945           1,041
PP&L, Inc.
  6.500% due 04/01/05                                     120             131
Progress Energy, Inc.
  6.750% due 03/01/06                                     685             707
  7.750% due 03/01/31                                     130             127
  7.000% due 10/30/31                                     410             366
Progressive Corp. (The)
  6.375% due 01/15/12                                   1,550           1,640
Prudential Funding LLC
  6.600% due 05/15/08                                     270             290
Raytheon Co.
  6.300% due 03/15/05                                   1,095           1,145
Reliant Energy Resources Corp.
  6.375% due 11/01/03                                   3,000           2,490
Republic Services, Inc.
  6.750% due 08/15/11                                     640             692
Resolution Funding Corp.
 Series A
  8.125% due 10/15/19                                     425             557
Series A
  8.875% due 07/15/20                                   1,995           2,800
 Series A
  8.625% due 01/15/21                                     880           1,186
 Series A
  8.625% due 01/15/30                                     240             353
Safeway, Inc.
  6.150% due 03/01/06                                   1,275           1,383
  6.500% due 11/15/08                                      75              84
  5.800% due 08/15/12                                     190             199
  7.250% due 02/01/31                                     175             192
Sara Lee Corp.
  6.125% due 11/01/32                                     620             632
SBC Communications, Inc.
  6.250% due 03/15/11                                   1,640           1,800
Sears Roebuck Acceptance
  1.980% due 06/01/32                                     105              88
Signet Banking Corp.
 Series BKNT
  7.800% due 09/15/06                                     480             548
Spieker Properties, Inc.
  6.900% due 01/15/04                                     500             523
Sprint Capital Corp.
  7.125% due 01/30/06                                   1,275           1,084
  6.125% due 11/15/08                                   1,790           1,405
  8.375% due 03/15/12                                     100              83
  6.875% due 11/15/28                                   3,380           2,231
  8.750% due 03/15/32                                     900             684
Stilwell Financial, Inc.
  7.000% due 11/01/06                                     840             839
SunTrust Banks, Inc.
  6.250% due 06/01/08                                     160             179
  6.000% due 02/15/26                                   1,100           1,186
Supervalu, Inc.
  7.500% due 05/15/12                                     280             282
Target Corp.
  5.950% due 05/15/06                                     925             993
  7.500% due 07/15/06                                      65              75
TCI Communications, Inc.
  8.000% due 08/01/05                                     955             954
Tele-Communications, Inc.
  7.875% due 08/01/13                                     485             489
Telecomunicaciones de Puerto Rico, Inc.
  6.650% due 05/15/06                                     375             374

                                                          Fixed Income I Fund 65

Fixed Income I Fund

Statement of Net Assets, continued--October 31, 2002

                                                        Principal       Market
                                                         Amount         Value
                                                          (000)         (000)
                                                            $             $
--------------------------------------------------------------------------------
Tenet Healthcare Corp.
    6.375% due 12/01/11                                    1,450           1,535
Texaco Capital, Inc.
    9.750% due 03/15/20                                      315             441
    8.875% due 09/01/21                                      440             577
Time Warner, Inc.
    7.975% due 08/15/04                                      450             466
    6.875% due 06/15/18                                    1,050             941
Toys R US, Inc.
    7.625% due 08/01/11                                      210             180
TXU Corp.
   Series J
    6.375% due 06/15/06                                      910             769
UBS Preferred Funding Trust I
    8.622% due 10/29/49 (beta)                               525             617
Union Oil Co. Of California
   Series MTNB
    9.400% due 02/15/11                                      390             498
Union Pacific Corp.
    7.600% due 05/01/05                                      425             469
    5.750% due 10/15/07                                      630             680
    6.125% due 01/15/12                                      550             594
United Technologies Corp.
    7.000% due 09/15/06                                      800             908
Unitrin, Inc.
    5.750% due 07/01/07                                    1,600           1,676
US Bancorp/First Bank
    8.000% due 07/02/04                                    1,050           1,147
US Bank National Association
   Series BKNT
    5.625% due 11/30/05                                      750             808
Valero Energy Corp.
    6.875% due 04/15/12                                      100              98
Verizon Florida, Inc.
    6.125% due 01/15/13                                      240             246
Verizon Wireless Capital LLC
    5.375% due 12/15/06                                      905             888
Viacom, Inc.
    7.700% due 07/30/10                                    1,085           1,266
Virginia Electric and Power Co.
   Series C
    8.000% due 03/01/04                                       80              86
Series A
    5.375% due 02/01/07                                    1,300           1,374
Vornado Realty Trust
    5.625% due 06/15/07                                      715             732
Wachovia Corp.
    6.800% due 06/01/05                                      280             306
    7.550% due 08/18/05                                      900           1,015
    7.500% due 07/15/06                                      425             485
    6.550% due 10/15/35                                      500             542
Wal-Mart Stores, Inc.
    5.875% due 10/15/05                                       90              99
Walt Disney Co.
    6.375% due 03/01/12                                      765             812
Washington Mutual Financial Corp.
    6.875% due 05/15/11                                    1,800           1,982
Washington Mutual, Inc.
    7.500% due 08/15/06                                       85              95
Wells Fargo
   Series *
    6.625% due 07/15/04                                      510             549
    6.875% due 04/01/06                                      500             560
Wells Fargo & Co.
    5.125% due 02/15/07                                    1,350           1,442
   Series MTNH
    6.750% due 06/15/07                                      225             254
Westvaco Corp.
    6.850% due 11/15/04                                    1,200           1,279
Weyerhaeuser Co.
    6.000% due 08/01/06                                      965           1,013
Wyeth
    6.250% due 03/15/06                                    1,850           1,991
Zions BanCorp
    6.500% due 10/15/11                                      380             401
                                                                    ------------
                                                                         249,630
                                                                    ------------

International Debt - 6.4%
Abbey National PLC Step Up Bond
    6.700% due 06/29/49 (beta)                             2,920           3,160
ACE, Ltd.
    6.000% due 04/01/07                                      700             737
African Development Bank
    9.750% due 12/15/03                                      425             461
    6.750% due 10/01/04                                      525             568
    6.875% due 10/15/15                                      775             902
    8.800% due 09/01/19                                      535             699
Alberta Energy Co., Ltd.
    8.125% due 09/15/30                                      470             573
Amvescap PLC
    6.600% due 05/15/05                                    1,615           1,756
Asian Development Bank
    6.250% due 10/24/05                                      400             441
AXA
    8.600% due 12/15/30                                    2,075           2,106
British Telecommunications PLC
    7.875% due 12/15/05                                      985           1,097
    8.375% due 12/15/10                                      100             117
    8.875% due 12/15/30                                    2,005           2,413
Burlington Resources Finance Co.
    6.680% due 02/15/11                                      550             613
Canadian National Railway Co.
    6.800% due 07/15/18                                      555             590
    6.900% due 07/15/28                                      100             108
Conoco Funding Co.
    6.350% due 10/15/11                                    4,270           4,700
Corp Andina de Fomento CAF
    6.875% due 03/15/12                                    1,300           1,301
Den Norske Bank ASA
    7.729% due 06/29/49 (beta)                               945           1,050

66 Fixed Income I Fund

Fixed Income I Fund

Statement of Net Assets, continued--October 31, 2002

                                                        Principal       Market
                                                         Amount         Value
                                                          (000)         (000)
                                                            $             $
--------------------------------------------------------------------------------
Deutsche Telekom International
   Finance BV
    8.250% due 06/15/05                                       1,315        1,417
    8.750% due 06/15/30                                       3,655        3,954
    9.250% due 06/01/32                                         200          236
Diageo Capital PLC
    6.125% due 08/15/05                                         825          902
Finland Government International Bond
    5.875% due 02/27/06                                          70           77
France Telecom
    8.700% due 03/01/06                                         740          791
    9.250% due 03/01/11                                       1,300        1,421
Holmes Financing PLC
   Series 2001-3 Class 2A
    1.935% due 01/15/07 (E)                                   2,485        2,483
   Series 2002-6 Class 2A
    1.797% due 04/15/08 (E)                                   4,600        4,600
Hydro Quebec
   Series GH
    8.250% due 04/15/26                                         605          787
Inter-American Development Bank
    3.875% due 09/27/04                                       1,400        1,449
    6.950% due 08/01/26                                         625          747
International Bank for Reconstruction
   & Development
    4.750% due 04/30/04                                       2,805        2,931
Korea Development Bank
    7.375% due 09/17/04                                         640          688
Mexico Government International Bond
    8.375% due 01/14/11                                       3,875        4,210
    8.125% due 12/30/19                                         940          940
    8.300% due 08/15/31                                         460          457
National Westminster Bank PLC
    7.375% due 10/01/09                                         880        1,023
National Westminster Bank PLC
   Step Up Bond
    7.750% due 04/29/49 (beta)                                1,175        1,332
New Brunswick Province of
    9.750% due 05/15/20                                         320          466
Nexfor, Inc.
    6.875% due 11/15/05                                         350          357
Nova Scotia Province of
    9.125% due 05/01/21                                         685          955
Pearson PLC
    7.000% due 06/15/11                                         180          199
Pemex Finance, Ltd.
    6.125% due 11/15/03                                         667          689
Permanent Financing PLC
   Series 2002-1 Class 2A
    4.200% due 06/10/07                                       5,680        5,883
Province of Manitoba
    5.500% due 10/01/08                                          60           66
    9.250% due 04/01/20                                         335          472
Province of Newfoundland
   10.000% due 12/01/20                                         150          224
Province of Ontario
    7.625% due 06/22/04                                         400          433
    5.500% due 10/01/08                                         100          110
Province of Quebec
    7.500% due 07/15/23                                       1,610        1,937
    7.125% due 02/09/24                                       1,145        1,332
Province of Saskatchewan/Canada
    8.000% due 07/15/04                                       1,290        1,411
    7.375% due 07/15/13                                         870        1,076
Royal Bank of Scotland Group PLC
   Series 1
    9.118% due 03/31/49 (beta)                                  300          364
    7.648% due 08/31/49 (beta)                                  495          541
Royal KPN NV
    8.000% due 10/01/10                                       1,830        2,044
Santander Central Hispano Issuances, Ltd.
    7.625% due 09/14/10                                         120          127
Santander Financial Issuances
    6.800% due 07/15/05                                         150          156
    6.375% due 02/15/11                                         160          152
Sappi Papier Holding AG
    6.750% due 06/15/12                                         675          726
Shaw Communications, Inc.
    8.250% due 04/11/10                                          45           42
Skandinaviska Enskilda Banken SEB
    6.875% due 02/15/09                                         520          576
Standard Chartered Bank
    8.000% due 05/30/31                                         585          608
Stora Enso Oyj
    7.375% due 05/15/11                                         600          681
Telefonica Europe BV
    8.250% due 09/15/30                                         820          922
TPSA Finance BV
    7.750% due 12/10/08                                         230          217
Vodafone Group PLC
    7.750% due 02/15/10                                       1,375        1,571
XL Capital Europe PLC
    6.500% due 01/15/12                                       1,205        1,240
                                                                       ---------
                                                                          79,414
                                                                       ---------

Mortgage-Backed Securities - 47.0%
Ameriquest Mortgage Securities, Inc.
   Series 2000-2 Class A
    2.103% due 07/15/30 (E)                                   1,229        1,228
Asset Backed Funding Corp. NIM Trust
   Series 2002-NC1 Class N1
    8.840% due 08/25/32                                         534          533
Bear Stearns Adjustable Rate Mortgage Trust
   Series 2000-2 Class A1
    4.876% due 11/25/30 (E)                                      50           51
   Series 2000-1 Class 1A
    7.452% due 12/25/30 (E)                                     107          108

                                                          Fixed Income I Fund 67

Fixed Income I Fund

Statement of Net Assets, continued--October 31, 2002

                                                     Principal          Market
                                                       Amount           Value
                                                       (000)            (000)
                                                         $                $
--------------------------------------------------------------------------------
 Series 2000-1 Class 2A
  7.494% due 12/25/30 (E)                                   12                12
Bear Stearns Asset Backed Securities, Inc.
 Series 2002-AC3 Class A1
  1.980% due 06/25/32 (E)                                1,529             1,528
 Series 2002-1 Class 1A1
  2.030% due 12/25/34 (E)                                  879               878
Champion Home Equity Loan Trust
 Series 1999-3 Class IIA
  2.230% due 09/25/29 (E)                                1,148             1,145
Chase Funding Loan Acquisition Trust
 Series 2001-C2 Class IA1
  1.950% due 08/25/14 (E)                                   22                22
 Series 2002-C1 Class IA1
  1.970% due 01/25/19 (E)                                1,554             1,553
COMM
 Series 1999-1 Class A1
  6.145% due 05/15/32                                    2,061             2,221
Credit Suisse First Boston Mortgage
 Series 2002 CKS4
  2.300% due 11/15/36                                   17,675             1,600
CS First Boston Mortgage Securities Corp.
 Series 2000-HE1 Class A2
  2.063% due 12/15/30 (E)                                  254               254
 Series 2002-10 Class 2A1
  7.500% due 05/25/32                                      866               911
 Series 2002-18 Class 1AIO
  7.500% due 06/25/32                                    1,600               225
Federal Home Loan Mortgage Corp.
 15 Year
  5.500% TBA (o)                                           950               973
  6.000% TBA (o)                                        15,215            15,591
 30 Year Gold
  6.000% TBA (o)                                         3,325             3,393
  6.500% TBA (o)                                        24,910            25,868
  7.000% TBA (o)                                        15,985            16,689
  6.500% due 2008                                          304               321
  7.000% due 2008                                          113               119
 Series 1993-1606 Class I
  6.500% due 11/15/08                                      783                85
  6.500% due 2009                                          118               124
  8.000% due 2009                                           35                38
  6.000% due 2010                                           89                94
  6.500% due 2010                                           30                31
  7.000% due 2010                                          573               606
  8.000% due 2010                                           67                71
  6.000% due 2011                                          998             1,048
  7.000% due 2011                                           67                71
  6.000% due 2012                                           76                80
 Series 1986-K Class 5
  7.760% due 05/01/12                                      572               614
  6.000% due 2013                                          555               582
  6.500% due 2014                                          434               457
 12.000% due 2014                                           71                82
  9.000% due 2016                                          314               348
 12.500% due 2016                                           42                49
  6.000% due 2017                                        6,570             6,845
  9.000% due 2017                                            4                 4
  9.000% due 2018                                          528               599
  9.000% due 2020                                          259               281
  6.500% due 2024                                        2,513             2,628
  7.500% due 2024                                           46                49
  6.500% due 2025                                          171               179
  8.000% due 2025                                          246               265
  8.500% due 2025                                          186               200
  9.000% due 2025                                           49                54
  9.000% due 2026                                            3                 3
  4.695% due 2027 (E)                                      218               226
  8.500% due 2027                                          520               558
  6.500% due 2028                                        3,384             3,515
 Series 1998-2104 Class ZM
  6.000% due 12/15/28                                    1,252             1,237
  6.000% due 2029                                        5,028             5,195
  6.500% due 2029                                        3,914             4,063
  7.500% due 2029                                            6                 6
  7.835% due 2030 (E)                                      106               110
 Series 2000-2266 Class F
  2.250% due 11/15/30 (E)                                  204               205
  7.500% due 2031                                          374               395
  7.500% due 2032                                        1,734             1,832
Federal Home Loan Mortgage Corp.
 Structured Pass Through Securities
 Series 2001-32 Class A2
  1.900% due 03/25/21 (E)                                  542               542
 Series 2000-23 Class A
  1.970% due 05/25/30 (E)                                1,091             1,092
 Series 2001-34 Class A1V
  1.950% due 07/25/31 (E)                                1,883             1,884
 Series 2001-35 Class A
  1.970% due 09/25/31 (E)                                1,489             1,490
Federal National Mortgage Association
 15 Year
  5.500% TBA (o)                                        22,665            23,203
  6.000% TBA (o)                                        54,885            56,889
  6.500% TBA (o)                                        11,115            11,615
  7.000% TBA (o)                                        36,060            37,667
 30 Year
  6.000% TBA (o)                                         4,945             5,042
  7.500% TBA (o)                                         5,245             5,545
  8.000% TBA (o)                                         3,585             3,833
  6.500% due 2004                                           51                52
  8.000% due 2004                                            1                 1
  8.000% due 2006                                           15                16
  7.200% due 2007                                          943             1,073
 Series 1993-134 Class H
  6.500% due 08/25/08                                    1,930             2,142
  6.009% due 2011                                        3,220             3,528
  6.500% due 2011                                          181               191
  7.000% due 2011                                           57                61

68 Fixed Income I Fund

Fixed Income I Fund

Statement of Net Assets, continued--October 31, 2002
--------------------------------------------------------------------------------
                                                  Principal             Market
                                                    Amount              Value
                                                    (000)               (000)
                                                      $                   $
--------------------------------------------------------------------------------
  8.000% due 2011                                        37                  39
  6.500% due 2012                                       289                 305
  5.500% due 2013                                        75                  78
  6.500% due 2013                                     3,116               3,280
  7.000% due 2015                                        70                  74
  6.000% due 2016                                     6,562               6,842
  5.500% due 2017                                     2,000               2,065
  6.000% due 2017                                    57,111              59,551
  7.500% due 2017                                         9                   9
  8.000% due 2017                                         8                   9
  9.000% due 2017                                       133                 147
  8.500% due 2018                                        88                  95
  7.500% due 2022                                         6                   6
 Series 1992-158 Class ZZ
  7.750% due 08/25/22                                   654                 659
  6.500% due 2023                                       212                 221
  7.000% due 2023                                     1,309               1,379
  7.500% due 2023                                        23                  25
  6.500% due 2024                                     1,188               1,242
  7.500% due 2024                                       591                 631
  8.000% due 2024                                       878                 948
  8.500% due 2024                                       176                 190
  9.000% due 2024                                        28                  31
  6.500% due 2025                                       134                 140
  7.000% due 2025                                       300                 315
  7.500% due 2025                                       237                 252
  8.000% due 2025                                        41                  44
  8.500% due 2025                                       143                 154
  7.000% due 2026                                       351                 369
  7.500% due 2026                                         8                   8
  9.000% due 2026                                        56                  62
  7.000% due 2027                                       116                 121
  7.500% due 2027                                        74                  79
  9.000% due 2027                                         2                   3
 Series 1997-81 Class PC
  5.000% due 04/18/27                                 1,416               1,442
 Series 1997-55 Class ZA
  7.000% due 04/18/27                                 7,213               7,382
  6.000% due 2028                                       191                 197
  6.500% due 2028                                     8,025               8,328
  7.500% due 2028                                       189                 201
  5.500% due 2029                                     3,163               3,211
  6.000% due 2029                                     2,346               2,421
  6.500% due 2029                                    27,632              28,667
  7.500% due 2029                                       633                 670
  6.500% due 2030                                       662                 687
  7.500% due 2030                                        24                  25
  6.500% due 2031                                     1,526               1,583
  7.500% due 2031                                     3,119               3,299
  6.000% due 2032                                       547                 563
  7.000% due 2032                                    17,277              18,055
  7.500% due 2032                                     4,721               4,993
  3.814% due 2040 (E)                                   198                 205
Federal National Mortgage Association
Grantor Trust
 Series 2001-T6 Class B
  6.088% due 05/25/11                                 2,460               2,738
 Series 2001-T13 Class A1
  1.990% due 03/25/32 (E)                             1,505               1,507
 Series 2002-T5 Class A1
  1.950% due 05/25/32 (E)                             7,043               7,046
 Series 2002-T7 Class A1
  1.940% due 07/25/32 (E)                             1,471               1,472
 Series 2002-T13 Class A1
  1.930% due 08/25/32 (E)                                59                  59
Federal National Mortgage Association
Whole Loan
 Series 2002-W3 Class A2
  5.500% due 10/25/21                                 5,465               5,658
 Series 2001-W4 Class AF1
  1.940% due 06/25/25 (E)                             1,663               1,663
 Series 2002-W2 Class AV1
  1.960% due 06/25/32 (E)                             3,544               3,544
 Series 2002-W1 Class 2AIO
  0.640% due 04/25/42                                21,412                 445
 Series 2002-W6 Class 2AIO
  0.412% due 06/25/42                                16,801                 252
Federal National Mortgage Association-Aces
 Series 1999-M4 Class A
  7.267% due 12/25/09                                 1,159               1,208
 Series 2000-M1 Class A
  7.390% due 01/17/13                                 1,304               1,402
 Series 1998-M4 Class B
  6.424% due 12/25/23                                 1,348               1,408
First Nationwide Trust
 Series 2001-4 Class 3A5
  2.430% due 09/25/31 (E)                             1,933               1,937
First Union Commercial Mortgage
Securities, Inc.
 Series 1997-C2 Class A3
  6.650% due 11/18/29                                   650                 730
First Union-Lehman Brothers-
Bank of America
 Series 1998-C2 Class A2
  6.560% due 11/18/35                                 1,885               2,115
GMAC Commercial Mortgage
Securities, Inc.
 Series 1999-C2 Class A1
  6.570% due 09/15/33                                 1,966               2,136
GMAC Mortgage Corp. Loan Trust
 Series 2002-HE2 Class A1
  1.960% due 06/25/27 (E)                               555                 555
Government National Mortgage Association
 30 Year
  6.000% TBA (o)                                      1,850               1,896
  6.500% TBA (o)                                     11,880              12,370
  7.000% TBA (o)                                      1,000               1,050
  7.500% TBA (o)                                      3,910               4,156
  8.000% TBA (o)                                      1,380               1,478

                                                          Fixed Income I Fund 69

Fixed Income I Fund

Statement of Net Assets, continued--October 31, 2002

                                                   Principal           Market
                                                    Amount             Value
                                                     (000)             (000)
                                                       $                 $
--------------------------------------------------------------------------------
  Series 2002-61 Class A
    3.261% due 12/16/16                              1,076              1,082
  Series 2002-61 Class BA
    4.648% due 03/16/26                                435                438
  Series 2002-53 Class B
    5.552% due 05/16/26                              1,490              1,582
Government National Mortgage
  Association I
    5.500% 15 Year TBA (o)                          15,000             15,234
    6.000% 30 Year TBA (o)                           8,480              8,729
    6.500% 30 Year TBA (o)                           4,175              4,338
    8.500% 30 Year TBA (o)                           1,275              1,377
    8.500% due 2005                                      8                  8
    6.500% due 2008                                     45                 48
    6.500% due 2009                                    306                325
    6.500% due 2010                                     32                 34
    7.000% due 2011                                     82                 87
    9.500% due 2016                                     55                 61
    8.000% due 2017                                     43                 47
   10.500% due 2020                                    284                329
    8.000% due 2022                                    126                137
    8.500% due 2022                                     10                 10
    6.500% due 2023                                    213                224
    8.500% due 2024                                     69                 75
    8.000% due 2025                                    146                157
    6.500% due 2026                                  1,765              1,846
    7.000% due 2026                                     13                 13
    6.500% due 2027                                     66                 69
    6.500% due 2028                                  7,809              8,150
    7.000% due 2028                                     12                 13
    6.500% due 2029                                     22                 23
    7.000% due 2029                                    813                854
    8.000% due 2029                                    501                537
    8.500% due 2029                                    129                139
    7.000% due 2030                                    108                113
    8.000% due 2030                                    443                475
    8.500% due 2030                                     10                 10
    6.500% due 2031                                  1,543              1,609
    7.000% due 2031                                    955              1,003
    6.500% due 2032                                    435                454
    7.000% due 2032                                  8,338              8,757
Government National Mortgage
  Association II
    6.625% due 2023 (E)                                573                593
    6.625% due 2024 (E)                                562                581
    6.625% due 2027 (E)                                291                301
    6.000% due 2028                                  3,253              3,370
    6.000% due 2029                                    383                397
    4.500% due 2030 (E)                                224                229
    6.000% due 2030 (E)                              1,228              1,256
    7.500% due 2032                                    536                569
GS Mortgage Securities Corp. II
  Series 1997-GL Class A2A
    6.940% due 07/13/30                                 40                 41
GSAMP Trust
  Series 2002-NC1N Class NOTE
    8.500% due 07/25/32                                797                792
HFC Home Equity Loan Asset
  Backed Certificates
  Series 2001-1 Class A
    2.120% due 01/20/31 (E)                            673                671
HSBC Mortgage Loan Trust
  Series 2000-HSB1 Class A3
    7.110% due 12/16/30                              1,096              1,099
Irwin Home Equity
  Series 2002-A Class 2A1
    1.980% due 07/25/14 (E)                            852                851
JP Morgan Chase Commercial
  Mortgage Securities Corp.
  Series 2002-CIB5 Class A1
    4.372% due 10/12/37                              5,000              5,089
JP Morgan Commercial Mortgage
  Finance Corp.
  Series 1997-C5 Class A3
    7.088% due 09/15/29                              2,000              2,263
LB-UBS Commercial Mortgage Trust
  Series 2002-C4 Class A5
    4.853% due 09/15/31                              3,445              3,433
Mellon Residential Funding Corp.
  Series 1999-TBC2 Class A3
    6.580% due 07/25/29                              3,053              3,055
  Series 2000-TBC2 Class A1
    2.043% due 06/15/30 (E)                            767                769
Option One Mortgage Securities Corp.
  NIM Trust
  Series 2002-3 Class CTFS
    2.130% due 04/26/09                                855                855
Pacificamerica Home Equity Loan
  Series 1998-2 Class AF
    6.590% due 06/26/28                                383                403
PNC Mortgage Securities Corp.
  Series 2000-9 Class A3
    7.190% due 09/25/05                                221                227
  Series 2001-1 Class 3A2
    7.250% due 02/25/31                              4,175              4,222
Prudential Home Mortgage Securities
  Series 1992-38 Class A8
    6.950% due 11/25/22                              1,640              1,636
Renaissance Home Equity Loan Trust
  Series 2002-1 Class AF1
    1.990% due 06/25/32 (E)                            151                151
Residential Asset Mortgage Products, Inc.
  Series 2002-RZ4 Class AIO
    5.750% due 04/25/05                              3,660                279
Residential Asset Securities Corp.
  Series 2002-KS2 Class AI1
    1.970% due 10/25/17 (E)                            485                485
  Series 2001-KS2 Class AI1
    1.940% due 04/25/18 (E)                            569                569

70 Fixed Income I Fund

Fixed Income I Fund

Statement of Net Assets, continued--October 31, 2002

                                                     Principal            Market
                                                       Amount             Value
                                                        (000)             (000)
                                                          $                 $
--------------------------------------------------------------------------------
Residential Asset Securitization Trust
  Series 2002-A4 Class A1
   2.030% due 09/25/18 (E)                             2,893               2,894
  Series 2002-L8 Class A
   2.010% due 08/25/35                                   862                 859
Residential Funding Mortgage Securities II
  Series 2000-HI5 Class AII
   7.210% due 12/25/25                                 1,187               1,256
Salomon Brothers Mortgage Securities VII
  Series 1994-16 Class A
   6.510% due 08/25/24                                   201                 202
Series 2000-BOA1 Class A
   7.606% due 08/25/30 (E)                                 4                   4
Saxon Asset Securities Trust
  Series 2002-1 Class AF1
   1.970% due 01/25/17 (E)                             1,362               1,362
Sequoia Mortgage Trust
  Series 2002-8 Class 1A2
   3.455% due 08/20/32                                   910                 921
Washington Mutual
  Series 1999-WM1 Class 3A2
   6.400% due 10/19/39                                 2,441               2,495
Series 2001-1 Class A
   4.571% due 01/25/41                                    41                  41
Wells Fargo Mortgage Backed
  Securities Trust
  Series 2001-34 Class 3A
   6.131% due 01/25/32 (E)                             1,570               1,608
                                                                        --------
                                                                         586,260
                                                                        --------
Municipal Bonds - 0.1%
Clark County Nevada General
  Obligation Limited, weekly demand
   5.000% due 06/01/26 (u)                             1,600               1,590
North Carolina State Education
  Authority Revenue Bonds
   1.974% due 06/01/09 (E)                               426                 427
                                                                        --------
                                                                           2,017
                                                                        --------
Non-US Bonds - 1.2%
Deutsche Bundesrepublik
   5.250% due 07/04/10                            EUR 15,000              15,743
                                                                        --------

United States Government
Agencies - 9.4%
Federal Home Loan Bank

   3.750% due 04/15/04                                17,030              17,533
   3.375% due 06/15/04                                 2,600               2,666
Federal Home Loan Bank System
   5.375% due 02/15/07                                   760                 830

Federal Home Loan Mortgage Corp.
   3.250% due 01/15/04                                 1,650               1,682
   4.125% due 02/04/05                                12,730              12,808
   5.250% due 01/15/06                                 2,965               3,208
   4.875% due 03/15/07                                 6,405               6,879
   5.750% due 03/15/09                                 2,350               2,610
   7.000% due 03/15/10                                    10                  12
   6.875% due 09/15/10                                 2,880               3,390
   5.125% due 07/15/12                                 2,795               2,921
   5.125% due 08/20/12                                 8,685               8,859
   6.750% due 03/15/31                                 4,042               4,660
   6.250% due 07/15/32                                 1,067               1,155
Federal Housing Authority: Project Citi 68
   7.000% due 06/27/21 (E)                               825                 863
Federal National Mortgage Association
   5.625% due 05/14/04                                 3,370               3,570
   6.500% due 08/15/04                                   255                 276
   7.000% due 07/15/05                                 5,450               6,118
   5.500% due 07/18/06                                 8,060               8,271
   4.375% due 10/15/06                                 1,515               1,599
   5.000% due 01/20/07                                   940                 977
   4.750% due 06/18/07                                 1,995               2,080
   6.400% due 05/14/09                                     5                   5
   6.625% due 09/15/09                                 2,780               3,229
   7.250% due 01/15/10                                   505                 606
   6.000% due 05/15/11                                 3,615               4,028
   6.125% due 03/15/12                                   455                 511
   6.250% due 03/22/12                                 1,475               1,588
   6.250% due 05/15/29                                   795                 854
   7.250% due 05/15/30                                 2,000               2,428
   6.210% due 08/06/38                                   570                 615
Financing Corp. STRIP Principal
   0.000% due 05/11/18                                 1,850                 757
   0.000% due 12/06/18                                 1,940                 760
   0.000% due 12/27/18                                 6,625               2,584
   0.000% due 04/05/19                                 1,605                 614
   0.000% due 09/26/19                                 1,075                 398
Financing Corp.
  Series 15P
  Zero Coupon due 03/07/19                               900                 346
Guaranteed Export Trust
   6.550% due 06/15/04                                   260                 268
Small Business Administration
  Series 1999-P10B Class 1
   7.540% due 08/10/09                                 3,323               3,782
   7.449% due 08/01/10                                   544                 617
Tennessee Valley Authority
   6.375% due 06/15/05                                   850                 936
                                                                        --------
                                                                         117,893
                                                                        --------
United States Government
Treasuries - 16.1%
United States Treasury Bond
  Principal STRIP
   8.750% due 08/15/20                                 3,485               1,327
United States Treasury Inflation
  Indexed Bonds
   3.875% due 01/15/09                                   551                 608
   4.250% due 01/15/10                                   537                 606
   3.375% due 01/15/12                                   712                 770
   3.625% due 04/15/28                                 5,604               6,194

                                                          Fixed Income I Fund 71

Fixed Income I Fund

Statement of Net Assets, continued--October 31, 2002

                                              Principal         Market
                                               Amount           Value
                                               (000)            (000)
                                                 $                $
--------------------------------------------------------------------------------
United States Treasury Note
    3.375% due 04/30/04                           440             452
    5.875% due 11/15/04                         5,695           6,170
    7.875% due 11/15/04                        26,140          29,349
    6.500% due 05/15/05                            10              11
    6.500% due 08/15/05                        11,940          13,393
    4.625% due 05/15/06                         6,660           7,175
    7.000% due 07/15/06                        30,485          35,405
    4.375% due 05/15/07                         1,125           1,206
    6.125% due 08/15/07                         7,145           8,216
    5.625% due 05/15/08                         2,105           2,383
   10.375% due 11/15/09                           460             537
   11.750% due 02/15/10                         3,165           3,851
   13.875% due 05/15/11                         3,365           4,657
   14.000% due 11/15/11                         1,590           2,280
   10.375% due 11/15/12                         2,840           3,806
   12.500% due 08/15/14                         1,220           1,877
    7.500% due 11/15/16                         8,425          10,861
    8.875% due 08/15/17                        12,089          17,400
    9.125% due 05/15/18                           520             766
    8.875% due 02/15/19                        13,070          18,969
    8.125% due 08/15/21                           385             531
    6.000% due 02/15/26                         1,655           1,850
    6.625% due 02/15/27                         2,385           2,874
    6.375% due 08/15/27                         1,335           1,563
    5.250% due 11/15/28                         3,855           3,905
    5.250% due 02/15/29                         3,500           3,547
    6.125% due 08/15/29                            30              34
    6.250% due 05/15/30                         1,325           1,539
United States Treasury

STRIP Principal

    0.000% due 11/15/09                           125              94
    0.000% due 11/15/21                        14,250           5,044
    0.000% due 02/15/27                         4,500           1,185
                                                            ---------
                                                              200,435
                                                            ---------

Total Long-Term Investments
(cost $1,373,260)                                           1,408,139
                                                            ---------

                                      Number
                                        of
                                      Shares
                                      ------
Preferred Stocks - 0.1%
Financial Services - 0.1%
Centaur Funding Corp.                           1,000             871
                                                            ---------

Total Preferred Stocks
(cost $1,070)                                                     871
                                                            ---------
Short-Term Investments - 10.7%
Allete, Inc.
    2.690% due 10/20/03 (E)                       100             100
Bundesschatzanweisungen
    4.750% due 12/13/02                    EUR  2,000           1,984
    4.250% due 03/14/03                    EUR  4,291           4,266
Countrywide Home Loans Inc.
    2.056% due 06/03/03 (E)                     3,200           3,194
COX Communications, Inc.
    6.150% due 08/01/03                           670             668
DaimlerChrysler Financial Services
  North America LLC
  Series MTNR
    1.975% due 02/10/03 (E)                     2,000           1,996
  Series MTNR
    1.925% due 06/18/03 (E)                     1,600           1,591
DaimlerChrysler NA Holding Corp.
  Series MTNC
    2.000% due 08/21/03 (E)                     1,600           1,592
  Federal Home Loan Mortgage Corp.
    6.500% due 03/01/03                             1               1
    7.000% due 10/01/03                             2               2
Federal National Mortgage Association
    7.000% due 07/01/03                           139             141
    7.500% due 05/01/03                            64              65
Ford Motor Credit Co.
    2.110% due 06/20/03 (E)                     2,200           2,148
Frank Russell Investment Company
  Money Market Fund (C)                       100,671         100,671
French Treasury Note
    5.000% due 01/12/03                    EUR  5,391           5,357
General Motors Acceptance Corp.
    2.115% due 07/21/03 (E)                       300             295
    1.858% due 08/18/03 (E)                     3,500           3,426
Italy Buoni Poliennali Del Tesoro
    4.500% due 01/15/03                    EUR  5,391           5,353
Litton Industries, Inc.
    6.050% due 04/15/03                            75              76
United States Treasury Bill
    1.590% due 12/05/02 (c)(y)(s)                  50              50
    1.615% due 01/16/03 (c)(y)(s)                  75              74
    1.640% due 01/16/03 (c)(y)(s)                  50              50
    1.550% due 01/23/03 (c)(y)(s)                  50              50
    1.475% due 01/30/03 (c)(y)                     25              25

                                                            ---------
Total Short-Term Investments
(cost $132,590)                                               133,175
                                                            ---------

Total Investments - 123.6%
(identified cost $1,506,920)                                1,542,185

Other Assets and Liabilities,
Net - (23.6%)                                                (294,904)
                                                            ---------
Net Assets - 100.0%                                         1,247,281
                                                            =========

See accompanying notes which are an integral part of the financial statements.

72 Fixed Income I Fund

Fixed Income I Fund

Statement of Net Assets, continued--October 31, 2002


                                                                    Unrealized
                                                  Notional         Appreciation
                                                   Amount         (Depreciation)
Futures Contracts                                  (000)               (000)
(Number of Contracts)                                $                   $
--------------------------------------------------------------------------------
Long Positions
United States Treasury 2 Year Notes
  expiration date 12/02 (7)                          1,506                   22

United States Treasury 10 Year Notes
  expiration date 12/02 (47)                         5,186                   99

Short Positions
United States Treasury Bonds
  expiration date 12/02 (42)                         4,647                 (106)

United States Treasury 5 Year Notes
  expiration date 12/02 (88)                        10,009                 (116)

United States Treasury 10 Year Notes
  expiration date 12/02 (69)                         7,916                  (83)
                                                                     ----------
Total Unrealized Appreciation
  (Depreciation) on Open Futures
  Contracts Purchased                                                      (184)
                                                                     ==========

Forward Foreign Currency Exchange Contracts
--------------------------------------------------------------------------------
                                               Unrealized
                                              Appreciation
    Amount       Amount                      (Depreciation)
     Sold        Bought       Settlement         (000)
    (000)        (000)           Date              $
   ---------    ---------     ----------     -------------
   USD   630    EUR   640      11/08/02                  3
   EUR 2,508    USD 2,458      11/08/02                (25)
                                             -------------
                                                       (22)
                                             =============

  See accompanying notes which are an integral part of the financial statements.

                                                          Fixed Income I Fund 73

Fixed Income III Fund

Portfolio Management Discussion--October 31, 2002 (Unaudited)

Objective: To provide maximum total return, primarily through capital appreciation and by assuming a higher level of volatility than is ordinarily expected from broad fixed-income market portfolios.

Invests in: Fixed-income securities.

Strategy:   The Fund uses a multi-style, multi-manager strategy intended to achieve higher returns by assuming the additional risk of investment in non-investment grade US fixed-income securities, and foreign bonds including emerging markets debt in addition to US investment grade fixed-income instruments. The Fund employed the investment management services of four managers, each employing a distinct approach to the broad market-sector rotation style.

                                    [GRAPHIC]

Fixed Income III Fund - Class I
----------------------------------------------------
Periods Ended             Growth of          Total
  10/31/02                 $10,000          Return
---------------          ------------    -----------
1 Year                   $   10,384         3.84%
5 Years                  $   13,520         6.21%(S)
Inception*               $   19,131         6.87%(S)

Fixed Income III Fund - Class E ##
---------------------------------------------------
Periods Ended              Growth of         Total
  10/31/02                  $10,000          Return
---------------          ------------    -----------
1 Year                   $   10,361         3.61%
5 Years                  $   13,418         6.05%(S)
Inception*               $   18,987         6.79%(S)

Lehman Brothers Aggregate Bond Index
---------------------------------------------------
Periods Ended              Growth of        Total
 10/31/02                  $10,000         Return
---------------          ------------    -----------
1 Year                   $   10,589        5.89%
5 Years                  $   14,307        7.43%(S)
Inception*               $   19,844        7.28%(S)

Performance Review

For the year ended October 31, 2002, the Fixed Income III Fund Class I and Class E shares reflected total returns of 3.84%, and 3.61%, respectively. This compared to a 5.89% return for the Lehman Brothers Aggregate Bond Index. This underperformance was primarily due to the Fund's greater emphasis on investing in higher yielding debt versus its benchmark.

Fixed income markets responded to investors' changing perceptions of the macro-economic environment during this period. From November 2001 to March 2002, rates rose causing credit sectors to outperform in reaction to initial positive economic indicators and statements from Federal Reserve Chairman Alan Greenspan. The latter half of the fiscal year was the opposite, during which rates fell and investors favored ratings quality. This caused non-treasury sectors to underperform relative to equivalent treasuries.

Market and Portfolio Highlights

The past fiscal year was one in which active managers had difficulty outperforming the benchmark Lehman Brothers Aggregate Bond

74 Fixed Income III Fund

Fixed Income III Fund

Portfolio Management Discussion--October 31, 2002 (Unaudited)

Index. While moderately underperforming the benchmark, the Fund's managers nevertheless outperformed peers. This environment was hostile to active managers for several reasons: rates were volatile, non-treasury sectors (investment grade corporate bonds, mortgages, asset-backed securities) underperformed - active managers tend to use these sectors as a source of excess return over treasuries; and high numbers of corporate bonds were downgraded as economic growth was uncertain and corporations' ability to service their debt was questioned.

The market was not favorable to the Fund's strategy of overweighting non-treasury sectors. The Fund's tactical allocation to high yield debt was not rewarded as this sector experienced record downgrades and defaults. The Fund's exposure to the highly volatile emerging markets debt sector also detracted from returns in the latter half of the period. Emerging market debt was negatively impacted by the financial crisis in Argentina and the popularity of a presidential candidate in Brazil whom it was feared would cancel the country's foreign debt. The Fund's multi-manager strategy had a positive effect on returns since holdings were more diversified than those of the average single-manager fund, as determined by comparison to other funds with similar investment goals in the industry.

Morgan Stanley performed well in November and December 2001, but underperformed for the remainder of the fiscal year. This is one of the Fund's more volatile managers, since it uses an investment approach that incorporates interest rate anticipation strategies. It made an early bet in the second and third quarters of 2002 that interest rates would rise that was not rewarded.

PIMCo performed well compared to peers during most of the period. The firm favored treasuries and mortgages, a strategy which was rewarded in the market's flight to quality. Yet, PIMCo underperformed the benchmark mostly due to specific holdings such as El Paso, Sprint, AT&T, and AOL, which performed poorly due to accounting irregularities, credit downgrades and/or investor disfavor due to high balance sheet debt levels.

TimesSquare Capital Management replaced Standish, Ayer & Wood in November 2001. TimesSquare was selected with a mandate to invest in any sector, with a slight bias toward corporate bonds relative to the benchmark. Changes in Standish's staffing, investment process and its investment philosophy made the firm's product less desirable from a structural standpoint.

TimesSquare made positive contributions to Fund performance by using derivatives as a hedge to lengthen the average maturity of the Fund during the last few months of the fiscal period. Since the firm increased exposure to corporate bonds early in the period, this strategy enabled it to continue holding issues it deemed a good value that were not favored by the market at the time.

Delaware Management Company replaced Lazard Asset Management in February 2002. Delaware was selected to provide a portfolio focused on sector rotation with a slight bias toward corporate bonds relative to the benchmark. Changes in Lazard's staffing and investment process altered the nature of its product and made it less appropriate from a structural standpoint. Delaware underperformed relative to the benchmark, yet remained above expectations given that the manager's specific mandate emphasizes the corporate and high yield sectors. The firm offset negative high yield sector returns with positive issue selection.

Top Ten Issuers
(as a percent of Total Investments)                            October 31, 2002

Federal National Mortgage Association                                28.9%
United States Treasury                                                8.3
Federal Home Loan Mortgage Corp.                                      7.0
Government National Mortgage Association                              6.0
Federal Home Loan Bank                                                3.9
Small Business Administration                                         1.2
Ford Motor Credit Co.                                                 1.2
General Motors Acceptance Corp                                        0.8
Credit Suisse First Boston                                            0.8
First Security Corp.                                                  0.8

Portfolio Characteristics

                                                               October 31, 2002

Weighted Average Quality Diversification                                    Aa1
Weighted Average Years-to-Maturity                                    5.7 Years
Weighted Average Duration                                             4.0 Years
Current Yield (SEC 30-day standardized)
    Class I                                                           4.7%
    Class E                                                           4.5%
Number of Issues                                                      720
Number of Issuers                                                     504

 Money Managers                                                    Styles

Delaware Management Company                                     Sector Rotation
Morgan Stanley Investments, LP                                  Sector Rotation
Pacific Investment Management Company, LLC                      Sector Rotation
TimesSquare Capital Management, Inc.                            Sector Rotation

-------------------
* Fixed Income III Fund Class I assumes initial investment on January 29, 1993. Index comparison began February 1, 1993.

** Lehman Brothers Aggregate Bond Index is composed of securities from Lehman Brothers Government/Corporate Bond Index, Mortgage-Backed Securities Index, and the Asset-Backed Securities Index. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indexes are rebalanced monthly by market capitalization.

# Prior to April 1, 1995, Fund performance results are reported gross of investment management fees. For the period following April 1, 1995, Fund performance results are reported net of investment management fees but gross of any investment services fees. Information concerning these fees can be obtained from the Fund's Advisor upon request.

## Fixed Income III Fund Class I performance has been linked with Class E to provide historical perspective. From May 14, 1999 (commencement of sale) through the current period, Class E paid shareholder service fees. Total return would have been lower had these fees been in effect during prior reporting periods.

(S)    Annualized.

Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results.

                                                        Fixed Income III Fund 75

Fixed Income III Fund

Statement of Net Assets--October 31, 2002

                                                         Principal       Market
                                                          Amount         Value
                                                           (000)         (000)
                                                             $             $
--------------------------------------------------------------------------------
Long-Term Investments - 101.8%
Asset-Backed Securities - 3.4%
Air 2 US
    8.027% due 10/01/19                                      268           177
American Airlines, Inc.
    9.710% due 01/02/07                                      242           133
    6.817% due 05/23/11                                      370           293
BMW Vehicle Owner Trust
   Series 2002-A Class A2
    2.830% due 12/27/04                                      300           302
Chase Manhattan Auto Owner Trust
   Series 2002-B Class A2
    2.700% due 01/18/05                                      400           402
   Series 2001-B Class A2
    2.440% due 06/15/04                                      167           167
   Series 2002-A Class A2
    2.630% due 10/15/04                                      350           351
Citibank Credit Card Issuance Trust
   Series 2002-C2 Class C2
    6.950% due 02/18/14                                      100           105
Continental Airlines, Inc.
    6.900% due 01/02/18                                      109            82
    6.545% due 02/02/19                                      112            89
    7.033% due 06/15/11                                      448           271
Daimler Chrysler Auto Trust
   Series 2001-C Class A2
    3.710% due 07/06/04                                      327           328
   Series 2000-E Class A3
    6.110% due 11/08/04                                      300           306
   Series 2002-A Class A2
    2.900% due 12/06/04                                      500           503
   Series 2000-E Class A2
    6.210% due 12/08/03                                       42            42
Delta Air Lines, Inc.
    7.299% due 09/18/06                                      100            68
DVI Receivables Corp.
   Series 2002-1 Class A3B
    4.570% due 06/11/10                                      340           355
Federal Home Loan Mortgage Corp.
   Structured Pass Through Securities
   Series 2002-50 Class A3
    2.182% due 09/27/07                                      215           213
Ford Credit Auto Owner Trust
   Series 2002-B Class A2A
    2.970% due 06/15/04                                      407           409
   Series 2001-B Class A4
    5.120% due 10/15/04                                      472           479
GSAMP Trust
   Series 2002-WFN Class NOTE
    8.250% due 10/20/32                                      145           144
Harley-Davidson Motorcycle Trust
   Series 2002-2 Class A1
    1.910% due 04/15/07                                      375           376
Honda Auto Receivables Owner Trust
   Series 2002-1 Class A2
    2.550% due 04/15/04                                      272           272
   Series 2002-2 Class A2
    2.910% due 09/15/04                                      400           403
Lehman ABS Manufactured
   Housing Contract
   Series 2001-B Class A1
    3.010% due 03/15/10                                      184           185
MBNA Credit Card Master Note Trust
   Series 2002-C1 Class C1
    6.800% due 07/15/14                                      600           630
MBNA Master Credit Card Trust USA
   Series 1999-J Class B
    7.400% due 02/15/12                                    1,000         1,164
   Series 2000-E Class A
    7.800% due 10/15/12                                      705           857
Nissan Auto Receivables Owner Trust
   Series 2002-B Class A2
    3.070% due 08/16/04                                      300           302
Sharps Special I LLC Trust
   Series 2002
    9.500% due 08/25/32                                      185           184
Systems 2001 AT LLC
    6.664% due 09/15/13                                      264           283
    7.156% due 12/15/11                                      197           212
Toyota Auto Receivables Owner Trust
   Series 2001-C Class A2
    3.770% due 07/15/04                                      210           211
US Airways Pass Through Trust
    8.110% due 02/20/17                                      143           149
                                                                      --------
                                                                        10,447
                                                                      --------

Corporate Bonds and Notes - 20.3%
Aetna, Inc.
    7.875% due 03/01/11                                      185           200
Agrilink Foods, Inc.
    11.875% due 11/01/08                                      90            94
AIG SunAmerica Global Financing IX
    6.900% due 03/15/32                                      200           218
Albertson's, Inc.
    7.500% due 02/15/11                                       80            93
    7.450% due 08/01/29                                       20            21
Alderwoods Group, Inc.
    12.250% due 01/02/09                                     165           154
Alltel Corp.
    7.000% due 07/01/12                                       60            68
American Airlines, Inc.
    Series 90-P
    10.600% due 03/04/09                                   1,013           507
American Greetings
    11.750% due 07/15/08                                     150           161
Anadarko Petroleum Corp.
    5.000% due 10/01/12                                      100            99

76 Fixed Income III Fund

Fixed Income III Fund

Statement of Net Assets, continued--October 31, 2002

                                                         Principal       Market
                                                          Amount         Value
                                                           (000)         (000)
                                                             $             $
--------------------------------------------------------------------------------
Anthem Insurance Cos., Inc.
    9.125% due 04/01/10                                      170           200
AOL Time Warner, Inc.
    7.625% due 04/15/31                                    2,615         2,383
    5.625% due 05/01/05                                      165           163
    7.700% due 05/01/32                                      180           165
ArvinMeritor, Inc.
    8.750% due 03/01/12                                      115           109
    6.625% due 06/15/07                                       45            41
AT&T Corp.
    6.500% due 03/15/29                                       85            73
AT&T Corp. Step Up Bond
    6.500% due 11/15/06                                      205           205
    7.300% due 11/15/11                                      185           181
    8.000% due 11/15/31                                       75            72
AT&T Wireless Services, Inc.
    8.750% due 03/01/31                                      135           105
    8.125% due 05/01/12                                       95            82
AT&T Wireless Services, Inc.
    7.875% due 03/01/11                                      535           463
Avista Corp.
    9.750% due 06/01/08                                      330           294
AXA Financial, Inc.
    7.000% due 04/01/28                                      160           155
BAE Systems Holdings, Inc.
    6.400% due 12/15/11                                      600           620
Bank of America Corp.
    7.800% due 02/15/10                                      120           141
Series MTNI
    2.108% due 10/22/04 (E)                                  575           577
Bank One Corp.
    7.625% due 10/15/26                                      160           185
BankBoston Corp.
   Series B
    8.250% due 12/15/26                                      140           142
BB&T Corp.
    4.750% due 10/01/12                                      210           210
Bear Stearns Cos., Inc. (The)
    5.700% due 11/15/14                                      190           190
Belo Corp.
    8.000% due 11/01/08                                       60            66
Boeing Capital Corp.
    5.800% due 01/15/13                                      185           180
    6.100% due 03/01/11                                       40            40
Building Materials Corp. of America
Series B*
    7.750% due 07/15/05                                       35            27
Burlington Northern Santa Fe Corp.
    6.875% due 12/01/27                                      210           218
Campbell Soup Co.
    5.875% due 10/01/08                                      130           142
Carolina Power & Light Co.
    6.500% due 07/15/12                                       65            68
Centex Corp.
    7.875% due 02/01/11                                      100           107
Charter Communications Holdings, LLC/
    Charter Communications Holdings
    Capital Corp.
    10.000% due 04/01/09                                     130            55
Charter Communications Holdings, LLC/
    Charter Communications Holdings
    CapitalCorp
    10.750% due 10/01/09                                     545           241
Cigna Corp.
    6.375% due 10/15/11                                      125           119
Cincinnati Financial Corp.
    6.900% due 05/15/28                                      600           572
Cincinnati Gas & Electric
    5.700% due 09/15/12                                       50            50
CIT Group
    6.875% due 11/01/09                                       55            55
CIT Group, Inc.
    5.625% due 05/17/04                                      600           600
    5.750% due 09/25/07                                       30            29
Citicorp
   Series MTNF
    6.375% due 11/15/08                                      270           295
Citigroup, Inc.
    5.625% due 08/27/12                                      495           510
    7.250% due 10/01/10                                      335           379
Citizens Communications Co.
    6.375% due 08/15/04                                      235           233
Clear Channel Communications, Inc.
    7.650% due 09/15/10                                      125           136
    6.000% due 11/01/06                                      100           103
Colonial Pipeline Co.
    7.630% due 04/15/32                                      210           235
Comcast Cable Communications
    6.750% due 01/30/11                                      130           124
    8.375% due 05/01/07                                      465           474
Conoco, Inc.
    6.950% due 04/15/29                                      120           130
Consolidated Natural Gas Co.
   Series C
    6.250% due 11/01/11                                       80            83
Consumers Energy Co.
    6.000% due 03/15/05                                      150           144
Countrywide Home Loans, Inc.
   Series MTNK
    5.500% due 02/01/07                                       90            94
COX Communications, Inc.
    7.125% due 10/01/12                                       95            98
Credit Suisse First Boston USA, Inc.
    6.500% due 01/15/12                                      365           383
    5.750% due 04/15/07                                      220           228
    5.875% due 08/01/06                                      160           166
CSK Auto, Inc.
    12.000% due 06/15/06                                     115           122
DaimlerChrysler NA Holding Corp.
    8.500% due 01/18/31                                      165           186

                                                        Fixed Income III Fund 77

Fixed Income III Fund

Statement of Net Assets, continued--October 31, 2002

                                                        Principal       Market
                                                         Amount         Value
                                                          (000)         (000)
                                                            $             $
-------------------------------------------------------------------------------
Dana Corp.
    6.250% due 03/01/04                                        70            67
    9.000% due 08/15/11                                       155           143
Delhaize America, Inc.
    8.125% due 04/15/11                                       340           284
    9.000% due 04/15/31                                        70            53
Delphi Corp.
    7.125% due 05/01/29                                        50            46
Denbury Resources, Inc.
   Series B
    9.000% due 03/01/08                                       150           153
Detroit Edison Co.
    6.350% due 10/15/32                                       150           151
Dex Media East LLC/Dex Media East
   Finance Co.
    9.875% due 11/15/09                                       215           221
Di Giorgio Corp.
   Series B
    10.000% due 06/15/07                                       85            79
Eastman Chemical Co.
    7.000% due 04/15/12                                       130           144
EchoStar Broadband Corp.
    10.375% due 10/01/07                                       35            36
EL Paso Corp.
    7.000% due 05/15/11                                       240           157
    7.875% due 06/15/12                                       300           201
El Paso Natural Gas Co.
    8.375% due 06/15/32                                        75            65
Eli Lilly & Co.
    6.770% due 01/01/36                                       410           436
EOP Operating, LP
    7.500% due 04/19/29                                       190           188
ERAC USA Finance Co.
    7.350% due 06/15/08                                       105           114
Exelon Corp.
    6.750% due 05/01/11                                        45            48
Farmers Exchange Capital
    7.050% due 07/15/28                                       250           152
Federated Department Stores
    7.000% due 02/15/28                                       180           178
FedEx Corp.
    7.600% due 07/01/97 (beta)                                115           116
Fifth Third Bank Michigan
    7.750% due 08/15/10                                       330           368
First Security Corp.
    5.875% due 11/01/03                                     3,000         3,117
First Union Capital Markets Corp.
    7.935% due 01/15/27                                        90            95
FirstEnergy Corp.
   Series B
    6.450% due 11/15/11                                       150           140
   Series C
    7.375% due 11/15/31                                       350           304
Florida Power Corp.
    8.000% due 12/01/22                                       130           135
Ford Motor Co.
    6.375% due 02/01/29                                       130            89
    7.450% due 07/16/31                                       565           431
    6.625% due 10/01/28                                        40            29
Ford Motor Credit Co.
    5.800% due 01/12/09                                       400           341
    6.875% due 02/01/06                                       505           473
    7.375% due 02/01/11                                       545           487
    7.250% due 10/25/11                                        90            79
    7.375% due 10/28/09                                        35            32
Fort James Corp.
    6.625% due 09/15/04                                       150           142
Foster's Finance Corp.
    6.875% due 06/15/11                                       260           294
General Electric Capital Corp.
   Series MTNA
    6.750% due 03/15/32                                       255           267
   Series MTNA
    6.875% due 11/15/10                                       225           255
General Motors Acceptance Corp.
    6.125% due 02/01/07                                        50            48
    7.000% due 02/01/12                                       240           220
    2.178% due 07/30/04 (E)                                 1,600         1,512
    6.875% due 08/28/12                                       255           231
    6.125% due 09/15/06                                       170           166
    6.875% due 09/15/11                                     1,090           996
    8.000% due 11/01/31                                       155           137
Georgia-Pacific Corp.
    8.125% due 05/15/11                                        20            17
    8.875% due 05/15/31                                        20            15
    8.125% due 06/15/23                                       325           228
Golden State Bancorp, Inc.
    7.125% due 08/01/05                                       180           195
Golden West Financial Corp.
    4.125% due 08/15/07                                       180           184
    4.750% due 10/01/12                                       160           158
Goldman Sachs Group, Inc.
    6.875% due 01/15/11                                       730           808
GTE Corp.
    6.940% due 04/15/28                                       240           233
Harrah's Operating Co., Inc.
    8.000% due 02/01/11                                       140           156
Hartford Financial Services Group, Inc.
    7.900% due 06/15/10                                        60            68
Hartford Life, Inc.
    7.650% due 06/15/27                                       140           148
HCA, Inc.
    6.300% due 10/01/12                                        50            48
    7.500% due 12/15/23                                       200           190
Health Net, Inc.
    8.375% due 04/15/11                                        95           109
Hertz Corp.
    7.400% due 03/01/11                                        35            30
    7.625% due 06/01/12                                        90            76
    7.625% due 08/15/07                                        35            32

78 Fixed Income III Fund

Fixed Income III Fund

Statement of Net Assets, continued--October 31, 2002

                                                     Principal            Market
                                                      Amount              Value
                                                       (000)              (000)
                                                         $                  $
--------------------------------------------------------------------------------
HJ Heinz Co.
    6.375% due 07/15/28                                  10                  10
HJ Heinz Finance Co.
    6.750% due 03/15/32                                 180                 194
Honeywell International, Inc.
    6.125% due 11/01/11                                 175                 187
Household Finance Corp.
    5.875% due 02/01/09                                 270                 234
    6.375% due 10/15/11                                 180                 154
Huntsman International LLC
  Series *
   10.125% due 07/01/09                                 170                 133
Hyatt Equities LLC
    6.875% due 06/15/07                                  85                  82
Insight Midwest, LP/Insight Capital, Inc.
   10.500% due 11/01/10                                 180                 156
Intelsat, Ltd.
    7.625% due 04/15/12                                 105                 104
International Lease Finance Corp.
    6.375% due 03/15/09                                 220                 223
International Paper Co.
    5.850% due 10/30/12                                 635                 646
J Crew Group
   Series B
   13.125% due 10/15/08                                 250                 100
J Crew Operating Corp.
   10.375% due 10/15/07                                 100                  73
John Deere Capital Corp.
    7.000% due 03/15/12                                 210                 244
John Hancock Funds/USA
    7.375% due 02/15/24                                 250                 260
Johnson Controls, Inc.
    5.000% due 11/15/06                                 185                 193
JP Morgan Chase & Co.
    6.750% due 02/01/11                                 100                 108
    5.350% due 03/01/07                                  75                  79
    6.625% due 03/15/12                                  35                  38
Kellogg Co.
  Series B
    7.450% due 04/01/31                                 240                 281
Kennametal, Inc.
    7.200% due 06/15/12                                  80                  81
Kerr-McGee Corp.
    5.875% due 09/15/06                                 230                 247
KeySpan Corp.
    7.250% due 11/15/05                                 150                 166
Kroger Co.
    7.250% due 06/01/09                                 300                 339
    8.150% due 07/15/06                                 190                 217
    8.000% due 09/15/29                                 225                 252
Lehman Brothers Holdings, Inc.
    6.625% due 01/18/12                                 300                 315
Levi Strauss & Co.
    6.800% due 11/01/03                                 530                 514
Liberty Media Corp.
    7.750% due 07/15/09                                 145                 150
Lockheed Martin Corp.
    7.750% due 05/01/26                                 115                 134
    8.200% due 12/01/09                                 690                 843
    8.500% due 12/01/29                                 195                 247
Lodgenet Entertainment Corp.
   10.250% due 12/15/06                                 200                 184
Lowe's Cos., Inc.
    6.875% due 02/15/28                                 145                 151
Lyondell Chemical Co.
  Series B
    9.875% due 05/01/07                                 155                 148
    9.500% due 12/15/08                                 150                 140
Manufacturers & Traders Trust Co.
    8.000% due 10/01/10                                 115                 134
Marathon Oil Corp.
    5.375% due 06/01/07                                 230                 242
Marshall & Isley Bank
    5.250% due 09/04/12                                  90                  93
Masco Corp.
    6.500% due 08/15/32                                  40                  38
May Department Stores Co. (The)
    7.875% due 03/01/30                                 190                 218
MBNA America Bank
  Series BKNT
    6.500% due 06/20/06                                 125                 130
  Series BKNT
    7.750% due 09/15/05                                  35                  38
MeadWestvaco Corp.
    6.850% due 04/01/12                                  70                  74
Mediacom Broadband LLC
   11.000% due 07/15/13                                 100                  85
Metropolitan Life Insurance Co.
    7.800% due 11/01/25                                 335                 361
MGM Mirage
    8.500% due 09/15/10                                  70                  76
Mizuho Preferred Capital Co. LLC
  Step Up Bond
    8.790% due 12/29/49                                 315                 256
Mohawk Industries, Inc.
  Series D
    7.200% due 04/15/12                                  45                  50
Monsanto Co.
    7.375% due 08/15/12                                  95                  98
Morgan (J.P.) & Co., Inc.
  Series A
    6.000% due 01/15/09                                 180                 188
Morgan Stanley
    5.625% due 01/20/04                                 575                 596
    6.600% due 04/01/12                                 270                 291
    6.750% due 04/15/11                                 165                 179
Nabors Holdings 1 ULC
    4.875% due 08/15/09                                 155                 159

                                                        Fixed Income III Fund 79

Fixed Income III Fund

Statement of Net Assets, continued--October 31, 2002

                                                 Principal          Market
                                                  Amount             Value
                                                  (000)              (000)
                                                    $                  $
---------------------------------------------------------------------------
Nabors Industries, Ltd.
   5.375% due 08/15/12                             230               232
Natexis Ambs Co. LLC
   8.440% due 12/29/49                             230               268
National Rural Utilities
  Cooperative Finance
   5.750% due 08/28/09                             100               101
Nationwide Financial Services
   6.250% due 11/15/11                             265               271
NB Capital Trust IV
   8.250% due 04/15/27                             135               147
Newmont Mining Corp.
   8.625% due 05/15/11                             205               239
News America Holdings
   8.875% due 04/26/23                              70                71
   7.750% due 12/01/45 (p)                         275               236
News America, Inc.
   7.300% due 04/30/28                             160               138
Niagara Mohawk Power Corp.
   7.625% due 10/01/05                             435               478
Nisource Finance Corp.
   7.875% due 11/15/10                             220               214
Norfolk Southern Corp.
   7.700% due 05/15/17                              95               117
   7.900% due 05/15/97 (p)                         175               196
North Fork BanCorp., Inc.
   5.875% due 08/15/12                             250               265
Northern Border Pipeline Co.
   6.250% due 05/01/07                             210               219
Northern States Power Co.
   8.000% due 08/28/12                             195               208
Occidental Petroleum Corp.
   5.875% due 01/15/07                              80                86
   9.250% due 08/01/19                             190               238
Oneok, Inc.
   7.750% due 08/15/06                             200               220
Oregon Steel Mills, Inc.
  10.000% due 07/15/09                             165               165
Orion Power Holdings, Inc.
  12.000% due 05/01/10                              35                25
Pemex Master Trust
   8.625% due 02/01/22                             250               247
Pemex Project Funding Master Trust
   9.125% due 10/13/10                              30                33
Pennzoil-Quaker State Co.
   6.750% due 04/01/09                             130               144
PepsiAmericas, Inc.
   3.875% due 09/12/07                             255               256
Perkins Family Rests LP
 Series B
  10.125% due 12/15/07                              90                76
Petco Animal Supplies, Inc.
  10.750% due 11/01/11                              75                80
PG&E National Energy Group
  10.375% due 05/16/11                             200                40
Phelps Dodge Corp.
   8.750% due 06/01/11                              60                61
Philip Morris Cos., Inc.
   7.750% due 01/15/27                             245               259
Pinnacle Partners
   8.830% due 08/15/04                             260               200
PNC Funding Corp.
   7.500% due 11/01/09                             130               143
Popular North America, Inc.
 Series MTNE
   6.125% due 10/15/06                              80                85
Portola Packaging, Inc.
  10.750% due 10/01/05                             175               173
Progress Energy, Inc.
   7.000% due 10/30/31                             240               214
Prudential Funding LLC
   6.600% due 05/15/08                             140               150
Prudential Holdings LLC
 Series FSA
   7.245% due 12/18/23                             370               402
PSEG Energy Holdings, Inc.
   9.125% due 02/10/04                             165               146
   8.625% due 02/15/08                             125                81
   8.625% due 02/15/08                              65                42
PSEG Power LLC
   8.625% due 04/15/31                             160               134
Public Service Co. of Colorado
   7.875% due 10/01/12                             150               155
Public Service Co. of New Mexico
 Series A
   7.100% due 08/01/05                             500               508
Qwest Capital Funding, Inc.
   7.250% due 02/15/11                             220               117
   7.000% due 08/03/09                              25                14
   6.500% due 11/15/18                              25                11
Qwest Corp.
   7.200% due 11/01/04                             185               172
Raytheon Co.
   8.200% due 03/01/06                             200               220
   8.300% due 03/01/10                              70                79
Regions Financial Corp.
   6.375% due 05/15/12                             250               277
RJ Reynolds Tobacco Holdings, Inc.
   7.250% due 06/01/12                             240               246
Safeway, Inc.
   5.800% due 08/15/12                             380               398
Scholastic Corp.
   5.750% due 01/15/07                             210               223
Science Applications International Corp.
   6.250% due 07/01/12                              80                83
Sears Roebuck Acceptance
   1.980% due 06/01/32                              50                42
Sempra Energy Step Up Bond
   6.800% due 07/01/04                             105               107

80 Fixed Income III Fund

Fixed Income III Fund

Statement of Net Assets, continued--October 31, 2002

                                                Principal           Market
                                                 Amount              Value
                                                 (000)               (000)
                                                   $                   $
--------------------------------------------------------------------------
Sequa Corp.
   9.000% due 08/01/09                             100                 82
Simon Property Group, LP
   6.350% due 08/28/12                              45                 46
   6.375% due 11/15/07                             130                140
SLM Corp.
   5.050% due 11/14/14                             160                159
Solutia, Inc.
  11.250% due 07/15/09                             450                328
   6.720% due 10/15/37                             630                457
Sprint Capital Corp.
   8.375% due 03/15/12                              70                 58
   8.750% due 03/15/32                           2,200              1,672
   6.875% due 11/15/28                             520                343
Starwood Hotels & Resorts Worldwide, Inc.
   7.375% due 05/01/07                              35                 33
   7.875% due 05/01/12                              80                 77
Supervalu, Inc.
   7.500% due 05/15/12                             135                136
Synagro Technologies, Inc.
   9.500% due 04/01/09                              90                 93
TCI Communications, Inc.
   7.875% due 02/15/26                              80                 80
   8.000% due 08/01/05                             415                415
   8.650% due 09/15/04                             250                243
Tele-Communications, Inc.
   7.875% due 08/01/13                             225                227
Tenet Healthcare Corp.
   6.875% due 11/15/31                             130                111
Tennessee Gas Pipeline Co.
   8.375% due 06/15/32                             490                466
Time Warner Cos.
   7.570% due 02/01/24                              35                 32
Time Warner Telecom, Inc.
  10.125% due 02/01/11                             335                141
Time Warner, Inc.
   7.975% due 08/15/04                             375                388
Times Mirror Co.
   7.450% due 10/15/09                             250                284
Toys R US, Inc.
   7.625% due 08/01/11                             100                 86
Transcontinental Gas Pipe LN
   6.125% due 01/15/05                             200                188
   8.875% due 07/15/12                             275                268
Transocean, Inc.
   6.750% due 04/15/05                              85                 91
Union Pacific Corp.
   6.125% due 01/15/12                             250                270
   5.750% due 10/15/07                             370                399
Union Planters Corp.
   7.750% due 03/01/11                             350                401
USA Interactive
   6.750% due 11/15/05                             275                271
UST, Inc.
   6.625% due 07/15/12                              80                 85
USX Corp./Consolidated
   8.500% due 03/01/23                             220                254
   9.375% due 05/15/22                             295                369
Valero Energy Corp.
   6.125% due 04/15/07                             160                159
   6.875% due 04/15/12                             120                118
Valspar Corp.
   6.000% due 05/01/07                             235                249
Venture Holdings Co. LLC
  12.000% due 06/01/09                              45                  1
Verizon Florida, Inc.
   6.125% due 01/15/13                             120                123
Verizon Wireless Capital LLC
   5.375% due 12/15/06                             260                255
Verizon/New England
   6.500% due 09/15/11                              40                 42
Vornado Realty Trust
   5.625% due 06/15/07                              65                 67
Washington Mutual, Inc.
   8.250% due 04/01/10                             110                128
Waste Management, Inc.
   7.000% due 07/15/28                             225                202
Wendy's International, Inc.
   6.200% due 06/15/14                             280                307
Weyerhaeuser Co.
   6.750% due 03/15/12                             115                121
Williams Cos., Inc.
 Series A
   7.500% due 01/15/31                              60                 33
   7.750% due 06/15/31                             300                165
WorldCom, Inc. - WorldCom Group
   8.250% due 05/15/31 (0)                         160                 28
WRC Media, Inc./Weekly Reader Corp./
  JLC Learning Corp.
  12.750% due 11/15/09                             110                100
Xcel Energy, Inc.
   7.000% due 12/01/10                             170                139
York International Corp.
   6.625% due 08/15/06                             125                136
Zions BanCorp.
   6.500% due 10/15/11                             200                211
Zurich Capital Trust I
   8.376% due 06/01/37                             280                248
                                                                 --------
                                                                   63,388
                                                                 --------

Emerging Markets Debt - 1.7%
Brazilian Government International Bond
   2.563% due 04/15/06 (E)                         532                414
 Series RG
   2.625% due 04/15/09 (E)                          76                 45
   8.000% due 04/15/14                           2,217              1,288
Colombia Government International Bond
  10.000% due 01/23/12                             785                708
  11.750% due 02/25/20                              85                 80
Ecuador Government International Bond
   6.000% due 08/15/30                           1,090                450

                                                        Fixed Income III Fund 81

Fixed Income III Fund

Statement of Net Assets, continued--October 31, 2002

                                                        Principal       Market
                                                         Amount         Value
                                                          (000)         (000)
                                                            $             $
--------------------------------------------------------------------------------
Peru Government International Bond
     9.125% due 02/21/12                                         100          88
Russia Government International Bond
     5.000% due 03/31/30                                         650         496
Tyumen Oil Co.
    11.000% due 11/06/07                                         795         795
Venezuela Government International Bond
     2.875% due 12/18/07 (E)                                     655         519
YPF SA
     8.000% due 02/15/04                                         660         574
                                                                       ---------
                                                                           5,457
                                                                       ---------
International Debt - 6.7%
Abbey National PLC Step Up Bond
     6.700% due 06/29/49 (beta)                                  275         298
Abitibi-Consolidated, Inc.
     8.550% due 08/01/10                                          30          31
     8.850% due 08/01/30                                          60          58
AES Drax Energy, Ltd.
    Series B
    11.500% due 08/30/10                                         360           5
Ainsworth Lumber Co., Ltd.
    13.875% due 07/15/07                                         135         142
Amvescap PLC
     6.600% due 05/15/05                                         365         397
AXA
     8.600% due 12/15/30                                         135         137
Barclays Bank PLC
     6.860% due 09/29/49                                         195         186
Bowater Canada Finance
     7.950% due 11/15/11                                          90          88
British Telecommunications PLC
     8.375% due 12/15/10                                         500         586
     8.875% due 12/15/30                                         490         590
Burlington Resources Finance Co.
     5.700% due 03/01/07                                         150         161
Conoco Funding Co.
     6.350% due 10/15/11                                         740         815
Den Norske Bank ASA
     7.729% due 06/29/49                                         460         511
Deutsche Telekom International
    Finance BV
     9.250% due 06/01/32                                         100         118
     8.750% due 06/15/30                                       1,360       1,471
El Salvador Government International Bond
     7.750% due 01/24/23                                       1,075       1,059
Fairfax Financial Holdings, Ltd.
     7.750% due 12/15/03                                         330         297
Falconbridge, Ltd.
     7.350% due 06/05/12                                         210         217
France Telecom
     8.700% due 03/01/06                                         700         749
     9.250% due 03/01/11                                         785         858
    10.000% due 03/01/31                                         190         213
Glencore Nickel, Ltd.
     9.000% due 12/01/14                                         235          52
Global Crossing Holding, Ltd.
     9.125% due 11/15/06 (0)                                     245           4
Great Lakes Power, Inc.
     9.000% due 08/01/04                                         115         122
Huntsman International LLC
     10.125% due 07/01/09                                EUR      15          10
Inco, Ltd.
     7.750% due 05/15/12                                          45          48
     7.200% due 09/15/32                                          50          46
Intrawest Corp.
    10.500% due 02/01/10                                         150         151
KBC Bank Funding Trust II
     7.000% due 06/30/49 (E)                             EUR   1,000       1,023
Laidlaw, Inc.
     7.875% due 04/15/05 (0)                                     230         111
MDP Acquisitions PLC
     9.625% due 10/01/12                                         215         220
Mexico (United Mexican States)
    Series B
     6.250% due 12/31/19                                         300         294
Mexico Government International Bond
     8.375% due 01/14/11                                          50          54
     8.300% due 08/15/31                                         390         387
    11.375% due 09/15/16                                         200         254
     8.000% due 09/24/22                                         300         293
Mexico Government International Bond
    Value Recovery Rights
    Series B
    0.000% due 06/30/04 (AE)(E)                                  300           1
National Westminster Bank PLC
    Step Up Bond
     7.750% due 04/29/49 (beta)                                  475         538
Nexen, Inc.
     7.875% due 03/15/32                                         330         334
Pearson PLC
     7.000% due 06/15/11                                          90         100
Petroleos Mexicanos
     9.500% due 09/15/27                                         120         126
Province of Quebec
     7.500% due 07/15/23                                         760         914
Royal Bank of Scotland Group PLC
    Series 1
     9.118% due 03/31/49 (beta)                                1,600       1,942
    Series 3
     7.816% due 11/29/49 (beta)                                  310         349
Royal KPN NV
     8.000% due 10/01/10                                         925       1,033
Santander Financial Issuances
     6.375% due 02/15/11                                         180         171
     6.800% due 07/15/05                                          70          73
Sappi Papier Holding AG
     6.750% due 06/15/12                                         380         409

82 Fixed Income III Fund

Fixed Income III Fund

Statement of Net Assets, continued--October 31, 2002

                                                        Principal       Market
                                                         Amount         Value
                                                          (000)         (000)
                                                            $             $
-------------------------------------------------------------------------------
Singapore Telecommunications, Ltd.
     6.375% due 12/01/11                                        165          174
     7.375% due 12/01/31                                        600          624
Standard Chartered Bank
     8.000% due 05/30/31                                        300          312
Stora Enso Oyj
     7.375% due 05/15/11                                        310          352
Thomson Corp. (The)
     5.750% due 02/01/08                                        375          401
TPSA Finance BV
     7.750% due 12/10/08                                        125          118
Tyco International Group SA
     6.375% due 10/15/11                                        670          563
XL Capital Europe PLC
     6.500% due 01/15/12                                        335          345
                                                                      ----------
                                                                          20,935
                                                                      ----------

Mortgage-Backed Securities - 54.2%
Ameriquest Mortgage Securities, Inc.
    Series 2000-2 Class A
     2.103% due 07/15/30 (E)                                    323          323
ARC Net Interest Margin Trust
    Series 2002-5A Class A
     7.750% due 07/27/32                                         69           69
Aurora Loan Services
    Series 2000-2 Class 2A1
     2.530% due 05/25/30 (E)                                    541          543
Bank of America Mortgage Securities
    Series 2002-3 Class 1B4
     6.500% due 03/25/32                                        185          166
Bear Stearns Adjustable Rate
    Mortgage Trust
    Series 2000-1 Class 1A
     7.452% due 12/25/30 (E)                                    413          414
Citicorp Mortgage Securities, Inc.
    Series 2002-4 Class B4
     5.293% due 03/25/32                                        189          167
CS First Boston Mortgage Securities Corp.
    Series 2002-10 Class 2A1
     7.500% due 05/25/32                                        444          467
    Series 2002-22 Class 2AIO
     6.000% due 06/25/32                                      4,250          381
    Series 2002-18 Class 1AIO
     7.500% due 06/25/32                                        725          102
    Series 2002-22 Class 1AIO
     8.000% due 07/25/32                                        925          137
    Series 2001-S18 Class A2
     2.180% due 08/25/31 (E)                                  1,284        1,277
DLJ Mortgage Acceptance Corp.
    Series 1996-Q5 Class A1
     2.330% due 06/25/26 (E)                                    225          225
Federal Home Loan Mortgage Corp.
     5.500% 15 Year TBA (o)                                     500          512
     6.000% 30 Year Gold TBA(o)                               1,175        1,199
     6.500% 30 Year Gold TBA(o)                               8,525        8,841
     8.500% due 2017                                            253          274
    10.500% due 2017                                             97          114
    10.000% due 2020                                            250          283
     8.500% due 2025                                            124          133
     4.695% due 2027 (E)                                        232          240
     8.500% due 2027                                            596          640
     5.324% due 2028 (E)                                        176          183
     5.421% due 2028 (E)                                        217          224
     6.500% due 2028                                             20           21
     7.500% due 2030                                            694          733
     7.835% due 2030 (E)                                        106          110
     8.000% due 2030                                            556          594
     8.000% due 2031                                            265          282
     7.000% due 2032                                          1,653        1,726
     7.500% due 2032                                          1,349        1,426
    Series 1991-1037 Class Z
     9.000% due 02/15/21                                        303          322
    Series 1994-1707 Class S
     6.988% due 03/15/24 (E)                                    922          121
    Series 2002-2432 Class PI
     6.000% due 04/15/23                                      1,085           83
    Series 2001-2346 Class PC
     6.500% due 12/15/13                                        120          125
Federal Home Loan Mortgage Corp.
    STRIP Interest
    Series 1998-191 Class IO                                    197           33
     8.000% due 01/01/28
    Series 2000-207 Class IO                                    342           44
     7.000% due 04/01/30
    Series 2001-215 Class IO                                    195           29
     8.000% due 06/01/31
Federal Home Loan Mortgage Corp.
    Structured Pass Through Securities                          226          226
    Series 2002-42 Class A1
     4.750% due 02/25/42
Federal National Mortgage Association
     5.500% 15 Year TBA (o)                                   1,725        1,742
     5.500% 30 Year TBA (o)                                   9,600        9,795
     6.000% 30 Year TBA (o)                                  17,130       17,626
     6.000% 15 Year TBA (o)                                  18,000       18,744
     6.000% 30 Year TBA (o)                                   2,860        2,916
     6.500% 30 Year TBA (o)                                  14,010       14,500
     7.000% 30 Year TBA (o)                                   7,905        8,255
     7.500% 30 Year TBA (o)                                   2,525        2,669
    10.000% due 2005                                             18           19
     6.000% due 2016                                            864          901
    10.000% due 2016                                             43           49
     5.500% due 2017                                          1,000        1,032
     6.000% due 2017                                         10,035       10,463
     6.500% due 2017                                          1,260        1,322
    10.000% due 2018                                            198          225
    10.000% due 2024                                            182          206
     5.171% due 2025 (E)                                         98          101
     5.192% due 2026 (E)                                        769          798
     7.500% due 2027                                            396          420
     7.500% due 2029                                            800          846
     8.000% due 2029                                            108          116

                                                        Fixed Income III Fund 83

Fixed Income III Fund

Statement of Net Assets, continued--October 31, 2002

                                                        Principal       Market
                                                         Amount         Value
                                                          (000)         (000)
                                                            $             $
-------------------------------------------------------------------------------
     8.500% due 2029                                             10           11
     7.500% due 2030                                            928          981
     8.500% due 2030                                          2,620        2,805
     9.500% due 2030                                            397          440
     7.500% due 2031                                          4,253        4,499
     8.000% due 2031                                          3,248        3,474
     8.500% due 2031                                          2,139        2,290
     6.000% due 2032                                            273          281
     6.500% due 2032                                          1,201        1,245
     7.000% due 2032                                            501          526
     7.500% due 2032                                          1,666        1,762
     8.000% due 2032                                            381          407
    Series 2002-18 Class PG
     5.500% due 06/25/08                                        276          281
    Series 2002-70 Class QD
     5.500% due 06/25/26                                        275          292
    Series 1992-10 Class ZD
     8.000% due 11/25/21                                      2,341        2,665
    Series 2002-50 Class SC
     6.270% due 12/25/29 (E)                                    837           56
Federal National Mortgage Association
  STRIP Interest
  Series 2002-320 Class 2
     7.000% due 03/01/32                                        406           57
  Series 2000-306 Class IO
     8.000% due 05/01/30                                        425           66
  Series 2001-317 Class 2
     8.000% due 08/01/31                                        495           81
  Series 1997-281 Class 2
     9.000% due 11/01/26                                        202           35
Federal National Mortgage Association
  STRIP Principal
  Series 2001-317 Class 1
     0.000% due 08/01/31                                        495          448
Federal National Mortgage Association
  Whole Loan
  Series 2002-W1 Class 2AIO
     0.640% due 04/25/42                                     11,903          247
  Series 2002-W4 Class A1
     4.500% due 05/25/42                                        376          376
  Series 2002-W6 Class 2AIO
     0.412% due 06/25/42                                      8,641          130
First Nationwide Trust
  Series 2001-4 Class 3A5
     2.430% due 09/25/31 (E)                                  1,406        1,409
  Series 2000-2 Class IB3
     7.500% due 12/19/30                                         88           94
First Union National Bank
  Commercial Mortgage
  Series 2002-C1 Class A2
     6.141% due 02/12/34                                        190          208
First Union-Lehman Brothers-
  Bank of America
  Series 1998-C2 Class A2
     6.560% due 11/18/35                                        670          752
Government National Mortgage Association
     6.000% 30 Year TBA (o)                                     950          973
     6.500% 30 Year TBA (o)                                   1,250        1,302
     7.000% 30 Year TBA (o)                                   2,250        2,363
  Series 2002-62 Class B
     4.763% due 01/16/25                                        160          165
  Series 2002-61 Class BA
     4.648% due 03/16/26                                        160          161
  Series 1999-27 Class SE
     6.795% due 08/16/29 (E)                                    533           62
  Series 2000-29 Class S
     6.670% due 09/20/30 (E)                                    648           51
  Series 1999-44 Class SA
     6.745% due 12/16/29 (E)                                    792           94
Government National Mortgage
  Association I
     6.000% 30 Year TBA (o)                                     650          672
     6.500% 30 Year TBA (o)                                   2,475        2,572
    10.500% due 2016                                             86          100
    11.000% due 2020                                            188          218
    10.000% due 2022                                            172          197
     7.500% due 2024                                            146          156
     6.500% due 2028                                            773          807
     6.000% due 2029                                          2,862        2,971
     6.500% due 2029                                             22           23
     6.500% due 2031                                          1,266        1,320
     7.000% due 2031                                            990        1,040
     6.500% due 2032                                          1,483        1,546
     7.000% due 2032                                            510          535
     7.500% due 2032                                            677          720
Government National Mortgage
  Association II
     6.625% due 2023 (E)                                        287          297
     6.750% due 2023 (E)                                        116          120
     6.625% due 2024 (E)                                        755          781
     6.750% due 2024 (E)                                        758          782
     5.375% due 2025 (E)                                        914          945
     6.750% due 2025 (E)                                         23           24
     6.625% due 2026 (E)                                        434          449
     5.375% due 2027 (E)                                        646          666
     6.625% due 2027 (E)                                         73           75
     6.750% due 2027 (E)                                        620          638
     5.375% due 2028 (E)                                         25           26
     4.500% due 2030 (E)                                      1,478        1,512
LB-UBS Commercial Mortgage Trust
  Series 2001-C3 Class A2
     6.365% due 12/15/28                                        700          772
Merrill Lynch Mortgage Trust
  Series 2002-MW1 Class J
     5.695% due 07/12/34                                        185          152
Morgan Stanley Dean Witter Capital I
  Series 2001-NC1N Class N
    12.750% due 10/25/31                                          4            4
  Series 2001-NC3N Class N
    12.750% due 10/25/31                                        157          157

84 Fixed Income III Fund

Fixed Income III Fund

Statement of Net Assets, continued--October 31, 2002

                                                   Principal            Market
                                                     Amount              Value
                                                      (000)              (000)
                                                        $                  $
--------------------------------------------------------------------------------
Option One Mortgage Securities Corp.
  NIM Trust
  Series 2002-2A Class CFTS
   8.830% due 06/26/32                                223                 223
PNC Mortgage Securities Corp.
  Series 2000-4 Class CB2
   6.820% due 06/25/30                                168                 174
  Series 2000-4 Class CB3
   6.820% due 06/25/30                                 93                  96
Residential Asset Mortgage Products, Inc.
  Series 2002-RZ4 Class AIO
   5.750% due 04/25/05                              1,900                 145
Salomon Brothers Mortgage Securities VII
  Series 1999-NC3 Class A
   2.180% due 07/25/29 (E)                            221                 218
  Series 1994-16 Class A
   6.510% due 08/25/24                                 80                  81
  Series 1999-NC4 Class A
   2.230% due 09/25/29 (E)                            301                 300
Vendee Mortgage Trust
  Series 2000-1 Class 2G
   7.250% due 06/15/09                                260                 285
  Series 2002-1 Class 2IO
   0.250% due 08/15/31                             24,152                 297
Wachovia Bank Commercial Mortgage Trust
  Series 2002-C1 Class J
   6.290% due 04/15/34                                195                 170
  Series 2002-C1 Class H
   6.290% due 04/15/34                                255                 230
Washington Mutual Mortgage
  Securities Corp.
  Series 2001-2 Class B3
   7.190% due 01/25/31                                233                 242
                                                                   ----------
                                                                      169,361
                                                                   ----------

Municipal Bonds - 0.3%
Clark County Nevada General
  Obligation Limited, weekly demand
   5.000% due 06/01/32 (u)                          1,000                 983
                                                                   ----------
United States Government
Agencies - 4.5%
Federal Home Loan Mortgage Corp.
   3.250% due 01/15/04                                840                 856
   6.750% due 03/15/31                                460                 530
   6.250% due 07/15/32                                185                 200
   6.625% due 09/15/09                                885               1,029
   6.875% due 09/15/10                              1,445               1,701
Federal National Mortgage Association
   5.000% due 01/20/07                                480                 499
   6.250% due 03/22/12                                725                 780
   6.250% due 05/15/29                                620                 666
Financing Corp. STRIP Principal
   0.000% due 04/05/19                                855                 327
   0.000% due 05/11/18                                990                 405
   0.000% due 09/26/19                                535                 198
   0.000% due 12/06/18                              1,010                 396
   0.000% due 12/27/18                              3,285               1,281
Financing Corp.
  Series 15P
  Zero Coupon due 03/07/19                            445                 171
Small Business Administration
   7.500% due 04/01/17                              3,846               4,371
   7.449% due 08/01/10                                453                 514
                                                                   ----------
                                                                       13,924
                                                                   ----------

United States Government
Treasuries - 10.7%
United States Treasury Inflation
  Indexed Bonds
   3.375% due 01/15/07                                912                 980
   3.625% due 01/15/08                                257                 279
   3.875% due 04/15/29                              5,056               5,841
   3.375% due 04/15/32                                275                 298
   3.000% due 07/15/12                                432                 454
United States Treasury Note
   6.500% due 02/15/10                              3,400               4,041
   5.000% due 02/15/11                                910                 992
   6.000% due 02/15/26                                620                 693
   5.375% due 02/15/31                                650                 686
   6.750% due 05/15/05                              1,250               1,398
   4.625% due 05/15/06                                550                 593
   7.250% due 05/15/16                                300                 379
   8.750% due 05/15/17                                200                 285
   4.375% due 08/15/12                                 55                  57
   8.125% due 08/15/19                              3,050               4,171
   5.500% due 08/15/28                                500                 524
   7.875% due 11/15/04                              5,715               6,416
   3.500% due 11/15/06                              1,500               1,556
   7.500% due 11/15/16                              2,800               3,610
United States Treasury STRIP Principal
   0.000% due 11/15/27                                500                 128
                                                                   ----------
                                                                       33,381
                                                                   ----------

Total Long-Term Investments
(cost $314,307)                                                       317,876
                                                                   ----------


                                                  Notional
                                                   Amount
                                                    (000)
                                                      $
                                                 -----------
Options Purchased - 0.0%
(Number of Contracts)
Eurodollar Futures

   Dec 2002 94.25 Put (18)                           4,241                 --
   Dec 2002 95.50 Put (152)                         36,290                  1
   Dec 2002 95.75 Put (16)                           3,830                 --
   Dec 2002 96.50 Put (32)                           7,720                 --
   Dec 2002 96.75 Put (30)                           7,256                 --
                                                                   ----------

Total Options Purchased
(cost $4)                                                                   1
                                                                   ----------

                                                        Fixed Income III Fund 85

Fixed Income III Fund

Statement of Net Assets, continued--October 31, 2002

                                                                  Market
                                               Number              value
                                                 of                (000)
                                               shares                $
--------------------------------------------------------------------------
Preferred Stocks - 0.4%
Financial Services - 0.4%
California Federal Preferred Capital             29,250                771
Centaur Funding Corp.                           555,000                484
                                                                 ---------

Total Preferred Stocks
(cost $1,319)                                                        1,255
                                                                 ---------

                                            Principal
                                              Amount
                                               (000)
                                                 $
                                          -------------
Short-Term Investments - 28.7%
Abbey National North America LLC
    1.780% due 11/06/02 (c)(y)                    2,200              2,199
AON Corp.
    2.775% due 01/15/03                             160                159
Bundesschatzanweisungen
    4.250% due 03/14/03                       EUR 1,620              1,611
CIT Group, Inc.
    2.210% due 04/07/03 (E)                         900                896
DaimlerChrysler Financial Services
   North America LLC
   Series MTNR
    1.965% due 03/10/03 (E)                         800                798
DaimlerChrysler NA Holding Corp.
   Series MTNC
    2.000% due 08/21/03 (E)                       2,100              2,089
Danske Corp.
    1.750% due 11/07/02 (c)(y)                    1,600              1,600
Federal Home Loan Bank Discount Note
    1.600% due 11/14/02 (c)(y)                    9,300              9,300
Federal Home Loan Bank Discount Notes
    1.660% due 11/14/02 (c)(y)                    6,600              6,596
Federal Home Loan Mortgage
   Association Discount Notes
    1.670% due 11/14/02 (c)(y)                    5,350              5,347
Ford Motor Credit Co.
    1.878% due 02/13/03 (E)                       2,000              1,978
    2.340% due 06/23/03 (E)                       1,500              1,466
Frank Russell Investment Company
   Money Market Fund (C)                         51,212             51,212
French Treasury Note
    5.000% due 01/12/03                       EUR 1,620              1,610
Golden State Bancorp, Inc.
    7.000% due 08/01/03                              25                 26
International Paper Co.
    8.000% due 07/08/03                             350                363
Interpool, Inc.
    6.625% due 03/01/03                             105                105
Niagara Mohawk Power Corp.
    6.875% due 04/01/03                             250                254
Northern States Power-Minnesota
    5.875% due 03/01/03                             295                294
Public Service Co. of Colorado
   Series 6
    6.000% due 04/15/03                             320                318
UBS Finance, Inc. Yrs 3&4
   Commercial Paper
    1.750% due 12/18/02 (c)(y)                      800                798
United States Treasury Bill
    1.620% due 01/06/03 (c)(y)(s)                    25                 25
    1.646% due 01/16/03 (c)(y)(s)                    50                 50
    1.470% due 01/30/03 (c)(y)(s)                    50                 50
    1.610% due 03/27/03 (c)(y)                      500                496
    1.560% due 11/29/02 (c)(y)(s)                    30                 30
    1.590% due 12/05/02 (c)(y)(s)                    25                 25
                                                                ----------

Total Short-Term Investments
(cost $89,549)                                                      89,695
                                                                ----------

                                                Number
                                                  of
                                                Shares
                                               --------
Warrants - 0.0%
International Debt - 0.0%
Mexico Government International Bond
    2003 Warrants (AE)                          715,000                  2
                                                                ----------
Materials and Processing -
Solutia, Inc.
    2009 Warrants (AE)                              450                  4
                                                                ----------
Total Warrants
(cost $60)                                                               6
                                                                ----------
Total Investments - 130.9%
(identified cost $405,239)                                         408,833

Other Assets and Liabilities,
Net - (30.9%)                                                      (96,371)
                                                                ----------

Net Assets - 100.0%                                                312,462
                                                                ==========

See accompanying notes which are an integral part of the financial statements.

86 Fixed Income III Fund

Fixed Income III Fund

Statement of Net Assets, continued--October 31, 2002

                                                                 Unrealized
                                          Notional              Appreciation
                                           Amount              (Depreciation)
Futures Contracts                          (000)                    (000)
(Number of Contracts)                        $                        $
-----------------------------------------------------------------------------
Long Positions
Euribor Futures (UK)
  expiration date 03/03 (243)                  732                         9

Euribor Futures (UK)
  expiration date 06/03 (1)                    243                         1

Eurodollar Futures
  expiration date 06/03 (11)                 2,706                        58

Eurodollar Futures
  expiration date 09/03 (13)                 3,191                       105

Germany, Federal Republic
  5 Year Bonds
  expiration date 12/02 (32)                 3,560                         5

Germany, Federal Republic
  10 Year Bonds
  expiration date 12/02 (133)               14,549                        85

United States Treasury Bonds
  expiration date 12/02 (7)                    775                        (7)

United States Treasury 2 Year Notes
  expiration date 12/02 (48)                10,328                       149

United States Treasury 10 Year Notes
  expiration date 12/02 (23)                 2,538                        48

Short Positions
Euribor Futures (UK)
  expiration date 03/03 (252)                   73                         3

Euribor Futures (Luxembourg)
  expiration date 12/03 (6)                      5                         1

Eurodollar Futures
  expiration date 03/03 (3)                    739                        (3)

Eurodollar Futures
  expiration date 06/03 (3)                    738                        (4)

Eurodollar Futures
  expiration date 09/03 (3)                    736                        (5)

Eurodollar Futures
  expiration date 12/03 (3)                    734                        (5)

Eurodollar Futures
  expiration date 03/04 (3)                    731                        (5)

United States Treasury Bonds
  expiration date 12/02 (26)                 2,871                        (8)

United States Treasury 2 Year Notes
  expiration date 12/02 (5)                  1,076                        (6)

United States Treasury 5 Year Notes
  expiration date 12/02 (172)               19,562                      (338)

United States Treasury 10 Year Notes
  expiration date 12/02 (86)                 9,866                      (150)
                                                                   ---------
Total Unrealized Appreciation
  (Depreciation) on Open Futures
  Contracts Purchased                                                    (67)
                                                                   =========

                                           Notional                 Market
                                            Amount                   Value
Options Written                              (000)                   (000)
(Number of Contracts)                          $                       $
----------------------------------------------------------------------------
Eurodollar Futures
   Jun 2003 98.75 Call (31)                  7,653                       (13)
   Dec 2002 96.00 Put (156)                 37,440                        (2)
   Dec 2002 96.50 Put (140)                 33,775                        (1)
   Jun 2003 97.50 Put (15)                   3,656                        (3)
   Jun 2003 98.00 Put (6)                    1,470                        (2)

Three Month LIBOR Swap
   Oct 2004 5.97 Call (1)                    3,000                      (238)
   Oct 2003 6.00 Call (1)                      700                       (56)
   Oct 2004 5.97 Put (1)                     3,000                       (78)
   Oct 2004 6.00 Put (1)                       700                       (18)

United States Treasury Notes
   10 Year Futures
   Nov 2002 110.00 Put (15)                  1,650                        (1)
                                                                   ---------
Total Liability for Options Written
(premiums received $521)                                                (412)
                                                                   =========


Forward Foreign Currency Exchange Contracts
----------------------------------------------------------------------------

                                                               Unrealized
                                                              Appreciation
   Amount               Amount                               (Depreciation)
    Sold                Bought             Settlement             (000)
    (000)                (000)               Date                   $
--------------      --------------       -------------       ---------------
USD        227      EUR        230          11/08/02                       1
USD        787      EUR        800          11/08/02                       5
USD         81      ZAR      1,044          01/21/03                      21
EUR      2,668      USD      2,615          11/08/02                     (27)
ZAR      1,044      USD         84          01/21/03                     (17)
                                                             ---------------

                                                                         (17)
                                                             ===============

 See accompanying notes which are an integral part of the financial statements.

                                                        Fixed Income III Fund 87

Fixed Income III Fund

Statement of Net Assets, continued--October 31, 2002




Index Swaps
-------------------------------------------------------------------------------------------------------------------------
                                                                                                            Unrealized
                                                    Notional                                               Appreciation
                                                     Amount                                               (Depreciation)
         Fund Receives                Counter        (000)            Fund Pays          Termination          (000)
      Underlying Security              Party           $            Floating Rate           Date                $
------------------------------    ---------------  ---------     -------------------   --------------   -----------------
Bear Stearns High Yield                                          1 Month USD LIBOR-
Total Return Index                Bear Stearns         1,790     plus 2.25%              12/31/02                      (8)

Bear Stearns High Yield                                          1 Month USD LIBOR-
Total Return Index                Bear Stearns           700     plus 0.50%              01/01/03                      (2)

Bear Stearns High Yield                                          1 Month USD LIBOR-
Total Return Index                Bear Stearns           890     plus 2.07%              02/01/03                      (4)

Bear Stearns High Yield                                          1 Month USD LIBOR-
Total Return Index                Bear Stearns           530     plus 0.35%              04/03/03                      14

Bear Stearns High Yield                                          1 Month USD LIBOR-
Total Return Index                Bear Stearns         1,310     plus 0.575%             08/31/03                      (4)

Lehman Brothers CMBS ERISA                                       1 Month USD LIBOR-
Eligible Total Return Index       Lehman Brothers      1,040     minus 0.25%             10/31/02                       1

Lehman Brothers CMBS ERISA                                       1 Month USD LIBOR-
Eligible Total Return Index       Lehman Brothers      1,420     minus 0.35%             01/31/03                       1

Lehman Brothers High Yield                                       1 Month USD LIBOR-
Total Return Index                Lehman Brothers        450     plus 0.65%              06/30/03                      (5)

Lehman Brothers High Yield                                       1 Month USD LIBOR-
Total Return Index                Lehman Brothers        930     plus 0.75%              08/31/03                     (10)

Lehman Brothers MBS Fixed Rate                                   1 Month USD LIBOR-
Total Return Index                Lehman Brothers      1,040     minus 0.08%             12/01/02                       2
                                                                                                        -----------------
                                                                                                                      (15)
                                                                                                        =================


Interest Rate Swaps
------------------------------------------------------------------------------------------------------------------
     Notional                                                                                      Market
      Amount                                                                                        Value
       (000)                                                             Termination                (000)
         $                   Fund Receives         Fund Pays                Date                      $
---------------------   ---------------------- -----------------   ----------------------     --------------------
USD             3,900      Three Month LIBOR         6.00%                12/18/12                            (469)
                                                                                              --------------------

Total Market Value of Interest Rate Swaps
      premiums paid (received) - ($203)                                                                       (469)
                                                                                              ====================

See accompanying notes which are an integral part of the financial statements.

88 Fixed Income III Fund

Emerging Markets Fund

Portfolio Management Discussion--October 31, 2002 (Unaudited)

Objective: To provide maximum total return, primarily through capital appreciation and by assuming a higher level of volatility than is ordinarily expected from developed market international portfolios, by investing principally in equity securities.

Invests in: Primarily emerging market equity securities.

Strategy: The Fund uses a multi-manager strategy intended to achieve higher returns with moderate risk when compared to either single country or region emerging markets investments. The Fund employed the investment management services of four managers with four separate approaches to global emerging markets investment.

                                   [GRAPHIC]

Emerging Markets Fund - Class S
------------------------------------------------------
    Periods Ended          Growth of          Total
      10/31/02              $10,000          Return
--------------------    ---------------  --------------
1 Year                  $   10,591          5.91%
5 Years                 $    6,381         (8.59)%(S)
Inception               $    8,581         (1.56)%(S)


Emerging Markets Fund - Class E(S)(S)
------------------------------------------------------
    Periods Ended          Growth of          Total
      10/31/02              $10,000          Return
--------------------    ---------------  --------------
1 Year                  $   10,571          5.71%
5 Years                 $    6,322         (8.76)%(S)
Inception               $    8,501         (1.65)%(S)


Emerging Markets Fund - Class C(S)(S)(S)(S)
------------------------------------------------------
    Periods Ended          Growth of          Total
      10/31/02              $10,000          Return
--------------------    ---------------  --------------
1 Year                  $   10,494          4.94%
5 Years                 $    6,145         (9.28)%(S)
Inception               $    8,263         (1.65)%(S)


IFC Investable Composite Index
------------------------------------------------------
    Periods Ended          Growth of          Total
      10/31/02              $10,000          Return
--------------------    ---------------  --------------
1 Year                  $   11,297         12.97%
5 Years                 $    8,081         (3.98)%(S)
Inception               $   11,460          1.41%(S)


Performance Review

For the twelve months ended October 31, 2002, the Emerging Markets Fund Class S, Class E, and Class C shares gained 5.91%, 5.71%, and 4.94%, respectively, as compared to the S&P/IFC Investable Composite Index return of 12.97%.

Market and Portfolio Highlights

The fiscal year began with expectations that recent policy moves by world central banks would help trigger an economic recovery in 2002. However, based on the S&P/IFC Investable Composite Index, emerging markets fell during the second quarter by 8.0%, responding to the sharp decline in developed markets over concerns regarding US economic growth, corporate earnings, and questionable accounting practices. For US dollar-based investors, currency losses compounded the effect of modest declines in the stock market.

While the S&P/IFCI index is the designated benchmark for the Fund, volatility within the asset class can cause very different results from indexes designed to measure the performance of emerging market stocks. The other widely-followed benchmark for the asset class, the Morgan Stanley Capital International Emerging Markets Free Index, gained only 8.44% over the same period. By either comparison, the Fund's performance is reflective of disappointing results from some of the underlying managers in a very challenging investment environment.

90 Emerging Markets Fund

Emerging Markets Fund

Portfolio Management Discussion--October 31, 2002 (Unaudited)

The market was rather narrowly focused, with Latin America under extreme pressure as a result of Argentina's financial collapse and Brazil's political elections. The Europe, the Middle East, and Africa (EMEA) region was the strongest performer with the largest market, South Africa, rebounding despite a very unattractive economic backdrop.

The Fund's performance was hurt by many of the developments in the emerging markets arena, particularly the controversial Brazilian presidential election and the terrorist activities in south Asia (specifically Indonesia and the Philippines). The Fund's underweighting of Korea was also detrimental to performance, as this market gained 48% over the 12-month fiscal period. The Fund's Managers were cautious towards the Korean market, given the enthusiasm reflected in share prices.

While the Fund struggled during the period, its value-oriented managers performed well. Underweight positions in technology helped them avoid weakness in technology shares globally. While the Fund is highly style diversified, it had a modest growth bias which had an adverse impact on the Fund in this fiscal year. The Fund's value managers also performed well by focusing on smaller markets, including Thailand, Indonesia, and Malaysia which were less impacted by the decline in developed markets.

Alliance/Bernstein, after underperforming early in the period, was successful in capturing opportunities in smaller Asian countries and was one of the Fund's top performers for the year.

Nicholas Applegate turned in positive benchmark-relative performance in late 2001 due to its overweighting of technology issues and exposure in Taiwan. By the middle of fiscal 2002, however, the environment grew hostile to growth managers and relative performance fell substantially. Nicholas Applegate's holdings in Taiwanese technology stocks such as Compeq Manufacturing, Yageo, and Siliconware were detrimental, but the manager believed these companies were unfairly punished by investors and continued to see upside potential.

Foreign & Colonial encountered difficulties tied to its top-down view on the outcome of the recent Brazilian presidential election. The manager underestimated the popularity of a controversial candidate which led to a market downturn in the second and third quarters as global investors in Brazil reacted negatively to the possibility of his election. Foreign & Colonial's decision to stay invested in the market hurt its performance relative to the benchmark.

The Fund gained 5.09% in October 2002, compared to the benchmark which rose 6.42%. This was due mainly to its slight underweight to Latin American, the best performing region. Brazil, in particular, benefited from a calming of fears subsequent to the resolution of its presidential election. As a result of terrorist activity, Indonesia was the worst performing market. Taiwan, by contrast, was a notable outperformer, benefiting from a rebound in technology as well as indications of an improving relationship with China.

Top Ten Equity Holdings
(as a percent of Total Investments)                 October 31, 2002

Samsung Electronics Co., Ltd.                              3.5%
Telefonos de Mexico SA de CV - ADR                         2.5
Kookmin Bank                                               1.9
YukosADR                                                   1.4
Lukoil - ADR                                               1.4
China Mobile, Ltd.                                         1.3
SK Telecom Co., Ltd.                                       1.2
Grupo Financiero BBVA Bancomer Class B                     1.2
Telekomunikasi Industriesonesia Tbk PT                     1.1
Surgutneftegaz - ADR                                       1.0

Portfolio Characteristics

                                                     October 31, 2002

Current P/E Ratio                                              10.62x
Portfolio Price/Book Ratio                                      1.38x
Market Capitalization - $-Weighted Average                    6.8 Bil
Number of Holdings                                                403

Money Managers                                         Styles

Alliance Capital Management, LP Bernstein
   Investment Research & Management Unit        Value
Foreign & Colonial Emerging Markets, Ltd.       Market-Oriented
Genesis Asset Managers, Ltd.                    Market-Oriented
Schroders Investment Mangement
   North America, Ltd.                          Market-Oriented

____________________
* Emerging Markets Fund Class S assumes initial investment on January 29, 1993. Index comparison began February 1, 1993.

** International Finance Corporation (IFC) Investable Composite Index is a market capitalization-weighted index of the performance of securities listed on the stock exchange(s) of the countries included in the index, calculated on a total-return basis. The investable index reflects the accessibility of markets and individual stocks to foreign investors.

## Prior to April 1, 1995, Fund performance results are reported gross of investment management fees. For the period following April 1, 1995, Fund performance results are reported net of investment management fees but gross of any investment services fees. Information concerning these fees can be obtained from the Fund's Advisor upon request.

(S)       Annualized.

(S)(S) Emerging Markets Fund Class S performance has been linked with Class E to provide historical perspective. For the period September 22, 1998 (commencement of sale) through the current period, Class E paid shareholder service fees. Total return would have been lower had these fees been in effect during prior reporting periods.

(S)(S)(S) Emerging Markets Fund Class S and Class E performance has been linked with Class C to provide historical perspective. From January 27, 1999 (commencement of sale) through the current period, Class C paid shareholder service and Rule 12b-1 distribution fees. Total return would have been lower had these fees been in effect during prior reporting periods.

Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results.

Investments in emerging market countries involve exposure to economic structures that are generally less diverse and mature, and to political systems which can be expected to have less stability than those of more developed countries. Securities may be less liquid and more volatile than US or longer established international markets. Please see the Prospectus for further details.

                                                        Emerging Markets Fund 91

Emerging Markets Fund
Statement of Net Assets--October 31, 2002

                                                                       Market
                                                      Number           Value
                                                        of             (000)
                                                      Shares             $
--------------------------------------------------------------------------------
Common Stocks - 87.2%
Argentina - 0.5%
Central Costanera SA Class B (AE)                         437,100            188
IRSA Inversiones y
   Representaciones SA (AE)                               381,802            212
Perez Companc SA Class B (AE)                             509,000            282
Siderar SAIC Class A (AE)                                  13,026             16
Siderca SAIC                                              350,000            605
Siderca SAIC - ADR                                          7,000            115
                                                                       ---------
                                                                           1,418
                                                                       ---------

Brazil - 1.8%
Banco Bradesco SA - ADR                                    27,700            368
Brasil Telecom Participacoes SA (AE)                   18,348,000             78
Brasil Telecom Participacoes SA - ADR                      26,773            747
Brasil Telecom SA (AE)                                    212,321              1
Celular CRT Participacoes SA                               61,399              4
Centrais Eletricas Brasileiras SA                      83,651,996            466
Cia Energetica de Minas Gerais - ADR                       25,528            174
Cia Paranaense de Energia (AE)                         29,280,000             58
Cia Siderurgica Nacional SA                            34,809,000            360
Cia Vale do Rio Doce - ADR (AE)                             4,910            129
Empresa Brasileira de Aeronautica SA                       22,300             82
Gerdau SA - ADR                                            30,000            275
Petroleo Brasileiro SA - Petrobras - ADR                   92,210          1,220
Souza Cruz SA                                             104,000            530
Tele Norte Leste Participacoes SA (AE)                 13,232,000             68
Votorantim Celulose e
   Papel SA - VCP - ADR                                    11,900            183
                                                                       ---------
                                                                           4,743
                                                                       ---------

Cayman Islands - 0.1%
Hindustan Lever, Ltd.
   2004 Warrants (AE)                                      27,000             90
Infosys Technologies, Ltd.
   2004 Warrants (AE)                                       3,375            264
                                                                       ---------
                                                                             354
                                                                       ---------

Chile - 1.4%
Banco Santander Chile SA - ADR                             55,976            966
Cia Cervecerias Unidas SA - ADR                            28,300            370
Cia de Telecomunicaciones de
   Chile SA - ADR                                          48,787            424
Coca-Cola Embonor SA - ADR (AE)                           109,300            218
Distribucion y Servicio D&S SA - ADR                       93,800            929
Embotelladora Andina SA Class B - ADR                      54,400            311
Empresa Nacional de Electricidad SA/
   Chile - ADR                                             19,893            152
Enersis SA/Chile - ADR (AE)                                 2,700             13
Quinenco SA - ADR                                          84,700            326
                                                                       ---------
                                                                           3,709
                                                                       ---------

China - 3.3%
Aluminum Corp. of China, Ltd.                           5,380,000            593
Byd Co., Ltd. Class H (AE)                                351,500            719
China Petroleum & Chemical Corp.
   Class H (AE)                                         7,424,000          1,152
China Shipping Development Co., Ltd.
   Class H (AE)                                           922,000            184
China Southern Airlines Co., Ltd.
   Class H (AE)                                           644,000            165
Huaneng Power International, Inc.
   Class H                                                380,000            273
Jiangsu Express Class H (AE)                            3,528,100            927
PetroChina Co., Ltd. (AE)                               6,460,000          1,209
Shenzhen Expressway Co., Ltd. Class H                   3,556,000            611
Sinopec Beijing Yanhua Petrochemical
   Co., Ltd. Class H                                    4,450,000            439
Sinopec Shanghai Petrochemical Co., Ltd.                5,430,000            703
Travelsky Technology, Ltd. Class H                        488,700            313
Yanzhou Coal Mining Co., Ltd. Class H                   2,500,000            898
Zhejiang Expressway Co., Ltd. Class H                   2,378,000            770
                                                                       ---------
                                                                           8,956
                                                                       ---------

Croatia - 0.3%
Pliva D.D. - GDR                                           57,700            698
                                                                       ---------

Czech Republic - 0.4%
CEZ (AE)                                                  126,200            354
Komercni Banka AS (AE)                                      6,560            414
Komercni Banka AS - GDR                                    14,000            294
                                                                       ---------
                                                                           1,062
                                                                       ---------

Ecuador - 0.3%
La Cemento Nacional Ecuador - GDR                           4,800            624
La Cemento Nacional Ecuador - GDR (144A)                      700             91
                                                                       ---------
                                                                             715
                                                                       ---------

Egypt - 0.3%
Mobinil-Eqyptian Mobile Netork                             49,774            312
Orascom Construction Industries                            67,286            380
                                                                       ---------
                                                                             692
                                                                       ---------

Ghana - 0.3%
Ashanti Goldfields Co., Ltd. -
   GDR (144A) (AE)                                        140,000            728
                                                                       ---------

Greece - 0.1%
Attica Enterprise Holding SA                              123,600            339
                                                                       ---------

Hong Kong - 2.9%
Brilliance China Automotive Holdings, Ltd.              1,280,000            153
China Merchants Holdings
   International Co., Ltd.                                612,000            424
China Mobile, Ltd. (AE)                                 1,476,000          3,634

92 Emerging Markets Fund

Emerging Markets Fund

Statement of Net Assets, continued--October 31, 2002

                                                                  Market
                                                  Number           Value
                                                   of              (000)
                                                 Shares              $
-------------------------------------------------------------------------
China Mobile, Ltd. - ADR (AE)                     42,500             521
China Overseas Land & Investment (AE)          1,431,000             143
China Resources Enterprise (AE)                  427,000             416
China Unicom, Ltd. (AE)                          276,000             172
Citic Pacific, Ltd. (AE)                         138,000             292
CNOOC, Ltd. (AE)                                 804,000           1,000
Denway Motors, Ltd.                            1,551,000             482
Giordano International, Ltd.                     388,000             148
Global Bio-Chem Technology Group
   Co., Ltd.                                     400,000              87
TCL International Holdings, Ltd.               1,517,000             408
Wah Sang Gas Holdings, Ltd.                      980,000             104
                                                                 -------
                                                                   7,984
                                                                 -------

Hungary - 0.9%
Gedeon Richter Rt. - GDR                           6,300             321
Matav Rt - ADR                                    53,642             833
Matav Rt.                                         98,800             308
Mol Magyar Olaj- es Gazipari Rt. - GDR            34,866             716
OTP Bank Rt. (AE)                                 24,340             216
OTP Bank Rt. - GDR                                10,100             177
                                                                 -------
                                                                   2,571
                                                                 -------

India - 3.9%
Bajaj Auto, Ltd. - GDR                            71,000             604
BSES, Ltd. - GDR                                  27,000             358
Gas Authority of Industriesia, Ltd. - GDR         54,400             422
Genesis India Investment Co. (AE)                363,000           2,701
HDFC Bank, Ltd. - ADR                             29,200             387
ICICI Bank, Ltd. - ADR                           125,400             771
Industrieso Gulf Corp., Ltd. - GDR (AE)          641,000             609
Industrieso Gulf Corp., Ltd. - GDR (144A)         70,000              67
InfoSystem Technologies, Ltd. - ADR               15,000           1,073
Mahanagar Telephone Nigam - ADR                   42,400             162
Ranbaxy Laboratories, Ltd. - GDR                  25,600             312
Ranbaxy Labortories - GDR                         37,540             458
Reliance Industries, Ltd. - GDS (AE)              46,538             514
Satyam Computer Services, Ltd. - ADR             184,600           1,997
State Bank of Industriesia, Ltd. - GDR            34,100             363
                                                                 -------
                                                                  10,798
                                                                 -------

Indonesia - 2.2%
Bank Central Asia Tbk PT                       5,305,000           1,063
Gudang Garam Tbk PT                              285,000             221
Industriesofood Sukses Makmur Tbk PT (AE)      3,548,000             240
Matahari Putra Prima Tbk PT                    6,000,000             319
Ramayana Lestari Sentosa Tbk PT (AE)           2,046,500             538
Semen Gresik Persero Tbk PT                      642,000             487
Telekomunikasi Industriesonesia
   Tbk PT (AE)                                 8,830,895           2,942
Telekomunikasi Industriesonesia
   Tbk PT - ADR                                   32,616             218
                                                                 -------
                                                                   6,028
                                                                 -------

Israel - 1.8%
Bank Hapoalim, Ltd. (AE)                         475,000             707
Bank Leumi Le-Israel (AE)                        603,000             697
Bezeq Israeli Telecommunication
   Corp., Ltd. (AE)                              109,900              97
Check Point Software Technologies (AE)            53,190             733
Israel Chemicals, Ltd.                         1,005,000           1,005
Orbotech, Ltd. (AE)                               31,965             406
Scitex Corp., Ltd. (AE)                          159,000             200
Super-Sol, Ltd.                                   13,083              26
Teva Pharmaceutical Industries - ADR              14,218           1,101
                                                                 -------
                                                                   4,972
                                                                 -------

Jordan - 0.1%
Arab Bank PLC                                      1,410             370
                                                                 -------

Luxembourg - 1.0%
F&C Emerging Markets - Taiwan
   Investment Co. SICAV (The) (AE)               129,200             928
F&C Indian Investment Co. SICAV (AE)             146,089             536
Formosa Chemicals & Fibre Co.
   2002 Warrants (AE)                            312,000             281
Millicom International Cellular SA (AE)           63,700              57
Quilmes Industrial SA - ADR (AE)                  18,250             115
Quilmes Industrial SA Class $ (AE)               571,000             286
Reliance Industries, Ltd.
   2003 Warrants (AE)                              1,000              78
Taiwan Semiconductor Manufacturing
   Co., Ltd. 2004 Warrants (AE)                  237,000             484
                                                                 -------
                                                                   2,765
                                                                 -------

Malaysia - 4.6%
British American Tobacco Malaysia BHD             56,400             531
Commerce Asset Holdings BHD (AE)                 434,000             375
Gamuda BHD (AE)                                  146,000             219
Genting BHD                                      276,000             959
Hong Leong Bank BHD (AE)                         298,000             384
IJM Corp. BHD                                    570,000             773
IOI Corp. BHD (AE)                               666,000             981
Lam Soon Huat Development                        196,000             309
Magnum Corp. BHD                               1,069,200             672
Malakoff BHD (AE)                              1,013,000           1,077
Malayan Banking BHD                              277,200             602
Maxis Communications BHD (AE)                    336,000             526
OYL Industries BHD                                54,400             289
Palmco Holdings BHD (AE)                          27,750              34
PLUS Expressways BHD (AE)                        313,000             171
Public Bank Berhad (Alien Market)              1,576,750           1,112
Resorts World BHD (AE)                           287,000             680
RHB Capital BHD (AE)                              85,000              41
Road Builder (M) Holdings BHD (AE)               942,000             873
Sime Darby BHD (AE)                              172,000             225
SP Setia BHD                                     368,666             235
TAN Chong Motor Holdings BHD                     908,000             268
Tanjong PLC (AE)                                 224,000             548

                                                        Emerging Markets Fund 93

Emerging Markets Fund

Statement of Net Assets, continued--October 31, 2002

                                                                Market
                                                 Number         Value
                                                   of           (000)
                                                 Shares           $
---------------------------------------------------------------------
Telekom Malaysia BHD                             63,044          128
UMW Holdings Bhd (AE)                           262,000          562
                                                              -------
                                                              12,574
                                                              -------

Mexico - 9.9%
Alfa SA de CV Class A (AE)                      222,024          366
America Movil SA de CV Series L - ADR           187,934        2,526
Apasco SA de CV Series *                         30,400          175
Carso Global Telecom SA de CV
   Class A1 (AE)                                104,747          112
Cemex SA de CV (AE)                             262,817        1,064
Cemex SA de CV - ADR                             80,156        1,625
Coca-Cola Femsa SA - ADR                         37,850          790
Consorico ARA SA de CV (AE)                      22,000           32
Controladora Comercial Mexicana SA
   de CV Units                                  462,200          264
Corp Durango SA de CV - ADR (AE)                 17,250           29
Corp GEO SA de CV Series B (AE)                  16,000           31
Cydsa SA de CV (AE)                             277,000           63
Fomento Economico Mexicano SA
   de CV - ADR                                   36,700        1,329
Grupo Aeroportuario del Sureste SA
   de CV - ADR                                   14,750          162
Grupo Elektra SA de CV                           13,800           39
Grupo Financiero Banorte SA de CV
   Class O (AE)                                 791,400        1,762
Grupo Financiero BBVA Bancomer
   Class B (AE)                               4,066,046        3,204
Grupo Mexico SA de CV Series B (AE)              98,200           97
Grupo Modelo SA Series C (AE)                   595,400        1,524
Grupo Televisa SA - ADR (AE)                     78,295        2,200
Hylsamex SA de CV Class B (AE)                  230,000          170
Kimberly-Clark de Mexico SA de CV
   Class A (AE)                                 188,200          455
Organizacion Soriana SA de CV
   Class B (AE)                                  58,050          117
Telefonos de Mexico SA de CV - ADR              222,274        6,780
Tubos de Acero de Mexico SA - ADR                14,200          130
TV Azteca SA de CV - ADR                         26,300          128
Wal-Mart de Mexico SA de CV
   Series C (AE)                                420,400          905
Wal-Mart de Mexico SA de CV Series V (AE)       428,200        1,069
                                                              ------
                                                              27,148
                                                              ------
Peru - 0.3%
Cia de Minas Buenaventura SA - ADR               33,800          752
                                                              ------

Philippines - 0.9%
Ayala Land, Inc.                              7,050,000          664
Bank of the Philippine Islands                  358,700          277
Equitable PCI Bank (AE)                         556,600          283
Manila Electric Co. Class B (AE)              1,425,440          543
Metropolitan Bank & Trust                       961,850          570
SM Prime Holdings                             1,500,000          152
                                                              ------
                                                               2,489
                                                              ------
Poland - 0.8%
Agora SA - GDR (AE)                              10,900          146
Bank Pekao SA                                     9,544          228
Bank Zachodni WBK SA (AE)                         4,130           74
Polski Koncern Naftowy Orlen                    130,000          619
Polski Koncern Naftowy Orlen - GDR               92,374          878
Telekomunikacja Polska SA - GDR (AE)             45,020          153
                                                              ------
                                                               2,098
                                                              ------

Russia - 6.2%
Gazprom - ADR                                     9,600          128
Lukoil - ADR                                     58,446        3,822
MMC Norilsk Nickel - ADR                         74,351        1,474
Mobile TeleSystems - ADR                         26,068          853
OAO Gazprom Class S - ADR                        89,065        1,189
Sibneft - ADR                                    51,233          996
Surgutneftegaz - ADR                            155,822        2,800
Unified Energy System - ADR                      11,325          124
Unified Energy System - GDR                      51,133          557
Vimpel-Communications - ADR (AE)                 36,417        1,027
Wimm-Bill-Dann Foods OJSC - ADR (AE)              8,264          165
Yukos - ADR                                      28,001        3,878
                                                              ------
                                                              17,013
                                                              ------

Singapore - 0.0%
Golden Agri-Resources, Ltd. (AE)                814,300           55
                                                              ------

South Africa - 5.9%
ABSA Group, Ltd.                                474,062        1,514
AECI, Ltd.                                      539,000        1,340
African Bank Investments, Ltd. (AE)             302,900          168
Alexander Forbes, Ltd. (AE)                     300,000          394
Anglo American Platinum Corp., Ltd. (AE)          3,700          133
Anglogold, Ltd. (AE)                              5,710          297
Anglovaal Industries, Ltd.                      110,000          155
Barloworld, Ltd. (AE)                            40,000          224
Gencor, Ltd.                                     82,609          369
Gold Fields, Ltd. (AE)                           28,900          331
Harmony Gold Mining Co., Ltd.                    15,000          201
Impala Platinum Holdings, Ltd. (AE)              29,850        1,713
Imperial Holdings, Ltd.                          25,141          137
Kumba Resources, Ltd. (AE)                       93,500          327
MTN Group, Ltd. (AE)                            950,900        1,051
Primedia, Ltd.                                   87,500           39
Primedia, Ltd.                                  467,500          175
Remgro, Ltd. (AE)                                36,900          237
Sanlam, Ltd. (AE)                             1,053,500          794
Sappi, Ltd. (AE)                                215,500        2,539
Sappi, Ltd. - ADR                                19,300          237
Sasol, Ltd.                                     249,743        2,724
Shoprite Holdings, Ltd.                         350,000          234
Standard Bank Group, Ltd. (AE)                  143,300          421
Tongaat-Hulett Group, Ltd.                      103,000          529
Venfin, Ltd. (AE)                               173,000          292
                                                              ------
                                                              16,575
                                                              ------

94 Emerging Markets Fund

Emerging Markets Fund

Statement of Net Assets, continued--October 31, 2002

                                                                  Market
                                                   Number         Value
                                                     of           (000)
                                                   Shares           $
-------------------------------------------------------------------------
South Korea - 18.7%
Daeduck Electronics Co.                            49,212          395
Daelim Industrial Co.                              93,000        1,061
Daishin Securities Co., Ltd.                       40,500          548
Hana Bank (AE)                                     45,000          576
Hanil Cement Manufacturing                          9,500          264
Hanwha Chem Corp. (AE)                             47,000          129
Hite Brewery Co., Ltd.                              5,510          240
Honam Petrochemical Corp.                          15,000          241
Hyundai Development Co.                            55,000          299
Hyundai Heavy Industries (AE)                      38,140          557
Hyundai Mobis                                      50,900        1,142
Hyundai Motor Co.                                  89,008        2,261
Hyundai Securities Co.                             31,000          167
Kangwon Land, Inc.                                  6,288          578
Kia Motors Corp. (AE)                              45,000          325
Kookmin Bank (AE)                                 158,449        5,280
Kookmin Credit Card Co., Ltd.                      40,012          869
KorAm Bank (AE)                                    74,070          472
Korea Electric Power Corp.                         87,068        1,318
Korea Tobacco & Ginseng Corp.                      45,200          660
Korea Tobacco & Ginseng Corp. -
   GDR (144A)                                      14,200          105
Korean Air Co., Ltd.                               45,450          530
KT Corp.                                           26,100        1,077
KT Corp. - ADR                                     28,839          592
KT Freetel (AE)                                    66,170        1,645
LG Chem, Ltd. (AE)                                 52,070        1,555
LG Electronics, Inc. (AE)                          39,130        1,188
LG Household & Health Care, Ltd.                   16,180          478
LG Petrochemical Co., Ltd.                         40,370          446
Lotte Co.nfectionery Co., Ltd.                      2,600        1,039
Lucky Development Co.                              28,000          276
Moatech Co., Ltd.                                   6,791           48
Pacific Corp.                                         380           38
POSCO                                              22,411        2,106
POSCO - ADR                                        19,000          439
S-Oil Corp.                                        34,060          531
S1 Corp.                                           45,781          701
Samsung Electro-Mechanics Co., Ltd. (AE)           29,860        1,136
Samsung Electronics - GDR                           8,800        1,256
Samsung Electronics Co., Ltd. (AE)                 34,110        9,659
Samsung Electronics Co., Ltd. - GDR                10,719          735
Samsung Fire & Marine Insurance
   Co., Ltd. (AE)                                  12,400          753
Samsung SDI Co., Ltd. (AE)                          4,500          280
Samsung Securities Co., Ltd. (AE)                  18,178          472
Seoul City Gas Co., Ltd.                           17,000          354
Shinhan Financial Group Co., Ltd.                 186,500        1,967
Shinsegae Co., Ltd. (AE)                            6,300          851
SK Telecom Co., Ltd. (AE)                          17,860        3,298
SK Telecom Co., Ltd. - ADR                          6,200          124
Tae Young Corp.                                    11,339          290
You Eal Electronics Co., Ltd.                      15,260          288
                                                             ---------
                                                                51,639
                                                             ---------

Taiwan - 8.9%
Accton Technology Corp. (AE)                      327,300          405
Acer Communications & Multimedia, Inc.            703,400        1,008
Acer, Inc. - GDR                                  138,999          639
Advanced Semiconductor
   Engineering, Inc. (AE)                         915,000          500
Ambit MicroSystems Corp. (AE)                     158,750          525
Asia Cement Corp. - GDR (144A)                    189,639          578
Asustek Computer, Inc.                            150,000          311
AU Optronics Corp. (AE)                           595,000          375
AU Optronics Corp. Class R - ADR (AE)              68,700          460
Cathay Financial Holding Co., Ltd. (AE)           187,235          202
China Development Financial
   Holding Corp. (AE)                             681,018          264
China Steel Corp.                                 663,000          357
China Steel Corp. - GDR                            86,278          919
Chinatrust Financial Holding Co. (AE)           1,242,766          990
Chung Hwa Pulp Corp.                              199,000           52
Compal Electronics, Inc. (AE)                     516,000          573
Compal Electronics, Inc. - GDR                    119,831          655
Compeq Manufacturing Co. (AE)                     133,350          102
Elitegroup Computer Systems                       219,500          471
Evergreen Marine Corp.                            469,680          193
Far Eastern Textile Co., Ltd. (AE)                882,000          266
Faraday Technology Corp. (AE)                     252,650          589
First Commercial Bank                             585,000          347
Formosa Chemicals & Fibre Corp.                   591,480          533
Formosa Plastics Corp.                            418,950          460
Fubon Financial Holding Co., Ltd.                 192,000          167
HON HAI Precision Industry                        178,250          644
HON HAI Precision Industry - GDR                   29,106          226
International Commercial Bank China               178,500          103
MediaTek, Inc.                                     51,000          477
Nan Ya Plastic Corp.                              448,930          388
Nanya Technology Corp. (AE)                       807,000          652
Phoenixtec Power Co., Ltd.                        419,532          284
Quanta Computer, Inc.                              29,400           60
Realtek Semiconductor Corp. (AE)                  126,100          352
Ritek Corp. (AE)                                  925,000          514
Ritek Corp. - GDR                                  27,282           27
Siliconware Precision Industries Co. (AE)       1,344,000          723
Sinopac Holdings Co. (AE)                         343,104          144
Sunplus Technology Co., Ltd.                      189,625          349
Sunplus Technology Co., Ltd. - GDR                  2,637           10
Taiwan Semiconductor Manufacturing
   Co., Ltd. (AE)                               1,975,630        2,643
Taiwan Semiconductor Manufacturing
   Co., Ltd. - ADR (AE)                            30,000          235
Taiwan Semiconductor Manufacturing
   Co., Ltd. 2003 Warrants (AE)                   580,858          854
Taiwan Styrene Monomer (AE)                       618,000          469
United Microelectronics Corp. (AE)              3,388,590        2,457
United Microelectronics Corp. - ADR (AE)           97,738          406
United Microelectronics Corp.
   2003 Warrants (AE)                             417,000          344

                                                        Emerging Markets Fund 95

Emerging Markets Fund

Statement of Net Assets, continued--October 31, 2002

                                                               Market
                                                   Number      Value
                                                     of        (000)
                                                   Shares        $
----------------------------------------------------------------------
Via Technologies, Inc. (AE)                         26,620          37
Yuanta Core Pacific Securities Co.                 432,702         229
                                                              --------
                                                                24,568
                                                              --------
Thailand - 3.6%
Advanced Info Service PCL                        1,749,700       1,415
Bangkok Bank PCL (AE)                              110,000         156
Bangkok Expressway PCL                             355,000         130
BEC World PLC                                      178,900         798
Delta Electronics Thai PCL                         170,000         118
Electricity Generating PCL                         119,000         104
Kiatnakin Finance PCL
    2010 Warrants (AE)                             457,100         193
Land & House Pub Co., Ltd.                         196,000         337
Land & House Pub Co., Ltd.                         146,000         243
Land & House Pub Co., Ltd.
    2008 Warrants (AE)                             158,900         156
National Petrochemical                             594,000         673
PTT Exploration & Production PCL (AE)              328,000         894
PTT PCL                                          1,650,200       1,449
Quality House Co., Ltd. (AE)                     1,058,438         199
Siam Cement PCL                                     61,900       1,531
Siam Panich Leasing, Ltd.                          289,600         258
Telecomasia Corp. PCL (AE)                         785,000         105
Thai Farmers Bank (AE)                           1,391,540         997
Thai Union Frozen Products PCL                     112,500          47
                                                              --------
                                                                 9,803
                                                              --------
Turkey - 3.3%
Akbank TAS (AE)                                228,732,100         655
Anadolu Efes Biracilik Ve Malt Sanayii AS       45,526,420         814
Brisa Bridgestone Sabanci                       12,650,000         245
Finansbank (AE)                                348,844,000         173
Ford Otomotive Sanayii AS (AE)                  61,000,000         509
KOC Holding AS                                  29,279,246         310
Migros Turk TAS                                 12,181,266         661
Sabanci Holding (AE)                           337,825,392         937
Sasa Dupont Sabanci Polyester
    Sanayi AS (AE)                               5,000,000          38
Tofas Turk Otomobil Fabrik (AE)                337,567,008         805
Trakya CAM Sanayii                              60,560,348         184
Tupras Turkiye Petrol Rafine                   179,184,992         876
Turkcell Iletisim Hizmet AS                    136,887,124         816
Turkiye Garanti Bankasi AS (AE)                118,550,800         133
Turkiye IS Bankasi (AE)                        312,941,640         821
Vestel Elektronik Sanayi (AE)                  250,000,000         462
Yapi VE Kredi Bankasi (AE)                     727,100,352         596
                                                              --------
                                                                 9,035
                                                              --------
United Kingdom - 2.0%
Amdocs, Ltd. (AE)                                   18,300         128
Anglo American PLC (AE)                            119,676       1,565
Antofagasta PLC                                    184,236       1,513
BHP Billiton PLC                                   124,729         594
Dimension Data Holdings PLC (AE)                   505,800         174
Genesis Smaller Companies Fund (AE)                123,335       1,581
Old Mutual PLC                                       2,300           3
                                                              --------
                                                                 5,558
                                                              --------
United States - 0.3%
GPO Fin Inbursa SA                                 120,000          99
Panamerican Beverages, Inc. Class A                 51,200         435
Pepsi International Africa                             357           2
Public Bank of Berhad (AE)                         821,850         506
                                                              --------
                                                                 1,042
                                                              --------
Venezuela - 0.1%
Cia Anonima Nacional Telefonos de
    Venezuela - CANTV - ADR                         22,926         272
Siderurgica Venezolana "Sivensa" SACA            1,290,366           2
                                                              --------
                                                                   274
                                                              --------
Zimbabwe - 0.1%
Delta Corp., Ltd./Zimbabwe                       1,010,343         232
OK Zimbabwe                                      5,664,305          46
                                                              --------
                                                                   278
                                                              --------
Total Common Stocks
(cost $255,062)                                                239,803
                                                              --------
                                                  Notional
                                                   Amount
                                                    (000)
                                                      $
                                                -----------
Options Purchased - 0.5%
(Number of Contracts)
Brazil - 0.2%
Bovespa Index Futures
  Dec 2002 8,887.93 Call (145)                       1,065         213

South Africa - 0.0%
All Share Index Futures
    Mar 2003 11,065 Call (60)                          663          30
    Mar 2003 11,650 Call (108)                       1,256          54

South Korea - 0.3%
Kospi 200 Index Futures
    Dec 2002 83.65 Call (5)                            171          46
    Dec 2002 89.35 Call (97)                         3,554         931
                                                              --------
Total Options Purchased
(cost $1,103)                                                    1,274
                                                              --------

96 Emerging Markets Fund

Emerging Markets Fund

Statement of Net Assets, continued--October 31, 2002
                                                                         Market
                                                       Number            Value
                                                         of              (000)
                                                       Shares              $
--------------------------------------------------------------------------------
Preferred Stocks - 6.6%
Brazil - 4.9%
Aracruz Celulose SA - ADR                                24,700             395
Banco Bradesco SA                                   545,887,104           1,451
Banco Itau SA (AE)                                    4,480,000             199
Brasil Telecom Participacoes SA                      34,043,200             194
Brasil Telecom SA (AE)                               40,000,000             140
Celular CRT Participacoes SA Class A                  3,108,000             281
Cia Brasileira de Distribuicao Grupo
   Pao de Acucar - ADR                                   54,720             849
Cia de Bebidas das Americas                           2,858,010             420
Cia de Bebidas das Americas - ADR                        56,200             813
Cia de Tecidos do Norte de
   Minas - Coteminas                                  6,342,040             437
Cia Energetica de Minas Gerais                       15,594,981             106
Cia Paranaense de Energia                            78,469,000             183
Cia Vale do Rio Doce (AE)                                32,500             833
Cia Vale do Rio Doce - ADR                               27,824             710
Companhia Paranaense de Energia - Copel
   Class B - ADR                                         63,900             147
Eletropaulo Metropolitana de Sao Paulo SA             1,710,000              12
Embratel Participacoes SA - ADR (AE)                     18,000              11
Empresa Brasileira de Aeronautica
   SA - ADR                                              34,325             538
Gerdau SA                                             6,268,000              59
Investimentos Itau SA                                   529,581             274
Petroleo Brasileiro SA - Petrobras (AE)                 137,370           1,676
Petroleo Brasileiro SA - Petrobras - ADR                 65,575             800
Tele Celular Sul Participacoes SA                    63,072,300              50
Tele Celular Sul Participacoes SA - ADR                  24,100             190
Tele Centro Oeste Celular
   Participacoes SA (AE)                             50,653,000              50
Tele Centro Oeste Celular
   Participacoes SA - ADR                                 6,000              18
Tele Leste Celular Participacoes SA - ADR                   360               2
Tele Nordeste Celular Participacoes
   SA - ADR                                                 900              12
Tele Norte Celular Participacoes
   SA - ADR (AE)                                            360               1
Tele Norte Leste Participacoes SA                    33,956,548             236
Tele Norte Leste Participacoes SA - ADR                  56,500             391
Telecomunicacoes de Sao Paulo SA                     20,000,000             205
Telemig Celular Participacoes SA                     82,182,000              67
Telemig Celular Participacoes SA - ADR                      900              15
Telesp Celular Participacoes SA (AE)                 26,738,428              28
Telesp Celular Participacoes
   SA - ADR (AE)                                          7,200              19
Uniao de Bancos Brasileiros SA (Units)                6,461,000             117
Uniao de Bancos Brasileiros SA - GDR                     15,600             141
Usinas Siderurgicas de Minas Gerais SA
   Class A                                               89,700             132
Votorantim Celulose e Papel SA - VCP                 35,390,000           1,109
                                                                        -------
                                                                         13,311
                                                                        -------

South Korea - 1.1%
Daishin Securities Co., Ltd.                             35,250             235
Hyundai Motor Co.                                        39,990             502
Samsung Electronics Co., Ltd. (AE)                       18,190           2,448
                                                                        -------
                                                                          3,185
                                                                        -------


Thailand - 0.6%
Siam Commercial Bank PCL (AE)                         2,800,000           1,715
                                                                        -------

Total Preferred Stocks
(cost $19,947)                                                           18,211
                                                                        -------


                                                      Principal
                                                       Amount
                                                        (000)
                                                          $
                                                      ---------
Short-Term Investments - 5.4%
United States - 5.4%
Frank Russell Investment Company
   Money Market Fund (C)                                 10,848          10,848
United States Treasury Bill (c)(y)(s)
   1.640% due 12/19/02                                    4,200           4,191
                                                                        -------

Total Short-Term Investments
(cost $15,039)                                                           15,039
                                                                        -------

Total Investments - 99.7%
(identified cost $291,151)                                              274,327

Other Assets and Liabilities,
Net - 0.3%                                                                  908
                                                                        -------

Net Assets - 100.0%                                                     275,235
                                                                        =======


                                                                    Unrealized
                                                       Notional   (Depreciation)
                                                        Amount     Appreciation
Futures COntracts                                        (000)        (000)
(number of Contracts)                                      $            $
--------------------------------------------------------------------------------
Long Positions
DAX Index (Germany)
   expiration date 12/02 (11)                               868             (20)

Hang Seng Index (Hong Kong)
   expiration date 11/02 (28)                             1,687             (71)

JSE 40 Future (South Africa)
   expiration date 03/03 (30)                               272             (20)

SIMEX Index (Taiwan)
   expiration date 11/02 (119)                            2,345               8
                                                                        -------

Total Unrealized Appreciation
   (Depreciation) on Open Futures
   Contracts Purchased                                                     (103)
                                                                        =======

                                                        Emerging Markets Fund 97

Emerging Markets Fund

Statement of Net Assets, continued--October 31, 2002

                                                 Notional       Market
                                                  Amount         Value
Options Written                                   (000)          (000)
(Number of Contracts)                               $              $
-----------------------------------------------------------------------
Bovespa Index Futures (Brazil)
   Dec 2002 8,887.93 Put (145)                    1,065           (36)

Kospi 200 Index Futures (South Korea)
   Dec 2002 83.65 Put (5)                           171           (23)
   Dec 2002 89.35 Put (97)                        3,554          (671)

All Share Index Futures (South Africa)
   Mar 2003 11,065 Put (60)                         663          (148)
   Mar 2003 11,650 Put (108)                      1,256          (329)
                                                              -------
Total Liability for Options Written
(premiums received $535)                                       (1,207)
                                                              =======

                                                               Market
Industry Diversification (Unaudited)              % of          Value
                                                   Net          (000)
                                                  Assets          $
----------------------------------------------------------------------
Auto and Transportation                             3.4         9,318
Consumer Discretionary                              4.9        13,454
Consumer Staples                                    5.3        14,544
Financial Services                                 19.1        52,793
Health Care                                         0.8         2,120
Integrated Oils                                     4.5        12,296
Materials and Processing                           14.0        38,412
Miscellaneous                                       2.6         7,159
Options                                             0.5         1,274
Other Energy                                        6.0        16,578
Producer Durables                                   7.5        20,566
Technology                                         10.3        28,352
Utilities                                          15.4        42,422
Short-Term Investments                              5.4        15,039
                                                 ------       -------

Total Investments                                  99.7       274,327
Other Assets and Liabilities, Net                   0.3           908
                                                 ------       -------

Net Assets                                        100.0       275,235
                                                 ======       =======

                                                              Market
                                                  % of         Value
                                                   Net         (000)
Geographic Diversification (Unaudited)           Assets          $
---------------------------------------------------------------------
Africa                                              6.3        17,581
Asia                                               50.7       139,794
Europe                                             13.0        35,581
Latin America                                      19.2        52,070
Middle East                                         2.2         6,034
United Kingdom                                      2.0         5,558
Options                                             0.5         1,274
Other                                               0.4         1,396
Short-Term Investments                              5.4        15,039
                                                 ------       -------

Total Investments                                  99.7       274,327
Other Assets and Liabilities, Net                   0.3           908
                                                 ------       -------

Net Assets                                        100.0       275,235
                                                 ======       =======

See accompanying notes which are an integral part of the financial statements.

98 Emerging Markets Fund

Emerging Markets Fund

Statement of Net Assets, continued--October 31, 2002

Forward Foreign Currency Exchange Contracts
---------------------------------------------------------------
                                                 Unrealized
                                                Appreciation
    Amount          Amount                     (Depreciation)
     Sold           Bought      Settlement         (000)
     (000)           (000)         Date              $
---------------  -------------- ----------   ------------------
USD         495  BRL      1,600   12/18/02                  (51)
USD       1,205  BRL      3,900   12/18/02                 (121)
USD       1,161  EUR      1,200   12/18/02                   25
USD       1,711  KRW  2,100,000   12/18/02                    5
USD       1,956  KRW  2,400,000   12/18/02                    6
USD          22  ZAR        216   11/06/02                   --
USD         433  ZAR      5,000   03/19/03                   44
USD         441  ZAR      5,000   03/19/03                   36
USD         538  ZAR      6,000   03/19/03                   35
USD       1,922  ZAR     25,000   03/19/03                  464
BRL       1,500  USD        441   12/18/02                   24
EUR         200  USD        193   12/18/02                   (4)
EUR         300  USD        294   12/18/02                   (2)
HUF      10,963  USD         45   11/06/02                   --
KRW   1,000,000  USD        815   12/18/02                   (2)
PHP          34  USD          1   11/06/02                   --
ZAR      13,177  USD      1,209   02/06/03                  (65)
ZAR       5,000  USD        385   03/19/03                  (93)
ZAR       7,000  USD        626   03/19/03                  (43)
ZAR      10,000  USD        938   03/19/03                  (17)
                                             ------------------

                                                            241
                                             ==================


Foreign Currency Exchange Spot Contracts
------------------------------------------------------------
                                                 Unrealized
                                                Appreciation
    Amount          Amount                     (Depreciation)
     Sold           Bought      Settlement         (000)
     (000)           (000)         Date              $
---------------  -------------- ----------   ------------------
USD          14  KRW     17,193   11/01/02                   --
USD         121  KRW    147,414   11/01/02                   --
USD         169  KRW    205,718   11/01/02                   --
USD         117  MXN      1,189   11/01/02                   --
USD         128  MYR        486   11/01/02                   --
USD          37  TRL 62,551,553   11/01/02                   25
USD          75  ZAR        760   11/01/02                    1
USD          26  ZAR        258   11/04/02                   --
USD          76  ZAR        769   11/04/02                   --
USD          22  ZAR        222   11/05/02                   --
USD          67  ZAR        663   11/05/02                   --
USD         152  ZAR      1,522   11/05/02                   --
BRL          37  USD         10   11/01/02                   --
BRL          39  USD         10   11/01/02                   --
HKD         136  USD         17   11/01/02                   --
HUF       5,277  USD         21   11/04/02                   --
HUF      18,236  USD         74   11/05/02                   --
PHP         223  USD          4   11/04/02                   --
PHP         137  USD          3   11/05/02                   --
TRL  94,997,135  USD         56   11/01/02                  (39)
ZAR         174  USD         17   11/01/02                   --
ZAR         780  USD         77   11/01/02                   (1)
ZAR         231  USD         23   11/04/02                   --
ZAR         774  USD         77   11/04/02                   (1)
ZAR         345  USD         34   11/05/02                   --
ZAR         689  USD         69   11/05/02                    1
                                             ------------------

                                                            (14)
                                             ==================


  See accompanying notes which are an integral part of the financial statements.

                                                        Emerging Markets Fund 99

Real Estate Securities Fund

Portfolio Management Discussion--October 31, 2002 (Unaudited)

Objective: To generate a high level of total return through above-average current income, while maintaining the potential for capital appreciation.

Invests in: Equity securities of companies in the real estate industry.

Strategy: The Fund uses a multi-manager strategy intended to achieve higher returns with moderate risk. The Fund employed the investment management services of three managers with distinct approaches to investing in real estate equity securities.

                                    [GRAPHIC]

Real Estate Securities Fund - Class S
-------------------------------------------------------------
  Periods Ended             Growth of             Total
    10/31/02                 $10,000              Return
-----------------         -------------      ----------------
1 Year                    $  10,455               4.55%
5 Years                   $  12,075               3.84%(S)
10 Years                  $  27,388              10.59%(S)


Real Estate Securities Fund - Class E++
-------------------------------------------------------------
  Periods Ended             Growth of             Total
    10/31/02                 $10,000              Return
-----------------         -------------      ----------------
1 Year                    $  10,427               4.27%
5 Years                   $  11,898               3.53%(S)
10 Years                  $  26,797              10.35%(S)


Real Estate Securities Fund - Class C++++
-------------------------------------------------------------
  Periods Ended             Growth of             Total
    10/31/02                 $10,000              Return
-----------------         -------------      ----------------
1 Year                    $  10,356               3.56%
5 Years                   $  11,580               2.98%(S)
10 Years                  $  26,081              10.06%(S)


NAREIT Equity REIT Index
-------------------------------------------------------------
  Periods Ended             Growth of             Total
    10/31/02                 $10,000              Return
-----------------         -------------      ----------------
1 Year                    $  10,636               6.36%
5 Years                   $  11,656               3.11%(S)
10 Years                  $  26,829              10.37%(S)


Performance Review

For the year ended October 31, 2002, the Real Estate Securities Fund Class S, Class E and Class C shares returned 4.55%, 4.27%, and 3.56%, respectively, compared with the NAREIT Equity REIT Index, which gained 6.36%.

Market and Portfolio Highlights

The twelve months ending October 2002 provided a challenging environment for active management due to the wide dispersion of returns across sectors. Managers that tracked closely to the benchmark sector weights were less challenged than those that explicitly emphasized property sector selection in the portfolio construction process.

REITs, as well as small cap and value stocks, performed well at the beginning of calendar 2002. High dividend yield and perceived defensive orientation of the asset class continued to attract investors. Additionally, the relative ease in understanding REIT company earnings was an attractive feature in an environment marred by corporate misdeeds. The best performing sectors during the period were lodging/resorts, diversified, and shopping centers.

100 Real Estate Securities Fund

Real Estate Securities Fund

Portfolio Management Discussion--October 31, 2002 (Unaudited)

Strong returns continued through the end of June, with second quarter returns driven by the regional malls, shopping centers and industrial sectors. Although real estate typically lags other sectors of the economy, it seemed to benefit as the economy appeared to enter the early stages of a recovery phase.

By the third calendar quarter broad-based selling pressure contributed to a decline in REIT performance. While there were modest net inflows to dedicated REIT mutual funds during the quarter, this was more than offset by redemptions from small cap stock mutual funds that hold REITs within their portfolios. Many of these funds were forced to liquidate their best performing stocks to meet redemptions. Concerns over earnings continued to weigh on office, apartment, and hotel companies.

October 2002 saw the Fund decline 4.70%, however it still outperformed the benchmark, which lost 4.81% for the same period. The REIT asset class, as represented by the NAREIT Equity REIT Index, declined in the face of a rising equity market during the month.

The REIT market generally favored market-oriented styles. This was the dominant style in the Fund and contributed to positive performance results. Market-oriented manager RREEF substantially outperformed the benchmark, adding value from both sector selection including overweight positions in the regional malls and industrial sectors, and stock selection. RREEF was also underweight in the lodging sector at times during the fiscal period when this sector performed poorly. Value manager AEW slightly underperformed the benchmark. Positive stock selection was offset by poor sector selection, including slight overweight positions in the apartments and office sectors which struggled over the year due to concerns for earnings in the midst of a slow economy. Growth manager Security Capital underperformed the benchmark, primarily due to an overweight position in the apartments sector. Security Capital also suffered from an overweight in the lodging sector during this sector's underperformance. Fund management monitored Security Capital following GE Capital's acquisition of this firm in May 2002. A lower target weight was adopted for this manager to reflect these concerns.

The Fund's underweight position in three of the largest companies in the benchmark (Equity Office Properties Trust, Equity Residential Properties Trust and Plum Creek Timber Company) helped performance as all three companies underperformed the benchmark. The replacement of Cohen & Steers with RREEF was deemed a success, based on RREEF's strong performance since they were hired in March 2002. RREEF is a core manager that has demonstrated consistent performance in both up and down markets due to effective sector and stock selection. RREEF completed the repositioning of the Cohen & Steers portfolio in early April, which resulted in a significant reduction in office company stock exposure and an increase to retail sector companies. Both changes helped performance during the second and third calendar quarters.

Top Ten Equity Holdings
(as a percent of Total Investments)                  October 31, 2002


Simon Property Group, Inc.                                 6.3%
Archstone-Smith Trust                                      4.8
General Growth Properties, Inc.                            4.6
Boston Properties, Inc.                                    4.6
Prologis                                                   3.8
Equity Residential                                         3.7
Starwood Hotels & Resorts Worldwide, Inc.                  3.4
AvalonBay Communities, Inc.                                3.4
Apartment Investment & Management Co. Class A              3.3
AMB Property Corp.                                         3.0

Portfolio Characteristics


                                                     October 31, 2002

Current P/E Ratio                                                18.7x
Portfolio Price/Book Ratio                                       1.57x
Market Capitalization - $-Weighted Average                    2.93 Bil
Number of Holdings                                                  60


Money Managers                                            Styles


AEW Management & Advisors, LP                                Value
RREEF America, LLC                                 Market-Oriented
Security Capital Research & Management, Inc.                Growth


                          ----------------------------


* Real Estate Securities Fund Class S assumes initial investment on November 1, 1992.

** National Association of Real Estate Investment Trusts (NAREIT) Equity REIT Index is an index composed of all the data based on the last closing price of the month for all tax-qualified REITs listed on the New York Stock Exchange, American Stock Exchange, and the NASDAQ National Market System. The data is market value-weighted. The total-return calculation is based upon whether it is 1-month, 3-months or 12-months. Only those REITs listed for the entire period are used in the total return calculation.

++ Real Estate Securities Fund Class S performance has been linked with Class E to provide historical perspective. For the period, November 4, 1996 (commencement of sale) through May 15, 1998, Class E paid shareholder service and Rule 12b-1 distribution fees. From May 16, 1998 through the current period, Class E paid only shareholder service fees. Total return would have been lower had these fees been in effect during prior reporting periods.

++++ Real Estate Securities Fund Class S and Class E performance has been linked with Class C to provide historical perspective. From January 27, 1999 (commencement of sale) through the current period, Class C paid shareholder service and Rule 12b-1 distribution fees. Total return would have been lower had these fees been in effect during prior reporting periods.

(S)  Annualized.

Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results.

                                                 Real Estate Securities Fund 101

Real Estate Securities Fund

Statement of Net Assets--October 31, 2002

                                                                  Market
                                                Number             Value
                                                  of               (000)
                                                Shares               $
--------------------------------------------------------------------------
Common Stocks - 95.6%
Apartment - 23.8%
Apartment Investment & Management Co.
   Class A (o)                                  579,600            20,367
Archstone-Smith Trust (o)                     1,308,107            30,007
AvalonBay Communities, Inc. (o)                 557,600            21,022
BRE Properties Class A (o)                      410,200            11,773
Camden Property Trust (o)                       310,400             9,728
Chateau Communities, Inc. (o)                   102,000             2,276
Equity Residential (o)                          986,800            23,407
Essex Property Trust, Inc. (o)                  226,900            10,769
Gables Residential Trust (o)                     28,500               646
Summit Properties, Inc. (o)                     165,800             3,003
Sun Communities, Inc. (o)                       109,100             3,693
United Dominion Realty Trust, Inc. (o)          814,500            11,753
                                                               ----------
                                                                  148,444
                                                               ----------

Health Care - 0.7%
Healthcare Realty Trust, Inc. (o)                75,000             2,322
Senior Housing Properties Trust                 208,200             2,132
                                                               ----------
                                                                    4,454
                                                               ----------
Hotels/Leisure - 8.0%
Fairmont Hotels & Resorts, Inc.                 322,000             7,908
FelCor Lodging Trust, Inc. (o)                   53,967               603
Hilton Hotels Corp.                             593,600             7,301
Hospitality Properties Trust (o)                150,000             4,908
Host Marriott Corp. (o)                         678,400             5,563
Meristar Hospitality Corp. (o)                   99,500               756
RFS Hotel Investors, Inc. (o)                   134,600             1,564
Starwood Hotels & Resorts Worldwide, Inc.       910,583            21,217
                                                               ----------
                                                                   49,820
                                                               ----------
Office/Industrial - 32.8%
AMB Property Corp. (o)                          701,600            18,803
Arden Realty, Inc. (o)                          553,700            11,849
Boston Properties, Inc. (o)                     804,300            28,714
Brookfield Properties Co.                       539,500             9,603
CarrAmerica Realty Corp. (o)                    520,500            12,357
Catellus Development Corp. (AE)                 239,000             4,254
Centerpoint Properties Corp. (o)                 65,000             3,502
Corporate Office Properties Trust (o)           453,500             6,100
Crescent Real Estate Equities Co. (o)           133,000             1,962
Duke Realty Corp. (o)                           159,500             3,876
Equity Office Properties Trust (o)              507,200            12,213
First Industrial Realty Trust, Inc. (o)         191,700             5,184
Home Properties of NY, Inc. (o)                  39,500             1,252
Kilroy Realty Corp. (o)                         205,000             4,412
Liberty Property Trust (o)                      488,200            14,324
Mack-Cali Realty Corp. (o)                      636,600            18,391
Plum Creek Timber Co., Inc.                      78,000             1,764
Prentiss Properties Trust (o)                   237,600             6,403
Prologis (o)                                    970,500            23,486
PS Business Parks, Inc. (o)                      20,000               634
Reckson Associates Realty Corp. (o)             279,300             5,673
SL Green Realty Corp. (o)                       286,400             8,357
Trizec Properties, Inc. (o)                     193,000             1,959
                                                               ----------
                                                                  205,072
                                                               ----------
Outlet Centers - 2.5%
Chelsea Property Group, Inc. (o)                474,200            15,435
                                                               ----------
Regional Malls - 16.5%
General Growth Properties, Inc. (o)             598,200            28,760
Macerich Co. (The) (o)                          236,700             6,734
Rouse Co. (The) (o)                             521,500            15,462
Simon Property Group, Inc. (o)                1,144,800            39,094
Taubman Centers, Inc. (o)                       953,800            13,210
                                                               ----------
                                                                  103,260
                                                               ----------
Self Storage - 1.9%
Public Storage, Inc. (o)                        363,400            10,691
Shurgard Storage Centers, Inc. Class A (o)       35,000             1,057
                                                               ----------
                                                                   11,748
                                                               ----------
Shopping Center - 9.4%
Developers Diversified Realty Corp. (o)         484,900            10,377
Federal Realty Invs Trust (o)                   179,500             4,730
Kimco Realty Corp. (o)                          305,600             9,260
Pan Pacific Retail Properties, Inc. (o)         382,200            12,804
Regency Centers Corp. (o)                        85,900             2,685
Urstadt Biddle Properties, Inc. Class A (o)      97,800             1,070
Vornado Realty Trust (o)                        486,000            17,861
                                                               ----------
                                                                   58,787
                                                               ----------
Total Common Stocks
(cost $571,574)                                                   597,020
                                                               ----------

Short-Term Investments - 4.4%
Frank Russell Investment Company
    Money Market Fund (C)                        27,178            27,178
                                                               ----------
Total Short-Term Investments
(cost $27,178)                                                     27,178
                                                               ----------
Total Investments - 100.0%
(identified cost $598,752)                                        624,198

Other Assets and Liabilities,
Net - 0.0%                                                            308
                                                               ----------

Net Assets - 100.0%                                               624,506
                                                               ==========

See accompanying notes which are an integral part of the financial statements.

102 Real Estate Securities Fund

Short Term Bond Fund

Portfolio Management Discussion--October 31, 2002 (Unaudited)

Objective: The preservation of capital and the generation of current income consistent with the preservation of capital by investing primarily in fixed-income securities with low-volatility characteristics.

Invests in: Fixed-income securities with low-volatility characteristics.

Strategy: The Fund uses a multi-style, multi-manager strategy intended to achieve higher returns with moderate risk relative to other short-term bond investments. The Fund employed the investment management services of four managers using two approaches to investment in short-term fixed-income securities.

                                   [GRAPHIC]


Short Term Bond Fund - Class S
-----------------------------------------------
  Periods Ended      Growth of        Total
    10/31/02         $ 10,000         Return
----------------   ------------    ------------
1 Year               $ 10,481        4.81%
5 Years              $ 13,498        6.18%(S)
10 Years             $ 17,602        5.81%(S)


Short Term Bond Fund - Class E++
-----------------------------------------------
  Periods Ended      Growth of        Total
    10/31/02         $ 10,000         Return
----------------   ------------    ------------
1 Year               $ 10,453        4.53%
5 Years              $ 13,373        5.98%(S)
10 Years             $ 17,438        5.72%(S)


Short Term Bond Fund - Class C+++
-----------------------------------------------
  Periods Ended      Growth of        Total
    10/31/02         $ 10,000         Return
----------------   ------------    ------------
1 Year               $ 10,373        3.73%
5 Years              $ 13,013        5.41%(S)
10 Years             $ 16,969        5.43%(S)


Merrill Lynch 1-2.99 Years Treasury Index
-----------------------------------------------
  Periods Ended      Growth of        Total
    10/31/02         $ 10,000         Return
----------------   ------------    ------------
1 Year               $ 10,490        4.90%
5 Years              $ 13,680        6.47%(S)
10 Years             $ 17,997        6.05%(S)

Performance Review
For the year ended October 31, 2002, the Short Term Bond Fund Class S, Class E, and Class C shares reflected total returns of 4.81%, 4.53% and 3.73% respectively. This compared to a gain of 4.90% for the Merrill Lynch 1-2.99 Years Treasury Index.

Portfolio Highlights
Fixed income markets responded to investors' changing perceptions of the macro-economic environment during this period. From November 2001 to March 2002, rates rose causing credit sectors to outperform in reaction to initial positive economic indicators and statements from Federal Reserve Chairman Alan Greenspan. The latter half of the fiscal year was the opposite, during which rates fell and investors favored quality. This caused non-treasury sectors to underperform relative to equivalent treasuries.

The past fiscal year was one in which active managers had difficulty outperforming the benchmark Merrill Lynch 1-2.99 Years Treasury Index in the first half of the fiscal period. This environment was hostile to active managers for several reasons: rates were volatile, non-treasury sectors (investment grade corporate bonds, mortgages, asset-backed securities) underperformed - active managers tend to

104 Short Term Bond Fund

Short Term Bond Fund

Portfolio Management Discussion--October 31, 2002 (Unaudited)

use these sectors as a source of excess return over treasuries; and high numbers of corporate bonds were downgraded as economic growth was uncertain and corporations' ability to service their debt was questioned.

The market was not favorable to the Fund's strategy of overweighting non-treasury sectors, as corporate bonds underperformed during the fiscal period. While the portfolio's overweight in the mortgage sector helped, this outperformance was more than offset by the corporate sector's underperformance. The Funds' multi-manager strategy had a positive effect on returns since holdings were more diversified than those of the average single-manager fund, as determined by comparison to other funds with similar investment goals in the industry.

BlackRock initially struggled during the period due to its longer duration portfolio and yield curve exposure, yet this boosted returns by the end of the fiscal year. The manager also benefited from increased exposure to the mortgage and asset-backed sectors while avoiding negative performers in the corporate bond sector. In the third quarter, BlackRock's broader maturity distribution helped the firm to outperform versus the benchmark.

Merganser suffered initially from a 1% holding in Enron. However, as the fiscal year progressed, the manager disposed of debt issued by ailing companies (Tyco, El Paso, and WorldCom) before these issues posted serious declines. Merganser outperformed for the remaining fiscal year aided by a strategy favoring asset-backed and mortgage-backed securities.

PIMCo performed well compared to peers during most of the period. The firm favored treasuries, a strategy which was rewarded in the market's flight to quality. Yet, PIMCo underperformed the benchmark, mostly due to specific holdings such as El Paso, Sprint, AT&T, and AOL, which performed poorly due to accounting irregularities, credit downgrades and/or investor disfavor due to high balance sheet debt levels.

STW outperformed the benchmark at the beginning of the fiscal year and again at the end of the period, yet lagged slightly in the middle. Performance early in the period was boosted by the positive returns of the portfolio's exposure to SoCal Edison bonds as the company emerged from bankruptcy proceedings following the California energy crisis. STW's returns later suffered from a 15% weighting to ailing investment grade telecommunications debt. STW did manage to avoid many of the other notable bond declines that made headlines during the year. During the latter part of the fiscal year, STW outperformed primarily due to the portfolio's yield advantage over treasuries.

Top Ten Issuers
(as a percent of Total Investments)             October 31, 2002

Federal National Mortgage Association                 24.3%
United States Treasury                                 8.9
Federal Home Loan Mortgage Corp.                       3.9
General Electric Capital Corp.                         1.8
Ford Credit Auto Owner Trust                           1.8
Bank One                                               1.5
General Motors Acceptance Corp.                        1.4
CIT Group, Inc.                                        1.3
Peoplefirst.com Auto Receivables                       1.2
Wells Fargo                                            1.2

Portfolio Characteristics

                                                October 31, 2002

Weighted Average Quality Diversification                     Aaa
Weighted Average Years-to-Maturity                     3.5 Years
Weighted Average Duration                              1.7 Years
Current Yield (SEC 30-day standardized)
  Class S                                                   3.7%
  Class E                                                   3.4%
  Class C                                                   2.7%
Number of Issues                                             481
Number of Issuers                                            312

Money Managers                                       Styles

BlackRock Financial Management, Inc.              Mortgage/
                                                  Asset Backed
Merganser Capital Management, LP                  Sector Rotation
Pacific Investment Management Company, LLC        Sector Rotation
STW Fixed Income Management, Ltd.                 Sector Rotation

----------------------
*      Short Term Bond Fund Class S assumes initial investment on November 1,
       1992.

** Merrill Lynch 1-2.99 Years Treasury Index is an index composed of approximately 160 issues in the form of publicly placed, coupon-bearing US Treasury debt. Issues must carry a term to maturity of at least one year, and par amounts outstanding must be no less than $10 million at the start and at the close of the performance measurement periods.

++ Prior to April 1, 1995, Fund performance results are reported gross of investment management fees. For the period following April 1, 1995, Fund performance results are reported net of investment management fees but gross of any investment services fees. Information concerning these fees can be obtained from the Fund's Advisor upon request.

++++ Short Term Bond Fund Class S performance has been linked with Class E to provide historical perspective. From February 18, 1999 (commencement of sale) through the current period, Class E paid shareholder service fees. Total return would have been lower had these fees been in effect during prior reporting periods.

++++++ Short Term Bond Fund Class S and Class E performance has been linked with
       Class C to provide historical perspective. From March 3, 1999 (commencement of sale) through the current period, Class C paid shareholder service and Rule 12b-1 distribution fees. Total return would have been lower had these fees been in effect during prior reporting periods.

(S)    Annualized.

Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results.

                                                       Short Term Bond Fund 105

Short Term Bond Fund

Statement of Net Assets--October 31, 2002

                                            Principal            Market
                                             Amount              Value
                                             (000)               (000)
                                               $                   $
--------------------------------------------------------------------------------
Long-Term Investments - 88.0%
Asset-Backed Securities - 18.2%
AmeriCredit Automobile
  Receivables Trust
  Series 2001-B Class A4
    5.370% due 06/12/08                      2,000               2,112
Arcadia Automobile Receivables Trust
  Series 1998-E Class A3
    5.750% due 10/15/06                      1,700               1,723
Bank One Issuance Trust
  Series 2002-A2 Class A2
    4.160% due 01/15/08                      1,000               1,041
  Series 2002-A1 Class A1
    1.910% due 01/15/10 (E)                  1,425               1,424
Bay View Auto Trust
  Series 2002-LJ1 Class A2
    2.410% due 08/25/05                      1,500               1,499
  California Infrastructure SDG&E-1
  Series 1997-1 Class A5
    6.190% due 09/25/05                      1,944               1,981
Capital Auto Receivables Asset Trust
  Series 2002-3 Class A3
    3.580% due 10/16/06                      1,050               1,078
Capital One Auto Finance Trust
  Series 2001-B Class A4
    4.880% due 09/15/08                      1,100               1,168
Caterpillar Financial Asset Trust
  Series 2002-A Class A3
    3.150% due 02/25/08                      2,250               2,285
Chase Manhattan Auto Owner Trust
  Series 2000-A Class A3
    6.210% due 12/15/04                        514                 522
  Series 2000-A Class A4
    6.260% due 06/15/07                      3,540               3,725
Chemical Master Credit Card Trust 1
  Series 1996-2 Class A
    5.980% due 09/15/08                      4,000               4,388
Chevron Trust Fund
    8.110% due 12/01/04                      1,290               1,367
Chevy Chase Auto Receivables Trust
  Series 2001-3 Class A3
    3.950% due 05/16/05                      1,000               1,021
  Series 2000-1 Class A4
    7.470% due 07/15/05                      1,370               1,436
Citibank Credit Card Issuance Trust
  Series 2001-A5 Class A5
    1.825% due 06/10/06 (E)                  1,050               1,050
  Series 2001-A8 Class A8
    4.100% due 12/07/06                      1,500               1,558
Citibank Credit Card Master Trust I
  Series 1998-3 Class A
    5.800% due 02/07/05                      1,500               1,516
  Series 1997-6 Class A
    0.000% due 08/15/06                        900                 869
CNH Equipment Trust
  Series 2000-B Class A3
    6.880% due 03/15/05                        456                 460
Conseco Finance Securitizations Corp.
  Series 2000-2 Class A3
    8.070% due 12/01/30                      1,150               1,195
Copelco Capital Funding Corp.
  Series 1999-A Class A5
    5.950% due 06/15/04                      1,210               1,233
  Series 2000-A Class A4
    7.220% due 08/18/05                      1,500               1,582
CSXT Trade Receivables Master Trust
  Series 1998-1 Class A
    6.000% due 07/26/04                      3,000               3,079
Daimler Chrysler Auto Trust
  Series 2000-A Class A3
    7.090% due 12/06/03                        265                 265
  Series 2000-E Class A3
    6.110% due 11/08/04                        600                 612
  Series 2002-B Class A4
    3.530% due 12/06/07                      3,000               3,067
Dealer Auto Receivables Trust
  Series 2000-1 Class A3
    7.070% due 05/17/04                      1,087               1,095
Discover Card Master Trust I
  Series 1998-7 Class A
    5.600% due 05/16/06                      1,500               1,560
  Series 1993-3 Class A
    6.200% due 05/16/06                      1,450               1,516
  Series 2000-5 Class A
    1.983% due 11/15/07 (E)                  1,000               1,003
Fleetwood Credit Corp. Grantor Trust
  Series 1997-B Class A
    6.400% due 05/15/13                      1,378               1,431
Ford Credit Auto Owner Trust
  Series 2000-E Class A5
    6.770% due 10/15/04                      3,455               3,617
  Series 2001-C Class A4
    4.830% due 02/15/05                      1,800               1,826
  Series 2001-B Class A5
    5.360% due 06/15/05                      5,875               6,130
Green Tree Financial Corp.
  Series 1998-6 Class A5
    6.060% due 04/01/18                        800                 825
  Series 1995-9 Class A5
    6.800% due 12/15/25                        260                 264
  Series 1997-3 Class A5
    7.140% due 03/15/28                        947                 982
  Series 1999-3 Class A4
    5.950% due 02/01/31                        831                 844
Honda Auto Receivables Owner Trust
  Series 2002-2 Class A3
    3.830% due 02/15/06                      1,425               1,464

106 Short Term Bond Fund

Short Term Bond Fund

Statement of Net Assets, continued--October 31, 2002

                                                 Principal         Market
                                                   Amount           Value
                                                   (000)            (000)
                                                     $                $
--------------------------------------------------------------------------------
Household Automotive Trust
  Series 2002-2 Class A3
    2.850% due 03/19/07                            2,000            2,025
Hyundai Auto Receivables Trust
  Series 2002-A Class A3
    2.800% due 02/15/07                            1,000            1,010
J.C.Penney Master Credit Card Trust
  Series 1998-E Class A
    5.500% due 06/15/07                            3,000            3,116
Massachusetts Special Purpose Trust
  Series 1999-1 Class A2
    6.450% due 09/15/05                            1,595            1,639
Mellon Auto Grantor Trust
  Series 2000-1 Class A
    7.180% due 10/15/06                              455              470
  Series 2000-2 Class A
    6.390% due 07/15/07                            1,342            1,399
Missouri Higher Education Loan Authority
  Series 1997-97 Class P
    2.200% due 07/25/08 (E)                          445              445
National City Auto Receivables Trust
  Series 2002-A Class A4
    4.830% due 08/15/09                              900              948
Nissan Auto Receivables Owner Trust
  Series 2000-C Class A3
    6.720% due 08/16/04                              527              535
  Series 2001-B Class A3
    4.990% due 02/15/05                              684              696
  Series 2001-C Class A3
    4.310% due 05/16/05                              900              920
  Series 2002-A Class A3
    3.580% due 09/15/05                            1,150            1,174
  Series 2002-B Class A3
    3.990% due 12/15/05                            1,400            1,439
  Series 2001-B Class A4
    5.350% due 10/15/06                              925              971
  Series 2001-C Class A4
    4.800% due 02/15/07                            1,275            1,336
Nordstrom Private Label Credit Card
  Master Note Trust
  Series 2001-1A Class A
    4.820% due 04/15/10                            1,000            1,053
Onyx Acceptance Grantor Trust
  Series 2000-D Class A4
    6.850% due 08/15/07                            3,500            3,686
  Series 2002-D Class A4
    3.100% due 07/15/09                            1,000            1,001
PBG Equipment Trust
  Series 1998-1A Class A
    6.270% due 01/20/12                              902              952
Peco Energy Transition Trust
  Series 1999-A Class A4
    5.800% due 03/01/07                            2,000            2,123
Peoplefirst.com Auto Receivables
  Owner Trust
  Series 2000-1 Class A4
    7.405% due 12/15/06                            7,960            8,166
Philadelphia Authority For
  Industrial Development
  Series 1997-1997 Class A
    6.488% due 06/15/04                              520              550
PSE&G Transition Funding LLC
  Series 2001-1 Class A2
    5.740% due 03/15/07                              910              950
Railcar Trust
  Series 1992-1 Class A
    7.750% due 06/01/04                            1,455            1,520
SLM Student Loan Trust
  Series 1998-1 Class A1
    2.288% due 01/25/07 (E)                          383              383
  Series 1996-1 Class A2
    2.328% due 07/27/09 (E)                          965              971
  Series 2002-3 Class A2
    1.879% due 10/26/09 (E)                        1,100            1,100
  Series 1996-3 Class A2
    2.258% due 10/26/09 (E)                        1,046            1,053
  Series 2002-1 Class A1
    1.869% due 10/25/10 (E)                        1,150            1,150
Standard Credit Card Master Trust
  Series 1995-1 Class A
    8.250% due 01/07/07                            1,125            1,266
TMS SBA Loan Trust
  Series 1996-2 Class A
    2.610% due 04/15/24 (E)                          335              347
  Series 1997-1 Class A
    2.500% due 01/15/25 (E)                          487              486
  Series 1997-1 Class B
    2.980% due 01/15/25 (E)                          325              321
Upjohn Co.-Esot
    9.790% due 02/01/04                              404              427
USAA Auto Loan Grantor Trust
  Series 1999-1 Class A
    6.100% due 02/15/06                              268              271
Vanderbilt Acquisition Loan Trust
  Series 2002-1 Class A1
    3.280% due 01/07/13                              955              960
WFS Financial Owner Trust
  Series 2002-2 Class A3
    3.810% due 02/20/07                            1,500            1,541
World Omni Auto Receivables Trust
  Series 2001-B Class A3
    3.790% due 11/21/05                            1,000            1,022
                                                                ---------
                                                                  115,235
                                                                ---------

                                                        Short Term Bond Fund 107

Short Term Bond Fund

Statement of Net Assets, continued--October 31, 2002

                                       Principal       Market
                                         Amount         Value
                                         (000)          (000)
                                           $              $
----------------------------------------------------------------
Corporate Bonds and Notes - 19.1%
Abbott Laboratories
    5.125% due 07/01/04                     1,000          1,052
    5.625% due 07/01/06                       500            543
ABN Amro Bank NV
    7.250% due 05/31/05                     1,000          1,098
AIG SunAmerica Global Finance IV
    5.850% due 02/01/06                     2,000          2,162
Amerada Hess Corp.
    5.300% due 08/15/04                       510            532
AOL Time Warner, Inc.
    5.625% due 05/01/05                       525            517
    6.125% due 04/15/06                       265            262
Associates Corp. Of North America
   Series MTNG
    8.440% due 10/27/04                     3,000          3,321
AT&T Corp.
    6.750% due 04/01/04                     3,500          3,489
AvalonBay Communities, Inc.
    6.580% due 02/15/04                       750            780
Bank of America Corp.
    2.030% due 08/26/05 (E)                 1,000          1,003
    5.250% due 02/01/07                     1,000          1,073
Bank of Montreal
    6.100% due 09/15/05                     1,000          1,077
    7.800% due 04/01/07                     1,000          1,164
Bank One Corp.
    7.000% due 07/15/05                     2,500          2,760
    7.625% due 08/01/05                     4,133          4,647
Boatmen's Bancshares, Inc.
    7.625% due 10/01/04                     3,058          3,363
CIT Group, Inc.
    7.500% due 11/14/03                     1,000          1,019
    5.625% due 05/17/04                     2,600          2,602
Citigroup, Inc.
    6.750% due 12/01/05                     6,525          7,206
Conoco, Inc.
    5.900% due 04/15/04                       475            499
Credit Suisse First Boston USA, Inc.
    5.875% due 08/01/06                       275            286
CSX Corp.
    Series MTNC
    5.850% due 12/01/03                     1,000          1,035
Deutsche Bank Financial, Inc.
    6.700% due 12/13/06                     1,000          1,109
DTE Energy Co.
    6.000% due 06/01/04                       250            260
ERP Operating, LP
    6.650% due 11/15/03                     1,000          1,036
Ford Motor Credit Co.
    7.500% due 03/15/05                     4,000          3,935
General Electric Capital Corp.
   Series MTNA
    5.375% due 04/23/04                     3,000          3,135
   Series MTNA
    7.250% due 05/03/04                     1,000          1,072
    8.850% due 04/01/05                     1,000          1,142
   Series MTNA
    5.350% due 03/30/06                     2,685          2,842
   Series MTNA
    5.000% due 06/15/07                     1,225          1,289
   Series MTNA
    8.125% due 04/01/08                     1,000          1,199
    8.500% due 07/24/08                     1,000          1,221
General Motors Acceptance Corp.
    5.750% due 11/10/03                     1,750          1,752
    6.380% due 01/30/04                     2,500          2,517
    7.625% due 06/15/04                       250            257
    6.850% due 06/17/04                       475            484
    2.190% due 07/21/04 (E)                   300            283
    6.125% due 09/15/06                       225            219
GTE Corp.
    6.360% due 04/15/06                     2,000          2,135
GTE Florida, Inc.
   Series D
    6.250% due 11/15/05                       270            285
GTE Hawaiian Telephone Co.
   Series A
    7.000% due 02/01/06                     2,000          2,128
GTE North, Inc.
   Series E
    6.400% due 02/15/05                     1,200          1,270
Household Finance Corp.
    6.000% due 05/01/04                     1,000            956
    8.000% due 05/09/05                     4,000          3,810
International Game Technology
    7.875% due 05/15/04                       500            520
International Lease Finance Corp.
    5.250% due 05/03/04                     1,000          1,033
   Series MTNG
    8.260% due 02/15/05                     1,875          2,034
ITT Corp.
    6.750% due 11/15/03                     1,500          1,500
John Deere Capital Corp.
   Series MTND
    5.520% due 04/30/04                     1,000          1,045
JP Morgan Chase & Co.
    5.625% due 08/15/06                       430            455
KFW International Finance
    5.250% due 03/09/06                       500            540
   Series DTC
5.250% due 06/28/06                         1,000          1,080

108 Short Term Bond Fund

Short Term Bond Fund

Statement of Net Assets, continued--October 31, 2002

                                             Principal           Market
                                               Amount             Value
                                               (000)              (000)
                                                 $                  $
--------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc.
    7.750% due 01/15/05                        2,000              2,179
May Department Stores Co. (The)
    7.150% due 08/15/04                        2,700              2,890
Morgan Stanley
    7.750% due 06/15/05                        1,000              1,103
Pepsi Bottling Holdings, Inc.
    5.375% due 02/17/04                        1,410              1,465
Progress Energy, Inc.
    6.750% due 03/01/06                          490                505
Raytheon Co.
    8.200% due 03/01/06                          420                461
RBSG Capital Corp.
    10.125% due 03/01/04                       1,000              1,096
Sears Roebuck Acceptance
  Series MTN3
    6.560% due 11/20/03                        1,000              1,002
Southern California Edison
    8.950% due 11/03/03                        3,560              3,471
Sprint Capital Corp.
    5.875% due 05/01/04                        2,500              2,338
    6.125% due 11/15/08                          100                 79
Swiss Bank Corp. NY
    7.250% due 09/01/06                        1,500              1,703
Tosco Corp.
    7.250% due 01/01/07                        1,500              1,702
Verizon Global Funding Corp.
    6.750% due 12/01/05                          325                353
Virginia Electric and Power Co.
  Series A
    5.750% due 03/31/06                          420                447
Wachovia Corp.
    6.950% due 11/01/04                        4,500              4,907
    6.800% due 06/01/05                        1,500              1,637
Waste Management, Inc.
    7.100% due 08/01/26                        1,175              1,192
Wells Fargo & Co.
  Series MTNH
    6.750% due 10/01/06                          500                559
  Series MTNH
    6.750% due 06/15/07                        1,000              1,128
Wells Fargo Financial, Inc.
    6.125% due 02/15/06                        5,650              6,146
Weyerhaeuser Co.
    5.500% due 03/15/05                          305                317
                                                               --------
                                                                120,713
                                                               --------

Emerging Markets Debt - 0.2%
Brazilian Government International Bond
    2.563% due 04/15/06 (E)                    1,456              1,132
Panama Government International Bond
    8.250% due 04/22/08                          100                101
                                                               --------
                                                                  1,233
                                                               --------

International Debt - 6.7%
Abbey National First Capital BV
    8.200% due 10/15/04                        1,500              1,646
African Development Bank
    9.750% due 12/15/03                        1,720              1,866
ASIF I
    6.250% due 06/02/04                        4,000              4,242
British Telecommunications PLC
    3.121% due 12/15/03 (E)                      200                200
    7.875% due 12/15/05                        1,100              1,225
Deutsche Telekom International
  Finance BV
    8.250% due 06/15/05                        3,550              3,825
European Investment Bank
    5.625% due 02/03/05                        1,300              1,396
  Series DTC
    5.625% due 01/24/06                          575                624
France Telecom
    8.700% due 03/01/06                        1,200              1,283
Hydro Quebec
  Series MTNB
    6.520% due 02/23/06                        1,000              1,112
Inter-American Development Bank
    12.250% due 12/15/08                       1,250              1,821
International Bank for Reconstruction
  & Development
    6.015% due 06/21/04                          375                400
John Hancock Global Funding, Ltd.
    7.500% due 01/31/05                        1,000              1,093
Landesbank Baden-Wuerttemberg
  Girozentrale
    7.875% due 04/15/04                        2,500              2,705
National Bank of Canada
  Series B
    8.125% due 08/15/04                        1,000              1,077
National Westminster Bancorp
    9.375% due 11/15/03                        4,500              4,837
Province of Manitoba
    6.125% due 01/19/04                        2,000              2,087
Province of Ontario
    7.000% due 08/04/05                        1,500              1,674
Province of Quebec
    6.500% due 01/17/06                        1,000              1,104
Telefonica Europe BV
    7.350% due 09/15/05                        2,500              2,707
Tyco International Group SA
    6.375% due 06/15/05                          265                239
Vodafone Group PLC
    7.625% due 02/15/05                        5,000              5,468
                                                               --------
                                                                 42,631
                                                               --------

                                                        Short Term Bond Fund 109

Short Term Bond Fund

Statement of Net Assets, continued--October 31, 2002

                                              Principal       Market
                                               Amount         Value
                                               (000)          (000)
                                                 $              $
----------------------------------------------------------------------------
Mortgage-Backed Securities - 30.8%
Asset Securitization Corp.
   Series 1997-D4 Class A1C
     7.420% due 04/14/29                        2,000         2,186
Bank of America Mortgage Securities
   Series 2002-K Class 2A1
     5.819% due 10/20/32 (E)                      900           949
Bank One Mortgage-Backed
   Pass-Through
   Series 2000-2 Class 4A
     5.846% due 03/15/30                          338           345
Bear Stearns Adjustable Rate
   Mortgage Trust
   Series 2000-1 Class 1A
     7.452% due 12/25/30 (E)                      413           414
   Series 2002-9 Class 2A
     5.440% due 10/25/32                          199           204
Bear Stearns Commercial
   Mortgage Securities
   Series 2001-TOP4 Class A1
     5.060% due 11/15/16                          486           511
   Series 1998-C1 Class A1
     6.340% due 06/16/30                          932         1,010
Bear Stearns Mortgage Securities, Inc.
   Series 1998-1 Class A18
     6.750% due 03/25/28                          500           522
Chase Commercial Mortgage
   Securities Corp.
   Series 1997-2 Class A1
     6.450% due 12/19/29                          544           573
   Series 1999-2 Class A1
     7.032% due 01/15/32                          301           334
Chevy Chase Home Loan Trust
   Series 1996-1 Class A
     7.150% due 05/15/15                        1,243         1,291
Contimortgage Home Equity Trust
   1998-3
   Series 1998-2 Class A7
     6.570% due 03/15/23                        1,000         1,067
Credit Suisse First Boston Mortgage
   Securities Corp.
   Series 2002 P3 Class A
     2.361% due 08/25/33                        1,294         1,294
CS First Boston Mortgage Securities Corp.
   Series 2002-AR27 Class 2A2
     5.769% due 10/25/32                          698           713
Federal Home Loan Mortgage Corp.
     9.000% due 2005                               18            19
     6.250% due 2007                                6             6
     5.500% due 2008                              632           662
     6.500% due 2008                              726           768
   Series 1993-1645 Class PD
     4.500% due 09/15/08                          599           625
     5.500% due 2009                            1,243         1,302
     6.000% due 2009                              977         1,029
     6.500% due 2009                              891           941
     6.000% due 2010                              801           843
     8.000% due 2010                              359           375
     6.000% due 2011                            2,430         2,551
     6.000% due 2013                              750           785
     5.500% due 2014                              820           854
     7.308% due 2031 (E)                          297           306
   Series 2002-2441 Class KA
     5.750% due 05/15/31                          790           810
Federal National Mortgage Association
     5.500% 15 Year TBA (o)                    18,100        18,659
     6.000% 15 Year TBA (o)                     1,500         1,562
     7.500% 30 Year TBA (o)                       500           529
     7.000% due 2004                               53            54
     6.852% due 2005                              364           393
     6.000% due 2008                              489           515
     6.500% due 2008                              672           711
     5.500% due 2009                           16,113        16,752
     6.000% due 2010                            1,498         1,578
     6.500% due 2010                              689           727
     6.000% due 2011                            1,255         1,323
     6.500% due 2011                              723           763
     6.000% due 2013                            3,240         3,400
   Series 1994-1 Class K
     6.500% due 06/25/13                        1,093         1,153
     6.000% due 2014                            8,411         8,823
     5.500% due 2016                           12,505        12,912
     6.000% due 2016                            5,657         5,899
     5.500% due 2017                           24,494        25,291
     6.000% due 2017                           43,847        45,718
     6.825% due 2018 (E)                          575           596
     5.368% due 2022 (E)                          428           444
     5.251% due 2024 (E)                          906           946
Federal National Mortgage Association
   Grantor Trust
   Series 2002-T6 Class A1
     3.310% due 02/25/32                          684           643
First Republic Mortgage Loan Trust
   Series 2000-FRB1 Class A2
     4.849% due 06/25/30                          357           374
Fleet Mortgage Securities
   Series 2001-1 Class A1
     6.000% due 07/28/29                          318           322
GE Capital Commercial Mortgage Corp.
   Series 2001-2 Class A1
     5.260% due 08/11/33                          873           925
   Series 2001-3 Class A1
     5.560% due 06/10/38                          967         1,030

110 Short Term Bond Fund

Short Term Bond Fund

Statement of Net Assets, continued--October 31, 2002

                                                    Principal        Market
                                                     Amount          Value
                                                     (000)           (000)
                                                       $               $
-------------------------------------------------------------------------------
Government National Mortgage Association I
     7.250% due 2006                                  373             384
     7.000% due 2007                                   23              24
     6.000% due 2008                                  422             448
     7.000% due 2008                                  409             437
     7.000% due 2009                                  371             397
     7.000% due 2011                                  137             147
     7.000% due 2012                                  201             215
     9.500% due 2017                                    2               3
     7.000% due 2030                                  300             315
Government National Mortgage
   Association II
     6.750% due 2027 (E)                              521             536
     5.000% due 2032 (E)                            1,164           1,194
GSR Mortgage Loan Trust
   Series 2002-9 Class A1A
     2.882% due 10/25/32 (E)                        1,632           1,617
Irwin Home Equity
   Series 2002-1 Class 2A1
     2.120% due 06/25/29 (E)                          276             275
Morgan Stanley Capital I
   Series 1998-WF2 Class A1
     6.340% due 07/15/30                              612             656
Morgan Stanley Dean Witter Capital I
   Series 2002-HE1 Class A2
     2.160% due 07/25/32 (E)                          577             575
   Series 2002-HQ Class A2
     6.090% due 04/15/34                              500             549
Residential Accredit Loans, Inc.
   Series 2001-QS19 Class A1
     6.000% due 12/25/16                              842             887
   Series 2000-QS12 Class A1
     7.750% due 10/25/30                              225             230
Residential Funding Mortgage Sec I
   Series 2002-SA2 Class A1
     5.691% due 09/25/32                              481             490
Residential Funding Mortgage
   Securities II
   Series 2000-HI4 Class AI3
     7.490% due 10/25/13                              961             961
Resolution Trust Corp.
   Series 1995-2 Class C1
     7.450% due 05/25/29                              179             180
Structured Asset Mortgage
   Investments, Inc.
   Series 1998-9 Class 2A2
     6.125% due 11/25/13                              619             642
   Series 2002-AR3 Class A1
     2.151% due 09/19/32 (E)                          299             299
Structured Asset Securities Corp.
   Series 2001-21A Class 1A1
     6.250% due 01/25/32 (E)                        1,597           1,652
The Money Store Home Equity Trust
   Series 1995-B Class A6
     7.500% due 01/15/26                              655             655
Union Planters Mortgage Finance Corp.
   Series 1999-1 Class A1
     6.250% due 04/01/29                              219             223
United Mortgage Securities Corp.
   Series 1994-1 Class A2
     5.024% due 06/25/32                            1,205           1,233
   Series 1993-1 Class AA
     5.738% due 09/25/33                              406             417
Vendee Mortgage Trust
   Series 1994-1 Class 2E
     6.500% due 01/15/17                              364             367
   Series 2000-1 Class 2B
     7.250% due 12/15/20                              908             932
Wachovia Asset Securitization, Inc.
   Series 2002-1 Class 1A1
     6.250% due 10/25/33                              942             971
Washington Mutual
   Series 2000-1 Class A1
     2.120% due 06/25/24 (E)                          377             377
   Series 2001-1 Class A
     4.571% due 01/25/41                              123             125
Washington Mutual Mortgage
   Securities Corp.
   Series 2001-9 Class 1A1
     6.140% due 04/25/28 (E)                          337             340
Washington Mutual MSC Mortgage
   Pass-Through CTFS
   Series 2002-AR1 Class 1A1
     5.790% due 11/25/30 (E)                          705             714
   Series 2002-AR2 Class 2A1
     6.210% due 07/25/32 (E)                          532             546
                                                                 --------
                                                                  195,344
                                                                 --------

United States Government
Agencies - 4.3%
Federal Home Loan Bank System
     5.410% due 12/20/04                            1,000           1,006
Federal Home Loan Bank System
   Zero Coupon due 04/27/10                         2,142           2,037
Federal Home Loan Mortgage Corp.
     5.250% due 02/15/04                            6,600           6,905
     3.250% due 11/15/04                            3,550           3,641
     6.875% due 01/15/05                              765             845
     5.250% due 01/15/06                              715             774
     4.250% due 03/22/06                            1,450           1,490
Federal National Mortgage Association
     3.150% due 07/15/04                            1,550           1,567
     3.700% due 08/27/04                            1,100           1,107
     4.450% due 05/03/05                            1,150           1,194
     5.000% due 01/15/07                            3,400           3,668
     5.250% due 03/22/07                            2,225           2,329
Vendee Mortgage Trust
     6.500% due 05/15/08                              873             930
                                                                  -------
                                                                   27,493
                                                                  -------

                                                        Short Term Bond Fund 111

Short Term Bond Fund

Statement of Net Assets, continued--October 31, 2002

                                       Principal          Market
                                         Amount            Value
                                         (000)             (000)
                                           $                 $
-----------------------------------------------------------------
United States Government
Treasuries - 8.7%
United States Treasury Inflation
   Indexed Bonds
    3.375% due 01/15/07                      456              490
United States Treasury Note
    3.000% due 01/31/04                    1,650            1,682
    3.375% due 04/30/04                    8,300            8,527
    3.250% due 05/31/04                   16,370           16,800
    2.875% due 06/30/04                      350              357
    5.875% due 11/15/04                   10,675           11,565
    6.750% due 05/15/05                    7,325            8,195
    5.750% due 11/15/05                    5,450            6,027
    6.000% due 08/15/09                      505              584
   10.375% due 11/15/09                      900            1,052
                                                         --------
                                                           55,279
                                                         --------

Total Long-Term Investments
(cost $545,947)                                           557,928
                                                         --------

Short-Term Investments - 16.1%
AvalonBay Communities, Inc.
    6.250% due 01/15/03                      500              502
Bundesschatzanweisungen
    4.250% due 03/14/03                EUR 3,476            3,452
CIT Group, Inc.
    5.625% due 10/15/03                    4,800            4,801
Conoco, Inc.
    2.625% due 04/15/03 (E)                1,000            1,003
DaimlerChrysler Financial Services
    North America LLC
    Series MTNR
    1.925% due 06/18/03 (E)                  400              398
DaimlerChrysler NA Holding Corp.
    2.596% due 12/16/02 (E)                  300              300
Danske Corp.
    1.750% due 12/19/02 (c)(y)             6,100            6,086
Duke Realty, LP
    7.300% due 06/30/03                    2,000            2,047
EOP Operating, LP
    6.375% due 02/15/03                    1,500            1,514
Federal National Mortgage Association
   Discount Note
    1.710% due 12/18/02 (c)(y)             1,000              998
First Chicago Corp.
    6.875% due 06/15/03                    1,000            1,030
Ford Motor Credit Co.
    2.340% due 06/23/03 (E)                  500              489
Frank Russell Investment Company
   Money Market Fund (C)                  50,253           50,253
French Treasury Note
    5.000% due 01/12/03                EUR 3,476            3,461
General Motors Acceptance Corp.
    8.500% due 01/01/03                    1,500            1,506
    5.800% due 03/12/03                    1,000            1,003
    2.142% due 08/04/03 (E)                1,200            1,178
Ingersoll-Rand Co.
    5.750% due 02/14/03                    1,500            1,512
Italy Buoni Poliennali Del Tesoro
    4.500% due 01/15/03                EUR 1,876            1,867
Kellogg Co.
   Series B
    5.500% due 04/01/03                      600              607
Kimco Realty Corp.
    6.500% due 10/01/03                    2,000            2,077
Limestone Electron Trust
    8.625% due 03/15/03                    1,200            1,117
Morgan Stanley
   Series MTNC
    1.930% due 09/19/03 (E)                1,500            1,500
Province of Manitoba
    6.750% due 03/01/03                    1,000            1,016
Province of Ontario
    7.375% due 01/27/03                    1,000            1,012
Sears Roebuck Acceptance
   Series MTN4
    6.720% due 09/17/03                    2,550            2,559
Spieker Properties, Inc.
    6.950% due 12/15/02                    1,000            1,004
Supervalu, Inc.
    7.800% due 11/15/02                    2,000            2,002
United States Treasury Note
    5.625% due 12/31/02                    1,000            1,007
    5.500% due 01/31/03                    1,000            1,010
    5.500% due 05/31/03                    1,500            1,536
Westpactrust Securities
    1.710% due 12/05/02                    1,900            1,897
                                                         --------

Total Short-Term Investments
(cost $101,242)                                           101,744
                                                         --------
Total Investments - 104.1%
(identified cost $647,189)                                659,672

Other Assets and Liabilities,
Net - (4.1%)                                              (26,067)
                                                         --------

Net Assets - 100.0%                                       633,605
                                                         ========

Forward Foreign Currency Exchange Contracts
------------------------------------------------------------------------
                                                          Unrealized
                                                         Appreciation
                                                        (Depreciation)
 Amount Sold         Amount Bought      Settlement          (000)
    (000)                (000)             Date               $
------------------------------------------------------------------------
    EUR295              USD289           11/08/02            (3)
                                                         ======

See accompanying notes which are an integral part of the financial statements.

112 Short Term Bond Fund

Short Term Bond Fund

Statement of Net Assets, continued--October 31, 2002

Interest Rate Swaps
--------------------------------------------------------------------------------------------
                                                                                    Market
   Notional                                                                         Value
    Amount                                                       Termination        (000)
     (000)            Fund Receives           Fund Pays             Date              $
----------------   -------------------     -----------------   ----------------  -----------
USD       11,100     6.000%                Three Month LIBOR       06/17/05            1,187
USD          800     6.000%                Three Month LIBOR       12/18/07               96
USD          600     Three Month LIBOR     6.00%                   12/18/12              (72)
                                                                                 -----------

Total Market Value of Interest Rate Swaps                                              1,211
   premiums paid (received) - $471                                               ===========

                                                        Short Term Bond Fund 113

Select Growth Fund

Portfolio Management Discussion--October 31, 2002 (Unaudited)

Objective: To provide capital appreciation. Invests in: Primarily US equity securities.
Strategy: The Fund employs a multi-manager strategy to invest in stocks that appear to be undervalued on the basis of earnings, cash flow, or private market value.

[GRAPHIC]


Select Growth Fund - Class S                     Select Growth Fund - Class I
---------------------------------------------    --------------------------------------------

   Periods Ended    Growth of        Total        Periods Ended      Growth of      Total
   10/31/02          $10,000        Return          10/31/02          $10,000      Return
----------------    ---------     ---------      ---------------    -----------  ----------
   1 Year            $ 7,958      (20.42)%        1 Year              $ 7,973    (20.27)%
   Inception         $ 5,340      (30.16)%(S)     Inception           $ 5,350    (30.08)%(S)


Select Growth Fund - Class E                     Russell 1000(R)  Growth Index
---------------------------------------------    ---------------------------------------------
   Periods Ended    Growth of        Total       Periods Ended        Growth of     Total
   10/31/02          $10,000        Return         10/31/02           $ 10,000     Return
----------------    ---------     ---------      -------------      -----------  ----------
   1 Year            $ 7,949      (20.51)%        1 Year              $  8,038    (19.62)%
   Inception         $ 5,310      (30.38)%(S)     Inception           $  5,469    (29.17)%(S)

Select Growth Fund - Class C
---------------------------------------------
   Periods Ended     Growth of       Total
   10/31/02          $10,000        Return
----------------    ----------    ---------
   1 Year            $ 7,865      (21.35)%
   Inception         $ 5,230      (30.98)%(S)

Performance Review
For the year ended October 31, 2002, the Select Growth Fund Class I, Class S, Class E and Class C shares, lost 20.27%, 20.42%, 20.51% and 21.35% respectively, lagging its benchmark the Russell 1000(R) Growth Index, which lost 19.62%.

Market and Portfolio Highlights
Broad US equity markets experienced a short rally in November and December of 2001; however, by the end of the first quarter of 2002, and throughout most of the remaining fiscal year, a trend of market losses had returned. Corporate accounting and earnings

114 Select Growth Fund

Select Growth Fund

Portfolio Management Discussion--October 31, 2002 (Unaudited)


remained under scrutiny as the economy gave mixed signals, such as healthy consumer spending and low interest rates, which contrasted with negative factors such as rising unemployment and a depressed manufacturing sector.

During the past twelve months, the market environment was difficult for active managers. However, managers who were defensively positioned through exposure to stocks of undervalued, anti-cyclical companies with histories of predictable earnings and low debt levels generally outperformed those managers favoring companies with positive forward-looking earnings growth.

The consumer discretionary sector provided the largest contribution to the Fund's benchmark-relative performance, as a result of positive stock selection. While the Fund carried a slightly overweight position to the troubled technology sector, it was able to offset this with strong stock selection. The 1.4% weight represented by the utilities sector in the Russell 1000(R) Growth Index was the benchmark's largest contributor to its underperformance during the period. The Fund benefited by underweighting this sector by 70 basis points relative to the benchmark, avoiding much of the telecom declines that affected the Index.

Three of the Fund's five managers outperformed their respective benchmarks. Strong Capital was able to outperform its benchmark, as a result of positive stock selection in the consumer discretionary and health sectors. TCW produced benchmark-relative outperformance in spite of its large overweight in declining technology stocks, as they turned around in October to produce positive excess returns. The Fund's most aggressive manager, Fuller and Thaler, posted the best results. The manager gained over 11.5% as a result of good stock selection in the consumer discretionary and health care sectors. However, poor stock selection in the technology and the materials and processing sectors, and a 16% underweight in the financial services sector detracted from the manager's performance.

CapitalWorks turned in the poorest performance, with below-average stock selection. The manager was unable to avoid troubled stocks in technology, health care, and producer durables. Turner lagged slightly behind its benchmark, mainly due to poor stock selection in the health care and financial services sectors. However, these results were within expectations given Turner's emphasis on higher P/E growth stocks.

   Top Ten Equity Holdings
   (as a percent of Total Investments)            October 31, 2002

   Microsoft Corp.                                      5.1%
   Pfizer, Inc.                                         4.3
   Wal-Mart Stores, Inc.                                3.2
   Amgen, Inc.                                          2.8
   Dell Computer Corp.                                  2.6
   Intel Corp.                                          2.2
   Progressive Corp. (The)                              2.1
   Cisco Systems, Inc.                                  1.9
   American International Group                         1.7
   Forest Laboratories, Inc.                            1.6

   Portfolio Characteristics

                                                  October 31, 2002

   Current P/E Ratio                                          28.0x
   Portfolio Price/Book Ratio                                 3.70x
   Market Capitalization - $-Weighted Average                69.57 Bil
   Number of Holdings                                          243

   Money Managers                                     Style


   CapitalWorks Investment Partners, LLC              Growth
   Fuller & Thaler Asset Management, Inc.             Growth
   Strong Capital Management, Inc.                    Growth
   TCW Investment Management Co.                      Growth
   Turner Investment Partners, Inc.                   Growth


                             ----------------------

* The Fund commenced operations on January 31, 2001. Index comparison began February 1, 2001.

** The Russell 1000(R) Growth Index measures the performance of those Russell 1000(R) Index companies with higher price-to-book ratios and higher forecasted growth values.

Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results.

                                                          Select Growth Fund 115

Select Growth Fund

Statement of Net Assets--October 31, 2002

                                                                      Market
                                                            Number    Value
                                                              of      (000)
                                                            Shares      $
----------------------------------------------------------------------------
Common Stocks - 92.1%
Auto and Transportation - 2.1%
Aviall, Inc. (AE)                                            6,600       62
Fleetwood Enterprises, Inc. (AE)                            10,000       56
Harley-Davidson, Inc.                                        6,180      323
Mercury Air Group, Inc. (AE)                                 6,200       17
OMI Corp. (AE)                                              26,000      100
Southwest Airlines Co.                                      17,700      258
Tenneco Automotive, Inc. (AE)                               11,500       66
Werner Enterprises, Inc.                                     4,166       85
                                                                      -----
                                                                        967
                                                                      -----
Consumer Discretionary - 20.0%
3DO Co. (The) (AE)                                           7,725       11
Advance Auto Parts (AE)                                      1,500       80
Aldila, Inc. (AE)                                            8,633       13
Alliance Gaming Corp. (AE)                                   9,300      156
Amazon.com, Inc. (AE)                                        5,300      103
Apollo Group, Inc. Class A (AE)                              3,500      145
AT Cross Co. Class A (AE)                                    5,300       32
Autozone, Inc. (AE)                                          2,000      172
Bed Bath & Beyond, Inc. (AE)                                 4,900      174
Bon-Ton Stores, Inc. (The) (AE)                             12,000       45
Career Education Corp. (AE)                                  1,600       64
Carnival Corp.                                               4,900      128
Cheesecake Factory (The) (AE)                                1,500       51
Chico's FAS, Inc. (AE)                                       6,400      124
Clear Channel Communications, Inc. (AE)                     14,600      541
Corinthian Colleges, Inc. (AE)                               1,400       53
DiamondCluster International, Inc. Class A (AE)             17,200       46
eBay, Inc. (AE)                                              6,050      383
Electronic Arts, Inc. (AE)                                   4,800      313
Entercom Communications Corp. (AE)                           1,400       69
Fastenal Co.                                                 1,800       61
Gadzooks, Inc. (AE)                                          3,000       11
Getty Images, Inc. (AE)                                      1,200       34
Good Guys, Inc. (AE)                                        12,100       25
Gymboree Corp. (AE)                                          3,400       62
Harman International Industries, Inc.                        1,500       84
Hearst-Argyle Television, Inc. (AE)                          2,200       55
Home Depot, Inc.                                             7,600      219
infoUSA, Inc. (AE)                                          16,300       68
International Game Technology (AE)                           3,100      233
JOS A Bank Clothiers, Inc. (AE)                              5,700      125
K-Swiss, Inc. Class A                                        4,800      123
Kohl's Corp. (AE)                                           10,140      593
Kroll, Inc. (AE)                                             2,300       45
Lowe's Cos., Inc.                                           12,140      507
Magna Entertainment Corp. Class A (AE)                       7,000       42
Memberworks, Inc. (AE)                                       4,600       80
Michaels Stores, Inc. (AE)                                   2,200       99
Midway Games, Inc. (AE)                                      2,400       10
Pacific Sunwear Of California (AE)                           3,500       82
Party City Corp. (AE)                                        4,900       59
Petsmart, Inc. (AE)                                          3,600       69
Pixar, Inc. (AE)                                             5,200      265
Procter & Gamble Co.                                         7,190      636
Quiksilver, Inc. (AE)                                        2,800       67
Rare Hospitality International, Inc. (AE)                    1,200       32
Rawlings Sporting Goods Co.                                  5,820       32
Rubio's Restaurants, Inc. (AE)                               5,200       27
Southern Energy Homes, Inc. (AE)                            33,700       40
SRS Labs, Inc. (AE)                                         13,100       27
Starbucks Corp. (AE)                                         1,500       36
Tivo, Inc. (AE)                                             12,600       55
Tribune Co.                                                  1,500       72
Universal Electronics, Inc. (AE)                             3,900       31
Univision Communications, Inc. Class A (AE)                  1,900       49
USA Interactive (AE)                                         6,900      175
Viacom, Inc. Class B (AE)                                   14,900      665
Wal-Mart Stores, Inc.                                       27,780    1,488
Water Pik Technologies, Inc. (AE)                            1,200       11
Weight Watchers International, Inc. (AE)                     2,400      114
Westwood One, Inc. (AE)                                      3,400      123
                                                                      -----
                                                                      9,334
                                                                      -----
Consumer Staples - 4.3%
Anheuser-Busch Cos., Inc.                                    2,300      121
Coca-Cola Co. (The)                                         15,210      707
PepsiCo, Inc.                                                7,930      350
Performance Food Group Co. (AE)                              2,000       74
Sara Lee Corp.                                               7,920      181
Systemco Corp.                                               7,220      229
Walgreen Co.                                                 9,140      308
Whole Foods Market, Inc. (AE)                                1,300       61
                                                                      -----
                                                                      2,031
                                                                      -----
Financial Services - 12.5%
Aflac, Inc.                                                 11,300      344
American Express Co.                                         5,290      192
American International Group                                13,090      819
Bank One Corp.                                               1,200       46
Charles Schwab Corp. (The)                                  54,890      504
Citigroup, Inc.                                             12,580      465
Doral Financial Corp.                                        1,800       47
E*TRADE Group, Inc. (AE)                                    15,900       72
Fifth Third Bancorp                                          3,370      214
Freddie Mac                                                  1,500       92
Goldman Sachs Group, Inc.                                    3,200      229
Interactive Data Corp. (AE)                                  1,700       25
Lehman Brothers Holdings, Inc.                               4,130      220
LendingTree, Inc. (AE)                                       4,900       60
MBNA Corp.                                                  12,270      249
Paychex, Inc.                                                9,800      282
Pico Holdings, Inc. (AE)                                     2,700       28

116 Select Growth Fund

Select Growth Fund

Statement of Net Assets, continued--October 31, 2002

                                                                          Market
                                                            Number        Value
                                                              of          (000)
                                                            Shares          $
--------------------------------------------------------------------------------
Principal Financial Group                                    3,800          107
Progressive Corp. (The)                                     18,160          999
RenaissanceRe Holdings, Ltd.                                 1,900           78
Republic First Bancorp, Inc. (AE)                            4,500           25
Scottish Annuity & Life Holdings, Ltd.                       4,100           73
SLM Corp.                                                    1,100          113
Stilwell Financial, Inc.                                    16,700          196
Washington Mutual, Inc.                                      2,300           82
Wells Fargo & Co.                                            2,500          126
Willis Group Holdings, Ltd. (AE)                             4,400          135
                                                                         ------
                                                                          5,822
                                                                         ------
Health Care - 22.8%
1-800 Contacts, Inc. (AE)                                    2,900           26
Abaxis, Inc. (AE)                                            5,300           21
Abbott Laboratories                                         11,350          475
Accredo Health, Inc. (AE)                                    1,600           74
Alcon, Inc. (AE)                                             2,300           94
Allergan, Inc.                                               1,000           54
AmerisourceBergen Corp.                                      4,200          299
Amgen, Inc. (AE)                                            28,120        1,309
Amylin Pharmaceuticals, Inc. (AE)                            1,400           24
Anthem, Inc. (AE)                                            2,600          164
Biomet, Inc.                                                 3,100           91
Boston Scientific Corp. (AE)                                11,240          423
Cardinal Health, Inc.                                        1,200           83
Cephalon, Inc. (AE)                                          1,700           85
Charles River Laboratories International, Inc. (AE)          2,600           96
Connetics Corp. (AE)                                         7,200           92
Coventry Health Care, Inc. (AE)                              1,400           47
Cyberonics (AE)                                              1,300           21
Edwards Lifesciences Corp. (AE)                                900           23
Eli Lilly & Co.                                              4,100          228
First Health Group Corp. (AE)                                2,200           57
Forest Laboratories, Inc. (AE)                               7,520          737
Genentech, Inc. (AE)                                        10,560          360
Gilead Sciences, Inc. (AE)                                   2,400           83
HCA, Inc.                                                    3,920          170
Henry Schein, Inc. (AE)                                      1,200           60
Idec Pharmaceuticals Corp. (AE)                              6,360          293
Immucor, Inc. (AE)                                           3,300           74
Impax Laboratories, Inc. (AE)                                3,200           16
Johnson & Johnson                                            7,500          441
LabOne, Inc. (AE)                                            3,500           61
LCA-Vision, Inc. (AE)                                       35,207           23
Martek Biosciences Corp. (AE)                                4,600           72
Medicis Pharmaceutical Class A (AE)                          1,500           69
Medimmune, Inc. (AE)                                         1,900           49
Medtronic, Inc.                                             12,160          545
Neurocrine Biosciences, Inc. (AE)                            2,500          112
Pfizer, Inc.                                                63,990        2,033
Pharmacia Corp.                                              5,200          224
Prime Medical Services, Inc. (AE)                            4,600           36
PSS World Medical, Inc. (AE)                                 8,800           67
SICOR, Inc. (AE)                                             4,500           67
Steris Corp. (AE)                                            1,300           34
Stryker Corp.                                                2,100          133
Taro Pharmaceuticals Industries (AE)                         2,300           80
Teva Pharmaceutical Industries - ADR                         4,510          349
Trimeris, Inc. (AE)                                          1,800           95
UnitedHealth Group, Inc.                                     1,200          109
Universal Health Services, Inc. Class B (AE)                   700           34
WellPoint Health Networks (AE)                               1,200           90
Wilson Greatbatch Technologies, Inc. (AE)                    2,500           70
Wyeth                                                        8,420          282
                                                                         ------
                                                                         10,654
                                                                         ------
Materials and Processing - 1.5%
Biogen, Inc. (AE)                                            8,200          301
Foamex International, Inc. (AE)                              4,800            6
Genelabs Technologies (AE)                                  19,600           26
Griffon Corp. (AE)                                           2,530           29
Nucor Corp.                                                  3,000          126
Perry Ellis International, Inc. (AE)                         4,700           55
RTI International Metals, Inc. (AE)                          6,500           67
Telik, Inc. (AE)                                             3,400           50
Worthington Industries                                       2,900           55
                                                                         ------
                                                                            715
                                                                         ------
Miscellaneous - 1.7%
General Electric Co.                                        28,760          726
ITT Industries, Inc.                                           800           52
                                                                         ------
                                                                            778
                                                                         ------
Other Energy - 1.8%
Apache Corp.                                                 3,100          168
Devon Energy Corp.                                           2,400          121
ENSCO International, Inc.                                    1,600           43
Key Energy Services, Inc. (AE)                               6,100           54
National-Oilwell, Inc. (AE)                                  3,600           75
Patterson-UTI Energy, Inc. (AE)                              2,000           58
Smith International, Inc. (AE)                               6,200          194
Westport Resources Corp. (AE)                                1,732           30
XTO Energy, Inc.                                             4,600          111
                                                                         ------
                                                                            854
                                                                         ------
Producer Durables - 3.1%
3M Co.                                                       1,800          228
Applied Materials, Inc. (AE)                                41,880          629
Encore Wire Corp. (AE)                                       7,800           68
Flir Systems, Inc. (AE)                                      1,000           47
Itron, Inc. (AE)                                             3,500           77
Lockheed Martin Corp.                                        2,100          122
Tyco International, Ltd.                                    15,910          230
United Defense Industries, Inc. (AE)                         1,500           34
Watts Industries, Inc. Class A                                 800           13
                                                                         ------
                                                                          1,448
                                                                         ------

                                                          Select Growth Fund 117

Select Growth Fund

Statement of Net Assets, continued--October 31, 2002

                                                                     Market
                                                      Number         Value
                                                        of           (000)
                                                      Shares           $
---------------------------------------------------------------------------
Technology - 21.5%
3Com Corp. (AE)                                       19,400            82
Actuate Corp. (AE)                                    20,700            38
Adobe Systems, Inc.                                    4,600           109
Analog Devices, Inc. (AE)                              8,020           215
Artisan Components, Inc. (AE)                          4,900            64
ATI Technologies, Inc. (AE)                            6,600            42
Avid Technology, Inc. (AE)                             4,600            65
Boston Communications Group (AE)                       7,800           101
CellStar Corp. (AE)                                    6,040            24
Cisco Systems, Inc. (AE)                              80,580           901
Cognizant Technology Solutions Corp. (AE)                900            60
Computer Network Technology Corp. (AE)                 4,200            26
Concerto Software, Inc. (AE)                           5,500            35
Cree, Inc. (AE)                                        2,400            41
Dell Computer Corp. (AE)                              42,080         1,204
Documentum, Inc. (AE)                                  5,600            82
EDO Corp.                                              3,100            52
Epicor Software Corp. (AE)                            11,200            14
Exar Corp. (AE)                                        7,400            93
HomeSeekers.com, Inc. (AE)                            35,800             1
Hyperion Solutions Corp. (AE)                          1,300            35
Intel Corp.                                           58,930         1,019
Internet Security Systems (AE)                         3,800            70
InterVoice, Inc. (AE)                                 31,100            44
Intuit, Inc. (AE)                                      5,200           270
Juniper Networks, Inc. (AE)                            8,000            47
Linear Technology Corp.                                1,200            33
Maxim Integrated Products                             12,700           404
MCSi, Inc. (AE)                                        5,400            27
Mercury Computer Systems, Inc. (AE)                    2,500            75
Mercury Interactive Corp. (AE)                           300             8
Microchip Technology, Inc.                             8,700           212
Micron Technology, Inc. (AE)                          11,910           191
Microsoft Corp. (AE)                                  44,900         2,400
Neoforma, Inc. (AE)                                    3,760            42
Netsolve, Inc. (AE)                                    4,700            34
Network Appliance, Inc. (AE)                          24,000           215
O2Micro International, Ltd. (AE)                       3,400            29
Omnivision Technologies, Inc. (AE)                     1,000            11
Pinnacle Systems, Inc. (AE)                            3,100            37
QLogic Corp. (AE)                                      3,100           108
Qualcomm, Inc. (AE)                                   12,500           432
Quest Software, Inc. (AE)                              7,400            81
SafeNet, Inc. (AE)                                     3,800            64
SAP AG - ADR                                           9,980           191
Siebel Systems, Inc. (AE)                             21,520           162
Silicon Laboratories, Inc. (AE)                        1,200            26
Symantec Corp. (AE)                                    4,000           160
Utstarcom, Inc. (AE)                                   3,300            56
WatchGuard Technologies (AE)                           9,500            41
Westell Technologies, Inc. Class A (AE)               14,300            17
Xilinx, Inc. (AE)                                      9,300           177
Zebra Technologies Corp. Class A (AE)                    900            55
                                                                    ------
                                                                    10,022
                                                                    ------
Utilities - 0.8%
Nextel Communications, Inc. Class A (AE)               9,200           104
Nokia OYJ - ADR                                       13,460           224
Talk America Holdings, Inc. (AE)                       7,433            59
                                                                    ------
                                                                       387
                                                                    ------

Total Common Stocks
(cost $46,638)                                                      43,012
                                                                    ------

                                                     Principal
                                                       Amount
                                                       (000)
                                                         $
                                                     ---------
Short-Term Investments - 8.4%

Frank Russell Investment Company
   Money Market Fund (C)                               3,298         3,298
Software HOLDRs Trust                                     96           103


United States Treasury Bill (c)(y)(s)
   1.640% due 12/19/02                                   500           499
                                                                    ------
Total Short-Term Investments
(cost $3,894)                                                        3,900
                                                                    ------
Total Investments - 100.5%
(identified cost $50,532)                                           46,912

Other Assets and Liabilities,
Net - (0.5%)                                                          (217)
                                                                    ------
Net Assets - 100.0%                                                 46,695
                                                                    ======


                                                                   Unrealized
                                                     Notional     Appreciation
                                                      Amount     (Depreciation)
 Futures Contracts                                    (000)           (000)
(Number of Contracts)                                   $               $
------------------------------------------------------------------------------
Long Positions
Nasdaq 100 Index
   expiration date 12/02(11)                           1,091            69

S&P Barra Growth Index
   expiration date 12/02(10)                           1,148             7

S&P 500 Index
   expiration date 12/02(6)                            1,328             8
                                                                    ------
Total Unrealized Appreciation
   (Depreciation) on Open Futures
   Contracts Purchased                                                  84
                                                                    ======

See accompanying notes which are an integral part of the financial statements.

118 Select Growth Fund

Select Value Fund

Portfolio Management Discussion--October 31, 2002 (Unaudited)

Objective: To provide capital appreciation.

Invests in: Primarily US equity securities.

Strategy: The Fund employs a multi-manager strategy to invest in stocks with above average growth rates and favorable earnings momentum.

                                   [GRAPHIC]

Select Value Fund - Class S                        Select Value Fund - Class I
-----------------------------------------------    ---------------------------------------------
 Periods Ended      Growth of        Total         Periods Ended    Growth of          Total
   10/31/02         $ 10,000        Return            10/31/02       $10,000          Return
--------------      ---------    --------------    -------------   ----------     --------------
1 Year              $  8,822     (11.78)%          1 Year            $ 8,828      (11.72)%
Inception           $  7,584     (14.63)%(S)       Inception         $ 7,599      (14.54)%(S)

  Select Value Fund - Class E                                 Russell 1000(R) Value Index
-----------------------------------------------    ---------------------------------------------
 Periods Ended      Growth of        Total         Periods Ended    Growth of          Total
   10/31/02         $ 10,000        Return            10/31/02       $10,000          Return
--------------      ---------    --------------    -------------   ----------     --------------
1 Year              $  8,814     (11.86)%          1 Year            $ 8,998      (10.02)%
Inception           $  7,551     (14.85)%(S)       Inception         $ 7,813      (13.15)%(S)

Select Value Fund - Class C
-----------------------------------------------
Periods Ended       Growth of     Total
   10/31/02         $ 10,000      Return
--------------      ---------    --------------
1 Year              $  8,718     (12.82)%
Inception           $  7,431     (15.62)%(S)

Performance Review

For the year ended October 31, 2002, the Select Value Fund Class I, Class S, Class E, and Class C shares lost 11.72%, 11.78%, 11.86%, and 12.82%, respectively, underperforming the Fund's benchmark, the Russell 1000(R) Value Index, which dropped 10.02%.

Market and Portfolio Highlights

Broad US equity markets experienced a short rally in November and December of 2001; however, by the end of the first quarter of 2002, and throughout most of the remaining fiscal year, a trend of market losses had returned. Corporate accounting and earnings remained under scrutiny as the economy gave mixed signals,

120 Select Value Fund

Select Value Fund

Portfolio Management Discussion--October 31, 2002 (Unaudited)

such as healthy consumer spending and low interest rates, which contrasted with negative factors such as rising unemployment and a depressed manufacturing sector.

During the past twelve months, the market environment was difficult for active managers. However, managers who were defensively positioned through exposure to stocks of undervalued, anti-cyclical companies with histories of predictable earnings and low debt levels generally outperformed those managers favoring companies with positive forward-looking earnings growth.

Two of the Fund's three managers outperformed their respective benchmarks during the fiscal period. Iridian was the sole underperformer, with below-average stock selection which led to disappointing results. The manager overweighted many companies (Tyco, EDS, Aon Corp., El Paso Corp., Tenet Healthcare, Cigna, Sears) whose management and accounting practices were questioned. MFS performed well due to its emphasis on defensive stocks, its ability to rotate holdings opportunistically, and its avoidance or underweighting of many of the poor performing stocks during the period. Systematic, which has both large cap and small cap assignments in the Fund, benefited from its stock selection which focused on positive revised earnings. In Systematic's large cap portfolio, this strategy helped determine which stocks to underweight or avoid. The manager also added value through positive stock selection in the health care and other energy sectors. In Systematic's small cap portfolio, the emphasis on positive earnings revisions added to returns, as did strong stock selection in the health care and the materials & processing sectors.

Top Ten Equity Holdings
(as a percent of Total Investments)                    October 31, 2002

Citigroup, Inc.                                              3.1%
Bank of America Corp.                                        2.1
Exxon Mobil Corp.                                            2.0
Deere & Co.                                                  1.4
Marsh & McLennan Cos., Inc.                                  1.3
Pfizer, Inc.                                                 1.3
Wachovia Corp.                                               1.3
Kimberly-Clark Corp.                                         1.2
Freddie Mac                                                  1.2
Mellon Financial Corp.                                       1.2

Portfolio Characteristics

                                                       October 31, 2002

Current P/E Ratio                                            16.9x
Portfolio Price/Book Ratio                                   2.15x
Market Capitalization - $-Weighted Average                  39.81 Bil
Number of Holdings                                            228

Money Managers                                             Style

Iridian Asset Management, LLC                              Value
MFS International Advisors, Inc.                           Value
Systematic Financial Management, L.P.                      Value

                              --------------------

* The Fund commenced operations on January 31, 2001. Index comparison began February 1, 2001.

** The Russell 1000(R) Value Index measures the performance of those Russell 1000(R) Index securities with higher price-to-book ratios and higher forecasted growth values.

Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results.

                                                           Select Value Fund 121

Select Value Fund

Statement of Net Assets--October 31, 2002

                                                                      Market
                                                            Number    Value
                                                              of      (000)
                                                            Shares      $
----------------------------------------------------------------------------
Common Stocks - 94.8%
Auto and Transportation - 1.2%
AO Smith Corp.                                               4,300      94
Canadian National Railway Co.                                3,389     145
CNF, Inc.                                                    4,300     138
Delphi Corp.                                                 7,760      54
Landstar System, Inc. (AE)                                   1,000      49
Lear Corp. (AE)                                             10,100     369
                                                                     -----
                                                                       849
                                                                     -----
Consumer Discretionary - 12.3%
Abercrombie & Fitch Co. Class A (AE)                        23,600     421
Advance Auto Parts (AE)                                      1,700      91
AnnTaylor Stores Corp. (AE)                                  4,300     101
Aramark Corp. Class B (AE)                                   8,300     175
Best Buy Co., Inc. (AE)                                      8,600     177
Blockbuster, Inc. Class A                                   14,000     336
Carnival Corp.                                              13,100     342
Cendant Corp. (AE)                                          50,600     582
Clear Channel Communications, Inc. (AE)                     13,600     504
Clorox Co.                                                   6,600     297
Columbia Sportswear Co. (AE)                                 1,300      52
Eastman Kodak Co.                                            3,700     122
Electronics Boutique Holdings Corp. (AE)                     2,200      55
Federated Department Stores (AE)                            12,900     396
Gannett Co., Inc.                                            5,180     393
GTECH Holdings Corp. (AE)                                    2,900      75
Home Depot, Inc.                                            24,900     719
Kimberly-Clark Corp.                                        17,450     899
Liz Claiborne, Inc.                                          3,900     116
Movado Group, Inc.                                           1,500      26
Nike, Inc. Class B                                           2,500     118
Nordstrom, Inc.                                              2,400      48
Procter & Gamble Co.                                         5,190     459
Reebok International, Ltd. (AE)                              3,100      88
Reed Elsevier PLC - ADR                                      7,300     265
Republic Services, Inc. (AE)                                 5,600     115
Sears Roebuck and Co.                                       21,310     560
Skechers U.S.A., Inc. Class A (AE)                           5,500      54
Sonic Automotive, Inc. (AE)                                  2,500      39
Take-Two Interactive Software (AE)                           1,200      31
Tribune Co.                                                  3,860     185
Viacom, Inc. Class B (AE)                                    8,964     400
Walt Disney Co.                                              9,890     165
Waste Management, Inc.                                      22,800     525
                                                                     -----
                                                                     8,931
                                                                     -----
Consumer Staples - 4.5%
Coca-Cola Enterprises, Inc.                                  6,700     160
Conagra Foods, Inc.                                          9,700     235
Dean Foods Co. (AE)                                          7,200     270
Diageo PLC - ADR                                             2,100      94
Dial Corp. (The)                                             6,400     136
Dole Food Co.                                                4,000     118
HJ Heinz Co.                                                 4,000     129
JM Smucker Co. (The)                                         3,404     125
Kellogg Co.                                                 14,950     476
Kraft Foods, Inc. Class A                                    5,100     201
Kroger Co. (AE)                                              1,100      16
PepsiCo, Inc.                                                6,680     295
Philip Morris Cos., Inc.                                    12,440     507
RJ Reynolds Tobacco Holdings, Inc.                           5,800     235
Sara Lee Corp.                                              12,000     274
                                                                     -----
                                                                     3,271
                                                                     -----
Financial Services - 30.4%
Allstate Corp. (The)                                        20,300     808
American Express Co.                                        17,430     634
American International Group                                 6,600     413
Annaly Mortgage Management, Inc.                             3,400      60
Astoria Financial Corp.                                      3,700      97
Bank of America Corp.                                       22,260   1,554
Bank One Corp.                                               2,100      81
Banknorth Group, Inc.                                        2,700      63
BankUnited Financial Corp. Class A (AE)                      4,300      70
Bear Stearns Cos., Inc. (The)                                5,900     360
Brown & Brown, Inc.                                          2,900      88
CBL & Associates Properties, Inc. (o)                        3,500     129
Chubb Corp.                                                  8,490     479
Citigroup, Inc.                                             61,600   2,277
Cobalt Corp.                                                 4,400      72
Countrywide Credit Industries, Inc.                          5,100     257
Cullen/Frost Bankers, Inc.                                   2,100      73
Dime Community Bancshares                                    4,850     102
Doral Financial Corp.                                        4,350     114
Equity Office Properties Trust (o)                           4,140     100
Fannie Mae                                                   8,200     548
First Data Corp.                                            10,300     360
FleetBoston Financial Corp.                                 13,310     311
Franklin Resources, Inc.                                     9,700     320
Freddie Mac                                                 14,100     868
Goldman Sachs Group, Inc.                                    8,600     616
Greater Bay Bancorp                                          2,500      38
Hartford Financial Services Group, Inc.                     10,540     416
Household International, Inc.                               18,500     440
Innkeepers USA Trust (o)                                    10,200      79
LaBranche & Co., Inc. (AE)                                   3,200      86
Legg Mason, Inc.                                             2,100      98
Lehman Brothers Holdings, Inc.                               9,700     517
Marsh & McLennan Cos., Inc.                                 20,900     976
MBNA Corp.                                                  29,050     590
Mellon Financial Corp.                                      29,990     848
Merrill Lynch & Co., Inc.                                   11,910     452
Metlife, Inc.                                                8,720     208
MGIC Investment Corp.                                        5,200     218
Morgan Stanley                                              13,700     533
National City Corp.                                          7,700     209


122 Select Value Fund

Select Value Fund

Statement of Net Assets, continued--October 31, 2002
                                                                    Market
                                                   Number           Value
                                                     of             (000)
                                                   Shares             $
----------------------------------------------------------------------------
National Commerce Financial Corp.                  12,800             313
RenaissanceRe Holdings, Ltd.                        3,100             127
Republic Bancorp, Inc.                             10,510             129
Safeco Corp.                                        4,620             164
SLM Corp.                                           6,100             627
SouthTrust Corp.                                    7,660             196
Sovereign Bancorp, Inc.                            30,000             422
St Paul Cos.                                       25,770             845
SunTrust Banks, Inc.                                4,150             252
Travelers Property Casualty Corp.                   2,830              60
Travelers Property Casualty Corp.
   Class A (AE)                                     1,463              19
Travelers Property Casualty Corp.
   Class B (AE)                                     2,008              27
Triad Guaranty, Inc. (AE)                           2,600              95
Union Planters Corp.                                4,000             113
Wachovia Corp.                                     26,360             917
Wells Fargo & Co.                                  16,500             833
Whitney Holding Corp.                               1,900              65
XL Capital, Ltd. Class A                            3,000             228
                                                                   ------
                                                                   21,994
                                                                   ------
Health Care - 8.9%
Abbott Laboratories                                 7,090             297
AdvancePCS (AE)                                     9,700             243
AmerisourceBergen Corp.                             4,400             313
Anthem, Inc. (AE)                                   7,800             491
Baxter International, Inc.                          3,200              80
Boston Scientific Corp. (AE)                       14,666             552
Bristol-Myers Squibb Co.                            8,700             214
Edwards Lifesciences Corp. (AE)                     2,300              59
Eli Lilly & Co.                                     3,500             194
Express Scripts, Inc. Class A (AE)                  4,400             238
Guidant Corp. (AE)                                 21,700             642
HCA, Inc.                                           7,300             317
Johnson & Johnson                                   4,500             264
Medcath Corp. (AE)                                  4,100              46
Merck & Co., Inc.                                   4,270             232
Mid Atlantic Medical Services (AE)                  1,600              58
Pfizer, Inc.                                       30,190             959
Priority Healthcare Corp. Class B (AE)              2,500              61
Schering-Plough Corp.                              11,000             235
Tenet Healthcare Corp. (AE)                        13,800             397
Triad Hospitals, Inc. (AE)                         10,400             380
Wyeth                                               4,900             164
                                                                    -----
                                                                    6,436
Integrated Oils - 4.3%                                              -----
BP PLC - ADR                                        6,880             265
ChevronTexaco Corp.                                11,981             810
ConocoPhillips                                      7,900             383
Exxon Mobil Corp.                                  42,470           1,430
Unocal Corp.                                        7,830             216
                                                                    -----
                                                                    3,104
Materials and Processing - 9.3%                                     -----
Air Products & Chemicals, Inc.                      4,220             187
Akzo Nobel NV - ADR                                 3,360             100
Alcan, Inc.                                        10,000             282
Alcoa, Inc.                                        17,840             394
Archer-Daniels-Midland Co.                         25,220             343
Bemis Co.                                           1,500              78
Biogen, Inc. (AE)                                  21,100             774
Du Pont EI de Nemours & Co.                         8,300             342
Eastman Chemical Co.                               11,900             432
Genzyme Corp.-Generall Division (AE)               12,800             356
International Paper Co.                            21,340             745
Lennox International, Inc.                          8,100             105
Masco Corp.                                        11,800             243
Phelps Dodge Corp.(AE)                              1,600              50
Potash Corp. of Saskatchewan                        4,800             325
PPG Industries, Inc.                                4,420             208
Praxair, Inc.                                       4,040             220
Schulman (A.), Inc.                                 3,500              61
Silgan Holdings, Inc.(AE)                           2,400              44
Smurfit-Stone Container Corp.(AE)                   3,800              49
Syngenta AG - ADR                                  25,670             303
Temple-Inland, Inc.                                13,700             562
Weyerhaeuser Co.                                   12,000             544
                                                                    -----
                                                                    6,747
                                                                    -----
Miscellaneous - 0.2%
Illinois Tool Works, Inc.                             900              55
Walter Industries, Inc.                            10,000             110
                                                                    -----
                                                                      165
                                                                    -----
Other Energy - 4.3%
Anadarko Petroleum Corp.                           13,810             615
Apache Corp.                                        7,400             400
Baker Hughes, Inc.                                  2,600              76
Devon Energy Corp.                                  4,000             202
ENSCO International, Inc.                          21,900             592
Schlumberger, Ltd.                                  5,110             205
Tidewater, Inc.                                    11,700             330
Valero Energy Corp.                                19,800             697
                                                                    -----
                                                                    3,117
                                                                    -----
Producer Durables - 7.8%
3M Co.                                              1,780             226
AGCO Corp.                                          2,200              56
Applied Materials, Inc. (AE)                       16,400             246
Boeing Co. (The)                                    7,600             226
Caterpillar, Inc.                                   3,990             163
Chicago Bridge & Iron Co. NV                        4,100             111
Cymer, Inc. (AE)                                      600              15
Deere & Co.                                        21,130             980
General Dynamics Corp.                              9,600             760
Honeywell International, Inc.                      18,500             443
IKON Office Solutions, Inc.                         6,100              43
Lennar Corp.                                          900              50

                                                           Select Value Fund 123

Select Value Fund

Statement of Net Assets, continued--October 31, 2002
                                          Number     Market
                                            of     Value (000)
                                          Shares    $ Shares
---------------------------------------------------------------
Lexmark International, Inc. (AE)            3,300       196
Motorola, Inc.                             26,800       246
Northrop Grumman Corp.                      6,390       659
Novellus Systems, Inc. (AE)                 7,500       237
Pall Corp.                                  9,930       172
Raytheon Co.                               11,000       325
Teradyne, Inc. (AE)                         4,800        58
Tyco International, Ltd.                   22,500       325
United Defense Industries, Inc. (AE)        4,300        98
                                                      -----
                                                      5,635
                                                      -----
Technology - 3.9%
3Com Corp. (AE)                            12,700        54
Accenture, Ltd. Class A (AE)                5,200        88
Analog Devices, Inc. (AE)                   5,400       145
BMC Software, Inc. (AE)                    21,900       349
Cisco Systems, Inc. (AE)                    8,600        96
Computer Sciences Corp. (AE)               12,900       417
Garmin, Ltd. (AE)                           3,600        75
Intel Corp.                                 9,400       163
International Business Machines Corp.       7,100       560
Marvell Technology Group, Ltd. (AE)         6,100        99
Motorola, Inc.                              5,730       192
Network Associates, Inc. (AE)              20,500       326
Sybase, Inc. (AE)                           4,500        58
Texas Instruments, Inc.                     6,180        98
Zoran Corp. (AE)                            3,200        48
                                                      -----
                                                      2,768
                                                      -----
Utilities - 7.7%
Alltel Corp.                                4,600       229
AT&T Corp.                                 48,100       627
BellSouth Corp.                            17,100       447
BT Group PLC - ADR                          2,200        63
Edison International (AE)                  17,300       174
Energy East Corp.                           6,200       132
FirstEnergy Corp.                           6,900       224
FPL Group, Inc.                            11,610       685
KeySpan Corp.                              11,700       427
National Fuel Gas Co.                       9,530       192
Nextel Communications, Inc. Class A (AE)   33,700       380
NiSource, Inc.                              5,980        99
Nokia OYJ - ADR                            11,200       186
NSTAR                                       5,930       249
Otter Tail Corp.                            3,700       104
Pinnacle West Capital Corp.                 1,900        54
PPL Corp.                                   1,610        56
SBC Communications, Inc.                   19,100       490
Verizon Communications, Inc.               14,400       544
WGL Holdings, Inc.                          2,720        63
Wisconsin Energy Corp.                      4,000        92
                                                     ------
                                                      5,517
                                                     ------
Total Common Stocks
(cost $74,751)                                       68,534
                                                     ------

                                                      Market
                                            Number    Value
                                              of       (000)
                                            Shares       $
---------------------------------------------------------------
Preferred Stocks - 0.3%
Auto and Transportation - 0.2%
General Motors Corp.                        5,300       111
                                                    -------
 Technology - 0.1%
 Northrop Grumman Corp.                       580        65
                                                    -------
 Utilities - 0.0%
 TXU Corp.                                  2,500        62
                                                    -------
Total Preferred Stocks
   (cost $ 328)                                         238
                                                    -------

                                           Principal
                                            Amount
                                             (000)
                                               $
                                             -----
   Short-Term Investments - 5.1%
   Frank Russell Investment Company
    Money Market Fund (C)                   3,211     3,211

   United States Treasury Bill (c)(y)(s)
    1.640% due 12/19/02                       500       499
                                                   --------

   Total Short-Term Investments
   (cost $ 3,710)                                     3,710
                                                   --------

   Total Investments - 100.2%
   (identified cost $78,789)                         72,482

   Other Assets and Liabilities,
   Net - (0.2%)                                        (132)
                                                    -------
   Net Assets - 100.0%                               72,350
                                                    =======

                                                       Unrealized
                                             Notional Appreciation
                                              Amount (Depreciation)
Futures Contracts                             (000)      (000)
(Number of Contracts)                           $          $
-------------------------------------------------------------------
 Long Positions
 S&P Barra Value Index
   expiration date 12/02 (20)               2,115        53

 S&P 500 Index
   expiration date 12/02 (7)                1,549        10
                                                    -------

 Total Unrealized Appreciation
     (Depreciation) on Open Futures                 -------
      Contracts Purchased                                63
                                                    =======

See accompanying notes which are an integral part of the financial statements.

124 Select Value Fund

Statement of Assets and Liabilities--October 31, 2002

Amounts in thousands (except per share amounts)

                                                                                 Equity I     Equity II    Equity III      Equity Q
                                                                                   Fund          Fund         Fund           Fund
------------------------------------------------------------------------------------------------------------------------------------
Assets
Investments, at identified cost                                                $  675,810    $ 656,737    $ 55,594$     $ 1,478,281
-----------------------------------------------------------------------------------------------------------------------------------
Investments, at market***                                                         666,783      644,223      50,692        1,395,267
Cash                                                                                   --           --          --               --
Foreign currency holdings*                                                             --           --          --               --
Unrealized appreciation on forward foreign currency exchange                           --           --          --               --
contracts
Unrealized appreciation on foreign currency exchange spot contracts                    --           --          --               --
Receivables:
   Dividends and interest                                                             797          541          93            1,641
   Investments sold (regular settlement)                                           15,649        4,177         507           11,709
   Investments sold (delayed settlement)                                               --           --          --               --
   Fund shares sold                                                                   498          650          13            1,393
   Foreign taxes recoverable                                                           --           --          --               --
   From Advisor                                                                        --           --          --               --
   Daily variation margins on futures contracts                                        --           --          --               --
Prepaid expenses                                                                       --           --          --               --
Investments of securities lending collateral in money market funds, at cost        20,049      108,390          36           47,068
and market value
Unrealized appreciation on index swap contracts                                        --           --          --               --
Interest rate swap contracts, at market value****                                      --           --          --               --
                                                                               ----------    ---------    --------      ------------
Total assets                                                                      703,776      757,981      51,341        1,457,078
                                                                               ----------    ---------    --------      ------------

Liabilities
Payables:
   Due to Custodian                                                                    --           --          --               --
   Investments purchased (regular settlement)                                       9,078        5,153         589           13,289
   Investments purchased (delayed settlement)                                          --           --          --               --
   Fund shares redeemed                                                             8,439        6,072       1,073            9,177
   Accrued fees to affiliates                                                         408          509          36              788
   Other accrued expenses                                                             119           69          47               46
   Daily variation margins on futures contracts                                       159          191          17              123
Unrealized depreciation on forward foreign currency exchange                           --           --          --               --
contracts
Unrealized depreciation on foreign currency exchange spot contracts                    --           --          --               --
Options Written, at market value**                                                     --           --          --               --
Payable upon return of securities loaned                                           20,049      108,390          36           47,068
Unrealized depreciation on index swap contracts                                        --           --          --               --
Interest rate swap contracts, at market value****                                      --           --          --               --
Total liabilities                                                                  38,252      120,384       1,798           70,491
                                                                               ----------    ---------    --------      -----------
Net Assets                                                                     $  665,524    $ 637,597    $ 49,543      $ 1,386,587
                                                                               ==========    =========    ========      ===========
Net Assets Consist of:
Undistributed net investment income                                            $       --    $   2,176    $     --      $        --
Accumulated net realized gain (loss)                                             (104,645)     (52,597)     (5,357)        (205,180)
Unrealized appreciation (depreciation) on:
   Investments                                                                     (9,027)     (12,514)     (4,902)         (83,014)
   Futures contracts                                                                 (206)        (290)          59            (704)
   Options written                                                                     --           --          --               --
   Index swap contracts                                                                --           --          --               --
   Interest rate swap contracts                                                        --           --          --               --
   Foreign currency-related transactions                                               --           --          --               --
Shares of beneficial interest                                                         310          249          27              557
Additional paid-in capital                                                        779,092      700,573      59,716        1,674,928
                                                                               ----------    ---------    --------      ------------
Net Assets                                                                     $  665,524    $ 637,597    $ 49,543      $ 1,386,587
                                                                               ==========    =========    ========      ============

  See accompanying notes which are an integral part of the financial statements.

                        126 Frank Russell Investment Company Institutional Funds

International  Fixed Income I   Fixed Income III  Emerging Markets   Real Estate    Short Term    Select Growth    Select Value
     Fund          Fund              Fund              Fund        Securities Fund  Bond Fund          Fund            Fund
-------------------------------------------------------------------------------------------------------------------------------
$  1,038,896   $ 1,506,920       $ 405,239         $ 291,151         $ 598,752      $ 647,189       $ 50,532           $ 78,789
-------------------------------------------------------------------------------------------------------------------------------
     934,488     1,542,185         408,833           274,327           624,198        659,672         46,912             72,482
         155           202             582                --                --             --             --                 --
       6,723           161             468             3,566                --              8             --                 --
       1,784             3              27               639                --             --             --                 --
          10            --              --                27                --             --             --                 --

       1,450        13,785           3,342               387               411          6,579             26                125
       9,765        17,110           3,684             3,114             3,445             --            966                285
          --       129,839          46,230                --                --          1,186             --                 --
         924           956             350               925             2,453          2,333              6                 62
         988            --              --                --                --             --             --                 --
          --            --              --                 1                83             --             11                 11
         180            --             100                32                --             --             --                 --
          --            --              --                --                --             --              4                 --
          --       179,593          29,255                --            22,655             --            971                286
          --            --              18                --                --             --             --                 --
          --            --              --                --                --          1,283             --                 --
------------   -----------       ---------         ---------         ---------      ---------       --------           --------
     956,467     1,883,834         492,889           283,018           653,245        671,061         48,896             73,251
------------   -----------       ---------         ---------         ---------      ---------       --------           --------

          --            --              --               918                --             --             --                 --
       8,840        20,775           3,960             3,143             3,129            114          1,177                526
          --       431,151         143,532                --                --         31,622             --                 --
       4,929         4,604           2,397             1,385             2,109          5,309              1                  1
         655           349             195               528               812            322             43                 50
         318             9              54               163                34             14             --                 13
         322            47              76                --                --             --              9                 25
       1,065            25              44               398                --              3             --                 --
          24            --              --                41                --             --             --                 --
       4,603            --             412             1,207                --             --             --                 --
          --       179,593          29,255                --            22,655             --            971                286
          --            --              33                --                --             --             --                 --
          --            --             469                --                --             72             --                 --
------------   -----------       ---------         ---------         ---------      ---------       --------           --------
      20,756       636,553         180,427             7,783            28,739         37,456          2,201                901
------------   -----------       ---------         ---------         ---------      ---------       --------           --------

$    935,711   $ 1,247,281       $ 312,462         $ 275,235         $ 624,506      $ 633,605       $ 46,695           $ 72,350
============   ===========       =========         =========         =========      =========       ========           ========

$     13,543   $     1,120       $       9         $  (1,255)        $      --      $    (100)      $     --           $      7
    (252,390)       24,774          (8,263)         (157,345)           34,301        (11,358)       (29,462)            15,224)

    (104,408)       35,265           3,594           (16,824)           25,446         12,483         (3,620)            (6,307)
          45          (184)            (67)             (103)               --             --             84                 63
        (290)           --             109              (672)               --             --             --                 --
          --            --             (15)               --                --             --             --                 --
          --            --            (266)               --                --            740             --                 --
         828          (402)            (41)              (62)               --           (107)            --                 --
         378           563             310               371               232            333             87                 97
   1,278,005     1,186,145         317,092           451,125           564,527        631,614         79,606             93,714
------------   -----------       ---------         ---------         ---------      ---------       --------           --------
$    935,711   $ 1,247,281       $ 312,462         $ 275,235         $ 624,506      $ 633,605       $ 46,695           $ 72,350
============   ===========       =========         =========         =========      =========       ========           ========

  See accompanying notes which are an integral part of the financial statements.

                        Frank Russell Investment Company Institutional Funds 127

Statement of Assets and Liabilities--October 31, 2002

Amounts in thousands (except per share amounts)

                                                                     Equity I         Equity II      Equity III      Equity Q
                                                                       Fund             Fund            Fund           Fund
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, offering and redemption price per share:
      Net asset value per share: Class C*****                     $           --   $            --  $         --  $            --
         Class C--Net assets                                      $           --   $            --  $         --  $            --
         Class C--Shares outstanding ($.01 par value)                         --                --            --               --
      Net asset value per share: Class E*****                     $        21.46   $         25.54  $      18.61  $         24.90
         Class E--Net assets                                      $   19,475,550   $    25,873,949  $  1,859,651  $    17,502,786
         Class E--Shares outstanding ($.01 par value)                    907,599         1,013,009        99,931          702,895
      Net asset value per share: Class I*****                     $        21.44   $         25.59  $      18.60  $         24.89
         Class I--Net assets                                      $  588,901,463   $   464,113,299  $ 47,683,604  $   854,494,917
         Class I--Shares outstanding ($.01 par value)                 27,470,736        18,137,674     2,563,027       34,326,181
      Net asset value per share: Class S*****                     $           --   $            --  $         --  $            --
         Class S--Net assets                                      $           --   $            --  $         --  $            --
         Class S--Shares outstanding ($.01 par value)                         --                --            --               --
      Net asset value per share: Class Y*****                     $        21.43   $         25.61  $         --  $         24.89
         Class Y--Net assets                                      $   57,146,956   $   147,609,943  $         --  $   514,589,469
         Class Y--Shares outstanding ($.01 par value)                  2,666,158   $     5,762,943            --       20,674,070
--------------------------------
*     Foreign currency holdings - cost                            $           --   $            --  $         --  $            --
**    Premiums received on options written                        $           --   $            --  $         --  $            --
***   Securities on loan included in investments                  $       19,457   $       104,821  $         35  $        45,165
****  Interest rate swap contracts - premiums paid                $           --   $            --  $         --  $            --
      (received)
***** Net asset value per share equals class level net assets divided by class level shares of beneficial interest
      outstanding.

See accompanying notes which are an integral part of the financial statements.

128 Frank Russell Investment Company Institutional Funds

International   Fixed Income I   Fixed Income III  Emerging Markets    Real Estate     Short Term     Select Growth   Select Value
    Fund            Fund               Fund              Fund        Securities Fund    Bond Fund          Fund          Fund
------------------------------------------------------------------------------------------------------------------------------------
$          --   $           --    $            --    $        7.22     $       26.52   $       18.98   $        5.23  $       7.41
$          --   $           --    $            --    $   5,193,896     $  15,712,193   $  16,294,310   $   1,341,037  $  2,061,414
           --               --                 --          719,233           592,509         858,288         256,191       278,163
$       24.71   $        22.15    $         10.11    $        7.41     $       26.72   $       19.04   $        5.31  $       7.46
$  11,964,598   $   27,576,640    $     5,911,958    $   6,477,905     $  10,661,486   $  17,515,970   $   2,814,216  $  3,314,086
      484,136        1,244,769            584,545          874,752           399,032         920,031         529,799       444,530
$       24.74   $        22.15    $         10.09    $          --     $          --   $          --   $        5.35  $       7.46
$ 527,791,371   $  713,209,741    $   306,549,879    $          --     $          --   $          --   $  18,150,087  $ 35,169,417
   21,332,875       32,200,402         30,370,487               --                --              --       3,392,419     4,715,857
$          --   $           --    $            --    $        7.43     $       26.89   $       19.01   $        5.34  $       7.45
$          --   $           --    $            --    $ 263,563,055     $ 598,132,086   $ 599,794,285   $  24,389,183  $ 31,805,580
           --               --                 --       35,459,964        22,245,572      31,552,964       4,565,300     4,269,588
$       24.75   $        22.16    $            --    $          --     $          --   $          --   $          --  $         --
$ 395,955,174   $  506,494,827    $            --    $          --     $          --   $          --   $          --  $         --
   15,994,982       22,859,873                 --               --                --              --              --            --

$       6,678   $          159    $           464    $       3,554     $          --   $           8   $          --  $         --
$       4,313   $           --    $           521    $         535     $          --   $          --   $          --  $         --
$          --   $      177,120    $        28,730    $          --     $      21,853   $          --   $         914  $        280
$          --   $           --    $          (203)   $          --     $          --   $         471   $          --  $         --

  See accompanying notes which are an integral part of the financial statements.

                        Frank Russell Investment Company Institutional Funds 129

Statement of Operations--For the Fiscal Year Ended October 31, 2002

Amounts in thousands

                                                           Equity I    Equity II   Equity III    Equity Q
                                                             Fund        Fund         Fund         Fund
----------------------------------------------------------------------------------------------------------
Investment Income
   Dividends                                              $   11,461   $   7,694   $    1,265   $   21,723
   Dividends from Money Market Fund                              789         802           56        1,106
   Interest                                                      102          98           14          133
   Securities Lending Income                                      48         410            1          102
   Less foreign taxes withheld                                    --          --           --           --
                                                          ----------   ---------   ----------   ----------
Total investment income                                       12,400       9,004        1,336       23,064
                                                          ----------   ---------   ----------   ----------

Expenses
   Advisory fees                                               4,588       5,251          367        8,308
   Administrative fees - Class C                                  --          --           --           --
   Administrative fees - Class E                                  13          16            2           10
   Administrative fees - Class I                                 371         293           32          498
   Administrative fees - Class S                                  --          --           --           --
   Administrative fees - Class Y                                   1           2           --            9
   Custodian fees                                                603         560          193          603
   Distribution fees - Class C                                    --          --           --           --
   Transfer agent fees                                            --          --           43           --
   Transfer agent fees - Class C                                  --          --           --           --
   Transfer agent fees - Class E                                  11          10           --            9
   Transfer agent fees - Class I                                 327         471           --          528
   Transfer agent fees - Class S                                  --          --           --           --
   Transfer agent fees - Class Y                                   1           1           --            1
   Professional fees                                              75          29           39           29
   Registration fees                                              44          42           30           23
   Shareholder servicing fees - Class C                           --          --           --           --
   Shareholder servicing fees - Class E                           66          79            8           52
   Trustees' fees                                                 14          14           15           14
   Miscellaneous                                                  58          62           30           65
                                                          ----------   ---------   ----------   ----------
   Expenses before reductions                                  6,172       6,830          759       10,149
   Expense reductions                                             (1)         (2)          --           (1)
                                                          ----------   ---------   ----------   ----------
Net expenses                                                   6,171       6,828          759       10,148
                                                          ----------   ---------   ----------   ----------
Net investment income (loss)                                   6,229       2,176          577       12,916
                                                          ----------   ---------   ----------   ----------

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
   Investments                                               (93,769)    (35,159)      (2,352)    (167,730)
   Futures contracts                                          (6,539)     (1,650)        (437)      (1,976)
   Options written                                                --          --           --           --
   Index swap contracts                                           --          --           --           --
   Interest rate swap contracts                                   --          --           --           --
   Foreign currency-related transactions                          --          --           --           --
                                                          ----------   ---------   ----------   ----------
Net realized gain (loss)                                    (100,308)    (36,809)      (2,789)    (169,706)
                                                          ----------   ---------   ----------   ----------

Net change in unrealized appreciation (depreciation) on:
   Investments                                                (8,386)    (27,442)      (6,413)    (103,367)
   Futures contracts                                           3,152      (2,747)          (5)      (1,216)
   Options written                                                --          --           --           --
   Index swap contracts                                           --          --           --           --
   Interest rate swap contracts                                   --          --           --           --
   Foreign currency-related transactions                          --          --           --           --
                                                          ----------   ---------   ----------   ----------
Net change in unrealized appreciation (depreciation)          (5,234)    (30,189)      (6,418)    (104,583)
                                                          ----------   ---------   ----------   ----------

Net realized and unrealized gain (loss)                     (105,542)    (66,998)      (9,207)    (274,289)
                                                          ----------   ---------   ----------   ----------
Net Increase (Decrease) in Net Assets from Operations     $  (99,313)  $ (64,822)  $   (8,630)  $ (261,373)
                                                          ==========   =========   ==========   ==========

See accompanying notes which are an integral part of the financial statements.

130 Frank Russell Investment Company Institutional Funds

International Fixed Income I Fixed Income III Emerging Markets   Real Estate   Short Term  Select Growth Select Value
    Fund           Fund            Fund             Fund       Securities Fund  Bond Fund      Fund          Fund
---------------------------------------------------------------------------------------------------------------------
 $    22,026  $          50    $        133     $      7,438     $    39,624   $        3  $        225  $     1,266
       1,204          2,938           1,125              211             557          794            69          108
         178         57,574          16,737               61              --       23,398            12           13
          --            344              14               --               9           --             1            1
      (2,170)            (1)             --             (882)             --           --            --           --
 -----------  -------------    ------------     ------------     -----------   ----------  ------------  -----------
      21,238         60,905          18,009            6,828          40,190       24,195           307        1,388
 -----------  -------------    ------------     ------------     -----------   ----------  ------------  -----------

       7,303          3,215           1,759            3,698           5,334        2,316           420          557
          --             --              --                2               6            4             1            1
           8             15               3                5               6           11             1            2
         310            390             175               --              --           --            11           19
          --             --              --              184             361          289            14           18
           7              9              --               --              --           --            --           --
       2,659            691             417            1,343             301          357           213          179
          --             --              --               31              78           55            11           16
          --             --              --            1,454              --          376            --           --
          --             --              --               --              67           --             3            5
           9             15               1               --              71           --             1           --
         323            213             209               --              --           --            13           15
          --             --              --               --           1,647           --            25           33
           1              1              --               --              --           --            --           --
          42             47              61               32              30           54            19           13
          10             10              40               63              66          116            51           52
          --             --              --               10              26           18             4            5
          39             73              14               19              29           45             7            9
          14             14              14               18              18           28            16           14
          85             51              32               91             116          118            90           86
 -----------  -------------    ------------     ------------     -----------   ----------  ------------  -----------
      10,810          4,744           2,725            6,950           8,156        3,787           900        1,024
          (5)           (26)             (8)              (2)            (85)        (973)         (384)        (328)
 -----------  -------------    ------------     ------------     -----------   ----------  ------------  -----------
      10,805          4,718           2,717            6,948           8,071        2,814           516          696
 -----------  -------------    ------------     ------------     -----------   ----------  ------------  -----------
      10,433         56,187          15,292             (120)         32,119       21,381          (209)         692
 -----------  -------------    ------------     ------------     -----------   ----------  ------------  -----------

    (117,617)        27,464           3,410          (23,027)          49,018       3,380       (11,105)      (9,390)
     (11,911)           144           1,196             (682)             --           --        (1,202)        (944)
         (44)           222           1,485              240              --          (10)           --           --
          --             --            (243)              --              --           --            --           --
          --             --              17               --              --          (53)           --           --
       2,234         (1,245)            364           (1,331)             --         (518)           --           --
 -----------  -------------    ------------     ------------     -----------   ----------  ------------  -----------
    (127,338)        26,585           6,229          (24,800)         49,018        2,799       (12,307)     (10,334)
 -----------  -------------    ------------     ------------     -----------   ----------  ------------  -----------

      (9,822)       (14,147)         (7,357)          44,496         (51,182)       1,014           377       (1,445)
      (4,155)          (184)           (866)              86              --           --            88           59
        (290)            15          (1,250)            (524)             --           --            --           --
          --             --             (15)              --              --           --            --           --
          --             --            (266)              --              --          546            --           --
       3,609           (339)           (385)             (85)             --         (107)           --           --
 -----------  -------------    ------------     ------------     -----------   ----------  ------------  -----------
     (10,658)       (14,655)        (10,139)          43,973         (51,182)       1,453           465       (1,386)
 -----------  -------------    ------------     ------------     -----------   ----------  ------------  -----------

    (137,996)        11,930          (3,910)          19,173          (2,164)       4,252       (11,842)     (11,720)
 -----------  -------------    ------------     ------------     -----------   ----------  ------------  -----------
 $  (127,563) $      68,117    $     11,382     $     19,053     $    29,955   $   25,633  $    (12,051) $   (11,028)
 ===========  =============    ============     ============     ===========   ==========  ============  ===========

See accompanying notes which are an integral part of the financial statements.

                        Frank Russell Investment Company Institutional Funds 131

Statement of Changes in Net Assets--For the Fiscal Years Ended October 31,

Amounts in thousands

                                                                                Equity I Fund                  Equity II Fund
                                                                             2002           2001            2002            2001
------------------------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets

Operations
   Net investment income (loss)                                          $    6,229     $    8,841       $   2,176       $    4,446
   Net realized gain (loss)                                                (100,308)      (144,726)        (36,809)         (24,284)
   Net change in unrealized appreciation (depreciation)                      (5,234)      (253,572)        (30,189)        (108,093)
                                                                         ----------     ----------       ---------       ----------
(Net increase decrease) in net assets from operations                       (99,313)      (389,457)        (64,822)        (127,931)
                                                                         ----------     ----------       ---------       ----------
Distributions
   From net investment income
      Class E                                                                  (159)          (166)            (73)             (71)
      Class I                                                                (5,948)        (7,450)         (2,653)          (1,840)
      Class Y                                                                  (574)          (772)           (468)            (127)
   From net realized gain
      Class E                                                                    --           (441)             --           (4,418)
      Class I                                                                    --        (14,269)             --          (95,456)
      Class Y                                                                    --           (503)             --           (6,240)
   Tax return of capital
      Class E                                                                   (61)            --              --               --
      Class I                                                                (2,294)            --              --               --
      Class Y                                                                  (221)            --              --               --
                                                                         ----------     ----------       ---------       ----------
Net decrease in net assets from distributions                                (9,257)       (23,601)         (3,194)        (108,152)
                                                                         ----------     ----------       ---------       ----------

Share Transactions
   Net increase (decrease) in net assets from share transactions           (216,535)      (133,041)        (35,628)         122,618
                                                                         ----------     ----------       ---------       ----------

Total Net Increase (Decrease) in Net Assets                                (325,105)      (546,099)       (103,644)        (113,465)

Net Assets
   Beginning of period                                                      990,629      1,536,728         741,241          854,706
                                                                         ----------     ----------       ---------       ----------

   End of period                                                         $  665,524     $  990,629       $ 637,597       $  741,241
                                                                         ==========     ==========       =========       ==========

   Undistributed net investment income included in net assets            $       --     $      451       $   2,176       $    3,192

See accompanying notes which are an integral part of the financial statements.

132 Frank Russell Investment Company Institutional Funds

         Equity III Fund                  Equity Q  Fund                    International                    Fixed Income I
                                                                                Fund                              Fund
      2002             2001           2002              2001            2002             2001             2002            2001
------------------------------------------------------------------------------------------------------------------------------------
   $     577       $    1,195    $    12,916       $    10,826     $    10,433      $    12,672      $    56,187     $    72,717
      (2,789)           2,347       (169,706)         (136,766)       (127,338)        (182,825)          26,585          39,554
      (6,418)         (18,523)      (104,583)         (256,009)        (10,658)        (142,682)         (14,655)         55,462
   ---------       ----------    -----------       -----------     -----------      -----------      -----------     -----------
      (8,630)         (14,981)      (261,373)         (381,949)       (127,563)        (312,835)          68,117         167,733
   ---------       ----------    -----------       -----------     -----------      -----------      -----------     -----------

         (25)             (42)          (149)             (120)            (29)              --           (1,294)         (1,978)
        (730)          (1,090)        (9,534)           (8,128)         (2,701)          (3,110)         (36,529)        (53,877)
          --               --         (5,436)           (1,964)         (1,846)            (271)         (23,324)        (19,721)

          --               --             --              (741)             --           (1,184)            (419)             --
          --               --             --           (40,296)             --          (49,927)         (10,093)             --
          --               --             --            (1,111)             --           (3,779)          (4,763)             --

          --               --             --                --              --               --               --              --
          --               --             --                --              --               --               --              --
          --               --             --                --              --               --               --              --
   ---------       ----------    -----------       -----------     -----------      -----------      -----------     -----------
        (755)          (1,132)       (15,119)          (52,360)         (4,576)         (58,271)         (76,422)        (75,576)
   ---------       ----------    -----------       -----------     -----------      -----------      -----------     -----------

     (20,621)         (40,070)       201,412           476,423           2,942          227,643         (127,047)        210,210
   ---------       ----------    -----------       -----------     -----------      -----------      -----------     -----------

     (30,006)         (56,183)       (75,080)           42,114        (129,197)        (143,463)        (135,352)        302,367


      79,549          135,732      1,461,667         1,419,553       1,064,908        1,208,371        1,382,633       1,080,266
   ---------       ----------    -----------       -----------     -----------      -----------      -----------     -----------

   $  49,543       $   79,549    $ 1,386,587       $ 1,461,667     $   935,711      $ 1,064,908      $ 1,247,281     $ 1,382,633
   =========       ==========    ===========       ===========     ===========      ===========      ===========     ===========

   $      --       $      107    $        --       $     2,030     $    13,543      $     3,861      $     1,120     $     5,142

  See accompanying notes which are an integral part of the financial statements.

                        Frank Russell Investment Company Institutional Funds 133

Statement of Changes in Net Assets--For the Fiscal Years Ended October 31,

Amounts in thousands

                                                                               Fixed Income III              Emerging Markets
                                                                                     Fund                          Fund
                                                                              2002           2001           2001           2001
--------------------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets

Operations
   Net investment income (loss)                                           $  15,292      $  27,198      $    (120)     $   1,402
   Net realized gain (loss)                                                   6,229         11,703        (24,800)       (65,687)
   Net change in unrealized appreciation (depreciation)                     (10,139)        16,849         43,973        (23,545)
                                                                          ---------      ---------      ---------      ---------
Net increase (decrease) in net assets from operations                        11,382         55,750         19,053        (87,830)
                                                                          ---------      ---------      ---------      ---------

Distributions
   From net investment income
     Class C                                                                     --             --             --             --
     Class E                                                                   (340)          (380)            --             --
     Class I                                                                (22,328)       (26,576)            --             --
     Class S                                                                     --             --           (663)            --
     Class Y                                                                     --         (1,401)            --             --
                                                                          ---------      ---------      ---------      ---------
Net decrease in net assets from distributions                               (22,668)       (28,357)          (663)            --
                                                                          ---------      ---------      ---------      ---------

Share Transactions
   Net increase (decrease) in net assets from share transactions           (114,730)       (71,785)       (25,977)         2,835
                                                                          ---------      ---------      ---------      ---------

Total Net Increase (Decrease) in Net Assets                                (126,016)       (44,392)        (7,587)       (84,995)

Net Assets
   Beginning of period                                                      438,478        482,870        282,822        367,817
                                                                          ---------      ---------      ---------      ---------

   End of period                                                          $ 312,462      $ 438,478      $ 275,235      $ 282,822
                                                                          =========      =========      =========      =========

   Undistributed net investment income included in net assets             $       9      $   6,924      $  (1,255)     $  (1,269)

See accompanying notes which are an integral part of the financial statements.

134 Frank Russell Investment Company Institutional Funds

             Real Estate                         Short Term                     Select Growth                 Select Value
          Securities Fund                        Bond Fund                          Fund                          Fund
        2002           2001                 2002           2001              2002           2001           2002          2001
-----------------------------------------------------------------------------------------------------------------------------------
$      32,119      $  35,025            $  21,381      $  23,629         $    (209)     $     (38)     $     692      $     506
       49,018         24,631                2,799          4,497           (12,307)       (17,155)       (10,334)        (4,890)
      (51,182)         4,162                1,453         14,142               465         (4,001)        (1,386)        (4,858)
-------------      ---------            ---------      ---------         ---------      ---------      ---------      ---------
       29,955         63,818               25,633         42,268           (12,051)       (21,194)       (11,028)        (9,242)
-------------      ---------            ---------      ---------         ---------      ---------      ---------      ---------

         (552)          (195)                (285)           (53)               --             --             (3)            (7)
         (658)          (503)                (774)          (771)               --             --            (28)          (216)
           --             --                   --             --                --             --           (380)            (2)
      (38,630)       (32,506)             (22,428)       (23,892)               --             --           (357)          (198)
           --             --                   --             --                --             --             --             --
-------------      ---------            ---------      ---------         ---------      ---------      ---------      ---------
      (39,840)       (33,204)             (23,487)       (24,716)               --             --           (768)          (423)
-------------      ---------            ---------      ---------         ---------      ---------      ---------      ---------

        9,978        (88,217)             210,928        (30,475)            9,899         70,041         18,876         74,935
-------------      ---------            ---------      ---------         ---------      ---------      ---------      ---------

           93        (57,603)             213,074        (12,923)           (2,152)        48,847          7,080         65,270

      624,413        682,016              420,531        433,454            48,847             --         65,270             --
-------------      ---------            ---------      ---------         ---------      ---------      ---------      ---------

$     624,506      $ 624,413            $ 633,605      $ 420,531         $  46,695      $  48,847      $  72,350      $  65,270
=============      =========            =========      =========         =========      =========      =========      =========

$          --      $   1,254            $    (100)     $   2,021         $      --      $      --      $       7      $      83


  See accompanying notes which are an integral part of the financial statements.

                        Frank Russell Investment Company Institutional Funds 135

Financial Highlights--For the Fiscal Years Ended

For a Share Outstanding Throughout each Period.

                                                                $
                              $                 $          Net Realized       $                $                $           $
                       Net Asset Value,        Net             and       Total Income    Distributions    Distributions  Return
                          Beginning         Investment      Unrealized       From           from Net        from Net       of
                          of Period      Income (Loss)(a)   Gain (Loss)   Operations   Investment Income  Realized Gain  Capital
------------------------------------------------------------------------------------------------------------------------------------
Equity I Fund
Class E
October 31, 2002            25.25              .12            (3.69)        (3.57)           (.16)              --        (.06)
October 31, 2001            35.21              .15            (9.62)        (9.47)           (.13)            (.36)         --
October 31, 2000 (1)        37.51              .11            (1.64)        (1.53)           (.14)            (.63)         --
December 31, 1999 (6)       38.01              .13             3.11          3.24            (.12)           (3.62)         --
------------------------------------------------------------------------------------------------------------------------------------
Class I
October 31, 2002            25.23              .19            (3.70)        (3.51)           (.20)              --        (.08)
October 31, 2001            35.21              .22            (9.63)        (9.41)           (.21)            (.36)         --
October 31, 2000 (1)        37.46              .19            (1.63)        (1.44)           (.18)            (.63)         --
December 31, 1999           35.17              .27             6.18          6.45            (.28)           (3.88)         --
December 31, 1998           30.51              .27             7.10          7.37            (.27)           (2.44)         --
December 31, 1997           30.34              .34             8.89          9.23            (.34)           (8.72)         --
------------------------------------------------------------------------------------------------------------------------------------
Class Y
October 31, 2002            25.24              .20            (3.71)        (3.51)           (.22)              --        (.08)
October 31, 2001            35.21              .23            (9.61)        (9.38)           (.23)            (.36)         --
October 31, 2000 (7)        36.90              .14            (1.64)        (1.50)           (.19)              --          --
------------------------------------------------------------------------------------------------------------------------------------
Equity II Fund
Class E
October 31, 2002            28.24              .02            (2.65)        (2.63)           (.07)              --          --
October 31, 2001            38.33              .12            (5.36)        (5.24)           (.07)           (4.78)         --
October 31, 2000 (1)        35.71              .03             3.32          3.35            (.02)            (.71)         --
December 31, 1999 (6)       31.37              .02             5.99          6.01            (.01)           (1.66)         --
------------------------------------------------------------------------------------------------------------------------------------
Class I
October 31, 2002            28.29              .08            (2.65)        (2.57)           (.13)              --          --
October 31, 2001            38.35              .18            (5.37)        (5.19)           (.09)           (4.78)         --
October 31, 2000 (1)        35.71              .11             3.33          3.44            (.09)            (.71)         --
December 31, 1999           30.94              .10             6.68          6.78            (.10)           (1.91)         --
December 31, 1998           32.96              .09              .04           .13            (.10)           (2.05)         --
December 31, 1997           30.05              .11             8.11          8.22            (.11)           (5.20)         --
------------------------------------------------------------------------------------------------------------------------------------
Class Y
October 31, 2002            28.32              .12            (2.65)        (2.53)           (.18)              --          --
October 31, 2001            38.35              .20            (5.35)        (5.15)           (.10)           (4.78)         --
October 31, 2000 (7)        38.89              .11             (.55)         (.44)           (.10)              --          --
------------------------------------------------------------------------------------------------------------------------------------
Equity III Fund
Class E
October 31, 2002            22.38              .13            (3.71)        (3.58)           (.19)              --          --
October 31, 2001            26.32              .21            (3.96)        (3.75)           (.19)              --          --
October 31, 2000 (1)        26.18              .20              .15           .35            (.21)              --          --
December 31, 1999 (6)       30.27              .21            (2.12)        (1.91)           (.25)           (1.93)         --
------------------------------------------------------------------------------------------------------------------------------------
Class I
October 31, 2002            22.38              .19            (3.72)        (3.53)           (.25)              --          --
October 31, 2001            26.33              .27            (3.96)        (3.69)           (.26)              --          --
October 31, 2000 (1)        26.18              .25              .15           .40            (.25)              --          --
December 31, 1999           29.12              .40             (.41)         (.01)           (.40)           (2.53)         --
December 31, 1998           29.80              .47             2.75          3.22            (.47)           (3.43)         --
December 31, 1997           29.68              .60             8.69          9.29            (.61)           (8.56)         --
------------------------------------------------------------------------------------------------------------------------------------

See accompanying notes which are an integral part of the financial statements.

136 Frank Russell Investment Company Institutional Funds

                                                                    %                   %                 %
                       $                          $        Ratio of Expenses   Ratio of Expenses    Ratio of Net
        $             Net           %        Net Assets,       to Average          to Average     Investment Income        %
      Total       Asset Value,    Total     End of Period      Net Assets,         Net Assets,       to Average        Portfolio
  Distributions  End of Period  Return (b)      (000)            Net (c)            Gross (c)       Net Assets (c)   Turnover Rate
------------------------------------------------------------------------------------------------------------------------------------
      (.22)          21.46       (14.26)         19,476            .98                 .98               .49             130.46
      (.49)          25.25       (27.13)         30,646            .92                 .92               .51             144.94
      (.77)          35.21        (4.02)         43,171            .96                 .96               .38             144.37
     (3.74)          37.51         8.97          49,284            .95                 .95               .57             111.56
------------------------------------------------------------------------------------------------------------------------------------

      (.28)          21.44       (14.04)        588,901            .74                 .74               .74             130.46
      (.57)          25.23       (26.98)        813,827            .71                 .71               .72             144.94
      (.81)          35.21        (3.80)      1,456,456            .69                 .69               .64             144.37
     (4.16)          37.46        18.98       1,632,783            .69                 .69               .72             111.56
     (2.71)          35.17        25.10       1,381,704            .70                 .70               .82             100.68
     (9.06)          30.51        32.02       1,136,373            .70                 .70               .96             110.75
------------------------------------------------------------------------------------------------------------------------------------

      (.30)          21.43       (13.96)         57,147            .64                 .64               .85             130.46
      (.59)          25.24       (26.93)        146,156            .62                 .62               .81             144.94
      (.19)          35.21        (4.03)         37,101            .62                 .67               .65             144.37
------------------------------------------------------------------------------------------------------------------------------------


      (.07)          25.54        (9.37)         25,874           1.12                1.12               .07             126.57
     (4.85)          28.24       (14.86)         29,647           1.08                1.09               .37             134.79
      (.73)          38.33         9.49          35,498           1.13                1.13               .10             137.51
     (1.67)          35.71        19.55          33,525           1.17                1.17               .09             111.89
------------------------------------------------------------------------------------------------------------------------------------

      (.13)          25.59        (9.17)        464,113            .92                 .92               .27             126.57
     (4.87)          28.29       (14.69)        584,718            .90                 .90               .55             134.79
      (.80)          38.35         9.73         769,096            .88                 .88               .35             137.51
     (2.01)          35.71        22.60         752,530            .92                 .92               .31             111.89
     (2.15)          30.94          .70         533,819            .91                 .91               .29             128.87
     (5.31)          32.96        28.66         482,159            .92                 .92               .35             103.00
------------------------------------------------------------------------------------------------------------------------------------

      (.18)          25.61        (9.07)        147,610            .79                 .79               .41             126.57
     (4.88)          28.32       (14.59)        126,876            .78                 .79               .65             134.79
      (.10)          38.35        (1.15)         50,112            .78                 .83               .51             137.51
------------------------------------------------------------------------------------------------------------------------------------


      (.19)          18.61       (16.11)          1,860           1.37                1.37               .60             109.87
      (.19)          22.38       (14.30)          3,971           1.18                1.18               .83             118.26
      (.21)          26.32         1.40           6,327           1.17                1.17               .97             108.39
     (2.18)          26.18        (6.13)          7,927           1.03                1.03              1.25             146.28
------------------------------------------------------------------------------------------------------------------------------------

      (.25)          18.60       (15.90)         47,683           1.12                1.12               .87             109.87
      (.26)          22.38       (14.09)         75,578            .93                 .93              1.08             118.26
      (.25)          26.33         1.59         129,405            .92                 .92              1.22             108.39
     (2.93)          26.18          .25         168,361            .79                 .79              1.39             146.28
     (3.90)          29.12        11.53         210,491            .74                 .74              1.54             135.53
     (9.17)          29.80        33.13         242,112            .78                 .78              1.77             128.86
------------------------------------------------------------------------------------------------------------------------------------

  See accompanying notes which are an integral part of the financial statements.

                        Frank Russell Investment Company Institutional Funds 137

Financial Highlights--For the Fiscal Years Ended

For a Share Outstanding Throughout each Period.

                                                                $
                              $                 $          Net Realized       $                $                $           $
                       Net Asset Value,        Net             and       Total Income    Distributions    Distributions  Return
                          Beginning         Investment      Unrealized       From           from Net        from Net       of
                          of Period      Income (Loss)(a)   Gain (Loss)   Operations   Investment Income  Realized Gain  Capital
------------------------------------------------------------------------------------------------------------------------------------
Equity Q Fund
Class E
October 31, 2002            29.75              .17            (4.81)        (4.64)           (.21)              --          --
October 31, 2001            40.70              .20            (9.75)        (9.55)           (.17)           (1.23)         --
October 31, 2000 (1)        41.58              .13             (.12)          .01            (.13)            (.76)         --
December 31, 1999 (6)       42.99              .14             4.35          4.49            (.24)           (5.66)         --
------------------------------------------------------------------------------------------------------------------------------------
Class I
October 31, 2002            29.75              .24            (4.82)        (4.58)           (.28)              --          --
October 31, 2001            40.69              .26            (9.72)        (9.46)           (.25)           (1.23)         --
October 31, 2000 (1)        41.55              .22             (.11)          .11            (.21)            (.76)         --
December 31, 1999           40.22              .34             8.03          8.37            (.38)           (6.66)         --
December 31, 1998           35.90              .32             8.53          8.85            (.32)           (4.21)         --
December 31, 1997           32.94              .44            10.01         10.45            (.44)           (7.05)         --
------------------------------------------------------------------------------------------------------------------------------------
Class Y
October 31, 2002            29.75              .27            (4.82)        (4.55)           (.31)              --          --
October 31, 2001            40.69              .28            (9.71)        (9.43)           (.28)           (1.23)         --
October 31, 2000 (8)        42.29              .16            (1.54)        (1.38)           (.22)              --          --
------------------------------------------------------------------------------------------------------------------------------------
International Fund
Class E
October 31, 2002            28.34              .16            (3.75)        (3.59)           (.04)              --          --
October 31, 2001            39.51              .28            (9.53)        (9.25)             --            (1.92)         --
October 31, 2000 (1)        46.68              .53            (6.26)        (5.73)             --            (1.44)         --
December 31, 1999 (6)       39.07              .24             9.73          9.97            (.38)           (1.98)         --
------------------------------------------------------------------------------------------------------------------------------------
Class I
October 31, 2002            28.38              .26            (3.78)        (3.52)           (.12)              --          --
October 31, 2001            39.60              .34            (9.52)        (9.18)           (.12)           (1.92)         --
October 31, 2000 (1)        46.67              .64            (6.27)        (5.63)             --            (1.44)         --
December 31, 1999           38.03              .43            10.93         11.36            (.48)           (2.24)         --
December 31, 1998           34.60              .52             4.10          4.62            (.59)            (.60)         --
December 31, 1997           37.39              .46             (.28)          .18            (.55)           (2.42)         --
------------------------------------------------------------------------------------------------------------------------------------
Class Y
October 31, 2002            28.42              .32            (3.83)        (3.51)           (.16)              --          --
October 31, 2001            39.62              .46            (9.60)        (9.14)           (.14)           (1.92)         --
October 31, 2000 (7)        46.09              .46            (6.93)        (6.47)             --               --          --
------------------------------------------------------------------------------------------------------------------------------------
Fixed Income I Fund
Class E
October 31, 2002            22.32              .87 (f)          .20 (f)      1.07            (.97)            (.27)         --
October 31, 2001            20.79             1.19             1.58          2.77           (1.24)              --          --
October 31, 2000 (1)        20.30             1.07              .40          1.47            (.98)              --          --
December 31, 1999 (6)       21.25              .74             (.81)         (.07)           (.88)              --          --
------------------------------------------------------------------------------------------------------------------------------------
Class I
October 31, 2002            22.32              .94 (f)          .19 (f)      1.13           (1.03)            (.27)         --
October 31, 2001            20.79             1.24             1.58          2.82           (1.29)              --          --
October 31, 2000 (1)        20.27             1.13              .39          1.52           (1.00)              --          --
December 31, 1999           21.76             1.28            (1.50)         (.22)          (1.25)            (.02)         --
December 31, 1998           21.51             1.32              .45          1.77           (1.31)            (.21)         --
December 31, 1997           20.99             1.37              .54          1.91           (1.39)              --          --
------------------------------------------------------------------------------------------------------------------------------------
Class Y
October 31, 2002            22.32              .95 (f)          .21 (f)      1.16           (1.05)            (.27)         --
October 31, 2001            20.79             1.23             1.61          2.84           (1.31)              --          --
October 31, 2000 (7)        20.61              .81              .37          1.18           (1.00)              --          --
------------------------------------------------------------------------------------------------------------------------------------

See accompanying notes which are an integral part of the financial statements.

138 Frank Russell Investment Company Institutional Funds

                                                                    %                  %                 %
                        $                         $         Ratio of Expenses  Ratio of Expenses    Ratio of Net
      $                Net           %       Net Assets,       to Average          to Average     Investment Income         %
    Total          Asset Value,    Total    End of Period      Net Assets,         Net Assets,       to Average         Portfolio
Distributions     End of Period   Return(b)     (000)             Net(c)            Gross(c)        Net Assets(c)     Turnover Rate
====================================================================================================================================
    (.21)             24.90        (15.70)      17,503             .94                .94               .58               71.16
   (1.40)             29.75        (23.98)      21,979             .89                .89               .58               79.24
    (.89)             40.70           .17       25,205             .95                .96               .39               59.91
   (5.90)             41.58         11.01       30,746             .94                .94               .55               90.16
------------------------------------------------------------------------------------------------------------------------------------

    (.28)             24.89        (15.50)     854,495             .70                .70               .82               71.16
   (1.48)             29.75        (23.82)     983,176             .70                .70               .77               79.24
    (.97)             40.69           .40    1,355,536             .68                .68               .66               59.91
   (7.04)             41.55         21.96    1,363,336             .69                .69               .80               90.16
   (4.53)             40.22         25.98    1,175,900             .69                .69               .85               74.56
   (7.49)             35.90         33.07      987,760             .68                .68              1.17               94.89
------------------------------------------------------------------------------------------------------------------------------------

    (.31)             24.89        (15.41)     514,589             .60                .60               .93               71.16
   (1.51)             29.75        (23.74)     456,512             .61                .61               .86               79.24
    (.22)             40.69         (3.21)      38,812             .61                .66               .68               59.91
------------------------------------------------------------------------------------------------------------------------------------

    (.04)             24.71        (12.68)      11,965            1.31               1.32               .57               87.84
   (1.92)             28.34        (24.54)      19,449            1.26               1.26               .82              111.84
   (1.44)             39.51        (12.59)      25,984            1.28               1.28              1.50              105.17
   (2.36)             46.68         25.87       30,541            1.27               1.27               .92              118.99
------------------------------------------------------------------------------------------------------------------------------------

    (.12)             24.74        (12.46)     527,791            1.07               1.07               .92               87.84
   (2.04)             28.38        (24.37)     658,920            1.06               1.06              1.00              111.84
   (1.44)             39.60        (12.38)   1,104,284            1.00               1.00              1.76              105.17
   (2.72)             46.67         30.46    1,263,676            1.00               1.00              1.07              118.99
   (1.19)             38.03         13.52    1,013,679             .98                .98              1.38               64.47
   (2.97)             34.60           .58      972,735            1.00               1.00              1.14               79.45
------------------------------------------------------------------------------------------------------------------------------------

    (.16)             24.75        (12.42)     395,955             .97                .97              1.12               87.84
   (2.06)             28.42        (24.26)     386,538             .96                .96              1.40              111.84
       -              39.62        (14.04)      78,103             .91                .94              1.85              105.17
------------------------------------------------------------------------------------------------------------------------------------

   (1.24)             22.15          5.10       27,576             .64                .66              4.05 (f)          165.28
   (1.24)             22.32         13.72       35,123             .61                .61              5.51              188.97
    (.98)             20.79          7.36       33,322             .67                .68              6.31              117.94
    (.88)             20.30          (.32)      35,950             .66                .66              5.79              138.69
------------------------------------------------------------------------------------------------------------------------------------

   (1.30)             22.15          5.38      713,210             .38                .38              4.29 (f)          165.28
   (1.29)             22.32         13.98      827,324             .39                .39              5.75              188.97
   (1.00)             20.79          7.63      902,895             .40                .40              6.59              117.94
   (1.27)             20.27         (1.04)   1,051,362             .39                .39              6.05              138.69
   (1.52)             21.76          8.37      978,491             .39                .39              6.03              226.70
   (1.39)             21.51          9.42      798,252             .42                .42              6.54              165.81
------------------------------------------------------------------------------------------------------------------------------------

   (1.32)             22.16          5.50      506,495             .31                .31              4.31 (f)          165.28
   (1.31)             22.32         14.07      520,186             .32                .32              5.62              188.97
   (1.00)             20.79          5.89      144,049             .32                .34              6.63              117.94
------------------------------------------------------------------------------------------------------------------------------------

  See accompanying notes which are an integral part of the financial statements.

                        Frank Russell Investment Company Institutional Funds 139

Financial Highlights--For the Fiscal Years Ended

For a Share Outstanding Throughout each Period.

                                    $                $          Net Realized       $              $                $            $
                             Net Asset Value,       Net             and       Total Income  Distributions    Distributions   Return
                                Beginning        Investment      Unrealized       From         from Net        from Net        of
                                of period     Income (Loss)(a)   Gain (Loss)   Operations  Investment Income Realized Gain   Capital
====================================================================================================================================
Fixed Income III Fund
Class E
October 31, 2002                   10.37            .43 (f)       (.08) (f)        .35           (.61)             --            --
October 31, 2001                    9.77            .57            .61            1.18           (.58)             --            --
October 31, 2000 (1)                9.61            .51            .11             .62           (.46)             --            --
December 31, 1999 (6)              10.12            .35           (.43)           (.08)          (.43)             --            --
------------------------------------------------------------------------------------------------------------------------------------
Class I
October 31, 2002                   10.36            .45 (f)       (.09) (f)        .36           (.63)             --            --
October 31, 2001                    9.76            .59            .63            1.22           (.62)             --            --
October 31, 2000 (1)                9.59            .53            .11             .64           (.47)             --            --
December 31, 1999                  10.22            .59           (.62)           (.03)          (.60)             --            --
December 31, 1998                  10.42            .62            .08             .70           (.62)           (.28)           --
December 31, 1997                  10.17            .63            .32             .95           (.64)           (.06)           --
------------------------------------------------------------------------------------------------------------------------------------
Emerging Markets Fund
Class C
October 31, 2002                    6.89           (.09)           .42             .33             --              --            --
October 31, 2001                    9.15           (.04)         (2.22)          (2.26)            --              --            --
October 31, 2000 (1)               12.47           (.10)         (3.20)          (3.30)          (.02)             --            --
December 31, 1999 (3)               8.07           (.12)          4.57            4.45           (.05)             --            --
------------------------------------------------------------------------------------------------------------------------------------
Class E
October 31, 2002                    7.01           (.02)           .42             .40             --              --            --
October 31, 2001                    9.24            .02          (2.25)          (2.23)            --              --            --
October 31, 2000 (1)               12.51           (.03)         (3.20)          (3.23)          (.04)             --            --
December 31, 1999                   8.48           (.04)          4.14            4.10           (.07)             --            --
December 31, 1998 (2)               7.37           (.02)          1.13            1.11             --              --            --
------------------------------------------------------------------------------------------------------------------------------------
Class S
October 31, 2002                    7.05             -- (e)        .40             .40           (.02)             --            --
October 31, 2001                    9.25            .04          (2.24)          (2.20)            --              --            --
October 31, 2000 (1)               12.52             -- (e)      (3.21)          (3.21)          (.06)             --            --
December 31, 1999                   8.48            .03           4.10            4.13           (.09)             --            --
December 31, 1998                  11.79            .12          (3.35)          (3.23)          (.08)             --            --
December 31, 1997                  12.35            .14           (.56)           (.42)          (.14)             --            --
------------------------------------------------------------------------------------------------------------------------------------
Real Estate Securities Fund
Class C
October 31, 2002                   26.97           1.07           (.01)           1.06          (1.51)             --            --
October 31, 2001                   25.93           1.16           1.02            2.18          (1.14)             --            --
October 31, 2000 (1)               22.69            .84           3.11            3.95           (.71)             --            --
December 31, 1999 (3)              24.13           1.08          (1.06)            .02          (1.46)             --            --
------------------------------------------------------------------------------------------------------------------------------------
Class E
October 31, 2002                   27.14           1.32           (.06)           1.26          (1.68)             --            --
October 31, 2001                   26.07           1.38           1.03            2.41          (1.34)             --            --
October 31, 2000 (1)               22.76            .98           3.14            4.12           (.81)             --            --
December 31, 1999                  24.27           1.28          (1.24)            .04          (1.55)             --            --
December 31, 1998                  31.02           1.26          (6.12)          (4.86)         (1.43)           (.46)           --
December 31, 1997                  29.18           1.14           3.95            5.09          (1.04)          (2.21)           --
------------------------------------------------------------------------------------------------------------------------------------
Class S
October 31, 2002                   27.31           1.41           (.06)           1.35          (1.77)             --            --
October 31, 2001                   26.22           1.46           1.03            2.49          (1.40)             --            --
October 31, 2000 (1)               22.86           1.04           3.15            4.19           (.83)             --            --
December 31, 1999                  24.44           1.30          (1.20)            .10          (1.68)             --            --
December 31, 1998                  30.86           1.34          (6.13)          (4.79)         (1.17)           (.46)           --
December 31, 1997                  29.19           1.36           3.93            5.29          (1.41)          (2.21)           --
------------------------------------------------------------------------------------------------------------------------------------

See accompanying notes which are an integral part of the financial statements.

140 Frank Russell Investment Company Institutional Funds

                                                                                                            %
                                                                       %                  %            Ratio of Net
                           $                           $       Ratio of Expenses  Ratio of Expenses     Investment
          $               Net            %        Net Assets,     to Average         to Average           Income             %
        Total         Asset Value,     Total     End of Period    Net Assets,        Net Assets,        to Average       Portfolio
    Distributions    End of Period   Return (b)     (000)           Net (c)          Gross (c)        Net Assets (c)   Turnover Rate
------------------------------------------------------------------------------------------------------------------------------------
        (.61)           10.11           3.61        5,912             .97               .98                 4.29 (f)     231.09
        (.58)           10.37          12.47        6,037             .93               .94                 5.66         165.41
        (.46)            9.77           6.55        5,362             .99              1.15                 6.37         108.08
        (.43)            9.61           (.83)       2,367             .94               .94                 5.63         131.38
------------------------------------------------------------------------------------------------------------------------------------

        (.63)           10.09           3.84      306,550             .76               .76                 4.50 (f)     231.09
        (.62)           10.36          12.76      408,341             .72               .72                 5.87         165.41
        (.47)            9.76           6.75      456,160             .73               .74                 6.58         108.08
        (.60)            9.59           (.29)     467,268             .69               .69                 5.91         131.38
        (.90)           10.22           6.80      462,190             .67               .67                 5.91         342.49
        (.70)           10.42           9.64      382,433             .70               .70                 6.13         274.84
------------------------------------------------------------------------------------------------------------------------------------


          --             7.22           4.94        5,194            3.12              3.12                (1.08)         90.21
          --             6.89         (24.70)       2,377            3.08              3.09                 (.55)         83.74
        (.02)            9.15         (26.51)       2,228            2.91              2.92                (1.02)         73.11
        (.05)           12.47          55.43        1,631            2.91              2.91                (1.23)         94.85
------------------------------------------------------------------------------------------------------------------------------------

          --             7.41           5.71        6,478            2.38              2.38                 (.29)         90.21
          --             7.01         (24.13)       6,959            2.33              2.33                  .21          83.74
        (.04)            9.24         (25.90)       6,388            2.16              2.17                 (.30)         73.11
        (.07)           12.51          48.71        6,314            2.17              2.17                 (.40)         94.85
          --             8.48          15.06           39              -- (d)            -- (d)               -- (d)      59.35
------------------------------------------------------------------------------------------------------------------------------------

        (.02)            7.43           5.91      263,563            2.14              2.14                 (.02)         90.21
          --             7.05         (23.89)     273,486            2.09              2.09                  .44          83.74
        (.06)            9.25         (25.79)     359,201            1.91              1.92                 (.02)         73.11
        (.09)           12.52          49.03      430,794            1.91              1.91                  .26          94.85
        (.08)            8.48         (27.57)     294,349            1.75              1.75                 1.20          59.35
        (.14)           11.79          (3.45)     333,052            1.64              1.64                  .87          50.60
------------------------------------------------------------------------------------------------------------------------------------


       (1.51)           26.52           3.56       15,712            2.19              2.59                 3.74          67.70
       (1.14)           26.97           8.41        5,718            2.17              2.17                 4.20          44.50
        (.71)           25.93          17.54        3,393            2.16              2.16                 4.06          53.30
       (1.46)           22.69            .19        1,771            2.14              2.14                 5.12          42.69
------------------------------------------------------------------------------------------------------------------------------------

       (1.68)           26.72           4.27       10,661            1.46              1.82                 4.54          67.70
       (1.34)           27.14           9.23       11,415            1.42              1.42                 4.96          44.50
        (.81)           26.07          18.24        9,094            1.41              1.41                 4.78          53.30
       (1.55)           22.76            .30        7,134            1.39              1.39                 5.42          42.69
       (1.89)           24.27         (16.25)         843            1.47              1.47                 4.90          42.58
       (3.25)           31.02          18.20          388            1.71              1.71                 3.94          49.40
 -----------------------------------------------------------------------------------------------------------------------------------

       (1.77)           26.89           4.55      598,133            1.19              1.19                 4.82          67.70
       (1.40)           27.31           9.48      607,280            1.17              1.18                 5.19          44.50
        (.83)           26.22          18.53      669,529            1.16              1.16                 5.00          53.30
       (1.68)           22.86            .55      589,300            1.14              1.14                 5.41          42.69
       (1.63)           24.44         (15.94)     576,326            1.05              1.05                 4.93          42.58
       (3.62)           30.86          18.99      615,483            1.02              1.02                 4.57          49.40
------------------------------------------------------------------------------------------------------------------------------------

  See accompanying notes which are an integral part of the financial statements.

                        Frank Russell Investment Company Institutional Funds 141

Financial Highlights-- For the Fiscal Years Ended

For a Share Outstanding Throughout each Period.

                                                                 $
                                $                $          Net Realized        $              $                   $           $
                        Net Asset Value,        Net             and        Total Income  Distributions       Distributions   Return
                          Beginning          Investment      Unrealized       From          from Net           from Net        of
                          of Period       Income (Loss) (a)  Gain (Loss)   Operations   Investment Income    Realized Gain   Capital
------------------------------------------------------------------------------------------------------------------------------------
Short Term Bond Fund
Class C
October 31, 2002            19.01              .56               .13           .69            (.72)               --            --
October 31, 2001            18.23              .85               .89          1.74            (.96)               --            --
October 31, 2000 (1)        18.13              .79               .04           .83            (.73)               --            --
December 31, 1999 (5)       18.36              .68              (.31)          .37            (.60)               --            --
------------------------------------------------------------------------------------------------------------------------------------
Class E
October 31, 2002            19.02              .77               .06           .83            (.81)               --            --
October 31, 2001            18.24             1.02               .85          1.87            1.09)               --            --
October 31, 2000 (1)        18.08              .88               .07           .95            (.79)               --            --
December 31, 1999 (4)       18.51              .80              (.34)          .46            (.89)               --            --
------------------------------------------------------------------------------------------------------------------------------------
Class S
October 31, 2002            18.99              .80               .08           .88            (.86)               --            --
October 31, 2001            18.22             1.07               .83          1.90            1.13)               --            --
October 31, 2000 (1)        18.03              .91               .09          1.00            (.81)               --            --
December 31, 1999           18.46              .90              (.36)          .54            (.97)               --            --
December 31, 1998           18.35              .99               .11          1.10            (.99)               --            --
December 31, 1997           18.36             1.08                --          1.08            1.09)               --            --
------------------------------------------------------------------------------------------------------------------------------------
Select Growth Fund
Class C
October 31, 2002             6.65             (.10)            (1.32)        (1.42)             --                --            --
October 31, 2001 (9)        10.00             (.08)            (3.27)        (3.35)             --                --            --
------------------------------------------------------------------------------------------------------------------------------------
Class E
October 31, 2002             6.68             (.04)            (1.33)        (1.37)             --                --            --
October 31, 2001 (9)        10.00             (.02)            (3.30)        (3.32)             --                --            --
------------------------------------------------------------------------------------------------------------------------------------
Class I
October 31, 2002             6.71             (.02)            (1.34)        (1.36)             --                --            --
October 31, 2001 (9)        10.00               -- (e)         (3.29)        (3.29)             --                --            --
------------------------------------------------------------------------------------------------------------------------------------
Class S
October 31, 2002             6.71             (.02)            (1.35)        (1.37)             --                --            --
October 31, 2001 (9)        10.00               -- (e)         (3.29)        (3.29)             --                --            --
------------------------------------------------------------------------------------------------------------------------------------
Select Value Fund
Class C
October 31, 2002             8.51             (.02)            (1.07)        (1.09)           (.01)               --            --
October 31, 2001 (9)        10.00               -- (e)         (1.48)        (1.48)           (.01)               --            --
------------------------------------------------------------------------------------------------------------------------------------
Class E
October 31, 2002             8.53              .06             (1.07)        (1.01)           (.06)               --            --
October 31, 2001 (9)        10.00              .05             (1.48)        (1.43)           (.04)               --            --
------------------------------------------------------------------------------------------------------------------------------------
Class I
October 31, 2002             8.54              .08             (1.07)         (.99)           (.09)               --            --
October 31, 2001 (9)        10.00              .09             (1.48)        (1.39)           (.07)               --            --
------------------------------------------------------------------------------------------------------------------------------------
Class S
October 31, 2002             8.53              .07             (1.07)        (1.00)           (.08)               --            --
October 31, 2001 (9)        10.00              .08             (1.48)        (1.40)           (.07)               --            --
------------------------------------------------------------------------------------------------------------------------------------

See accompanying notes which are an integral part of the financial statements.

142 Frank Russell Investment Company Institutional Funds

                                                                     %                  %                   %
                        $                           $        Ratio of Expenses  Ratio of Expenses      Ratio of Net
        $              Net            %         Net Assets,       to Average        to Average      Investment Income         %
      Total        Asset Value,     Total      End of Period      Net Assets,       Net Assets,        to Average         Portfolio
  Distributions   End of Period   Return (b)      (000)            Net (c)          Gross (c)         Net Assets (c)   Turnover Rate
------------------------------------------------------------------------------------------------------------------------------------
     (.72)           18.98          3.73         16,294            1.52              1.70                 3.08            163.86
     (.96)           19.01          9.77          1,709            1.52              1.66                 4.72            260.94
     (.73)           18.23          4.67            672            1.64              1.66                 5.01             92.31
     (.60)           18.13          2.02            801            1.72              1.72                 4.41            177.08
------------------------------------------------------------------------------------------------------------------------------------

     (.81)           19.04          4.53         17,516             .77               .96                 4.04            163.86
    (1.09)           19.02         10.54         17,685             .77               .91                 5.48            260.94
     (.79)           18.24          5.36          9,898             .89               .91                 5.77             92.31
     (.89)           18.08          2.53          8,693             .97               .97                 5.05            177.08
------------------------------------------------------------------------------------------------------------------------------------

     (.86)           19.01          4.81        599,795             .52               .71                 4.26            163.86
    (1.13)           18.99         10.76        401,137             .52               .67                 5.76            260.94
     (.81)           18.22          5.64        422,884             .64               .66                 6.00             92.31
     (.97)           18.03          3.03        447,590             .74               .74                 5.22            177.08
     (.99)           18.46          6.09        260,539             .66               .66                 5.37            129.85
    (1.09)           18.35          6.02        229,470             .66               .66                 5.70            213.14
------------------------------------------------------------------------------------------------------------------------------------



       --             5.23        (21.35)         1,341            2.11              2.82                (1.53)           212.37
       --             6.65        (33.50)         1,017            2.17              2.97                (1.32)           169.36
------------------------------------------------------------------------------------------------------------------------------------

       --             5.31        (20.51)         2,814            1.16              1.87                 (.58)           212.37
       --             6.68        (33.20)         2,714            1.29              2.05                 (.45)           169.36
------------------------------------------------------------------------------------------------------------------------------------

       --             5.35        (20.27)        18,150             .89              1.65                 (.31)           212.37
       --             6.71        (32.90)        21,044             .89              1.75                 (.03)           169.36
------------------------------------------------------------------------------------------------------------------------------------

       --             5.34        (20.42)        24,390             .97              1.68                 (.39)           212.37
       --             6.71        (32.90)        24,072             .94              1.74                 (.09)           169.36
------------------------------------------------------------------------------------------------------------------------------------



     (.01)            7.41        (12.82)         2,061            2.00              2.40                 (.27)            92.95
     (.01)            8.51        (14.76)         1,844            2.00              2.64                  .00             71.75
------------------------------------------------------------------------------------------------------------------------------------

     (.06)            7.46        (11.86)         3,314            1.04              1.43                  .70             92.95
     (.04)            8.53        (14.33)         3,155            1.25              1.85                  .76             71.75
------------------------------------------------------------------------------------------------------------------------------------

     (.09)            7.46        (11.72)        35,169             .79              1.22                  .95             92.95
     (.07)            8.54        (13.92)        28,983             .79              1.48                 1.25             71.75
------------------------------------------------------------------------------------------------------------------------------------

     (.08)            7.45        (11.78)        31,806             .87              1.27                  .86             92.95
     (.07)            8.53        (14.04)        31,288             .86              1.50                 1.18             71.75
------------------------------------------------------------------------------------------------------------------------------------

  See accompanying notes which are an integral part of the financial statements.

                        Frank Russell Investment Company Institutional Funds 143

Footnotes to Financial Highlights--October 31, 2002



-------------------------------------------------------------------------------
(1)  For the ten months ended October 31, 2000.
(2)  For the period September 22, 1998 (commencement of sale) to December 31,
     1998.
(3)  For the period January 27, 1999 (commencement of sale) to December 31,
     1999.
(4)  For the period February 18, 1999 (commencement of sale) to December 31,
     1999.
(5)  For the period March 3, 1999 (commencement of sale) to December 31, 1999.
(6)  For the period May 14, 1999 (commencement of sale) to December 31, 1999.
(7)  For the period March 29, 2000 (commencement of sale) to October 31,
     2000.
(8)  For the period March 30, 2000 (commencement of sale) to October 31, 2000.
(9) For the period January 31, 2001 (commencement of operations) to October 31, 2001.
(a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.
(b)  Periods less than one year are not annualized.
(c)  The ratios for periods less than one year are annualized.
(d) The ratio for the period ended December 31, 1998 is not meaningful due to the Class's short period of operation.
(e)  Less than $.01 per share.
(f) As discussed in Note 2 "Revised AICPA Audit and Accounting Guide," the Funds adopted certain accounting principles that created a reclass between net investment income and net realized and unrealized gain (loss). As a result, the amounts reflected in the Financial Highlights table have been increased (decreased) as follows:

                                                                              $                               %
                                                       $                Net Realized                     Ratio of
                                                Net Investment               and                   Net Investment Income
                                                Income (Loss)       Unrealized Gain (Loss)         to Average Net Assets
     ------------------------------------------------------------------------------------------------------------------------
     Fixed Income I Fund                           (.01)                     .01                          (0.04)
     Fixed Income III Fund                         (.03)                     .03                          (0.29)

See accompanying notes which are an integral part of the financial statements.

144 Frank Russell Investment Company Institutional Funds

Frank Russell Investment Company
Institutional Funds

Notes to Statement of Net Assets--October 31, 2002

--------------------------------------------------------------------------------
Footnotes:

(AE) Nonincome-producing security.
(o)  Real Estate Investment Trust (REIT).
(s) Held as collateral in connection with futures contracts purchased (sold), options written, or swaps entered into by the Fund.
(y)  Rate noted is yield-to-maturity from date of acquisition.
(c)  At amortized cost, which approximates market.
(E) Adjustable or floating rate security. Rate shown reflects rate in effect at period end.
(o)  Forward commitment.
(p)  Perpetual floating rate security.
(u)  Bond is insured by a guarantor.
(ae) Pre-refunded: These bonds are collateralized by US Treasury securities, which are held in escrow by a trustee and used to pay principal and interest in the tax-exempt issue and to retire the bonds in full at the earliest refunding date. The rate noted is for descriptive purposes; effective yield may vary.
(0)  In default.
(a) Currency totaling $300,000 were held as collateral in connection with futures contracts purchased (sold).
(*) All securities with a maturity date greater than thirteen months have a demand feature or an optional or mandatory put, or are pre-refunded, resulting in an effective maturity of thirteen months or less. Additionally, all daily and weekly demand securities are backed by direct payment letters of credit.
(C)  At net asset value.

Abbreviations:

ADR - American Depositary Receipt
GDR - Global Depositary Receipt
ADS - American Depositary Share
CMO - Collateralized Mortgage Obligation
CVO - Contingent Value Obligation
144A - Represents private placement security for qualified buyers according to rule 144A of the Securities Act of 1933.
GDS - Global Depositary Share
LIBOR - London Interbank Offered Rate
PIK - Payment in Kind
FDIC - Federal Deposit Insurance Company
REMIC - Real Estate Mortgage Investment Conduit
STRIP - Separate Trading of Registered Interest and Principal of Securities TBA - To Be Announced Security

Foreign Currency Abbreviations:

   ARS - Argentine peso                GBP - British pound sterling          PHP - Philippine peso
   AUD - Australian dollar             HKD - Hong Kong dollar                PLN - Polish zloty
   BRL - Brazilian real                HUF - Hungarian forint                RUB - Russian ruble
   CAD - Canadian dollar               IDR - Indonesian rupiah               SEK - Swedish krona
   CHF - Swiss franc                   ILS - Israeli shekel                  SGD - Singapore dollar
   CLP - Chilean peso                  INR - Indian rupee                    SKK - Slovakian koruna
   CNY - Chinese renminbi yuan         ITL - Italian lira                    THB - Thai baht
   COP - Columbian peso                JPY - Japanese yen                    TRL - Turkish lira
   CRC - Costa Rica colon              KES - Kenyan schilling                USD - United States dollar
   CZK - Czech koruna                  KRW - South Korean won                VEB - Venezuelan bolivar
   DKK - Danish krone                  MXN - Mexican peso                    VND - Vietnam dong
   EGP - Egyptian pound                MYR - Malaysian kinggit               ZAR - South African rand
   EUR - Euro                          PEN - Peruvian nouveau sol

                                            Notes to Statement of Net Assets 145

Frank Russell Investment Company
Institutional Funds

Notes to Financial Statements--October 31, 2002

--------------------------------------------------------------------------------
1.   Organization

     Frank Russell Investment Company (the "Investment Company") is a series mutual fund with 31 different investment portfolios referred to as "Funds." These financial statements report on twelve Funds, each of which has distinct investment objectives and strategies. The Investment Company is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. It is organized and operates as a Massachusetts business trust under an amended master trust agreement dated July 26, 1984. The Investment Company's master trust agreement permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest at a $.01 par value.

2.   Significant Accounting Policies

     The Funds' financial statements are prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") which require the use of management estimates. The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of these financial statements.

     Security valuation

     United States equity and fixed-income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sale, at the closing bid price, on the primary exchange on which the security is traded. United States over-the-counter equity and fixed-income securities and options are valued on the basis of the closing bid price. Futures contracts are valued on the basis of the last sale price. Many fixed-income securities do not trade each day and, thus, last sale or bid prices are frequently not available. Fixed-income securities, therefore, may be valued using prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. The value of swap agreements are equal to the Funds' obligation (or rights) under swap contracts which will generally be equal to the net amounts to be paid or received under the contracts based upon the relative values of the positions held by each party to the contracts.

     International equity and fixed-income securities traded on a national securities exchange are valued on the basis of the last sale price. International securities traded over the counter are valued on the basis of the mean of bid prices. In the absence of a last sale or mean bid price, respectively, such securities may be valued on the basis of prices provided by a pricing service if those prices are believed to reflect the fair market value of such securities.

     Short-term investments purchased by the Funds and maturing within 60 days are valued at "amortized cost" unless the Board of Trustees determines that amortized cost does not represent fair value.

     The Funds may value certain securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board of Trustees.

     Investment transactions

     Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the basis of specific identified cost incurred by each money manager within a particular Fund.

     Investment income

     Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. All premiums and discounts, including original issue discounts, are amortized/accreted for using the interest method.

     Revised AICPA Audit and Accounting Guide:

     In November 2000, a revised AICPA Audit and Accounting Guide, Audits of Investment Companies, was issued, and is effective for fiscal years beginning after December 15, 2000. The revised Guide requires the Funds to record all paydown gains and losses as part of investment income and amortize premium and discount on all fixed-income securities. Such amortization is included in net investment income. Prior to November 1, 2001, paydown gains and losses and premiums and discounts of certain fixed-income securities were included in realized gains and losses. Adopting these principles did not impact the net assets or the distributions of the Funds. The cumulative effect of this accounting change resulted in an increase (decrease) in the recorded cost of investments and a corresponding increase (decrease) in net unrealized appreciation for the following Funds:

                                           Cost of Investments
                                            Increase/(Decrease)
     ----------------------------------------------------------
     Fixed Income I Fund                        $   (1,126,343)
     Fixed Income III Fund                             117,995
     Short Term Bond Fund                             (242,852)

146 Notes to Financial Statements

Frank Russell Investment Company
Institutional Funds

Notes to Financial Statements, continued--October 31, 2002

--------------------------------------------------------------------------------
  The effect of the changes described above for the fiscal year ended October 31, 2002 was to increase (decrease) net investment income, increase
  (decrease) net unrealized gains/losses and increase (decrease) net realized gains/losses as follows:

                                                              Increase (Decrease)      Increase (Decrease)
                                    Increase (Decrease)          Net Unrealized            Net Realized
                                   Net Investment Income          Gains/Losses             Gains/Losses
  --------------------------------------------------------------------------------------------------------
  Fixed Income I Fund              $            (472,337)   $            (75,587)    $             547,924
  Fixed Income III Fund                       (1,018,996)                116,695                   902,301
  Short Term Bond Fund                           (95,108)               (238,282)                  333,390

  The statement of changes in net assets and the financial highlights for prior periods have not been restated to reflect this change in accounting policy.

  Federal income taxes

  As a Massachusetts business trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Fund's shareholders without regard to the income and capital gains (or losses) of the other Funds.

  It is each Fund's intention to qualify as a regulated investment company and distribute all of its taxable income and capital gains. Therefore, no federal income or excise tax provision was required for the Funds.

  Dividends and distributions to shareholders

  For all Funds, income dividends and capital gain distributions, if any, are recorded on the ex-dividend date. Dividends are generally declared and paid quarterly for the equity Funds, annually for the International Fund, and monthly for the fixed income Funds. Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Funds to avoid imposition of federal income and excise tax on any remaining undistributed capital gains and net investment income.

  The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from GAAP. As a result, net investment income and net realized gain (or loss) on investment and foreign currency-related transactions for a reporting period may differ significantly from distributions during such period. The differences between tax regulations and GAAP primarily relate to investments in options, futures, forward contracts, passive foreign investment companies, foreign-denominated investments, mortgage-backed securities, certain securities sold at a loss and by recording gains and losses from securities transactions on the basis of specific identified cost incurred by each money manager for financial reporting purposes and on the basis of specific identified cost incurred by each Fund for tax purposes.

  Expenses

  The Funds, and when appropriate each Class, will pay their own expenses other than those expressly assumed by Frank Russell Investment Management Company ("FRIMCo" or "Advisor"). Most expenses can be directly attributed to the individual Funds. Expenses which cannot be directly attributed to a specific Fund or Class are allocated among all Funds and/or Classes principally based on their relative net assets.

  Foreign currency translations

  The books and records of the Funds are maintained in US dollars. Foreign currency amounts and transactions of the Funds are translated into US dollars on the following basis:

  (a) Market value of investment securities, other assets and liabilities at the closing rate of exchange on the valuation date.

  (b) Purchases and sales of investment securities and income at the closing rate of exchange prevailing on the respective trade dates of such transactions.

  Reported net realized gains or losses from foreign currency-related transactions arise from: sales and maturities of short-term securities; sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds' books and the US dollar equivalent of the amounts actually received or paid. Net unrealized gains or losses from foreign currency-related transactions arise from changes in the value of assets and liabilities, other than investments in securities, at year-end, as a result of changes in the exchange rates.

                                               Notes to Financial Statements 147

Frank Russell Investment Company
Institutional Funds

Notes to Financial Statements, continued--October 31, 2002

--------------------------------------------------------------------------------
   The Funds do not isolate that portion of the results of operations of the Funds that arises as a result of changes in exchange rates from that portion that arises from changes in market prices of investments during the year. Such fluctuations are included with the net realized and unrealized gain or loss from investments. However, for federal income tax purposes the Funds do isolate the effects of changes in foreign exchange rates from the fluctuations arising from changes in market prices for realized gain (or loss) on debt obligations.

   Derivatives

   To the extent permitted by the investment objectives, restrictions and policies set forth in the Funds' Prospectus and Statement of Additional Information, the Funds may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. They include options, futures, swaps, forwards, structured notes and stripped securities. These instruments offer unique characteristics and risks that assist the Funds in meeting their investment strategies.

   The Funds typically use derivatives in three ways: cash equitization, hedging, and return enhancement. Cash equitization is a technique that may be used by certain Funds through the use of options and futures to earn "market-like" returns with their excess and liquidity reserve cash balances. Hedging is used by some Funds to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in a Fund. By purchasing certain instruments, Funds may more effectively achieve the desired portfolio characteristics that assist them in meeting their investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk and counterparty or credit risk.

   Foreign currency exchange contracts

   In connection with portfolio purchases and sales of securities denominated in a foreign currency, certain Funds may enter into foreign currency exchange spot contracts and forward foreign currency exchange contracts ("contracts"). The International Fund may enter into foreign currency forward overlays on liquidity reserve balances. Additionally, from time to time the International, Emerging Markets, Short Term Bond, Fixed Income I and Fixed Income III Funds may enter into contracts to hedge certain foreign currency-denominated assets. Contracts are recorded at market value. Certain risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts, if any, that are recognized in the Statement of Assets and Liabilities. Realized gains or losses arising from such transactions are included in net realized gain (or loss) from foreign currency-related transactions. Open contracts at October 31, 2002, are presented on the Statement of Net Assets for the applicable Funds.

   Forward commitments

   The Funds may contract to purchase securities for a fixed price at a future date beyond customary settlement time (not to exceed 120 days) (i.e., a "forward commitment," "delayed settlement" or "when issued" transaction, e.g., to be announced ("TBA")) consistent with a Fund's ability to manage its investment portfolio and meet redemption requests. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The Funds may dispose of a forward commitment transaction prior to settlement if it is appropriate to do so and realize short-term gains (or losses) upon such sale. When effecting such transactions, cash or liquid high-grade debt obligations of the Fund in a dollar amount sufficient to make payment for the portfolio securities to be purchased will be segregated on the Fund's records at the trade date and maintained until the transaction is settled. A forward commitment transaction involves a risk of loss if the value of the security to be purchased declines prior to the settlement date or the other party to the transaction fails to complete the transaction.

   Options

   The Funds may purchase and sell (write) call and put options on securities and securities indices, provided such options are traded on a national securities exchange or in an over-the-counter market. The Funds may also purchase and sell call and put options on foreign currencies. The domestic equity Funds may utilize options to equitize liquidity reserve balances.

   When a Fund writes a covered call or a put option, an amount equal to the premium received by the Fund is included in the Fund's Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. The Fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in stock value above the exercise price of the option, and when the Fund writes a put option it is exposed to a decline in the price of the underlying security.


148 Notes to Financial Statements

Frank Russell Investment Company
Institutional Funds

Notes to Financial Statements, continued-October 31, 2002

  If an option which the Fund has written either expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. When a put option which a Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which a Fund purchases upon exercise of the option. Realized gains (losses) on purchased options are included in net realized gain (loss) from investments.

  The Funds' use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Funds' exposure to market risk. The risks may be caused by an imperfect correlation between movements in the price of the instrument and the price of the underlying securities and interest rates.

  Futures Contracts

  The domestic and international equity Funds utilize futures to equitize liquidity reserve balances. Fixed Income III Fund may utilize futures contracts (i.e., interest rate, foreign currency and index futures contracts) to a limited extent. The face or contract amounts of these instruments reflect the extent of the Funds' exposure to market risk. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Changes in the initial settlement values of futures contracts are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized.

  Swap Agreements

  The Equity I, Equity II, Equity III, Equity Q, International, Fixed Income I, Fixed Income III, Emerging Markets, Short Term Bond, Select Growth, and Select Value Funds may enter into swap agreements as an additional equitization vehicle for uninvested cash balances held by those Funds or to effect investment transactions consistent with these Funds' investment objectives and strategies. Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard swap transaction, the two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular investments or instruments. The returns to be exchanged between the parties are calculated with respect to a "notional amount" (i.e. a specified dollar amount that is hypothetically invested in a "basket" of securities representing a particular index).

  Investments in emerging markets

  Investing in emerging markets may involve special risks and considerations for the Emerging Markets Fund not typically associated with investing in the United States markets. These risks include revaluation of currencies, high rates of inflation, repatriation, restrictions on income and capital, and future adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, delayed settlements, and their prices more volatile than those of comparable securities in the United States.

3.Investment Transactions

  Securities

  During the fiscal year ended October 31, 2002, purchases and sales of investment securities (excluding US Government and Agency obligations, short-term investments, options, futures and repurchase agreements) were as follows:

                     Purchases          Sales                                      Purchases             Sales
--------------------------------------------------------------------------------------------------------------------
  Equity I        $  1,028,517,528  $ 1,177,086,295    Fixed Income III         $    312,291,158    $    392,866,413
  Equity II            901,826,735      886,797,168    Emerging Markets              267,877,922         289,621,371
  Equity III            68,728,160       83,125,726    Real Estate Securities        458,207,725         431,837,119
  Equity Q           1,280,686,315    1,024,662,129    Short Term Bond               276,366,027         212,140,429
  International        895,471,486      842,894,061    Select Growth                 109,967,128         101,784,508
  Fixed Income I       713,698,967      728,181,775    Select Value                   87,461,419          67,561,772

                                               Notes to Financial Statements 149

Frank Russell Investment Company
Institutional Funds

Notes to Financial Statements, continued--October 31, 2002
--------------------------------------------------------------------------------
     Purchases and sales of US Government and Agency obligations (excluding short-term investments, options, futures and repurchase agreements) were as follows:

                               Purchases             Sales
     -----------------------------------------------------------
     Short Term Bond       $    687,356,015     $    564,422,626
     Fixed Income I           1,739,847,432        1,843,291,746
     Fixed Income III           540,880,749          556,492,808

     Written Options Contracts

     Fund transactions in written options contracts for the fiscal year ended October 31, 2002 were as follows:

                                                Fixed Income I                         Fixed Income III
                                         Number of          Premiums            Number of            Premiums
                                         Contracts          Received            Contracts            Received
     --------------------------------------------------------------------------------------------------------
     Outstanding October 31, 2001         9,510,069      $     106,371          6,004,398        $  1,885,089
     Opened                               1,725,000             52,289          1,512,252             524,756
     Closed                             (11,235,069)          (158,660)        (7,514,703)           (899,555)
     Expired                                     --                 --             (1,580)           (988,922)
                                        -----------      -------------         ----------        ------------
     Outstanding October 31, 2002                --      $          --                367        $    521,368
                                        ===========      =============         ==========        ============

                                              Emerging Markets                         International
                                         Number of          Premiums            Number of            Premiums
                                         Contracts          Received            Contracts            Received
     --------------------------------------------------------------------------------------------------------
     Outstanding October 31, 2001               479      $     551,624                 --        $         --
     Opened                                   1,685          2,392,600                417          10,019,086
     Closed                                  (1,749)        (2,409,707)              (176)         (5,706,121)
     Expired                                     --                 --                 --                  --
                                        -----------      -------------          ---------        ------------
     Outstanding October 31, 2002               415      $     534,517                241        $  4,312,965
                                        ===========      =============          =========        ============

     Securities Lending

     The Investment Company has a securities lending program whereby each Fund can loan securities with a value up to 33 1/3% of its total assets to certain brokers. The Fund receives cash (US currency), US Government or US Government agency obligations as collateral against the loaned securities. To the extent that a loan is collateralized by cash, such collateral shall be invested by the securities lending agent in short-term instruments, money market mutual funds, and such other short-term investments, provided the investments meet certain quality and diversification requirements. The collateral received is recorded on the Fund's statement of assets and liabilities along with the related obligation to return the collateral.

     Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers and transaction costs, is divided between the Fund and the securities lending agent and is recorded as income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of US securities) or 105% (for non-US securities) of the market value of the loaned securities at the inception of each loan. Should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral. Consequently, loans are made only to borrowers which are deemed to be of good financial standing. As of October 31, 2002, the value of outstanding securities on loan and the value of collateral amounted to as follows:

                                 Value of               Value of                                    Value of             Value of
                             Securities on Loan        Collateral                              Securities on Loan       Collateral
     ------------------------------------------------------------------------------------------------------------------------------
     Equity I                 $     19,457,433     $    20,049,406  Fixed Income III            $     28,729,870      $  29,630,111
     Equity II                     104,820,567         108,390,313  Real Estate Securities            21,852,707         22,654,790
     Equity III                         34,829              35,596  Select Growth                        913,791            970,993
     Equity Q                       45,165,246          47,067,851  Select Value                         280,385            285,638
     Fixed Income I                177,119,750         179,830,875

150 Notes to Financial Statements

Frank Russell Investment Company
Institutional Funds

Notes to Financial Statements, continued--October 31, 2002

     As of October 31, 2002, the cash collateral received for the securities on loan are invested as follows:

                                         Deutsche Bank                                                    Deutsche Bank
                     FRIC Money Market    IDA Fund (1)                              FRIC Money Market     IDA Fund (1)
     -------------------------------------------------------------------------------------------------------------------
     Equity I        $      15,043,534  $     5,000,666  Fixed Income III          $        22,232,157  $     7,390,258
     Equity II              81,327,759       27,034,406  Real Estate Securities             16,998,412        5,650,493
     Equity III                 26,710            8,879  Select Growth                         728,560          242,183
     Equity Q               35,316,094       11,739,529  Select Value                          214,319           71,242
     Fixed Income I        134,931,250       44,852,906

     (1) The Deutsche Bank IDA Fund investment balance includes pending items that account for the difference between the total amount invested and the total cash collateral amount.

     As of October 31, 2002, the value of the non-cash collateral received for the securities on loan in the Fixed Income I Fund and the Fixed Income III Fund is $238,250 and $375,244, respectively. The non-cash collateral consists of a pool of US Government securities.

 4.  Related Parties
     Advisor and Administrator

     FRIMCo advises and administers all of the Funds which comprise the Investment Company. FRIMCo is a wholly-owned subsidiary of Frank Russell Company, a wholly-owned subsidiary of The Northwestern Mutual Life Insurance Company. Frank Russell Company researches and recommends to FRIMCo, and to the Investment Company, one or more investment management organizations to manage the portfolio of each Fund.

     The Funds are permitted to invest their cash reserves (i.e., monies awaiting investment in portfolio securities suitable for the Funds' objectives) in the Frank Russell Investment Company Money Market Fund (a series of the Investment Company not presented herein). As of October 31, 2002, $408,059,704 of the Money Market Fund's net assets represents investments by these Funds and $401,206,266 represents the investments of other affiliated Funds not presented herein. In addition, a portion of the collateral received from the Investment Company's securities lending program in the amount of $595,000,000 is invested in the Money Market Fund.

     The advisory and administrative fees (excluding Class Y) are based upon the average daily net assets of each Fund and the rates specified in the table below. Class Y shares pay administrative fees to FRIMCo at cost. The advisory and administrative fees are payable monthly and total $43,116,393 and $3,095,867, respectively, for the fiscal year ended October 31, 2002. Prior to April 8, 2002, FRIMCo reduced its advisory fees for each Fund by advisory fees incurred on assets invested in the Money Market Fund.

                            Annual Rate                                                 Annual Rate
                        Advisor    Administrator                                    Advisor    Administrator
     -------------------------------------------------------------------------------------------------------
     Equity I             0.55%        0.05%           Fixed Income III               0.50%        0.05%
     Equity II            0.70         0.05            Emerging Markets               1.15         0.05
     Equity III           0.55         0.05            Real Estate Securities         0.80         0.05
     Equity Q             0.55         0.05            Short Term Bond                0.45         0.05
     International        0.70         0.05            Select Growth                  0.80         0.05
     Fixed Income I       0.25         0.05            Select Value                   0.70         0.05

     The advisor has contractually agreed to waive up to the full amount of its 0.50% combined advisory and administrative fees for the Short Term Bond Fund, and to reimburse the Fund to the extent that fund level expenses exceed 0.47% of the Fund's average daily net assets on an annual basis. The total amount of the waiver for the fiscal year ended October 31, 2002 was $965,164. There were no reimbursements for the fiscal year ended October 31, 2002.

     The Advisor has contractually agreed to waive up to the full amount of its 0.85% combined advisory and administrative fees for the Select Growth Fund, and to reimburse the Fund to the extent that Fund level expenses exceed 0.83% of the Fund's average daily net assets on an annual basis. The total amount of the waiver for the fiscal year ended October 31, 2002 was $372,278. There were no reimbursements for the fiscal year ended October 31, 2002.

                                               Notes to Financial Statements 151

Frank Russell Investment Company Institutional Funds
Notes to Financial Statements, continued--October 31, 2002

     The Advisor has contractually agreed to waive up to the full amount of its 0.75% combined advisory and administrative fees for the Select Value Fund, and to reimburse the Fund to the extent that Fund level expenses exceed 0.73% of the Fund's average daily net assets on an annual basis. The total amount of the waiver for the fiscal year ended October 31, 2002 was $316,894 There were no reimbursements for the fiscal year ended October 31, 2002.

     In accordance with the special servicing agreement entered into in February 1999 by the Advisor, the Fund of Funds (a group of five LifePoints(R) Funds and the Tax-Managed Global Equity Fund which invest in a combination of Class S shares of the Investment Company's portfolios) and the Funds listed below, the "Underlying Funds" in which the Fund of Funds invest, expenses from the operation of the Fund of Funds are borne by the Underlying Funds based on each Underlying Fund's proportionate share of assets owned by the Fund of Funds. No Underlying Funds will be charged expenses that exceed the estimated savings to each respective Underlying Fund. These estimated savings result from the elimination of separate shareholder accounts which either currently are or have potential to be invested in the Underlying Funds. In the event that the financial benefits to the Underlying Funds do not exceed aggregate expenses of any Fund of Fund, the Advisor will reimburse the respective Underlying Funds.

     For the fiscal year ended October 31, 2002, the special servicing expense charged to the Underlying Funds amounted to:

                                           Amount
          Underlying Funds                  Paid
     -----------------------------------------------
     Emerging Markets                  $     117,549
     Short Term Bond                         285,592
     Real Estate Securities                  147,539

     Custodian

     The Funds have entered into arrangements with their Custodian whereby custody credits realized as a result of uninvested cash balances were used to reduce a portion of the Fund's expenses. During the fiscal year ended October 31, 2002, the Fund's custodian fees were reduced by the following amounts under these arrangements:

     Equity I                          $       1,215     Fixed Income III         $   7,590
     Equity II                                 1,720     Emerging Markets             1,998
     Equity III                                  102     Real Estate Securities       1,328
     Equity Q                                  1,268     Short Term Bond              8,318
     International                             2,852     Select Growth                  401
     Fixed Income I                           21,987     Select Value                   134

     Analytic services

     Fees for analytic services provided to the Funds are paid or accrued to Russell/Mellon Analytical Services, an affiliate of the Investment Company. Russell/Mellon Analytical Services provides its TruVP System to the Funds, pursuant to a written Service Agreement. The TruVP System provides analytics used by the Advisor. Total fees for the Funds reported herein for the fiscal year ended October 31, 2002 was $172,021.

     Transfer agent

     The Funds have a contract with FRIMCo to provide agent services to the Investment Company. Total fees for the Funds transfer reported herein for the fiscal year ended October 31, 2002 were $5,884,431.

     In addition, FRIMCo has contractually agreed to waive a portion of its transfer agency fees to the extent that those fees would affect "Other Expenses" of certain Funds by one basis point or more. The total transfer agent fee waiver for the fiscal year ended October 31, 2002 were as follows:

                                          TA Fee
             Fund                      Waiver Amount
     -----------------------------------------------
     Equity Q                          $         135
     International                             2,064
     Fixed Income I                            4,011
     Real Estate Securities                   83,347
     Select Growth                            10,856
     Select Value                             11,443

152 Notes to Financial Statements

Frank Russell Investment Company
Institutional Funds

Notes to Financial Statements, continued--October 31, 2002

     Distributor and Shareholder Servicing

     The Investment Company has a Distribution Plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. Under this Plan, the Investment Company is authorized to make payments to the Russell Fund Distributors (the "Distributor") which is a wholly-owned subsidiary of FRIMCo, or any Selling Agents, as defined in the Plan, an amount for sales support services provided and related expenses incurred which were primarily intended to result in the sale of the Class C shares subject to the Distribution Plan. The 12b-1 distribution payments shall not exceed 0.75% of the average daily net assets of a Fund's Class C shares on an annual basis.

     In addition, the Investment Company has adopted a Shareholder Services Plan (the "Services Plan") under which the Funds may make payments to the Distributor or any Servicing Agent for any activities or expenses primarily intended to assist, support or service the Servicing Agents' clients who beneficially own Class C and Class E shares of the Funds. The shareholder servicing payments shall not exceed 0.25% of the average daily net assets of a Fund's Class C and Class E shares on an annual basis.

     Brokerage commissions

     The Funds may effect portfolio transactions through Frank Russell Securities, Inc., an affiliate of the Advisor, when a money manager determines that the Fund will receive competitive execution, price, and commissions. Amounts retained by Frank Russell Securities, Inc. for the fiscal year ended October 31, 2002 were as follows:

       Underlying Funds      Amount          Underlying Funds         Amount
     ------------------------------------------------------------------------
     Equity I              $  42,167      Emerging Markets          $  59,934
     Equity II                77,443      Real Estate Securities       37,630
     Equity III                6,578      Select Growth                 7,687
     Equity Q                 30,202      Select Value                 11,851
     International           146,778

     Additionally, the Funds paid brokerage commissions to non-affiliated brokers who provided brokerage and research services to the Advisor.

     Board of Trustees

     The Investment Company pays each of its Trustees not affiliated with FRIMCo a retainer of $52,000 per year, $5,000 for each regular quarterly meeting attended in person, $2,000 for each special meeting attended in person, $2,000 for each Joint Audit Committee meeting or Nominating and Governance Committee meeting attended in person. The Trustee will receive a $500 fee for attending the meetings by phone instead of receiving the full fee had the member attended in person. Out of pocket expenses are also paid by the Investment Company. The Lead Trustee is paid a fee of $10,000 per year, and each Committee Chair is paid a fee of $6,000 per year.

                                               Notes to Financial Statements 153

Frank Russell Investment Company
Institutional Funds

Notes to Financial Statements, continued--October 31, 2002

5. Federal Income Taxes

   At October 31, 2002, the following Funds had net tax basis capital loss carryforwards which may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first. Available capital loss carryforwards and expiration dates are as follows:

                           10/31/03      10/31/04       10/31/05     10/31/06
--------------------------------------------------------------------------------
   Equity I              $         --  $         --  $          --  $         --
   Equity II                       --            --             --            --
   Equity III                      --            --             --            --
   Equity Q                        --            --             --            --
   International                   --            --             --            --
   Fixed Income III                --            --             --            --
   Emerging Markets         2,887,175       348,806             --    56,335,865
   Real Estate Securities          --            --             --            --
   Short Term Bond          2,834,049     1,947,924        574,853        51,911
   Select Growth                   --            --             --            --
   Select Value                    --            --             --            --

                           10/31/07      10/31/08      10/31/09      10/31/10         Totals
-----------------------------------------------------------------------------------------------
   Equity I              $         --  $         --  $ 128,871,325  $ 64,518,851  $ 193,390,176
   Equity II                       --            --     21,696,078    34,858,191     56,554,269
   Equity III                      --     9,236,773             --            --      9,236,773
   Equity Q                        --            --    106,032,081   165,053,472    271,085,553
   International                   --            --    161,745,343   136,240,464    297,985,807
   Fixed Income I                  --            --             --            --             --
   Fixed Income III                --     3,186,391             --            --      3,186,391
   Emerging Markets        30,325,300     6,163,374     62,678,057    23,661,306    182,399,883
   Real Estate Securities          --            --             --            --             --
   Short Term Bond          3,481,990     2,691,693             --            --     11,582,420
   Select Growth                   --            --     15,155,988    15,387,117     30,543,105
   Select Value                    --            --      4,530,474    10,676,285     15,206,759

154 Notes to Financial Statements

Frank Russell Investment Company
Institutional Funds

Notes to Financial Statements, continued--October 31, 2002

  At October 31, 2002, the cost of investments, net unrealized appreciation, undistributed ordinary income and undistributed long-term capital gains for income tax purposes were as follows:

                                                        Equity I            Equity II          Equity III           Equity Q
  ------------------------------------------------------------------------------------------------------------------------------
  Cost of Investments                               $    587,271,086     $   653,069,742     $   51,654,950     $  1,413,078,856
                                                    ================     ===============     ==============     ================
  Unrealized Appreciation                           $    122,647,734     $    82,668,013     $    1,931,253     $    151,157,109
  Unrealized Depreciation                                (43,135,701)        (91,514,748)        (2,894,398)        (168,969,213)
                                                    ----------------     ---------------     --------------     ----------------
  Net Unrealized Appreciation (Depreciation)        $     79,512,033     $    (8,846,735)    $     (963,145)    $    (17,812,104)
                                                    ================     ===============     ==============     ================
  Undistributed Ordinary Income                     $             --     $     2,175,551     $           --     $             --
  Undistributed Long-Term Capital Gains
     (Capital Loss Carryforward)                    $   (193,390,176)    $   (56,554,269)    $   (9,236,773)    $   (271,085,553)

  Tax Composition of Distributions:

  Ordinary Income                                   $      6,679,959     $     3,193,923     $      755,480     $     15,118,914
  Long-Term Capital Gains                           $             --     $            --     $           --     $             --
  Tax Return of Capital                             $      2,576,704     $            --     $           --     $             --


                                                                              Fixed              Fixed              Emerging
                                                      International         Income I           Income III           Markets
  ------------------------------------------------------------------------------------------------------------------------------
  Cost of Investments                               $    994,356,605     $ 1,504,836,217     $  409,832,293     $    268,413,407
                                                    ================     ===============     ==============     ================
  Unrealized Appreciation                           $    108,911,153     $    48,317,461     $    9,160,249     $     48,502,047
  Unrealized Depreciation                               (168,779,600)        (10,968,321)       (10,159,137)         (42,587,967)
                                                    ----------------     ---------------     --------------     ----------------
  Net Unrealized Appreciation (Depreciation)        $    (59,868,447)    $    37,349,140     $     (998,888)    $      5,914,080
                                                    ================     ===============     ==============     ================
  Undistributed Ordinary Income                     $     15,228,870     $    18,744,086     $           --     $      1,311,668
  Undistributed Long-Term Capital Gains
     (Capital Loss Carryforward)                    $   (297,985,807)    $     5,320,929     $   (3,186,391)    $   (182,399,883)

  Tax Composition of Distributions:

  Ordinary Income                                   $      4,576,022     $    70,184,793     $   22,668,014     $        663,183
  Long-Term Capital Gains                           $             --     $     6,236,761     $           --     $             --
  Tax Return of Capital                             $             --     $            --     $           --     $             --


                                                       Real Estate          Short Term           Select              Select
                                                        Securities             Bond              Growth               Value
  ------------------------------------------------------------------------------------------------------------------------------
  Cost of Investments                               $    564,451,597     $   646,963,737     $   49,366,873     $     78,743,144
                                                    ================     ===============     ==============     ================
  Unrealized Appreciation                           $     79,971,605     $    13,947,523     $    3,150,052     $      3,150,443
  Unrealized Depreciation                                (20,225,108)         (1,239,599)        (5,605,043)          (9,411,800)
                                                    ----------------     ---------------     --------------     ----------------
  Net Unrealized Appreciation (Depreciation)        $     59,746,497     $    12,707,924     $   (2,454,991)    $     (6,261,357)
                                                    ================     ===============     ==============     ================
  Undistributed Ordinary Income                     $             --     $            --     $           --     $          6,746
  Undistributed Long-Term Capital Gains
     (Capital Loss Carryforward)                    $             --     $   (11,582,420)    $  (30,543,105)    $    (15,206,759)

  Tax Composition of Distributions:

  Ordinary Income                                   $     33,398,800     $    23,487,611     $           --     $        767,479
  Long-Term Capital Gains                           $      6,441,412     $            --     $           --     $             --
  Tax Return of Capital                             $             --     $            --     $           --     $             --

                                               Notes to Financial Statements 155

Frank Russell Investment Company
Institutional Funds

Notes to Financial Statements, continued--October 31, 2002

6. Fund Share Transactions

   Share transactions for the fiscal years ended October 31, 2002 and October 31, 2001 were as follows:

                                                                        Shares                        Dollars (000)
Equity I                                                        2002              2001            2002            2001
     Class E
   Proceeds from shares sold                                    232,814           492,649     $     5,724      $   14,962
   Proceeds from reinvestment of distributions                    8,999            18,775             214             573
   Payments for shares redeemed                                (547,955)         (523,801)        (14,009)        (15,760)
                                                           ------------      ------------     -----------      ----------
   Net increase (decrease)                                     (306,142)          (12,377)         (8,071)           (225)
                                                           ------------      ------------     -----------      ----------

     Class I
   Proceeds from shares sold                                  8,951,967         9,861,980         220,299         292,201
   Proceeds from reinvestment of distributions                  318,369           641,926           7,535          19,561
   Payments for shares redeemed                             (14,053,879)      (19,617,361)       (350,378)       (586,263)
                                                           ------------      ------------     -----------      ----------
   Net increase (decrease)                                   (4,783,543)       (9,113,455)       (122,544)       (274,501)
                                                           ------------      ------------     -----------      ----------

     Class Y
   Proceeds from shares sold                                    321,360         4,752,542           7,541         142,206
   Proceeds from reinvestment of distributions                   33,623            44,502             795           1,274
   Payments for shares redeemed                              (3,479,609)          (59,883)        (94,256)         (1,795)
                                                           ------------      ------------     -----------      ----------
   Net increase (decrease)                                   (3,124,626)        4,737,161         (85,920)        141,685
                                                           ------------      ------------     -----------      ----------
   Total net increase (decrease)                             (8,214,311)       (4,388,671)    $  (216,535)     $ (133,041)
                                                           ============      ============     ===========      ==========


Equity II
     Class E
   Proceeds from shares sold                                    562,395           500,042     $    15,902      $   15,775
   Proceeds from reinvestment of distributions                    2,253           137,660              72           4,283
   Payments for shares redeemed                                (601,540)         (513,953)        (17,412)        (16,642)
                                                           ------------      ------------     -----------      ----------
   Net increase (decrease)                                      (36,892)          123,749          (1,438)          3,416
                                                           ------------      ------------     -----------      ----------

     Class I
   Proceeds from shares sold                                  6,498,687         7,140,976         195,081         225,472
   Proceeds from reinvestment of distributions                   78,480         2,825,235           2,491          87,865
   Payments for shares redeemed                              (9,109,320)       (9,353,044)       (275,603)       (294,045)
                                                           ------------      ------------     -----------      ----------
   Net increase (decrease)                                   (2,532,153)          613,167         (78,031)         19,292
                                                           ------------      ------------     -----------      ----------

     Class Y
   Proceeds from shares sold                                  3,511,399         3,076,212         111,642          96,999
   Proceeds from reinvestment of distributions                   14,751           204,656             468           6,367
   Payments for shares redeemed                              (2,243,550)         (107,217)        (68,269)         (3,456)
                                                           ------------      ------------     -----------      ----------
   Net increase (decrease)                                    1,282,600         3,173,651          43,841          99,910
                                                           ------------      ------------     -----------      ----------
   Total net increase (decrease)                             (1,286,445)        3,910,567     $   (35,628)     $  122,618
                                                           ============      ============     ===========      ==========

156 Notes to Financial Statements

Frank Russell Investment Company
Institutional Funds

Notes to Financial Statements, continued--October 31, 2002

                                                                       Shares                        Dollars (000)
Equity III                                                     2002            2001              2002            2001
     Class E
   Proceeds from shares sold                                    17,499          18,005        $      396      $       455
   Proceeds from reinvestment of distributions                   1,177           1,691                25               42
   Payments for shares redeemed                                (96,188)        (82,674)           (2,192)          (2,049)
                                                           -----------    ------------        ----------      -----------
   Net increase (decrease)                                     (77,512)        (62,978)           (1,771)          (1,552)
                                                           -----------    ------------        ----------      -----------

     Class I
   Proceeds from shares sold                                   713,419       1,816,884            15,799           46,104
   Proceeds from reinvestment of distributions                  27,907          32,910               592              808
   Payments for shares redeemed                             (1,554,744)     (3,388,076)          (35,241)         (85,430)
                                                           -----------    ------------        ----------      -----------
   Net increase (decrease)                                    (813,418)     (1,538,282)          (18,850)         (38,518)
                                                           -----------    ------------        ----------      -----------
   Total net increase (decrease)                              (890,930)     (1,601,260)       $  (20,621)     $   (40,070)
                                                           ===========    ============        ==========      ===========


Equity Q
     Class E
   Proceeds from shares sold                                   220,891         383,965        $    6,338      $    13,306
   Proceeds from reinvestment of distributions                   5,192          23,637               146              838
   Payments for shares redeemed                               (261,870)       (288,267)           (7,705)          (9,887)
                                                           -----------    ------------        ----------      -----------
   Net increase (decrease)                                     (35,787)        119,335            (1,221)           4,257
                                                           -----------    ------------        ----------      -----------

     Class I
   Proceeds from shares sold                                13,404,615      11,400,288           390,511          389,327
   Proceeds from reinvestment of distributions                 326,870       1,248,635             9,131           44,164
   Payments for shares redeemed                            (12,453,822)    (12,910,464)         (354,329)        (445,884)
                                                           -----------    ------------        ----------      -----------
   Net increase (decrease)                                   1,277,663        (261,541)           45,313          (12,393)
                                                           -----------    ------------        ----------      -----------

     Class Y
   Proceeds from shares sold                                 7,893,681      14,772,890           238,838          498,306
   Proceeds from reinvestment of distributions                 197,631          94,110             5,436            3,074
   Payments for shares redeemed                             (2,763,774)       (474,299)          (86,954)         (16,821)
                                                           -----------    ------------        ----------      -----------
   Net increase (decrease)                                   5,327,538      14,392,701           157,320          484,559
                                                           -----------    ------------        ----------      -----------
   Total net increase (decrease)                             6,569,414      14,250,495        $  201,412      $   476,423
                                                           ===========    ============        ==========      ===========

                                               Notes to Financial Statements 157

Frank Russell Investment Company
Institutional Funds

Notes to Financial Statements, continued--October 31, 2002


                                                                    Shares                     Dollars (000)
International                                                 2002           2001           2002           2001
     Class E
   Proceeds from shares sold                                  137,236        289,559    $     3,835    $     9,980
   Proceeds from reinvestment of distributions                    930         30,084             27          1,107
   Payments for shares redeemed                              (340,205)      (291,193)        (9,913)        (9,989)
                                                          -----------    -----------    -----------    -----------
   Net increase (decrease)                                   (202,039)        28,450         (6,051)         1,098
                                                          -----------    -----------    -----------    -----------

     Class I
   Proceeds from shares sold                               11,043,787     10,818,690        310,277        359,380
   Proceeds from reinvestment of distributions                 88,965      1,344,057          2,568         49,433
   Payments for shares redeemed                           (13,016,359)   (16,834,122)      (369,844)      (568,258)
                                                          -----------    -----------    -----------    -----------
   Net increase (decrease)                                 (1,883,607)    (4,671,375)       (56,999)      (159,445)
                                                          -----------    -----------    -----------    -----------

     Class Y
   Proceeds from shares sold                                5,111,313     11,741,983        146,450        388,248
   Proceeds from reinvestment of distributions                 63,950        110,072          1,846          4,050
   Payments for shares redeemed                            (2,783,165)      (220,522)       (82,304)        (6,308)
                                                          -----------    -----------    -----------    -----------
   Net increase (decrease)                                  2,392,098     11,631,533         65,992        385,990
                                                          -----------    -----------    -----------    -----------
   Total net increase (decrease)                              306,452      6,988,608    $     2,942    $   227,643
                                                          ===========    ===========    ===========    ===========


Fixed Income I
     Class E
   Proceeds from shares sold                                  306,994        439,031    $     6,678    $     9,440
   Proceeds from reinvestment of distributions                 75,119         86,139          1,608          1,840
   Payments for shares redeemed                              (710,760)      (554,449)       (15,380)       (11,933)
                                                          -----------    -----------    -----------    -----------
   Net increase (decrease)                                   (328,647)       (29,279)        (7,094)          (653)
                                                          -----------    -----------    -----------    -----------

     Class I
   Proceeds from shares sold                               10,620,622     16,817,236        230,446        361,700
   Proceeds from reinvestment of distributions              1,970,445      2,217,992         42,187         47,346
   Payments for shares redeemed                           (17,458,055)   (25,395,832)      (379,037)      (549,198)
                                                          -----------    -----------    -----------    -----------
   Net increase (decrease)                                 (4,866,988)    (6,360,604)      (106,404)      (140,152)
                                                          -----------    -----------    -----------    -----------

     Class Y
   Proceeds from shares sold                               11,503,452     18,533,028        248,338        399,111
   Proceeds from reinvestment of distributions              1,285,853        916,492         27,600         19,721
   Payments for shares redeemed                           (13,231,438)    (3,074,749)      (289,487)       (67,817)
                                                          -----------    -----------    -----------    -----------
   Net increase (decrease)                                   (442,133)    16,374,771        (13,549)       351,015
                                                          -----------    -----------    -----------    -----------
   Total net increase (decrease)                           (5,637,768)     9,984,888    $  (127,047)   $   210,210
                                                          ===========    ===========    ===========    ===========

158 Notes to Financial Statements

Frank Russell Investment Company
Institutional Funds

Notes to Financial Statements, continued--October 31, 2002


                                                                    Shares                     Dollars (000)
Fixed Income III                                              2002           2001           2002           2001
     Class E
   Proceeds from shares sold                                  175,664        649,990    $     1,772    $     6,540
   Proceeds from reinvestment of distributions                 30,732         35,736            305            359
   Payments for shares redeemed                              (204,018)      (652,317)        (2,047)        (6,561)
                                                          -----------    -----------    -----------    -----------
   Net increase (decrease)                                      2,378         33,409             30            338
                                                          -----------    -----------    -----------    -----------

     Class I
   Proceeds from shares sold                                6,953,847     10,393,451         69,791        104,693
   Proceeds from reinvestment of distributions              2,218,582      2,569,885         21,956         25,588
   Payments for shares redeemed                           (18,231,102)   (20,257,459)      (182,787)      (203,805)
                                                          -----------    -----------    -----------    -----------
   Net increase (decrease)                                 (9,058,673)    (7,294,123)       (91,040)       (73,524)
                                                          -----------    -----------    -----------    -----------

     Class Y
   Proceeds from shares sold                                       --             --             --             --
   Proceeds from reinvestment of distributions                     --        140,589             --          1,401
   Payments for shares redeemed                            (2,327,400)            --        (23,720)            --
                                                          -----------    -----------    -----------    -----------
   Net increase (decrease)                                 (2,327,400)       140,589        (23,720)         1,401
                                                          -----------    -----------    -----------    -----------
   Total net increase (decrease)                          (11,383,695)    (7,120,125)   $  (114,730)   $   (71,785)
                                                          ===========    ===========    ===========    ===========


Emerging Markets
     Class C
   Proceeds from shares sold                                  518,161        137,117    $     4,232    $     1,123
   Proceeds from reinvestment of distributions                     --             --             --             --
   Payments for shares redeemed                              (143,749)       (35,899)        (1,106)          (284)
                                                          -----------    -----------    -----------    -----------
   Net increase (decrease)                                    374,412        101,218          3,126            839
                                                          -----------    -----------    -----------    -----------

     Class E
   Proceeds from shares sold                                  561,418        567,859          4,516          4,705
   Proceeds from reinvestment of distributions                     --             --             --             --
   Payments for shares redeemed                              (678,775)      (266,754)        (5,731)        (2,184)
                                                          -----------    -----------    -----------    -----------
   Net increase (decrease)                                   (117,357)       301,105         (1,215)         2,521
                                                          -----------    -----------    -----------    -----------

     Class S
   Proceeds from shares sold                                2,590,340     16,388,682        105,456        135,632
   Proceeds from reinvestment of distributions                 61,763            424            495              3
   Payments for shares redeemed                           (16,003,464)   (16,408,954)      (133,839)      (136,160)
                                                          -----------    -----------    -----------    -----------
   Net increase (decrease)                                 (3,351,361)       (19,848)       (27,888)          (525)
                                                          -----------    -----------    -----------    -----------
   Total net increase (decrease)                           (3,094,306)       382,475    $   (25,977)   $     2,835
                                                          ===========    ===========    ===========    ===========

                                               Notes to Financial Statements 159

Frank Russell Investment Company
Institutional Funds

Notes to Financial Statements, continued--October 31, 2002


                                                                    Shares                       Dollars (000)
Real Estate Securities                                        2002           2001            2002             2001
     Class C
   Proceeds from shares sold                                 448,509           103,276   $     12,958      $     2,875
   Proceeds from reinvestment of distributions                18,264             6,912            526              192
   Payments for shares redeemed                              (86,309)          (29,021)        (2,477)            (804)
                                                        ------------      ------------   ------------      -----------
   Net increase (decrease)                                   380,464            81,167         11,007            2,263
                                                        ------------      ------------   ------------      -----------

     Class E
   Proceeds from shares sold                                 166,463           212,123          4,841            5,932
   Proceeds from reinvestment of distributions                21,987            16,648            639              465
   Payments for shares redeemed                             (210,089)         (156,979)        (6,140)          (4,398)
                                                        ------------      ------------   ------------      -----------
   Net increase (decrease)                                   (21,639)           71,792           (660)           1,999
                                                        ------------      ------------   ------------      -----------

     Class S
   Proceeds from shares sold                               7,571,337         5,249,657        222,014          147,150
   Proceeds from reinvestment of distributions             1,017,408           928,495         29,793           26,005
   Payments for shares redeemed                           (8,581,654)       (9,472,152)      (252,176)        (265,634)
                                                        ------------      ------------   ------------      -----------
   Net increase (decrease)                                     7,091        (3,294,000)          (369)         (92,479)
                                                        ------------      ------------   ------------      -----------
   Total net increase (decrease)                             365,916        (3,141,041)  $      9,978      $   (88,217)
                                                        ============      ============   ============      ===========


Short Term Bond
     Class C
   Proceeds from shares sold                                 891,450            78,584   $     16,803      $     1,467
   Proceeds from reinvestment of distributions                13,764             2,381            259               44
   Payments for shares redeemed                             (136,826)          (27,890)        (2,578)            (514)
                                                        ------------      ------------   ------------      -----------
   Net increase (decrease)                                   768,388            53,075         14,484              997
                                                        ------------      ------------   ------------      -----------
     Class E
   Proceeds from shares sold                                 615,275           564,628         11,601           10,581
   Proceeds from reinvestment of distributions                34,940            36,645            655              680
   Payments for shares redeemed                             (659,961)         (214,143)       (12,475)          (4,004)
                                                        ------------      ------------   ------------      -----------
   Net increase (decrease)                                    (9,746)          387,130           (219)           7,257
                                                        ------------      ------------   ------------      -----------

     Class S
   Proceeds from shares sold                              21,888,883         8,965,303        412,350          167,732
   Proceeds from reinvestment of distributions               853,287           970,821         15,967           17,951
   Payments for shares redeemed                          (12,307,894)      (12,032,878)      (231,654)        (224,412)
                                                        ------------      ------------   ------------      -----------
   Net increase (decrease)                                10,434,276        (2,096,754)       196,663          (38,729)
                                                        ------------      ------------   ------------      -----------
   Total net increase (decrease)                          11,192,918        (1,656,549)  $    210,928      $   (30,475)
                                                        ============      ============   ============      ===========

160 Notes to Financial Statements

Frank Russell Investment Company
Institutional Funds

Notes to Financial Statements, continued--October 31, 2002

                                                              Shares           Dollars (000)

Select Growth (a)                                        2002       2001       2002     2001
     Class C
   Proceeds from shares sold                           145,960    166,964  $  1,008  $  1,561
   Proceeds from reinvestment of distributions              --         --        --        --
   Payments for shares redeemed                        (42,761)   (13,972)     (272)     (102)
                                                    ----------  ---------  --------  --------
   Net increase (decrease)                             103,199    152,992       736     1,459
                                                    ----------  ---------  --------  --------

     Class E
   Proceeds from shares sold                           136,844    406,916       854     3,499
   Proceeds from reinvestment of distributions              --         --        --        --
   Payments for shares redeemed                        (13,226)      (735)      (74)       (6)
                                                    ----------  ---------  --------  --------
   Net increase (decrease)                             123,618    406,181       780     3,493
                                                    ----------  ---------  --------  --------

     Class I
   Proceeds from shares sold                           457,782  3,258,910     2,915    31,629
   Proceeds from reinvestment of distributions              --         --        --        --
   Payments for shares redeemed                       (200,960)  (123,313)   (1,144)     (842)
                                                    ----------  ---------  --------  --------
   Net increase (decrease)                             256,822  3,135,597     1,771    30,787
                                                    ----------  ---------  --------  --------

     Class S
   Proceeds from shares sold                         1,779,237  3,737,572    12,005    35,271
   Proceeds from reinvestment of distributions              --         --        --        --
   Payments for shares redeemed                       (802,599)  (148,910)   (5,393)     (969)
                                                    ----------  ---------  --------  --------
   Net increase (decrease)                             976,638  3,588,662     6,612    34,302
                                                    ----------  ---------  --------  --------
   Total net increase (decrease)                     1,460,277  7,283,432  $  9,899  $ 70,041
                                                     =========  =========  ========  ========


Select Value (a)
     Class C
   Proceeds from shares sold                           130,424    223,038  $  1,117     2,153
   Proceeds from reinvestment of distributions             239        181         3         2
   Payments for shares redeemed                        (69,251)    (6,468)     (605)      (55)
                                                    ----------  ---------  --------  --------
   Net increase (decrease)                              61,412    216,751       515     2,100
                                                    ----------  ---------  --------  --------

     Class E
   Proceeds from shares sold                           179,451    394,890     1,483     3,786
   Proceeds from reinvestment of distributions           3,425        811        28         7
   Payments for shares redeemed                       (108,225)   (25,822)     (825)     (250)
                                                    ----------  ---------  --------  --------
   Net increase (decrease)                              74,651    369,879       686     3,543
                                                    ----------  ---------  --------  --------

     Class I
   Proceeds from shares sold                         1,688,127  3,434,442    14,913    33,635
   Proceeds from reinvestment of distributions          30,461     19,957       251       180
   Payments for shares redeemed                       (398,266)   (58,864)   (3,014)     (515)
                                                    ----------  ---------  --------  --------
   Net increase (decrease)                           1,320,322  3,395,535    12,150    33,300
                                                    ----------  ---------  --------  --------

     Class S
   Proceeds from shares sold                         1,861,114  3,961,683    16,038    38,602
   Proceeds from reinvestment of distributions          43,099     24,255       356       216
   Payments for shares redeemed                     (1,303,030)  (317,533)  (10,869)   (2,826)
                                                    ----------  ---------  --------  --------
   Net increase (decrease)                             601,183  3,668,405     5,525    35,992
                                                    ----------  ---------  --------  --------
   Total net increase (decrease)                     2,057,568  7,650,570  $ 18,876  $ 74,935
                                                    ==========  =========  ========  ========

(a) Share transactions for all Classes are for the period January 31, 2001 (commencement of operations) to October 31, 2001.

                                               Notes to Financial Statements 161

Frank Russell Investment Company
Institutional Funds

Notes to Financial Statements, continued--October 31, 2002

7.  Line of Credit

    Each of the Funds of the Investment Company share in a $75 million revolving credit facility for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Funds are charged an annual commitment fee of .125% on the average daily unused amount of the aggregate commitment, which is allocated among each of the Funds. Interest is calculated at the Federal Fund Rate plus .50% annually. The Funds may borrow up to a maximum of 33.33% of the value of their net assets under the agreement. The agreement will expire December 26, 2002. The Funds did not have any drawdowns for the year ended October 31, 2002.

8.  Beneficial Interest

    As of October 31, 2002, the following table includes each shareholder with shares of beneficial interest of greater than 10% of the total outstanding shares of each respective Fund:

                                                    %       %       %
    ---------------------------------------------------------------------
    Equity I                                      38.3      --      --
    Equity II                                     41.0      --      --
    Equity III                                    47.7      --      --
    Equity Q                                      35.2    26.6      --
    International                                 25.6    19.3      --
    Fixed Income I                                18.9    18.5    12.4
    Fixed Income III                              58.2      --      --
    Emerging Markets                              28.8      --      --
    Real Estate Securities                        31.5      --      --
    Short Term Bond                               28.4    10.4      --
    Select Growth                                 68.6    21.3      --
    Select Value                                  52.4    20.7    16.6

9.  Dividends

    On December 5, 2002, the Funds declared the following dividends from net investment income and capital gains, respectively, payable on December 10, 2002 to shareholders on record December 6, 2002.

                                  Net Investment    Short-Term       Long-Term
                                      Income       Capital Gains   Capital Gains
    ----------------------------------------------------------------------------
    Fixed I - Class E              $    0.2032       $  0.3478       $  0.0941
    Fixed I - Class I                   0.2166          0.3478          0.0941
    Fixed I - Class Y                   0.2211          0.3478          0.0941
    Fixed III - Class E                 0.1181              --              --
    Fixed III - Class I                 0.1230              --              --
    Short Term Bond - Class C           0.1552              --              --
    Short Term Bond - Class E           0.1856              --              --
    Short Term Bond - Class S           0.1978              --              --

    On December 12, 2002, the Funds declared the following dividends from net investment income and capital gains, respectively, payable on December 17, 2002 to shareholders on record December 13, 2002.


                                  Net Investment     Short-Term      Long-Term
                                      Income       Capital Gains   Capital Gains
    ----------------------------------------------------------------------------
    Equity I - Class E            $     0.0542       $      --       $      --
    Equity I - Class I                  0.0654              --              --
    Equity I - Class Y                  0.0703              --              --
    Equity III - Class E                0.0936              --              --
    Equity III - Class I                0.1054              --              --
    Equity Q - Class E                  0.0690              --              --
    Equity Q - Class I                  0.0796              --              --
    Equity Q - Class Y                  0.0860              --              --
    Real Estate - Class C               0.2452              --              --
    Real Estate - Class E               0.2916              --              --
    Real Estate - Class S               0.2888              --              --
    Select Value - Class C              0.0082              --              --
    Select Value - Class E              0.0222              --              --
    Select Value - Class I              0.0280              --              --
    Select Value - Class S              0.0264              --              --


162 Notes to Financial Statements

Report of Independent Accountants





To the Board of Trustees and Shareholders of Frank Russell Investment Company:

In our opinion, the accompanying statements of assets and liabilities, including the statements of net assets, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each series of Frank Russell Investment Company (in this report comprised of Equity I, Equity II, Equity III, Equity Q, International, Fixed Income I, Fixed Income III, Emerging Markets, Real Estate Securities, Short Term Bond, Select Growth, and Select Value (the "Funds")) at October 31, 2002, the results of each of their operations for the year then ended, the changes in each of their net assets and the financial highlights for the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.



/s/ PricewaterhouseCoopers LLP


Seattle, Washington
December 16, 2002

                                           Report of Independent Accountants 163

Frank Russell Investment Company
Institutional Funds

Tax Information--October 31, 2002 (Unaudited)


Pursuant to Section 852 of the Internal Revenue Code, the Funds designate the following amounts as long-term capital gain dividends for their taxable year ended October 31, 2002:


                                     Total Long-Term
                                      Capital Gains
                                     ---------------
Fixed Income I                       $     6,236,761
Real Estate Securities                     6,441,412


The Emerging Markets Fund and International Fund paid foreign taxes of $815,848 and $2,169,382, and recognized $5,197,469 and $20,898,700 of foreign source income, respectively, during the taxable year ended October 31, 2002. Pursuant to Section 853 of the Internal Revenue Code, the Emerging Markets Fund and International Fund designates $0.0220 and $0.0574 per share of foreign taxes paid and $0.1403 and $0.5527 of gross income earned from foreign sources, respectively, in the taxable year ended October 31, 2002.

164 Tax Information

Frank Russell Investment Company
Institutional Funds

Disclosure of Information about Fund Directors--October 31, 2002 (Unaudited)

The following tables provide information for each officer and trustee of the Russell Fund Complex. The Russell Fund Complex consists of Frank Russell Investment Company ("FRIC"), which has 31 funds, and Russell Insurance Funds ("RIF"), which has 5 funds. Each of the trustees is a trustee of both FRIC and RIF. The first table provides information for trustees who are interested trustees. The second table provides information for the independent trustees. The third table provides information for the officers.

---------------------------------------------------------------------------------------------------------------------------
                              Position(s) Held
       Name,                   with Fund and             Term                 Principal Occupations(s)
        Age,                     Length of                of                         During the
      Address                   Time Served             Office                      Past 5 Years
---------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES
-------------------
---------------------------------------------------------------------------------------------------------------------------
  *George F. Russell, Jr.,  Trustee Emeritus and    Appointed until      . Currently, Chairman Emeritus, FRC
   Born July 3, 1932        Chairman                successor is         . Currently, Chairman Emeritus, FRIC
                                                    duly elected and       and RIF
   909 A Street             Emeritus since 1999     qualified            . From 1984 to December 1998,
   Tacoma, Washington                                                      Chairman of the Board of FRIC and
   98402-1616                                                              RIF
---------------------------------------------------------------------------------------------------------------------------
  *Lynn L. Anderson,        Trustee since 1987      Appointed until      . Vice Chairman, FRC;
   Born April 22, 1939                              successor is         . Chairman of the Board,
                                                    duly elected and       Trustee, FRIC and RIF;
   909 A Street                                     qualified            . CEO and Chairman of the Board,
   Tacoma, Washington                                                      Russell Fund Distributors, Inc.
   98402-1616               Chairman of the Board   Until successor        and FRIMCo;
                            since 1999              is chosen and        . Trustee, President and Chairman
                                                    qualified by           of the Board, SSgA Funds
                                                    trustees               (investment company) Trustee
                                                                           and Chairman of the Board,
                                                                           Frank Russell Trust Company
                                                                         . Until October 2002, President and
                                                                           CEO, FRIC and RIF
---------------------------------------------------------------------------------------------------------------------------
  *Michael J.A. Phillips,   Trustee since           Appointed until      . Chairman of the Board, President and
   Born January 20, 1948    January 2, 2002         successor is           CEO, FRC
                                                    duly elected and     . Trustee, FRIC and RIF
   909 A Street                                     qualified
   Tacoma, Washington
   98402-1616
---------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
--------------------
---------------------------------------------------------------------------------------------------------------------------
Paul E. Anderson,           Trustee since 1984      Appointed until      . 1996 to present, President,
Born October 15, 1931                               successor is           Anderson Management Group LLC
                                                    duly elected and       (private investments consulting)
909 A Street                                        qualified
Tacoma, Washington
98402-1616
---------------------------------------------------------------------------------------------------------------------------
Paul Anton, Ph.D.,          Trustee since 1985      Appointed until      . Retired since 1997
Born December 1, 1919                               successor is         . Until 1997, President, Paul Anton
                                                    duly elected and       and Associates (Marketing
909 A Street                                        qualified              Consultant on emerging international
Tacoma, Washington                                                         markets for small corporations)
98402-1616
---------------------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------
                                    No. of
                                  Portfolios
                                  in Russell
                                     Fund
       Name,                        Complex             Other
        Age,                        Overseen      Directorships Held
      Address                      by Trustee         by Trustee
---------------------------------------------------------------------------------
INTERESTED TRUSTEES
-------------------
---------------------------------------------------------------------------------
  *George F. Russell, Jr.,             36         None
   Born July 3, 1932

   909 A Street
   Tacoma, Washington
   98402-1616
---------------------------------------------------------------------------------
  *Lynn L. Anderson,                   36         .  Trustee, The
   Born April 22, 1939                               SSgA Funds
                                                     (investment
   909 A Street                                      company);
   Tacoma, Washington
   98402-1616
---------------------------------------------------------------------------------
  *Michael J.A. Phillips,              36         None
   Born January 20, 1948

   909 A Street
   Tacoma, Washington
   98402-1616
---------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
--------------------
---------------------------------------------------------------------------------
Paul E. Anderson,                      36         None
Born October 15, 1931

909 A Street
Tacoma, Washington
98402-1616
---------------------------------------------------------------------------------
Paul Anton, Ph.D.,                     36         None
Born December 1, 1919

909 A Street
Tacoma, Washington
98402-1616
---------------------------------------------------------------------------------

* Each of Messrs. Russell, Anderson and Phillips is also an officer of an affiliate of FRIC and RIF and is therefore an interested trustee.

                              Disclosure of Information about Fund Directors 165

Frank Russell Investment Company
Institutional Funds

Disclosure of Information about Fund Directors, continued--October 31, 2002 (Unaudited)


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                         No. of
                                                                                                       Portfolios
                                                                                                       in Russell
                            Position(s) Held                                                              Fund
      Name,                  with Fund and           Term                  Principal Occupation(s)       Complex         Other
      Age,                    Length of               of                       During the               Overseen     Directorships
     Address                 Time Served            Office                    Past 5 Years             by Trustee   Held by Trustee
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES (continued)
------------------------------------------------------------------------------------------------------------------------------------
William E. Baxter,        Trustee since 1984   Appointed until    . Retired since 1986                     36       None
Born June 8, 1925                              successor is
                                               duly elected and
909 A Street                                   qualified
Tacoma, Washington
98402-1616
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Kristianne Blake,         Trustee since 2000   Appointed until    . President, Kristianne Gates           36        . Trustee,
Born January 22, 1954                          successor is         Blake, P.S. (accounting                           WM Group
                                               duly elected and     services)                                         of Funds
909 A Street                                   qualified                                                              (investment
Tacoma, Washington                                                                                                    company);
98402-1616                                                                                                          . Director,
                                                                                                                      Avista Corp.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Lee C. Gingrich,          Trustee since 1984   Appointed until    . Retired since 1995                     36       None
Born October 6, 1930                           successor is
                                               duly elected and
909 A Street                                   qualified
Tacoma, Washington
98402-1616
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Eleanor W. Palmer,        Trustee since 1984   Appointed until    . Retired since 1981                     36       None
Born May 5, 1926                               successor is
                                               duly elected and
909 A Street                                   qualified
98402-1616
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Raymond P. Tennison, Jr.  Trustee since 2000   Appointed until    . Currently, President, Simpson          36       None
Born December 21, 1955                         successor is         Investment Company and several
                                               duly elected and     additional subsidiary companies,
909 A Street                                   qualified            including Simpson Timber
Tacoma, Washington                                                  Company, Simpson Paper Company
98402-1616                                                          and Simpson Tacoma Kraft
                                                                    Company
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Julie W. Weston           Trustee since 2002   Appointed until    . Retired since 2000                     36       None
Born October 2, 1943                           successor is         1997 to 2000, Arbitrator,
                                               duly elected and     The American Arbitration
909 A Street                                   qualified            Association Commercial Panel
Tacoma, Washington                                                  1995 to 1999, Hearing Officer,
98402-1616                                                          University of Washington
                                                                    1987 to 1997, Consulting
                                                                    Attorney
------------------------------------------------------------------------------------------------------------------------------------

166 Disclosure of Information about Fund Directors

Frank Russell Investment Company
Institutional Funds

Disclosure of Information about Fund Directors, continued--October 31, 2002 (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                           Position(s) Held
      Name,                 with Fund and              Term                                   Principal Occupation(s)
       Age,                   Length of                 of                                          During the
     Address                 Time Served              Office                                       Past 5 Years
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS
--------

------------------------------------------------------------------------------------------------------------------------------------
Mark E. Swanson,         Treasurer and Chief      Until successor               . Treasurer and Chief Accounting Officer, FRIC and
Born November 26, 1963   Accounting Officer       is chosen and                   RIF 1996 to present,
                         since 1998               qualified by                  . Director, Funds Administration, FRIMCo and Frank
909 A Street                                      Trustees                        Russell Trust Company
Tacoma, Washington                                                              . Treasurer, SSgA Funds (investment company);
98402-1616                                                                      . Manager, Funds Accounting and Taxes, Russell Fund
                                                                                  Distributors, Inc.
                                                                                . April 1996 to August 1998, Assistant Treasurer,
                                                                                  FRIC and RIF; November 1995 to July 1998,
                                                                                  Assistant Secretary, SSgA Funds; February 1997 to
                                                                                  July 1998, Manager, Funds Accounting and Taxes,
                                                                                  FRIMCo
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Randall P. Lert,         Director of              Until removed by              . Director of Investments, FRIC and RIF
Born October 3, 1953     Investments              Trustees                      . Chief Investment Officer, Frank Russell Trust
                         since 1991                                               Company
909 A Street                                                                    . Director, FRIMCo and Russell Fund Distributors,
Tacoma, Washington                                                                Inc.
98402-1616
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Karl J. Ege,             Secretary and            Until removed by              . Secretary and General Counsel, FRIC, RIF, FRIMCo
Born October 8, 1941     General Counsel          Trustees                      . Frank Russell Trust Company and Russell Fund
                         since 1994                                               Distributors, Inc.
                                                                                . Director, Secretary and General Counsel, Frank
909 A Street                                                                      Russell Capital Inc.
Tacoma, Washington                                                              . Director and Secretary, Russell 20-20 Association
98402-1616
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Mark D. Amberson         Director of              Until removed by              . Director of Short-Term Investment Funds, FRIC,
Born July 20, 1960       Short-Term               Trustees                        RIF, FRIMCo and Frank Russell Trust Company
                         Investment Funds                                       . From 1991 to 2001, Portfolio Manager, FRIC, RIF,
909 A Street             since 2001                                               FRIMCo and Frank Russell Trust Company
Tacoma, Washington
98402-1616
------------------------------------------------------------------------------------------------------------------------------------

                              Disclosure of Information about Fund Directors 167

Frank Russell Investment Company
Institutional Funds

Matter Submitted to a Vote of Shareholders--October 31, 2002 (Unaudited)

There was a Special Meeting in Lieu of Annual Meeting of Shareholders of the Frank Russell Investment Company ("the Investment Company") held at 909 A Street, Tacoma, Washington held on December 13, 2001.

THE FOLLOWING MATTERS WERE VOTED UPON AT THE MEETING

The result of each vote accompany the description of each matter
----------------------------------------------------------------

1. Election of Trustees.
Vote:
-----
                                     For                              Abstain
                              -----------------                    -------------
Kristianne Blake              2,411,474,404.404                    8,451,167.148
Raymond P. Tennison, Jr.      2,411,476,320.327                    8,449,251.225

2. To amend the Equity Income and Equity III Funds' fundamental investment objective such that such Funds will seek to provide capital appreciation.
Vote:
-----
                                     For              Against         Abstain
                              -----------------   --------------   -------------
Equity III                        1,938,339.173          722.982       4,692.000

3.a To amend the fundamental investment restriction regarding borrowing.
Vote:
-----
                                     For              Against         Abstain
                              -----------------   --------------   -------------
Emerging Markets                 19,274,715.606    1,076,685.015     179,927.463
Equity I                         18,668,764.857      716,322.865      26,195.000
Equity II                        12,166,111.454      400,779.932      80,365.700
Equity III                        1,738,364.973      200,697.182       4,692.000
Equity Q                         24,636,444.254      663,544.112     301,021.560
Fixed Income I                   32,112,869.076      867,534.471     390,040.800
Fixed Income III                 20,799,591.806      597,556.700      19,591.000
International                    22,969,608.791      442,835.000     135,879.000
Real Estate Securities            9,084,954.211      375,900.508      91,367.003
Select Growth                     6,729,950.110       14,120.510           0.000
Select Value                      6,242,607.336       17,766.080           0.000
Short Term Bond                  10,498,374.489      602,141.470      57,133.315

3.b To amend the fundamental investment restriction regarding underwriting.
Vote:
-----
                                     For              Against         Abstain
                              -----------------   --------------   -------------
Emerging Markets                 20,163,686.036      215,284.982     152,357.066
Equity I                         19,283,932.487      100,964.235      26,386.000
Equity II                        12,498,074.754       68,816.632      80,365.700
Equity III                        1,938,339.173          722.982       4,692.000
Equity Q                         25,166,652.254      133,335.112     301,022.560
Fixed Income I                   32,726,032.976      254,370.571     390,040.800
Fixed Income III                 21,040,166.506      353,788.000      22,785.000
International                    23,353,161.791       59,282.000     135,879.000
Real Estate Securities            9,353,269.642      116,898.507      82,053.573
Select Growth                     6,737,700.620        6,370.000           0.000
Select Value                      6,260,373.416            0.000           0.000
Short Term Bond                  10,977,500.279      144,515.770      35,633.225

168 Matter Submitted to a Vote of Shareholders

Frank Russell Investment Company
Institutional Funds

Matter Submitted to a Vote of Shareholders, continued--October 31, 2002 (Unaudited)

3.c To amend the fundamental investment restriction regarding lending.
Vote:
-----
                                      For             Against         Abstain
                                ----------------   -------------  --------------
Emerging Markets                 20,082,371.743     241,270.003     207,686.338
Equity I                         19,156,971.487     227,925.235      26,386.000
Equity II                        12,484,876.554      82,014.832      80,365.700
Equity III                        1,929,727.173       9,334.982       4,692.000
Equity Q                         25,171,052.254     128,743.112     301,214.560
Fixed Income I                   32,835,594.976     144,417.571     390,431.800
Fixed Income III                 21,248,220.506     145,734.000      22,785.000
International                    23,339,430.691      73,014.100     135,878.000
Real Estate Securities            9,326,828.312     124,008.750     101,384.660
Select Growth                     6,732,047.620      12,023.000           0.000
Select Value                      6,255,463.416       4,910.000           0.000
Short Term Bond                  10,888,982.479     195,651.350      73,015.445

3.d To amend the fundamental investment restriction regarding investing in commodities.
Vote:
-----
                                      For             Against        Abstain
                                ----------------   -------------  --------------
Emerging Markets                 19,555,687.896     779,930.781     195,709.407
Equity I                         18,783,516.257     600,996.465      26,770.000
Equity II                        12,211,422.354     355,705.032      80,129.700
Equity III                        1,738,364.973     200,697.182       4,692.000
Equity Q                         24,748,147.254     551,440.112     301,422.560
Fixed Income I                   32,115,688.976     863,748.571     391,006.800
Fixed Income III                 20,688,869.506     707,282.000      20,588.000
International                    23,067,897.991     344,546.800     135,878.000
Real Estate Securities            9,160,892.676     294,647.884      96,681.162
Select Growth                     6,729,950.110      14,120.510           0.000
Select Value                      6,247,871.246      12,502.170           0.000
Short Term Bond                  10,797,677.434     290,562.950      69,408.890

3.e To amend the fundamental investment restriction regarding issuing senior securities.
Vote:
-----
                                      For             Against        Abstain
                                ----------------   -------------  --------------
Emerging Markets                 19,915,112.731     416,028.590     200,186.763
Equity I                         18,941,804.487     442,709.235      26,769.000
Equity II                        12,365,437.954     201,156.432      80,662.700
Equity III                        1,767,610.173     171,451.982       4,692.000
Equity Q                         24,890,669.254     408,124.112     302,216.560
Fixed Income I                   32,394,873.976     584,173.571     391,396.800
Fixed Income III                 21,081,727.506     314,424.000      20,588.000
International                    23,133,844.791     278,600.000     135,878.000
Real Estate Securities            9,231,616.705     221,620.741      98,984.277
Select Growth                     6,729,950.110      14,120.510           0.000
Select Value                      6,247,871.246      12,502.170           0.000
Short Term Bond                  10,860,736.374     228,051.140      68,861.760

                                  Matter Submitted to a Vote of Shareholders 169

Frank Russell Investment Company
Institutional Funds

Matter Submitted to a Vote of Shareholders, continued--October 31, 2002 (Unaudited)

3.f To amend the fundamental investment restriction regarding industry concentration.
Vote:
-----
                                       For             Against         Abstain
                              -----------------   --------------   -------------
Emerging Markets                 19,841,306.601      502,969.616     187,051.867
Equity I                         19,192,232.857      192,280.865      26,769.000
Equity II                        12,387,906.554      178,686.832      80,663.700
Equity III                        1,909,093.973       29,968.182       4,692.000
Equity Q                         25,089,395.254      209,397.112     302,217.560
Fixed Income I                   32,665,786.976      313,259.571     391,397.800
Fixed Income III                 21,062,419.506      333,732.000      20,588.000
International                    23,294,276.991      118,167.800     135,878.000
Real Estate Securities            9,301,660.990      155,042.341      95,518.392
Select Growth                     6,732,047.620       12,023.000           0.000
Select Value                      6,249,572.416       10,801.000           0.000
Short Term Bond                  10,763,939.899      326,487.455      67,221.920

5.a To eliminate the fundamental investment restriction regarding making investments in companies for the purpose of exercising control or management.
Vote:
-----
                                       For             Against         Abstain
                              -----------------   --------------   -------------
Emerging Markets                 19,661,052.801      679,139.393     191,135.890
Equity I                         19,278,995.257      107,604.465      24,683.000
Equity II                        12,460,251.454      167,324.632      19,681.000
Equity III                        1,900,481.973       38,580.182       4,692.000
Equity Q                         25,348,036.814      230,311.112      22,662.000
Fixed Income I                   32,930,374.776      421,740.571      18,329.000
Fixed Income III                 20,855,907.506      545,361.000      15,471.000
International                    23,413,866.291      110,056.500      24,400.000
Real Estate Securities            9,181,990.361      275,099.334      95,132.028
Select Growth                     6,737,700.620        6,370.000           0.000
Select Value                      6,251,462.416        8,911.000           0.000
Short Term Bond                  10,685,565.269      422,245.155      49,838.850

5.b To eliminate the fundamental investment restriction regarding purchasing securities on margin and making short sales.
Vote:
-----
                                       For             Against         Abstain
                              -----------------   --------------   -------------
Emerging Markets                 19,625,972.299      715,312.098     190,043.687
Equity I                         19,153,300.857      233,297.865      24,684.000
Equity II                        12,440,540.254      187,569.832      19,147.000
Equity III                        1,901,783.973       37,278.182       4,692.000
Equity Q                         25,317,081.814      261,367.112      22,561.000
Fixed Income I                   32,927,615.776      424,498.571      18,330.000
Fixed Income III                 20,855,038.506      546,230.000      15,471.000
International                    23,147,669.191      376,253.600      24,400.000
Real Estate Securities            9,208,892.437      249,689.024      93,640.262
Select Growth                     6,732,047.620       12,023.000           0.000
Select Value                      6,249,572.416       10,801.000           0.000
Short Term Bond                  10,691,991.124      415,818.290      49,839.860

170 Matter Submitted to a Vote of Shareholders

Frank Russell Investment Company
Institutional Funds

Matter Submitted to a Vote of Shareholders, continued--October 31, 2002 (Unaudited)

5.c To eliminate the fundamental investment restriction regarding purchasing securities of other investment companies.
Vote:
-----
                                       For             Against        Abstain
                                ----------------   -------------  --------------
Emerging Markets                  20,107,946.674     244,934.157    178,447.253
Equity I                          19,193,204.487     192,835.235     25,243.000
Equity II                         12,552,932.254      74,507.832     19,817.000
Equity III                         1,937,037.173       2,024.982      4,692.000
Equity Q                          25,485,912.814      91,493.112     23,604.000
Fixed Income I                    33,207,911.776     144,203.571     18,329.000
Fixed Income III                  21,252,340.506     148,928.000     15,471.000
International                     23,459,643.691      63,676.100     25,003.000
Real Estate Securities             8,513,415.705     943,877.111     94,928.907
Select Growth                      6,735,257.620       6,370.000      2,443.000
Select Value                       6,254,482.416       5,891.000          0.000
Short Term Bond                   10,922,619.589     185,156.735     49,872.950

5.d To eliminate the fundamental investment restriction regarding investments in options.
Vote:
-----
                                       For             Against        Abstain
                                ----------------   -------------  --------------
Emerging Markets                  19,782,885.076     550,164.415    198,278.593
Equity I                          19,158,500.857     228,096.865     24,685.000
Equity II                         12,428,314.054     199,262.032     19,681.000
Equity III                         1,901,783.973      37,278.182      4,692.000
Equity Q                          25,336,805.814     240,873.112     23,331.000
Fixed Income I                    32,928,160.776     424,344.571     17,939.000
Fixed Income III                  20,862,689.506     545,906.000      8,144.000
International                     23,404,992.991     118,929.800     24,400.000
Real Estate Securities             9,283,908.449     172,610.101     95,703.172
Select Growth                      6,737,700.620       6,370.000          0.000
Select Value                       6,260,373.416           0.000          0.000
Short Term Bond                   10,848,374.649     248,098.935     61,175.690

5.e To eliminate the fundamental investment restriction regarding participating in joint trading accounts.
Vote:
-----
                                       For             Against        Abstain
                                ----------------   -------------  --------------
Emerging Markets                  19,893,528.091     447,453.846    190,346.147
Equity I                          18,941,882.487     442,514.235     26,886.000
Equity II                         12,424,013.654     203,288.432     19,955.000
Equity III                         1,774,920.173     164,141.982      4,692.000
Equity Q                          25,156,890.814     419,075.112     25,044.000
Fixed Income I                    32,768,963.776     583,151.571     18,329.000
Fixed Income III                  21,083,269.506     313,879.000     19,591.000
International                     23,240,146.791     282,352.000     25,824.000
Real Estate Securities             9,227,576.284     228,250.972     96,394.467
Select Growth                      6,735,603.110       8,467.510          0.000
Select Value                       6,258,672.246       1,701.170          0.000
Short Term Bond                   10,880,845.484     226,181.910     50,621.880

                                  Matter Submitted to a Vote of Shareholders 171

Frank Russell Investment Company
Institutional Funds

Matter Submitted to a Vote of Shareholders, continued--October 31, 2002 (Unaudited)

5.f To eliminate the fundamental investment restriction regarding purchases or sales of portfolio securities involving affiliates.
Vote:
-----
                                       For             Against         Abstain
                              -----------------   --------------   -------------
Emerging Markets                 20,096,453.806      240,420.796     194,453.482
Equity I                         19,174,654.487      210,302.235      26,326.000
Equity II                        12,546,132.254       81,170.832      19,954.000
Equity III                        1,931,029.173        8,032.982       4,692.000
Equity Q                         25,459,772.814      116,465.112      24,772.000
Fixed Income I                   33,207,696.776      144,417.571      18,330.000
Fixed Income III                 21,248,220.506      148,928.000      19,591.000
International                    23,450,199.691       72,623.100      25,500.000
Real Estate Securities            9,333,471.062      122,828.815      95,921.845
Select Growth                     6,729,604.620       12,023.000       2,443.000
Select Value                      6,252,444.416        7,929.000           0.000
Short Term Bond                  10,857,892.229      246,652.790      53,104.255

5.g To eliminate the fundamental investment restriction regarding diversification of investments and regarding acquiring more than certain percentages of the securities of any one issuer.
Vote:
-----
                                       For             Against         Abstain
                              -----------------   --------------   -------------
Emerging Markets                 19,438,695.573      759,107.064     333,525.447
Equity I                         18,795,570.257      574,609.865      41,102.600
Equity II                        12,274,895.054      342,993.832      29,368.200
Equity III                        1,745,674.973      193,387.182       4,692.000
Equity Q                         25,020,872.814      543,502.112      36,635.000
Fixed Income I                   32,488,402.776      753,971.571     128,070.000
Fixed Income III                 20,689,866.506      500,154.000     226,719.000
International                    23,165,110.191      345,044.800      38,167.800
Real Estate Securities            9,063,373.932      300,579.419     188,268.372
Select Growth                     6,729,950.110       14,120.510           0.000
Select Value                      6,244,851.246       15,522.170           0.000
Short Term Bond                  10,794,531.294      276,670.520      86,447.460

5.h To eliminate the Fixed Income I, Diversified Bond and Short Term Bond Funds' fundamental investment restriction regarding investments in convertible bonds.
Vote:
-----
                                       For             Against         Abstain
                              -----------------   --------------   -------------
Fixed Income I                   33,100,739.776      251,766.571      17,938.000

172 Matter Submitted to a Vote of Shareholders

Institutional Funds
Frank Russell Investment Company
909 A Street, Tacoma, Washington 98402
(800) 832-6688
In Washington (253) 627-7001

Trustees
  Lynn L. Anderson, Chairman
  Paul E. Anderson
  Paul Anton, PhD
  William E. Baxter
  Kristianne Blake
  Lee C. Gingrich
  Eleanor W. Palmer
  Michael J.A. Phillips
  Raymond P. Tennison, Jr.
  Julie W. Weston

Trustees Emeritus
  George F. Russell, Jr.

Officers
  Lynn L. Anderson, Chairman of the Board
  Leonard P. Brennan, President and Chief Executive Officer
  Karl Ege, Secretary and General Counsel
  Mark E. Swanson, Treasurer and Chief Accounting Officer
  Mark Amberson, Director of Short Term Investment Funds
  Randall P. Lert, Director of Investments
  Sharon L. Hammel, Director of Portfolio Implementation
  Gregory J. Lyons, Assistant Secretary and Associate General Counsel Deedra S. Walkey, Assistant Secretary
  Mary Beth Rhoden, Assistant Secretary
  Greg S. Korte, Assistant Treasurer
  David J. Craig, Assistant Treasurer
  Stephen J. Meyer, Assistant Treasurer
  Amy L. Osler, Assistant Secretary

Manager, Transfer and Dividend Paying Agent
  Frank Russell Investment Management Company
  909 A Street
  Tacoma, WA 98402

Consultant
  Frank Russell Company
  909 A Street
  Tacoma, WA 98402

Custodian
  State Street Bank and Trust Company
  Allan Forbes Building
  150 Newport Avenue AFB35
  North Quincy, MA 02171

Office of Shareholder Inquiries
  909 A Street
  Tacoma, WA 98402
  (800) RUSSEL4
  (800) 787-7354

Legal Counsel
  Stradley, Ronon, Stevens & Young, LLP
  2600 One Commerce Square
  Philadelphia, PA 19103-7098

Distributor
  Russell Fund Distributors, Inc.
  909 A Street
  Tacoma, WA 98402

Independent Accountants
  PricewaterhouseCoopers LLP
  1420 5th Avenue
  Suite 1900
  Seattle, WA 98101

Money Managers

Equity I Fund
  Alliance Capital Management L.P., through its Bernstein
    Investment Research and Management Unit, New York, NY
  Barclays Global Fund Advisors, San Francisco, CA
  Jacobs Levy Equity Management, Inc., Florham Park, NJ
  Marsico Capital Management, LLC, Denver, CO
  MFS Institutional Advisors, Inc., Boston, MA
  Montag & Caldwell, Inc., Atlanta, GA
  Peachtree Asset Management, Atlanta, GA
  Strong Capital Management, Inc., Menomonee Falls, WI
  Suffolk Capital Management, LLC, New York, NY
  Turner Investment Partners, Inc., Berwyn, PA
  Westpeak Global Advisors, L.P., Boulder, CO

Equity II Fund
  CapitalWorks Investment Partners, LLC, San Diego, CA
  David J. Greene and Company, LLC, New York, NY
  Delphi Management, Inc., Boston, MA
  Goldman Sachs Asset Management, a unit of the Investment
  Management Division of Goldman Sachs & Co., New York, NY
  Jacobs Levy Equity Management, Inc., Florham Park, NJ
  Sirach Capital Management, Inc., Seattle, WA
  Suffolk Capital Management, LLC, New York, NY
  TimesSquare Capital Management, Inc., New York, NY

Equity III Fund
  Barclays Global Fund Advisors, San Francisco, CA
  Brandywine Asset Management, LLC, Wilmington, DE
  DePrince, Race & Zollo, Inc., Orlando, FL
  Iridian Asset Management LLC, Westport, CT

This report is prepared from the books and records of the Funds and is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of Frank Russell Investment Company. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

Manager, Money Managers and Service Providers 173

Institutional Funds
Frank Russell Investment Company
909 A Street, Tacoma, Washington 98402
(800) 832-6688
In Washington (253) 627-7001

Equity Q Fund
  Barclays Global Fund Advisors, San Francisco, CA
  Franklin Portfolio Associates LLC, Boston, MA
  Jacobs Levy Equity Management, Inc., Florham Park, NJ J.P.
  Morgan Investment Management Inc., New York, NY

International Fund
  Alliance Capital Management L.P., through its Bernstein
    Investment Research and Management Unit, New York, NY
  AQR Capital Management, LLC, New York, NY
  Capital International, Inc., Los Angeles, CA
  Delaware International Advisers Ltd., London, England
  Driehaus Capital Management, Inc., Chicago, IL
  Fidelity Management & Research Company, Boston, MA
  Marvin & Palmer Associates, Inc., Wilmington, DE
  Mastholm Asset Management, LLC, Bellevue, WA
  Oechsle International Advisors, LLC, Boston, MA
  The Boston Company Asset Management LLC, Boston, MA

Emerging Markets Fund
  Alliance Capital Management L.P., through its Bernstein
    Investment Research and Management Unit, New York, NY
  Foreign & Colonial Emerging Markets Limited, London, England
  Genesis Asset Managers Limited, London, England
  Schroder Investment Management North America Ltd., New York, NY
  T. Rowe Price International, Inc., Baltimore, MD

Real Estate Securities Fund
  AEW Management and Advisors, L.P., Boston, MA
  RREEF America L.L.C., Chicago, IL
  Security Capital Research & Management Incorporated, Chicago, IL

Short Term Bond Fund
  BlackRock Financial Management, Inc., New York, NY
  Merganser Capital Management LP, Cambridge, MA
  Pacific Investment Management Company LLC, Newport Beach, CA
  STW Fixed Income Management, Santa Barbara, CA

Fixed Income I Fund
  Lincoln Capital Management Company, Chicago, IL
  Pacific Investment Management Company LLC, Newport Beach, CA
  TimesSquare Capital Management, Inc., New York, NY

Fixed Income III Fund
  Delaware Management Company, a series of Delaware
    Management Business Trust, Philadelphia, PA
  Morgan Stanley Investments, LP, West Conshohocken, PA
  Pacific Investment Management Company LLC, Newport Beach, CA
  TimesSquare Capital Management, Inc., New York, NY

Select Growth Fund
  CapitalWorks Investment Partners, LLC, San Diego, CA
  Fuller & Thaler Asset Management, Inc., San Mateo, CA
  Strong Capital Management, Inc., Menomonee Falls, WI
  TCW Investment Management Co., Los Angeles, CA
  Turner Investment Partners, Inc., Berwyn, PA

Select Value Fund
  Iridian Asset Management LLC, Westport, CT
  MFS Institutional Advisors, Inc., Boston, MA
  Systematic Financial Management, L.P., Teaneck, NJ

This report is prepared from the books and records of the Funds and is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of Frank Russell Investment Company. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

174 Manager, Money Managers and Service Providers

[LOGO] Russell


Frank Russell Investment Company
909 A Street
Tacoma, Washington 98402

253-627-7001
800-787-7354
Fax: 253-591-3495

www.russell.com                                                 36-08-020 (1002)